 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII
(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Global Capital Appreciation Fund Class I Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Medtronic PLC (Ireland, Health Care Equipment & Supplies)	1.3	0.8
Global Payments, Inc. (United States of America, IT Services)	1.2	1.1
Harman International Industries, Inc. (United States of America, Household Durables)	1.2	0.0
Amgen, Inc. (United States of America, Biotechnology)	1.1	0.7
First Republic Bank (United States of America, Banks)	1.1	0.7
	5.9

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.6	21.9
Health Care	17.0	13.0
Financials	15.8	16.4
Information Technology	15.4	21.0
Industrials	13.4	12.0

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	50.1	54.4
Japan	5.8	7.1
Canada	3.8	3.0
Ireland	2.7	1.8
United Kingdom	2.4	4.5

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks	92.5%
Short-Term Investments and Net Other Assets (Liabilities)	7.5%

As of October 31, 2015
Stocks	94.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
Australia - 2.0%
Altium Ltd.	86,364	$403,851
Ausdrill Ltd.	190,649	68,131
Burson Group Ltd.	147,119	557,072
Corporate Travel Managemnt Ltd.	40,551	439,678
Imdex Ltd. (a)	192,909	30,069
Japara Healthcare Ltd.	170,999	367,954
NEXTDC Ltd. (a)	80,265	175,765
Orora Ltd.	186,523	374,412
Sonic Healthcare Ltd.	308	4,520
The Star Entertainment Group Ltd.	103,003	442,499

TOTAL AUSTRALIA		2,863,951

Austria - 0.3%
CA Immobilien Anlagen AG	18,300	349,520
IMMOFINANZ Immobilien Anlagen AG (a)	46,100	108,688

TOTAL AUSTRIA		458,208

Bailiwick of Jersey - 0.4%
Randgold Resources Ltd. sponsored ADR	5,300	532,650
Belgium - 0.3%
Ion Beam Applications SA	10,700	440,461
Bermuda - 1.9%
BW LPG Ltd.	6,900	41,476
Essent Group Ltd. (a)	36,700	749,414
Genpact Ltd. (a)	51,100	1,425,179
Great Eagle Holdings Ltd.	34,590	140,114
Man Wah Holdings Ltd.	274,800	320,469

TOTAL BERMUDA		2,676,652

Brazil - 1.3%
Cetip SA - Mercados Organizado	37,800	464,030
Direcional Engenharia SA	57,600	102,999
Fleury SA	62,100	451,045
Lojas Renner SA	60,900	367,782
Natura Cosmeticos SA	3,700	27,433
Smiles SA	30,700	356,162

TOTAL BRAZIL		1,769,451

British Virgin Islands - 0.0%
Epic Gas Ltd. (a)	5,100	9,501
Canada - 3.8%
B2Gold Corp. (a)	99,000	220,140
CCL Industries, Inc. Class B	400	73,245
Cott Corp.	25,100	332,680
FirstService Corp.	6,700	301,065
Gluskin Sheff + Associates, Inc.	23,300	331,663
Lions Gate Entertainment Corp. (b)	29,100	646,020
New Gold, Inc. (a)	5,700	26,803
North West Co., Inc.	14,300	317,866
Pason Systems, Inc.	4,300	62,511
PrairieSky Royalty Ltd.	32,600	686,453
Premium Brands Holdings Corp.	26,500	1,143,046
Suncor Energy, Inc.	30,900	907,027
Winpak Ltd.	9,500	327,772

TOTAL CANADA		5,376,291

Cayman Islands - 2.3%
AAC Technology Holdings, Inc.	45,500	315,814
Cheung Kong Property Holdings Ltd.	27,000	184,396
Cogobuy Group (a)	238,000	344,412
Fu Shou Yuan International Group Ltd.	554,000	388,682
Greatview Aseptic Pack Co. Ltd.	206,000	104,324
HKBN Ltd.	275,000	338,162
New Oriental Education & Technology Group, Inc. sponsored ADR	10,600	415,096
Sunny Optical Technology Group Co. Ltd.	135,000	416,374
Tencent Holdings Ltd.	20,300	413,071
Tongda Group Holdings Ltd.	1,670,000	343,041

TOTAL CAYMAN ISLANDS		3,263,372

China - 0.4%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	276,000	159,420
Kweichow Moutai Co. Ltd.	10,226	396,780

TOTAL CHINA		556,200

Colombia - 0.3%
Cementos Argos SA	101,360	412,031
Denmark - 1.7%
Ambu A/S Series B	700	24,124
Genmab A/S (a)	6,400	948,228
Pandora A/S	2,600	337,616
Vestas Wind Systems A/S	9,900	708,663
William Demant Holding A/S (a)	3,400	349,432

TOTAL DENMARK		2,368,063

France - 1.1%
Compagnie Plastic Omnium	18,600	615,936
Les Nouveaux Construct Investment SA	5,700	155,990
Orpea	2,000	164,910
Sartorius Stedim Biotech	600	229,125
SR Teleperformance SA	4,500	403,974

TOTAL FRANCE		1,569,935

Germany - 1.4%
adidas AG	4,700	605,983
BAUER AG	17,000	277,583
DIC Asset AG	38,500	354,791
LEG Immobilien AG	3,913	362,076
MLP AG	12,800	49,891
Nemetschek Se	3,700	206,750
Rational AG	300	152,297

TOTAL GERMANY		2,009,371

Greece - 0.1%
Mytilineos Holdings SA	24,600	98,777
Hong Kong - 1.1%
Hang Lung Properties Ltd.	170,000	338,500
Sino Land Ltd.	515,832	809,828
Techtronic Industries Co. Ltd.	103,000	386,113

TOTAL HONG KONG		1,534,441

India - 0.4%
Kajaria Ceramics Ltd. (a)	11,303	178,626
Tvs Motor Co. Ltd.	71,883	346,075

TOTAL INDIA		524,701

Indonesia - 0.5%
PT Astra International Tbk	11,100	5,660
PT Bank Rakyat Indonesia Tbk	283,800	222,727
Waskita Karya Persero Tbk PT	2,297,800	408,579

TOTAL INDONESIA		636,966

Ireland - 2.7%
Accenture PLC Class A	700	79,044
C&C Group PLC	50,629	227,427
CRH PLC	12,000	349,451
Jazz Pharmaceuticals PLC (a)	8,700	1,311,090
Medtronic PLC	23,400	1,852,110

TOTAL IRELAND		3,819,122

Isle of Man - 0.0%
Optimal Payments PLC (a)	3,900	21,723
Israel - 0.9%
Elbit Systems Ltd. (Israel)	4,300	430,178
Frutarom Industries Ltd.	8,400	430,516
Ituran Location & Control Ltd.	17,300	359,840

TOTAL ISRAEL		1,220,534

Italy - 0.4%
Mediaset SpA	34,100	153,452
Reply SpA	2,417	344,011

TOTAL ITALY		497,463

Japan - 5.8%
Ariake Japan Co. Ltd.	7,900	437,679
Asahi Co. Ltd.	68,800	1,020,460
Astellas Pharma, Inc.	70,300	947,826
Broadleaf Co. Ltd.	18,700	184,795
Chodai Co. Ltd.	27,500	97,795
Daiwa Industries Ltd.	42,900	367,736
FJ Next Co. Ltd.	18,600	86,847
Gulliver International Co. Ltd. (b)	37,200	365,665
JK Holdings Co. Ltd.	16,200	69,362
KDDI Corp.	15,000	432,086
Kinugawa Rubber Industrial Co. Ltd.	82,000	570,958
Koshidaka Holdings Co. Ltd.	15,200	298,889
Makita Corp.	6,700	422,659
Misumi Group, Inc.	22,800	314,863
Monex Group, Inc.	132,300	341,297
NEC Corp.	108,000	262,848
Olympus Corp.	26,600	1,036,246
Sakai Heavy Industries Ltd.	36,000	60,799
Seikitokyu Kogyo Co. Ltd.	67,700	295,917
Sohgo Security Services Co., Ltd.	4,400	244,332
Sundrug Co. Ltd.	4,500	319,751

TOTAL JAPAN		8,178,810

Korea (South) - 0.7%
DuzonBizon Co. Ltd.	7,893	171,890
Fila Korea Ltd.	1,480	134,349
Osstem Implant Co. Ltd. (a)	6,209	388,037
Vieworks Co. Ltd.	7,579	333,412

TOTAL KOREA (SOUTH)		1,027,688

Luxembourg - 0.6%
Stabilus SA (a)	17,500	874,675
Malaysia - 0.4%
My E.G.Services Bhd	1,052,600	541,591
Marshall Islands - 0.1%
StealthGas, Inc. (a)	46,700	182,597
Mexico - 1.4%
Gruma S.A.B. de CV Series B	21,900	319,921
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	4,900	46,167
Grupo Aeroportuario Norte S.A.B. de CV	63,200	365,726
Grupo Bimbo S.A.B. de CV Series A	118,900	362,478
Grupo Lala S.A.B. de CV	162,700	435,105
Promotora y Operadora de Infraestructura S.A.B. de CV	30,500	386,802

TOTAL MEXICO		1,916,199

Netherlands - 0.5%
Grandvision NV	12,900	354,507
Heijmans NV (Certificaten Van Aandelen) (a)	12,700	119,682
Nsi NV	35,061	166,408

TOTAL NETHERLANDS		640,597

New Zealand - 0.9%
Fisher & Paykel Healthcare Corp.	19,592	125,173
Ryman Healthcare Group Ltd.	58,266	363,310
Sky City Entertainment Group Ltd.	112,308	383,469
Summerset Group Holdings Ltd.	118,816	368,357

TOTAL NEW ZEALAND		1,240,309

Panama - 0.2%
Copa Holdings SA Class A	3,800	242,250
Philippines - 0.2%
GT Capital Holdings, Inc.	11,060	321,442
Poland - 0.2%
Kruk SA	6,900	344,372
Singapore - 0.0%
Broadcom Ltd.	169	24,632
South Africa - 0.3%
JSE Ltd.	34,600	401,071
Sweden - 0.7%
Attendo AB	38,200	380,552
Indutrade AB	7,000	392,518
ITAB Shop Concept AB	6,800	210,847

TOTAL SWEDEN		983,917

Switzerland - 1.1%
Chubb Ltd.	9,200	1,084,312
Lonza Group AG	3,006	500,112

TOTAL SWITZERLAND		1,584,424

Taiwan - 0.9%
Aerospace Industries Development Corp.	4,000	5,448
Ennoconn Corp.	27,000	344,364
Hota Industrial Manufacturing Co. Ltd.	60,000	287,899
Sunny Friend Environmental Technology Co. Ltd.	37,000	160,357
Taiwan Paiho Ltd.	122,000	366,721
Voltronic Power Technology Corp.	3,150	49,635

TOTAL TAIWAN		1,214,424

Thailand - 1.9%
Airports of Thailand PCL (For. Reg.)	39,300	441,168
Bangkok Airways PCL	760,300	555,202
Central Pattana PCL (For. Reg.)	236,000	356,501
Eastern Polymer Group PCL	1,347,400	513,185
Kasikornbank PCL (For. Reg.)	17,900	85,604
KCE Electronics PCL	7,500	16,860
MC Group PCL	11,400	4,375
Muangthai Leasing PCL	647,100	370,619
Srisawad Power 1979 PCL	309,857	374,899

TOTAL THAILAND		2,718,413

Turkey - 0.5%
Turk Tuborg Bira ve Malt Sanayii A/S (a)	165,000	374,464
Ulker Biskuvi Sanayi A/S	46,000	366,290

TOTAL TURKEY		740,754

United Kingdom - 2.4%
Alliance Pharma PLC	642,800	422,652
Ensco PLC Class A	19,700	235,612
Lloyds Banking Group PLC	671,800	659,379
Micro Focus International PLC	32,700	730,550
Royal Mail PLC	55,700	396,269
Steris PLC	10,900	770,303
U & I Group PLC	26,800	77,828
Virgin Money Holdings Uk PLC	16,200	86,421

TOTAL UNITED KINGDOM		3,379,014

United States of America - 50.1%
Abraxas Petroleum Corp. (a)	408,100	620,312
Adobe Systems, Inc. (a)	1,800	169,596
AFLAC, Inc.	5,500	379,335
Air Lease Corp. Class A	5,300	161,544
Albemarle Corp. U.S.	16,400	1,085,024
Alphabet, Inc.:
Class A	2,100	1,486,548
Class C	1,259	872,500
AMC Networks, Inc. Class A (a)	8,900	580,547
American Tower Corp.	3,600	377,568
Amgen, Inc.	10,000	1,583,000
Amplify Snack Brands, Inc. (b)	31,500	485,415
Apache Corp.	15,200	826,880
AT&T, Inc.	9,500	368,790
AutoZone, Inc. (a)	700	535,661
Baker Hughes, Inc.	3,900	188,604
Bank of America Corp.	41,600	605,696
Becton, Dickinson & Co.	8,000	1,290,080
Biogen, Inc. (a)	4,600	1,264,954
Boise Cascade Co. (a)	8,400	175,308
Boston Scientific Corp. (a)	68,300	1,497,136
Cadence Design Systems, Inc. (a)	17,000	394,230
Cambrex Corp. (a)	2,200	106,128
Capital One Financial Corp.	12,200	883,158
Catalent, Inc. (a)	43,100	1,272,743
CDW Corp.	31,400	1,208,900
CEB, Inc.	5,000	308,450
CIT Group, Inc.	16,900	584,233
Citigroup, Inc.	32,700	1,513,356
Colfax Corp. (a)	12,600	408,618
Continental Resources, Inc. (a)(b)	4,100	152,766
Coty, Inc. Class A	500	15,200
CPI Card Group (b)	38,000	301,340
Cree, Inc. (a)	20,300	497,553
Cummins, Inc.	3,100	362,793
Dermira, Inc. (a)	3,100	78,399
Discover Financial Services	9,300	523,311
Eastman Chemical Co.	4,200	320,796
Ethan Allen Interiors, Inc.	16,900	575,276
Facebook, Inc. Class A (a)	6,200	728,996
Fair Isaac Corp.	9,300	992,403
First Republic Bank	21,900	1,540,008
Fortune Brands Home & Security, Inc.	8,200	454,362
Franklin Resources, Inc.	19,800	739,332
Global Payments, Inc.	23,800	1,717,884
Greenhill & Co., Inc.	5,400	118,908
Halliburton Co.	18,300	755,973
Harman International Industries, Inc.	22,000	1,688,720
HealthSouth Corp. warrants 1/17/17 (a)	10	36
Helmerich & Payne, Inc.	2,300	152,076
Houghton Mifflin Harcourt Co. (a)	19,800	406,098
Huron Consulting Group, Inc. (a)	1,700	94,537
INC Research Holdings, Inc. Class A (a)	7,300	351,349
Interpublic Group of Companies, Inc.	41,000	940,540
Interval Leisure Group, Inc. (b)	6,400	90,368
IPG Photonics Corp. (a)	5,800	502,686
iRobot Corp. (a)(b)	11,000	411,180
Johnson & Johnson	10,900	1,221,672
Johnson Controls, Inc.	400	16,560
Kate Spade & Co. (a)	17,400	447,702
Keysight Technologies, Inc. (a)	16,800	438,144
Ladder Capital Corp. Class A	8,419	100,270
Lakeland Financial Corp.	11,100	524,919
Las Vegas Sands Corp.	2,300	103,845
Lennox International, Inc.	9,300	1,255,035
M&T Bank Corp.	3,100	366,792
Malibu Boats, Inc. Class A (a)	52,300	920,480
Marsh & McLennan Companies, Inc.	2,700	170,505
Maxim Integrated Products, Inc.	19,500	696,540
Microchip Technology, Inc.	959	46,598
NACCO Industries, Inc. Class A	15,400	916,608
News Corp. Class A	900	11,178
Northrop Grumman Corp.	4,800	990,048
NVR, Inc. (a)	500	830,645
Oaktree Capital Group LLC Class A	1,500	72,465
Omega Flex, Inc.	23,679	779,986
Omnicom Group, Inc.	5,500	456,335
Oxford Industries, Inc.	1,600	106,272
Pacira Pharmaceuticals, Inc. (a)	5,600	303,016
PayPal Holdings, Inc. (a)	12,300	481,914
PDC Energy, Inc. (a)	1,700	106,743
Praxair, Inc.	3,100	364,126
Procter & Gamble Co.	5,400	432,648
Progressive Corp.	21,900	713,940
PulteGroup, Inc.	60,300	1,108,917
PVH Corp.	4,400	420,640
Qualcomm, Inc.	12,400	626,448
Regeneron Pharmaceuticals, Inc. (a)	300	113,013
Regions Financial Corp.	41,800	392,084
ResMed, Inc.	7,619	425,140
Rexnord Corp. (a)	64,200	1,399,560
Rockwell Collins, Inc.	4,400	388,036
Ruth's Hospitality Group, Inc.	26,500	420,820
Semtech Corp. (a)	6,900	149,316
SLM Corp. (a)	79,000	534,830
SM Energy Co.	10,200	317,832
Southwestern Energy Co. (a)(b)	49,000	658,070
Stanley Black & Decker, Inc.	3,700	414,104
Store Capital Corp.	40,800	1,047,336
Surgical Care Affiliates, Inc. (a)	9,900	478,665
Synchrony Financial (a)	15,300	467,721
Syntel, Inc. (a)	3,200	136,096
Tenneco, Inc. (a)	4,900	261,170
Thermo Fisher Scientific, Inc.	9,800	1,413,650
TJX Companies, Inc.	5,600	424,592
Toll Brothers, Inc. (a)	31,800	868,140
Total System Services, Inc.	13,600	695,504
TransUnion Holding Co., Inc.	11,900	356,405
Twenty-First Century Fox, Inc. Class B	18,200	548,184
U.S. Bancorp	10,900	465,321
UMB Financial Corp.	13,000	724,750
Vantiv, Inc. (a)	27,900	1,521,666
Visa, Inc. Class A	8,800	679,712
VSE Corp.	15,394	955,044
WESCO International, Inc. (a)	7,800	458,562
Western Digital Corp.	12,900	527,159
WestRock Co.	11,300	472,905
Wyndham Worldwide Corp.	4,700	333,465
Xylem, Inc.	24,200	1,011,076
Yum! Brands, Inc.	2,200	175,032
Zimmer Biomet Holdings, Inc.	3,500	405,195

TOTAL UNITED STATES OF AMERICA		70,418,350

TOTAL COMMON STOCKS
(Cost $119,508,941)		129,635,393

Nonconvertible Preferred Stocks - 0.3%
Brazil - 0.0%
Banco do Estado Rio Grande do Sul SA	36,300	89,820
Germany - 0.3%
Sartorius AG (non-vtg.)	1,600	394,722
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $317,351)		484,542
	Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.6% 3/31/40 (d)
(Cost $4,949)	5,600	4,859
	Shares	Value

Money Market Funds - 9.6%
Fidelity Cash Central Fund, 0.38% (e)	10,341,455	10,341,455
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	3,092,919	3,092,919
TOTAL MONEY MARKET FUNDS
(Cost $13,434,374)		13,434,374
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $133,265,615)		143,559,168
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(2,908,682)
NET ASSETS - 100%		$140,650,486

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,202
Fidelity Securities Lending Cash Central Fund	15,272
Total	$29,474

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$24,304,820	$20,522,325	$3,782,495	$--
Consumer Staples	5,994,183	5,236,753	757,430	--
Energy	5,904,433	5,894,932	--	9,501
Financials	22,553,136	20,079,622	2,473,514	--
Health Care	23,977,877	21,989,285	1,988,592	--
Industrials	18,705,820	15,964,274	2,741,546	--
Information Technology	21,629,094	19,693,151	1,935,943	--
Materials	5,911,534	5,358,982	552,552	--
Telecommunication Services	1,139,038	368,790	770,248	--
Corporate Bonds	4,859	--	4,859	--
Money Market Funds	13,434,374	13,434,374	--	--
Total Investments in Securities:	$143,559,168	$128,542,488	$15,007,179	$9,501

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$113,066
Level 2 to Level 1	$2,934,482

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,014,507) — See accompanying schedule: Unaffiliated issuers (cost $119,831,241)	$130,124,794
Fidelity Central Funds (cost $13,434,374)	13,434,374
Total Investments (cost $133,265,615)		$143,559,168
Cash		46,827
Foreign currency held at value (cost $2,179)		2,171
Receivable for investments sold		838,884
Receivable for fund shares sold		272,310
Dividends receivable		172,432
Interest receivable		29
Distributions receivable from Fidelity Central Funds		8,599
Prepaid expenses		80
Receivable from investment adviser for expense reductions		5,601
Other receivables		50,434
Total assets		144,956,535
Liabilities
Payable for investments purchased	$600,487
Payable for fund shares redeemed	407,290
Accrued management fee	101,582
Distribution and service plan fees payable	35,187
Other affiliated payables	28,238
Other payables and accrued expenses	40,346
Collateral on securities loaned, at value	3,092,919
Total liabilities		4,306,049
Net Assets		$140,650,486
Net Assets consist of:
Paid in capital		$133,122,043
Accumulated net investment loss		(151,316)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,593,177)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,272,936
Net Assets		$140,650,486
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($40,529,046 ÷ 2,596,455 shares)		$15.61
Maximum offering price per share (100/94.25 of $15.61)		$16.56
Class T:
Net Asset Value and redemption price per share ($22,097,718 ÷ 1,470,368 shares)		$15.03
Maximum offering price per share (100/96.50 of $15.03)		$15.58
Class B:
Net Asset Value and offering price per share ($639,736 ÷ 46,187 shares)(a)		$13.85
Class C:
Net Asset Value and offering price per share ($20,375,646 ÷ 1,475,364 shares)(a)		$13.81
Class I:
Net Asset Value, offering price and redemption price per share ($57,008,340 ÷ 3,501,116 shares)		$16.28

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$951,020
Income from Fidelity Central Funds		29,474
Income before foreign taxes withheld		980,494
Less foreign taxes withheld		(37,018)
Total income		943,476
Expenses
Management fee
Basic fee	$485,485
Performance adjustment	114,993
Transfer agent fees	146,216
Distribution and service plan fees	210,369
Accounting and security lending fees	27,177
Custodian fees and expenses	13,476
Independent trustees' compensation	303
Registration fees	62,303
Audit	54,244
Legal	2,964
Miscellaneous	494
Total expenses before reductions	1,118,024
Expense reductions	(75,279)	1,042,745
Net investment income (loss)		(99,269)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,212,395)
Foreign currency transactions	1,967
Total net realized gain (loss)		(2,210,428)
Change in net unrealized appreciation (depreciation) on: Investment securities	266,974
Assets and liabilities in foreign currencies	7,732
Total change in net unrealized appreciation (depreciation)		274,706
Net gain (loss)		(1,935,722)
Net increase (decrease) in net assets resulting from operations		$(2,034,991)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(99,269)	$(180,159)
Net realized gain (loss)	(2,210,428)	1,861,188
Change in net unrealized appreciation (depreciation)	274,706	504,624
Net increase (decrease) in net assets resulting from operations	(2,034,991)	2,185,653
Distributions to shareholders from net realized gain	(833,839)	–
Share transactions - net increase (decrease)	(2,907,901)	31,147,206
Redemption fees	268	3,469
Total increase (decrease) in net assets	(5,776,463)	33,336,328
Net Assets
Beginning of period	146,426,949	113,090,621
End of period (including accumulated net investment loss of $151,316 and accumulated net investment loss of $52,047, respectively)	$140,650,486	$146,426,949

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.89	$15.32	$13.64	$10.40	$9.57	$11.41
Income from Investment Operations
Net investment income (loss)A	(.01)	(.01)	.01	.04	.02	(.03)
Net realized and unrealized gain (loss)	(.18)	.58	1.76	3.20	.81	(1.76)
Total from investment operations	(.19)	.57	1.77	3.24	.83	(1.79)
Distributions from net investment income	–	–	(.02)	–	–	–
Distributions from net realized gain	(.09)	–	(.06)	–	–	(.05)
Total distributions	(.09)	–	(.09)B	–	–	(.05)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$15.61	$15.89	$15.32	$13.64	$10.40	$9.57
Total ReturnD,E,F	(1.22)%	3.72%	13.03%	31.15%	8.67%	(15.81)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.58%I	1.57%	1.62%	1.38%	1.43%	1.51%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.45%	1.38%	1.43%	1.45%
Expenses net of all reductions	1.45%I	1.44%	1.45%	1.35%	1.40%	1.43%
Net investment income (loss)	(.09)%I	(.07)%	.07%	.33%	.22%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$40,529	$41,225	$35,987	$33,694	$26,961	$36,367
Portfolio turnover rateJ	114%I	176%	249%	211%	155%	140%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.09 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.064 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Capital Appreciation Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$14.81	$13.19	$10.09	$9.31	$11.11
Income from Investment Operations
Net investment income (loss)A	(.02)	(.05)	(.03)	–B	–B	(.05)
Net realized and unrealized gain (loss)	(.18)	.56	1.71	3.10	.78	(1.72)
Total from investment operations	(.20)	.51	1.68	3.10	.78	(1.77)
Distributions from net realized gain	(.09)	–	(.06)	–	–	(.03)
Total distributions	(.09)	–	(.06)	–	–	(.03)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$15.03	$15.32	$14.81	$13.19	$10.09	$9.31
Total ReturnC,D,E	(1.33)%	3.44%	12.77%	30.72%	8.38%	(15.97)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.88%H	1.89%	1.93%	1.68%	1.71%	1.80%
Expenses net of fee waivers, if any	1.70%H	1.70%	1.70%	1.68%	1.70%	1.70%
Expenses net of all reductions	1.70%H	1.69%	1.70%	1.64%	1.68%	1.68%
Net investment income (loss)	(.34)%H	(.32)%	(.17)%	.04%	(.05)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$22,098	$24,017	$20,975	$19,193	$15,731	$24,180
Portfolio turnover rateI	114%H	176%	249%	211%	155%	140%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Capital Appreciation Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.16	$13.75	$12.27	$9.43	$8.74	$10.46
Income from Investment Operations
Net investment income (loss)A	(.06)	(.12)	(.09)	(.05)	(.05)	(.10)
Net realized and unrealized gain (loss)	(.16)	.53	1.58	2.89	.74	(1.62)
Total from investment operations	(.22)	.41	1.49	2.84	.69	(1.72)
Distributions from net realized gain	(.09)	–	(.01)	–	–	–B
Total distributions	(.09)	–	(.01)	–	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$13.85	$14.16	$13.75	$12.27	$9.43	$8.74
Total ReturnC,D,E	(1.58)%	2.98%	12.11%	30.12%	7.89%	(16.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.40%H	2.44%	2.44%	2.17%	2.19%	2.32%
Expenses net of fee waivers, if any	2.20%H	2.20%	2.20%	2.17%	2.19%	2.20%
Expenses net of all reductions	2.20%H	2.19%	2.20%	2.13%	2.17%	2.18%
Net investment income (loss)	(.84)%H	(.82)%	(.68)%	(.45)%	(.54)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$640	$882	$1,223	$1,331	$1,401	$1,926
Portfolio turnover rateI	114%H	176%	249%	211%	155%	140%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.12	$13.72	$12.26	$9.41	$8.73	$10.46
Income from Investment Operations
Net investment income (loss)A	(.06)	(.12)	(.09)	(.05)	(.05)	(.10)
Net realized and unrealized gain (loss)	(.16)	.52	1.58	2.90	.73	(1.61)
Total from investment operations	(.22)	.40	1.49	2.85	.68	(1.71)
Distributions from net realized gain	(.09)	–	(.03)	–	–	(.02)
Total distributions	(.09)	–	(.03)	–	–	(.02)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$13.81	$14.12	$13.72	$12.26	$9.41	$8.73
Total ReturnC,D,E	(1.58)%	2.92%	12.13%	30.29%	7.79%	(16.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.34%H	2.34%	2.40%	2.16%	2.18%	2.28%
Expenses net of fee waivers, if any	2.20%H	2.20%	2.20%	2.16%	2.18%	2.20%
Expenses net of all reductions	2.20%H	2.19%	2.20%	2.13%	2.16%	2.18%
Net investment income (loss)	(.84)%H	(.82)%	(.67)%	(.45)%	(.53)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$20,376	$21,186	$15,747	$13,055	$9,421	$11,632
Portfolio turnover rateI	114%H	176%	249%	211%	155%	140%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.55	$15.92	$14.18	$10.78	$9.88	$11.76
Income from Investment Operations
Net investment income (loss)A	.01	.03	.05	.09	.06	–B
Net realized and unrealized gain (loss)	(.19)	.60	1.82	3.33	.84	(1.82)
Total from investment operations	(.18)	.63	1.87	3.42	.90	(1.82)
Distributions from net investment income	–	–	(.06)	(.02)	–	–
Distributions from net realized gain	(.09)	–	(.06)	–	–	(.06)
Total distributions	(.09)	–	(.13)C	(.02)	–	(.06)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$16.28	$16.55	$15.92	$14.18	$10.78	$9.88
Total ReturnD,E	(1.11)%	3.96%	13.27%	31.74%	9.11%	(15.60)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.26%	1.29%	1.02%	1.06%	1.18%
Expenses net of fee waivers, if any	1.20%H	1.20%	1.20%	1.02%	1.06%	1.17%
Expenses net of all reductions	1.20%H	1.19%	1.20%	.99%	1.03%	1.15%
Net investment income (loss)	.16%H	.18%	.33%	.69%	.59%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$57,008	$59,117	$39,159	$30,153	$22,548	$28,725
Portfolio turnover rateI	114%H	176%	249%	211%	155%	140%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$16,414,631
Gross unrealized depreciation	(6,529,874)
Net unrealized appreciation (depreciation) on securities	$9,884,757
Tax cost	$133,674,411

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,516,537 and $82,090,398, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the MSCI All Country World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$49,403	$–
Class T	.25%	.25%	56,128	–
Class B	.75%	.25%	3,745	2,809
Class C	.75%	.25%	101,093	20,614
			$210,369	$23,423

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,015
Class T	1,944
Class B(a)	71
Class C(a)	893
$10,923

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$45,513.23
Class T	32,421.29
Class B	1,134.30
Class C	24,445.24
Class I	42,703.15
	$146,216

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,145 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $123 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $103,090. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $15,272, including $1,875 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$24,783
Class T	1.70%	20,810
Class B	2.20%	756
Class C	2.20%	13,825
Class I	1.20%	13,586
		$73,760

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $990 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund level operating expenses in the amount of $524.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net realized gain
Class A	$232,217	$–
Class T	141,812	–
Class B	5,345	–
Class C	134,701	–
Class I	319,764	–
Total	$833,839	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	246,810	1,624,998	$3,728,112	$27,021,428
Reinvestment of distributions	14,077	–	225,941	–
Shares redeemed	(259,211)	(1,379,091)	(3,890,585)	(22,009,282)
Net increase (decrease)	1,676	245,907	$63,468	$5,012,146
Class T
Shares sold	99,564	370,447	$1,479,015	$5,817,431
Reinvestment of distributions	9,033	–	139,646	–
Shares redeemed	(206,046)	(219,006)	(2,936,172)	(3,388,077)
Net increase (decrease)	(97,449)	151,441	$(1,317,511)	$2,429,354
Class B
Shares sold	179	8,363	$2,344	$124,801
Reinvestment of distributions	351	–	5,016	–
Shares redeemed	(16,620)	(35,011)	(220,477)	(502,734)
Net increase (decrease)	(16,090)	(26,648)	$(213,117)	$(377,933)
Class C
Shares sold	109,969	572,578	$1,489,253	$8,431,576
Reinvestment of distributions	8,899	–	126,727	–
Shares redeemed	(143,970)	(219,967)	(1,921,940)	(3,119,457)
Net increase (decrease)	(25,102)	352,611	$(305,960)	$5,312,119
Class I
Shares sold	262,748	1,401,232	$4,181,938	$23,612,800
Reinvestment of distributions	18,757	–	313,609	–
Shares redeemed	(352,690)	(288,809)	(5,630,328)	(4,841,280)
Net increase (decrease)	(71,185)	1,112,423	$(1,134,781)	$18,771,520

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 17% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.45%
Actual		$1,000.00	$987.80	$7.17
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class T	1.70%
Actual		$1,000.00	$986.70	$8.40
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class B	2.20%
Actual		$1,000.00	$984.20	$10.85
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Class C	2.20%
Actual		$1,000.00	$984.20	$10.85
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Class I	1.20%
Actual		$1,000.00	$988.90	$5.93
Hypothetical-C		$1,000.00	$1,018.90	$6.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AGLOI-SANN-0616
1.719690.117

Fidelity Advisor® Diversified International Fund Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.1	1.9
Bayer AG (Germany, Pharmaceuticals)	1.8	1.5
ORIX Corp. (Japan, Diversified Financial Services)	1.8	1.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.7	1.6
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.4	1.4
	8.8

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	21.4
Health Care	17.6	17.4
Consumer Discretionary	14.9	16.1
Consumer Staples	14.5	12.3
Information Technology	13.2	12.3

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	15.0	18.2
Japan	14.1	14.5
United States of America	8.5	7.3
Germany	8.5	7.6
Switzerland	4.8	4.7

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks and Equity Futures	97.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

As of October 31, 2015
Stocks and Equity Futures	95.2%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.7%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
Australia - 1.1%
Ansell Ltd. (a)	258,534	$3,918
Australia & New Zealand Banking Group Ltd.	459,310	8,419
CSL Ltd.	18,683	1,494
Magellan Financial Group Ltd.	289,293	4,729
Ramsay Health Care Ltd.	82,294	4,064

TOTAL AUSTRALIA		22,624

Austria - 0.3%
Andritz AG	65,400	3,663
Zumtobel AG	174,600	2,273

TOTAL AUSTRIA		5,936

Bailiwick of Jersey - 2.0%
Integrated Diagnostics Holdings PLC	164,400	764
Sanne Group PLC	333,100	2,148
Shire PLC	229,800	14,340
Wolseley PLC	226,863	12,707
WPP PLC	435,324	10,170

TOTAL BAILIWICK OF JERSEY		40,129

Belgium - 2.4%
Anheuser-Busch InBev SA NV	267,831	33,152
KBC Groep NV	265,798	14,922

TOTAL BELGIUM		48,074

Canada - 4.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	411,200	18,025
AutoCanada, Inc.	122,300	2,001
Canadian Energy Services & Technology Corp.	2,653,100	8,099
Cenovus Energy, Inc.	235,800	3,738
CGI Group, Inc. Class A (sub. vtg.) (a)	299,500	13,682
Constellation Software, Inc.	22,400	8,754
Fairfax India Holdings Corp. (a)	494,000	5,483
Imperial Oil Ltd.	149,400	4,955
Keyera Corp. (b)	98,200	3,163
PrairieSky Royalty Ltd.	81,669	1,720
Suncor Energy, Inc.	318,900	9,361
Tourmaline Oil Corp.(a)	199,800	4,608

TOTAL CANADA		83,589

Cayman Islands - 1.0%
58.com, Inc. ADR (a)	43,400	2,372
Alibaba Group Holding Ltd. sponsored ADR (a)	200,800	15,450
Lee's Pharmaceutical Holdings Ltd.	1,208,500	978
Regina Miracle International Holdings Ltd. (a)	1,136,558	1,725

TOTAL CAYMAN ISLANDS		20,525

China - 0.7%
Inner Mongoli Yili Industries Co. Ltd.	497,608	1,155
Kweichow Moutai Co. Ltd.	175,010	6,791
Qingdao Haier Co. Ltd.	3,912,122	5,034
Weifu High-Technology Co. Ltd. (B Shares)	239,500	506

TOTAL CHINA		13,486

Curacao - 0.8%
Schlumberger Ltd.	196,900	15,819
Denmark - 2.9%
Genmab A/S (a)	86,700	12,846
NNIT A/S	139,682	3,804
Novo Nordisk A/S Series B	740,740	41,354

TOTAL DENMARK		58,004

Finland - 0.3%
Sampo Oyj (A Shares)	113,300	4,947
France - 4.3%
Accor SA (b)	216,069	9,571
Air Liquide SA	22,860	2,593
ALTEN	36,200	2,238
Amundi SA	199,404	9,176
AXA SA	475,000	11,994
Capgemini SA	46,900	4,378
Danone SA	111,747	7,829
Publicis Groupe SA	56,310	4,167
Sanofi SA	317,468	26,168
VINCI SA	55,200	4,124
Worldline SA (a)(c)	124,824	3,496

TOTAL FRANCE		85,734

Germany - 7.4%
adidas AG	107,890	13,911
Axel Springer Verlag AG	42,100	2,351
Bayer AG	315,252	36,369
Brenntag AG	75,600	4,433
Continental AG	44,700	9,817
Deutsche Boerse AG	44,000	3,612
Deutsche Post AG	64,027	1,881
Fresenius SE & Co. KGaA	349,300	25,406
KION Group AG	108,500	5,911
Nexus AG	95,900	1,680
ProSiebenSat.1 Media AG	247,900	12,637
Rational AG	1,000	508
SAP AG	256,389	20,117
Symrise AG	116,900	7,745

TOTAL GERMANY		146,378

Hong Kong - 2.0%
AIA Group Ltd.	4,732,000	28,319
China Resources Beer Holdings Co. Ltd.	1,530,000	3,362
Hang Seng Bank Ltd.	139,800	2,535
Techtronic Industries Co. Ltd.	1,559,500	5,846

TOTAL HONG KONG		40,062

India - 3.2%
Apollo Hospitals Enterprise Ltd.	149,447	2,952
Axis Bank Ltd. (a)	563,244	4,006
Bharti Infratel Ltd.	1,488,127	8,400
Edelweiss Financial Services Ltd.	2,655,200	2,320
Exide Industries Ltd. (a)	1,136,771	2,520
HCL Technologies Ltd.	325,087	3,672
HDFC Bank Ltd. (a)	793,748	16,134
Housing Development Finance Corp. Ltd.	724,211	11,867
ITC Ltd.	1,552,545	7,595
LIC Housing Finance Ltd. (a)	274,208	1,908
Pidilite Industries Ltd. (a)	241,934	2,196

TOTAL INDIA		63,570

Indonesia - 0.5%
PT Bank Central Asia Tbk	4,553,100	4,505
PT Bank Rakyat Indonesia Tbk	6,393,400	5,018

TOTAL INDONESIA		9,523

Ireland - 3.2%
Allergan PLC (a)	62,800	13,600
DCC PLC (United Kingdom)	71,500	6,331
Greencore Group PLC	919,621	4,848
Horizon Pharma PLC (a)	218,400	3,357
Kerry Group PLC Class A	94,800	8,453
Medtronic PLC	132,300	10,472
Ryanair Holdings PLC sponsored ADR	194,360	15,733

TOTAL IRELAND		62,794

Isle of Man - 0.6%
Optimal Payments PLC (a)	1,284,533	7,155
Playtech Ltd.	483,525	5,684

TOTAL ISLE OF MAN		12,839

Israel - 2.6%
Cellcom Israel Ltd. (Israel) (a)	486,900	3,654
Check Point Software Technologies Ltd. (a)	132,000	10,939
Frutarom Industries Ltd.	132,000	6,765
Partner Communications Co. Ltd. (a)	162,104	843
Teva Pharmaceutical Industries Ltd. sponsored ADR	523,200	28,488

TOTAL ISRAEL		50,689

Italy - 0.7%
Intesa Sanpaolo SpA	3,417,900	9,501
Mediaset SpA	769,000	3,461

TOTAL ITALY		12,962

Japan - 14.1%
Ain Holdings, Inc.	77,700	3,775
Astellas Pharma, Inc.	1,346,700	18,157
Casio Computer Co. Ltd. (b)	228,500	4,348
Daiichikosho Co. Ltd.	74,400	3,119
Dentsu, Inc.	169,600	8,617
Don Quijote Holdings Co. Ltd.	177,700	6,322
Fast Retailing Co. Ltd.	9,200	2,422
Glory Ltd. (d)	58,800	1,926
Hoya Corp.	747,400	28,621
Japan Exchange Group, Inc.	632,300	9,417
Japan Tobacco, Inc.	474,200	19,375
KDDI Corp.	607,800	17,508
Keyence Corp.	37,400	22,417
Kubota Corp.	71,800	1,046
Minebea Mitsumi, Inc.	250,000	2,048
Misumi Group, Inc.	194,300	2,683
Mitsubishi UFJ Financial Group, Inc.	2,220,800	10,249
NGK Spark Plug Co. Ltd.	139,300	2,778
Nippon Paint Holdings Co. Ltd.	42,500	1,116
Nitori Holdings Co. Ltd.	84,100	7,823
NOF Corp.	282,000	2,220
Olympus Corp.	211,100	8,224
ORIX Corp.	2,507,100	35,463
Rakuten, Inc.	864,500	9,398
Seven & i Holdings Co. Ltd.	240,700	9,821
SHIMANO, Inc.	53,500	7,676
Shinsei Bank Ltd.	2,310,000	3,238
SoftBank Corp.	154,300	8,297
Suzuki Motor Corp.	141,400	3,875
Tsuruha Holdings, Inc.	141,100	13,534
Welcia Holdings Co. Ltd.	58,200	3,074

TOTAL JAPAN		278,587

Korea (South) - 0.2%
Orion Corp.	5,836	4,737
Luxembourg - 0.7%
Eurofins Scientific SA	36,500	13,543
Netherlands - 4.0%
AerCap Holdings NV (a)	162,700	6,510
Altice NV:
Class A (a)	837,674	12,709
Class B (a)	282,992	4,324
Gree Electric Appliances, Inc. of Zhuhai ELS (BNP Paribas Warrants Program) (A Shares)warrants 11/24/16 (a)(c)	144,800	430
IMCD Group BV	135,500	5,471
ING Groep NV (Certificaten Van Aandelen)	862,600	10,564
NXP Semiconductors NV (a)	85,900	7,326
RELX NV	691,942	11,611
Unilever NV (Certificaten Van Aandelen) (Bearer)	478,600	21,025

TOTAL NETHERLANDS		79,970

New Zealand - 0.1%
Ryman Healthcare Group Ltd.	252,900	1,577
Norway - 0.4%
Statoil ASA	479,000	8,431
Philippines - 0.2%
Alliance Global Group, Inc.	12,852,154	3,962
Singapore - 0.6%
Broadcom Ltd.	39,500	5,757
United Overseas Bank Ltd.	414,700	5,736

TOTAL SINGAPORE		11,493

South Africa - 1.1%
EOH Holdings Ltd.	427,200	4,158
Naspers Ltd. Class N (d)	134,900	18,510

TOTAL SOUTH AFRICA		22,668

Spain - 2.0%
Amadeus IT Holding SA Class A	338,700	15,412
Hispania Activos Inmobiliarios SA (a)	207,200	3,037
Inditex SA	633,569	20,339
Telepizza Group SAU	207,200	1,459

TOTAL SPAIN		40,247

Sweden - 2.5%
ASSA ABLOY AB (B Shares)	424,800	8,908
Coor Service Management Holding AB	445,200	2,107
HEXPOL AB (B Shares) (b)	146,900	1,518
Nordea Bank AB	1,247,400	12,108
Svenska Cellulosa AB (SCA) (B Shares)	571,900	18,011
Svenska Handelsbanken AB (A Shares) (b)	560,400	7,476

TOTAL SWEDEN		50,128

Switzerland - 4.8%
Actelion Ltd.	58,435	9,442
Compagnie Financiere Richemont SA Series A	51,033	3,403
Credit Suisse Group AG	536,264	8,161
GAM Holding Ltd.	84,407	1,100
Julius Baer Group Ltd.	72,090	3,089
Partners Group Holding AG	15,240	6,275
Roche Holding AG (participation certificate)	59,287	15,000
Sika AG	2,320	9,874
Syngenta AG (Switzerland)	63,418	25,386
UBS Group AG	784,733	13,579

TOTAL SWITZERLAND		95,309

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	904,700	21,342
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	817,800	3,911
United Kingdom - 15.0%
AA PLC	502,320	2,045
Associated British Foods PLC	157,700	7,060
B&M European Value Retail S.A.	2,403,811	9,743
British American Tobacco PLC sponsored ADR	75,500	9,222
BT Group PLC	2,003,100	12,984
Bunzl PLC	175,700	5,235
Capita Group PLC	266,100	3,892
Compass Group PLC	572,700	10,199
Dignity PLC	17,100	610
Diploma PLC	401,600	4,292
Essentra PLC	1,189,500	14,113
Halma PLC	119,100	1,552
Howden Joinery Group PLC	548,200	3,957
IMI PLC	164,400	2,246
Imperial Tobacco Group PLC	255,232	13,867
Indivior PLC	864,100	2,030
ITV PLC	3,882,500	12,775
Liberty Global PLC:
Class A (a)	143,600	5,418
Class C (a)	61,400	2,247
Lloyds Banking Group PLC	27,782,700	27,269
London Stock Exchange Group PLC	233,000	9,236
Micro Focus International PLC	538,200	12,024
Melrose Industries PLC	359,842	1,963
Next PLC	163,200	12,126
Poundland Group PLC	1,394,767	3,505
Prudential PLC	1,189,532	23,481
Reckitt Benckiser Group PLC	186,513	18,170
Rio Tinto PLC	59,500	1,996
Rolls-Royce Group PLC	735,400	7,194
SABMiller PLC	183,500	11,221
Schroders PLC	132,100	4,852
Softcat PLC	490,700	2,287
Sophos Group PLC	532,566	1,598
Spectris PLC	150,900	4,015
St. James's Place Capital PLC	1,188,700	15,059
The Restaurant Group PLC	571,100	2,296
Virgin Money Holdings Uk PLC	989,500	5,279
Whitbread PLC	167,233	9,461

TOTAL UNITED KINGDOM		296,519

United States of America - 8.1%
Alphabet, Inc.:
Class A	10,195	7,217
Class C	19,149	13,270
Amgen, Inc.	65,300	10,337
Baxalta, Inc.	122,500	5,139
Celgene Corp. (a)	66,400	6,866
Coach, Inc.	48,700	1,961
Cognizant Technology Solutions Corp. Class A (a)	98,700	5,761
Coty, Inc. Class A (b)	306,400	9,315
Fidelity National Information Services, Inc.	47,800	3,145
Las Vegas Sands Corp.	179,800	8,118
MasterCard, Inc. Class A	148,600	14,413
McGraw Hill Financial, Inc.	206,500	22,065
Mead Johnson Nutrition Co. Class A	23,500	2,048
Molson Coors Brewing Co. Class B	59,900	5,728
MSCI, Inc. Class A	27,500	2,088
NJOY, Inc. (a)(e)	725,849	93
Noble Energy, Inc.	88,700	3,203
Oceaneering International, Inc.	114,100	4,182
Phillips 66 Co.	51,100	4,196
Qualcomm, Inc.	159,600	8,063
Spectrum Brands Holdings, Inc.	23,700	2,692
Verisk Analytics, Inc. (a)	25,800	2,002
Visa, Inc. Class A	198,900	15,363
Western Digital Corp.	64,700	2,644

TOTAL UNITED STATES OF AMERICA		159,909

TOTAL COMMON STOCKS
(Cost $1,608,687)		1,890,017

Nonconvertible Preferred Stocks - 1.6%
Brazil - 0.5%
Itau Unibanco Holding SA	1,027,300	9,818
Germany - 1.1%
Henkel AG & Co. KGaA	178,800	20,408
Jungheinrich AG	12,800	1,207

TOTAL GERMANY		21,615

United Kingdom - 0.0%
Rolls-Royce Group PLC	52,213,400	76
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $25,429)		31,509
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.33% 5/26/16 to 7/28/16(f)
(Cost $520)	$520	520
	Shares	Value (000s)

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.38% (g)	51,741,019	51,741
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	24,789,142	24,789
TOTAL MONEY MARKET FUNDS
(Cost $76,530)		76,530
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $1,711,166)		1,998,576
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(16,604)
NET ASSETS - 100%		$1,981,972

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
97 CME Nikkei 225 Index Contracts (United States)	June 2016	7,724	$(527)

The face value of futures purchased as a percentage of Net Assets is 0.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,926,000 or 0.2% of net assets.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,000 or 0.0% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $520,000.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc.	6/7/13 - 2/14/14	$808

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$120
Fidelity Securities Lending Cash Central Fund	143
Total	$263

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$297,004	$205,023	$91,888	$93
Consumer Staples	284,293	205,353	78,940	--
Energy	71,475	63,044	8,431	--
Financials	410,280	205,105	205,175	--
Health Care	350,990	198,148	152,842	--
Industrials	120,332	98,041	22,291	--
Information Technology	259,944	217,410	42,534	--
Materials	75,522	67,597	7,925	--
Telecommunication Services	51,686	12,897	38,789	--
Government Obligations	520	--	520	--
Money Market Funds	76,530	76,530	--	--
Total Investments in Securities:	$1,998,576	$1,349,148	$649,335	$93
Derivative Instruments:
Liabilities
Futures Contracts	$(527)	$(527)	$--	$--
Total Liabilities	$(527)	$(527)	$--	$--
Total Derivative Instruments:	$(527)	$(527)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$26,947
Level 2 to Level 1	$200,408

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(527)
Total Equity Risk	0	(527)
Total Value of Derivatives	$0	$(527)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,407) — See accompanying schedule: Unaffiliated issuers (cost $1,634,636)	$1,922,046
Fidelity Central Funds (cost $76,530)	76,530
Total Investments (cost $1,711,166)		$1,998,576
Foreign currency held at value (cost $293)		293
Receivable for investments sold
Regular delivery		5,501
Delayed delivery		508
Receivable for fund shares sold		1,748
Dividends receivable		10,340
Distributions receivable from Fidelity Central Funds		78
Prepaid expenses		1
Other receivables		198
Total assets		2,017,243
Liabilities
Payable for investments purchased	$5,254
Payable for fund shares redeemed	2,844
Accrued management fee	1,126
Distribution and service plan fees payable	431
Payable for daily variation margin for derivative instruments	199
Other affiliated payables	424
Other payables and accrued expenses	204
Collateral on securities loaned, at value	24,789
Total liabilities		35,271
Net Assets		$1,981,972
Net Assets consist of:
Paid in capital		$4,321,905
Undistributed net investment income		9,333
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,636,280)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		287,014
Net Assets		$1,981,972
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($616,707 ÷ 32,029.5 shares)		$19.25
Maximum offering price per share (100/94.25 of $19.25)		$20.42
Class T:
Net Asset Value and redemption price per share ($246,458 ÷ 12,895.7 shares)		$19.11
Maximum offering price per share (100/96.50 of $19.11)		$19.80
Class B:
Net Asset Value and offering price per share ($7,411 ÷ 399.8 shares)(a)		$18.54
Class C:
Net Asset Value and offering price per share ($228,358 ÷ 12,393.1 shares)(a)		$18.43
Class I:
Net Asset Value, offering price and redemption price per share ($794,709 ÷ 40,606.7 shares)		$19.57
Class Z:
Net Asset Value, offering price and redemption price per share ($88,329 ÷ 4,515.7 shares)		$19.56

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$23,035
Interest		4
Income from Fidelity Central Funds		263
Income before foreign taxes withheld		23,302
Less foreign taxes withheld		(1,688)
Total income		21,614
Expenses
Management fee	$6,583
Transfer agent fees	2,108
Distribution and service plan fees	2,613
Accounting and security lending fees	432
Custodian fees and expenses	116
Independent trustees' compensation	4
Registration fees	106
Audit	60
Legal	6
Miscellaneous	5
Total expenses before reductions	12,033
Expense reductions	(21)	12,012
Net investment income (loss)		9,602
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,719)
Foreign currency transactions	176
Futures contracts	(468)
Total net realized gain (loss)		(13,011)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $21)	(66,550)
Assets and liabilities in foreign currencies	113
Futures contracts	(966)
Total change in net unrealized appreciation (depreciation)		(67,403)
Net gain (loss)		(80,414)
Net increase (decrease) in net assets resulting from operations		$(70,812)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,602	$14,320
Net realized gain (loss)	(13,011)	39,040
Change in net unrealized appreciation (depreciation)	(67,403)	18,118
Net increase (decrease) in net assets resulting from operations	(70,812)	71,478
Distributions to shareholders from net investment income	(12,902)	(18,738)
Distributions to shareholders from net realized gain	–	(2,141)
Total distributions	(12,902)	(20,879)
Share transactions - net increase (decrease)	40,304	63,265
Redemption fees	14	27
Total increase (decrease) in net assets	(43,396)	113,891
Net Assets
Beginning of period	2,025,368	1,911,477
End of period (including undistributed net investment income of $9,333 and undistributed net investment income of $12,633, respectively)	$1,981,972	$2,025,368

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.10	$19.56	$19.47	$15.63	$14.61	$15.63
Income from Investment Operations
Net investment income (loss)A	.09	.15	.27B	.19	.18	.22C
Net realized and unrealized gain (loss)	(.81)	.61	.17	3.92	1.03	(1.01)
Total from investment operations	(.72)	.76	.44	4.11	1.21	(.79)
Distributions from net investment income	(.13)	(.20)	(.18)	(.21)	(.19)	(.20)
Distributions from net realized gain	–	(.02)	(.17)	(.06)	–	(.03)
Total distributions	(.13)	(.22)	(.35)	(.27)	(.19)	(.23)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$19.25	$20.10	$19.56	$19.47	$15.63	$14.61
Total ReturnE,F,G	(3.62)%	3.93%	2.28%	26.69%	8.47%	(5.15)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.23%J	1.22%	1.26%	1.31%	1.32%	1.31%
Expenses net of fee waivers, if any	1.23%J	1.22%	1.26%	1.30%	1.32%	1.31%
Expenses net of all reductions	1.23%J	1.21%	1.26%	1.28%	1.31%	1.29%
Net investment income (loss)	.98%J	.75%	1.34%B	1.08%	1.20%	1.38%C
Supplemental Data
Net assets, end of period (in millions)	$617	$662	$693	$756	$762	$916
Portfolio turnover rateK	24%J	34%	40%	50%	34%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.92	$19.38	$19.30	$15.49	$14.46	$15.47
Income from Investment Operations
Net investment income (loss)A	.07	.10	.21B	.14	.14	.18C
Net realized and unrealized gain (loss)	(.81)	.61	.18	3.89	1.03	(.99)
Total from investment operations	(.74)	.71	.39	4.03	1.17	(.81)
Distributions from net investment income	(.07)	(.15)	(.14)	(.16)	(.14)	(.16)
Distributions from net realized gain	–	(.02)	(.17)	(.06)	–	(.03)
Total distributions	(.07)	(.17)	(.31)	(.22)	(.14)	(.20)D
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$19.11	$19.92	$19.38	$19.30	$15.49	$14.46
Total ReturnF,G,H	(3.73)%	3.67%	2.04%	26.37%	8.17%	(5.35)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.49%K	1.48%	1.51%	1.55%	1.58%	1.55%
Expenses net of fee waivers, if any	1.49%K	1.48%	1.51%	1.55%	1.58%	1.55%
Expenses net of all reductions	1.49%K	1.47%	1.51%	1.53%	1.57%	1.53%
Net investment income (loss)	.72%K	.49%	1.09%B	.83%	.94%	1.14%C
Supplemental Data
Net assets, end of period (in millions)	$246	$271	$284	$319	$304	$404
Portfolio turnover rateL	24%K	34%	40%	50%	34%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.034 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.31	$18.75	$18.65	$14.95	$13.91	$14.91
Income from Investment Operations
Net investment income (loss)A	.01	(.01)	.10B	.05	.06	.09C
Net realized and unrealized gain (loss)	(.78)	.59	.17	3.77	1.00	(.96)
Total from investment operations	(.77)	.58	.27	3.82	1.06	(.87)
Distributions from net investment income	–	–	–	(.06)	(.02)	(.10)
Distributions from net realized gain	–	(.02)	(.17)	(.06)	–	(.03)
Total distributions	–	(.02)	(.17)	(.12)	(.02)	(.13)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$18.54	$19.31	$18.75	$18.65	$14.95	$13.91
Total ReturnE,F,G	(3.99)%	3.11%	1.45%	25.72%	7.64%	(5.89)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.05%J	2.05%	2.07%	2.08%	2.08%	2.08%
Expenses net of fee waivers, if any	2.05%J	2.05%	2.07%	2.08%	2.08%	2.08%
Expenses net of all reductions	2.05%J	2.04%	2.07%	2.06%	2.07%	2.06%
Net investment income (loss)	.16%J	(.08)%	.53%B	.30%	.44%	.61%C
Supplemental Data
Net assets, end of period (in millions)	$7	$11	$19	$36	$59	$94
Portfolio turnover rateK	24%J	34%	40%	50%	34%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.19	$18.68	$18.63	$14.97	$13.95	$14.95
Income from Investment Operations
Net investment income (loss)A	.02	–	.11B	.06	.06	.10C
Net realized and unrealized gain (loss)	(.78)	.59	.18	3.75	1.01	(.96)
Total from investment operations	(.76)	.59	.29	3.81	1.07	(.86)
Distributions from net investment income	–	(.06)	(.07)	(.09)	(.05)	(.11)
Distributions from net realized gain	–	(.02)	(.17)	(.06)	–	(.03)
Total distributions	–	(.08)	(.24)	(.15)	(.05)	(.14)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$18.43	$19.19	$18.68	$18.63	$14.97	$13.95
Total ReturnE,F,G	(3.96)%	3.15%	1.58%	25.71%	7.71%	(5.83)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.98%J	1.97%	2.00%	2.04%	2.06%	2.05%
Expenses net of fee waivers, if any	1.98%J	1.97%	2.00%	2.04%	2.06%	2.05%
Expenses net of all reductions	1.98%J	1.96%	2.00%	2.01%	2.05%	2.03%
Net investment income (loss)	.23%J	- %K	.60%B	.35%	.46%	.64%C
Supplemental Data
Net assets, end of period (in millions)	$228	$251	$243	$264	$246	$302
Portfolio turnover rateL	24%J	34%	40%	50%	34%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.46	$19.91	$19.80	$15.90	$14.87	$15.90
Income from Investment Operations
Net investment income (loss)A	.12	.21	.33B	.24	.23	.28C
Net realized and unrealized gain (loss)	(.82)	.63	.18	3.98	1.05	(1.03)
Total from investment operations	(.70)	.84	.51	4.22	1.28	(.75)
Distributions from net investment income	(.19)	(.26)	(.23)	(.26)	(.25)	(.25)
Distributions from net realized gain	–	(.02)	(.17)	(.06)	–	(.03)
Total distributions	(.19)	(.29)D	(.40)	(.32)	(.25)	(.28)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$19.57	$20.46	$19.91	$19.80	$15.90	$14.87
Total ReturnF,G	(3.48)%	4.24%	2.60%	27.03%	8.83%	(4.85)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.95%J	.94%	.97%	.99%	1.00%	.99%
Expenses net of fee waivers, if any	.95%J	.94%	.97%	.99%	1.00%	.99%
Expenses net of all reductions	.95%J	.94%	.97%	.97%	.99%	.97%
Net investment income (loss)	1.26%J	1.03%	1.63%B	1.39%	1.52%	1.70%C
Supplemental Data
Net assets, end of period (in millions)	$795	$747	$648	$636	$546	$723
Portfolio turnover rateK	24%J	34%	40%	50%	34%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.022 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$20.46	$19.93	$19.81	$18.54
Income from Investment Operations
Net investment income (loss)B	.14	.24	.36C	.03
Net realized and unrealized gain (loss)	(.82)	.61	.19	1.24
Total from investment operations	(.68)	.85	.55	1.27
Distributions from net investment income	(.22)	(.30)	(.26)	–
Distributions from net realized gain	–	(.02)	(.17)	–
Total distributions	(.22)	(.32)	(.43)	–
Redemption fees added to paid in capitalB	–D	–D	–D	–
Net asset value, end of period	$19.56	$20.46	$19.93	$19.81
Total ReturnE,F	(3.38)%	4.34%	2.81%	6.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.81%	.83%I
Expenses net of fee waivers, if any	.79%I	.79%	.81%	.83%I
Expenses net of all reductions	.79%I	.78%	.81%	.80%I
Net investment income (loss)	1.42%I	1.18%	1.79%C	.77%I
Supplemental Data
Net assets, end of period (000 omitted)	$88,329	$82,925	$24,050	$107
Portfolio turnover rateJ	24%I	34%	40%	50%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$396,652
Gross unrealized depreciation	(127,366)
Net unrealized appreciation (depreciation) on securities	$269,286
Tax cost	$1,729,290

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(2,606,019)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(468) and a change in net unrealized appreciation (depreciation) of $(966) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $316,532 and $227,752, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$778	$–
Class T	.25%	.25%	626	–
Class B	.75%	.25%	45	34
Class C	.75%	.25%	1,164	70
			$2,613	$104

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$43
Class T	11
Class B(a)	1
Class C(a)	6
$61

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$728.23
Class T	307.24
Class B	14.30
Class C	275.24
Class I	764.20
Class Z	20.05
	$2,108

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $143. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $14 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$4,188	$7,030
Class T	941	2,091
Class C	–	706
Class I	6,836	8,555
Class Z	937	356
Total	$12,902	$18,738
From net realized gain
Class A	$–	$727
Class T	–	317
Class B	–	21
Class C	–	280
Class I	–	770
Class Z	–	26
Total	$–	$2,141

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	2,734	6,331	$52,492	$128,828
Reinvestment of distributions	200	378	3,990	7,410
Shares redeemed	(3,816)	(9,229)	(72,623)	(183,333)
Net increase (decrease)	(882)	(2,520)	$(16,141)	$(47,095)
Class T
Shares sold	524	1,574	$9,870	$31,817
Reinvestment of distributions	46	120	909	2,332
Shares redeemed	(1,301)	(2,697)	(24,515)	(53,711)
Net increase (decrease)	(731)	(1,003)	$(13,736)	$(19,562)
Class B
Shares sold	3	20	$56	$400
Reinvestment of distributions	–	1	–	19
Shares redeemed	(178)	(467)	(3,252)	(9,077)
Net increase (decrease)	(175)	(446)	$(3,196)	$(8,658)
Class C
Shares sold	591	2,044	$10,857	$40,003
Reinvestment of distributions	–	44	–	826
Shares redeemed	(1,284)	(2,036)	(23,333)	(39,156)
Net increase (decrease)	(693)	52	$(12,476)	$1,673
Class I
Shares sold	10,468	13,465	$200,204	$273,323
Reinvestment of distributions	284	415	5,760	8,253
Shares redeemed	(6,665)	(9,912)	(129,454)	(200,987)
Net increase (decrease)	4,087	3,968	$76,510	$80,589
Class Z
Shares sold	700	3,275	$13,837	$65,174
Reinvestment of distributions	46	19	937	382
Shares redeemed	(282)	(449)	(5,431)	(9,238)
Net increase (decrease)	464	2,845	$9,343	$56,318

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.23%
Actual		$1,000.00	$963.80	$6.01
Hypothetical-C		$1,000.00	$1,018.75	$6.17
Class T	1.49%
Actual		$1,000.00	$962.70	$7.27
Hypothetical-C		$1,000.00	$1,017.45	$7.47
Class B	2.05%
Actual		$1,000.00	$960.10	$9.99
Hypothetical-C		$1,000.00	$1,014.67	$10.27
Class C	1.98%
Actual		$1,000.00	$960.40	$9.65
Hypothetical-C		$1,000.00	$1,015.02	$9.92
Class I	.95%
Actual		$1,000.00	$965.20	$4.64
Hypothetical-C		$1,000.00	$1,020.14	$4.77
Class Z	.79%
Actual		$1,000.00	$966.20	$3.86
Hypothetical-C		$1,000.00	$1,020.93	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ADIF-SANN-0616
1.720067.117

Fidelity Advisor® Emerging Markets Fund Class I Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.6	3.4
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.5	3.3
Naspers Ltd. Class N (South Africa, Media)	2.0	2.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.6	0.7
Infosys Ltd. (India, IT Services)	1.4	0.0
	12.1

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	23.4
Financials	18.4	19.8
Consumer Discretionary	14.3	18.3
Consumer Staples	13.8	8.8
Industrials	9.9	11.2

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
India	13.4	10.6
United States of America	10.2	8.4
Cayman Islands	9.5	7.7
Mexico	8.6	6.8
Brazil	8.3	6.4

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

As of October 31, 2015
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Argentina - 0.9%
Banco Macro SA sponsored ADR	31,700	$1,985,371
Grupo Financiero Galicia SA sponsored ADR	70,700	2,012,829

TOTAL ARGENTINA		3,998,200

Australia - 1.0%
Amcor Ltd. (a)	188,319	2,205,101
Sydney Airport unit	401,832	2,080,679

TOTAL AUSTRALIA		4,285,780

Belgium - 0.5%
Anheuser-Busch InBev SA NV	15,700	1,943,345
Bermuda - 2.8%
Axalta Coating Systems (a)	67,800	1,930,266
China Gas Holdings Ltd.	1,659,000	2,395,155
China Resource Gas Group Ltd.	844,000	2,388,385
Credicorp Ltd. (United States)	23,714	3,448,490
Markit Ltd. (a)	48,000	1,674,720

TOTAL BERMUDA		11,837,016

Brazil - 4.7%
BB Seguridade Participacoes SA	330,700	2,884,641
Cielo SA	354,886	3,456,766
Kroton Educacional SA	835,000	3,107,654
Qualicorp SA	536,900	2,326,033
Smiles SA	180,500	2,094,047
Ultrapar Participacoes SA	152,100	3,202,757
Weg SA	606,930	2,678,839

TOTAL BRAZIL		19,750,737

British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	88,800	1,798,200
Cayman Islands - 9.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	88,900	6,839,966
Baidu.com, Inc. sponsored ADR (a)	28,400	5,518,120
ENN Energy Holdings Ltd.	370,000	1,804,727
Fu Shou Yuan International Group Ltd.	2,877,000	2,018,479
New Oriental Education & Technology Group, Inc. sponsored ADR	60,200	2,357,432
Shenzhou International Group Holdings Ltd.	469,000	2,424,508
Sino Biopharmaceutical Ltd.	3,055,000	2,164,786
TAL Education Group ADR (a)	36,900	2,135,034
Tencent Holdings Ltd.	715,200	14,553,115

TOTAL CAYMAN ISLANDS		39,816,167

China - 2.7%
China Pacific Insurance (Group) Co. Ltd. (H Shares)	778,200	2,728,716
Inner Mongoli Yili Industries Co. Ltd.	824,200	1,913,443
Jiangsu Hengrui Medicine Co. Ltd.	276,860	1,996,250
Kweichow Moutai Co. Ltd.	68,010	2,638,860
Shanghai International Airport Co. Ltd.	475,700	1,999,335

TOTAL CHINA		11,276,604

Denmark - 0.5%
Novo Nordisk A/S Series B sponsored ADR	36,300	2,025,177
France - 0.5%
Dassault Systemes SA	26,753	2,092,270
Germany - 1.0%
adidas AG	16,300	2,101,602
Wirecard AG (b)	51,700	2,232,693

TOTAL GERMANY		4,334,295

Hong Kong - 1.7%
AIA Group Ltd.	384,000	2,298,089
Guangdong Investment Ltd.	1,972,000	2,784,585
Techtronic Industries Co. Ltd.	559,500	2,097,381

TOTAL HONG KONG		7,180,055

India - 13.4%
Adani Ports & Special Economic Zone	774,193	2,776,235
Amara Raja Batteries Ltd.	146,862	2,113,316
Asian Paints India Ltd.	195,275	2,546,567
Bharti Infratel Ltd.	387,693	2,188,399
Colgate-Palmolive (India)	170,747	2,161,408
GlaxoSmithKline Consumer Healthcare Ltd. (a)	25,178	2,235,433
HCL Technologies Ltd.	229,109	2,587,869
HDFC Bank Ltd. (a)	108,338	2,202,169
Hindustan Unilever Ltd.	234,061	3,058,186
Housing Development Finance Corp. Ltd.	292,221	4,788,341
IndusInd Bank Ltd.	139,823	2,207,787
Infosys Ltd.	315,118	5,724,328
ITC Ltd.	693,666	3,393,377
LIC Housing Finance Ltd. (a)	312,300	2,173,507
Lupin Ltd.	94,777	2,293,251
Maruti Suzuki India Ltd. (a)	47,987	2,741,325
Power Grid Corp. of India Ltd.	955,059	2,061,790
Sun Pharmaceutical Industries Ltd.	258,261	3,154,318
Tata Consultancy Services Ltd.	111,953	4,273,311
Titan Co. Ltd.	342,580	1,835,503

TOTAL INDIA		56,516,420

Indonesia - 3.9%
PT ACE Hardware Indonesia Tbk	28,972,600	2,032,124
PT Bank Central Asia Tbk	3,158,700	3,125,647
PT Bank Rakyat Indonesia Tbk	3,379,800	2,652,482
PT Kalbe Farma Tbk	19,843,000	2,068,860
PT Matahari Department Store Tbk	1,663,000	2,395,890
PT Surya Citra Media Tbk	9,326,700	2,263,076
PT Tower Bersama Infrastructure Tbk (a)	3,761,900	1,690,117

TOTAL INDONESIA		16,228,196

Isle of Man - 0.4%
Playtech Ltd.	136,389	1,603,246
Israel - 1.4%
Check Point Software Technologies Ltd. (a)	24,000	1,988,880
Frutarom Industries Ltd.	41,000	2,101,326
Teva Pharmaceutical Industries Ltd. sponsored ADR	33,900	1,845,855

TOTAL ISRAEL		5,936,061

Kenya - 0.5%
Safaricom Ltd.	12,322,800	2,086,335
Korea (South) - 5.5%
AMOREPACIFIC Corp.	10,203	3,629,059
AMOREPACIFIC Group, Inc.	18,712	2,743,899
Coway Co. Ltd.	27,100	2,332,302
KT&G Corp.	33,089	3,552,445
LG Chemical Ltd.	12,680	3,287,110
LG Household & Health Care Ltd.	3,686	3,239,839
NAVER Corp.	7,273	4,297,747

TOTAL KOREA (SOUTH)		23,082,401

Luxembourg - 0.5%
Eurofins Scientific SA	5,700	2,115,005
Mexico - 8.6%
Banregio Grupo Financiero S.A.B. de CV	365,566	2,190,678
El Puerto de Liverpool S.A.B. de CV Class C	185,100	2,104,083
Fomento Economico Mexicano S.A.B. de CV unit	419,900	3,906,943
Gruma S.A.B. de CV Series B	156,100	2,280,349
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	266,721	2,513,011
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	166,495	2,556,846
Grupo Aeroportuario Norte S.A.B. de CV	386,000	2,233,708
Grupo Financiero Banorte S.A.B. de CV Series O	633,900	3,598,621
Grupo GICSA SA de CV (a)	1,802,428	1,416,409
Infraestructura Energetica Nova S.A.B. de CV (b)	501,400	1,959,303
Kimberly-Clark de Mexico SA de CV Series A	1,025,200	2,426,445
Megacable Holdings S.A.B. de CV unit	494,884	2,285,343
Promotora y Operadora de Infraestructura S.A.B. de CV	163,300	2,070,977
Tenedora Nemak SA de CV	1,415,300	2,030,242
Wal-Mart de Mexico SA de CV Series V	991,100	2,451,157

TOTAL MEXICO		36,024,115

Philippines - 3.9%
Ayala Corp.	158,850	2,603,877
Ayala Land, Inc.	3,524,600	2,596,522
D&L Industries, Inc.	9,851,700	1,885,092
GT Capital Holdings, Inc.	76,880	2,234,399
International Container Terminal Services, Inc.	1,461,520	2,019,747
SM Investments Corp.	121,046	2,429,413
SM Prime Holdings, Inc.	5,142,900	2,476,596

TOTAL PHILIPPINES		16,245,646

Russia - 1.4%
Magnit OJSC (a)	19,889	2,764,148
NOVATEK OAO GDR (Reg. S)	32,100	3,081,600

TOTAL RUSSIA		5,845,748

South Africa - 6.8%
Aspen Pharmacare Holdings Ltd.	141,193	3,327,474
Bidvest Group Ltd.	118,915	3,017,974
Discovery Ltd.	289,962	2,591,382
FirstRand Ltd.	993,300	3,192,320
Mondi Ltd.	125,520	2,411,423
Mr Price Group Ltd.	202,500	2,572,352
Naspers Ltd. Class N	60,900	8,356,095
Sanlam Ltd.	641,100	3,107,490

TOTAL SOUTH AFRICA		28,576,510

Spain - 0.5%
Amadeus IT Holding SA Class A	46,900	2,134,151
Switzerland - 0.5%
Sika AG	500	2,128,114
Taiwan - 5.3%
Advantech Co. Ltd.	285,000	2,011,578
ECLAT Textile Co. Ltd.	207,540	2,367,535
Largan Precision Co. Ltd.	41,000	2,881,157
Taiwan Semiconductor Manufacturing Co. Ltd.	3,326,000	15,257,222

TOTAL TAIWAN		22,517,492

Thailand - 1.6%
Airports of Thailand PCL (For. Reg.)	223,000	2,503,322
Bangkok Dusit Medical Services PCL (For. Reg.)	3,186,000	2,171,443
Thai Beverage PCL	3,651,100	2,022,582

TOTAL THAILAND		6,697,347

Turkey - 2.2%
Bim Birlesik Magazalar A/S JSC	107,000	2,355,683
Koc Holding A/S	496,000	2,593,452
Tofas Turk Otomobil Fabrikasi A/S	266,162	2,106,085
Tupras Turkiye Petrol Rafinelleri A/S	86,000	2,269,871

TOTAL TURKEY		9,325,091

United Arab Emirates - 0.6%
DP World Ltd.	127,877	2,416,875
United Kingdom - 2.1%
British American Tobacco PLC (United Kingdom)	33,900	2,066,954
Hikma Pharmaceuticals PLC	78,206	2,518,526
NMC Health PLC	133,500	2,042,315
Prudential PLC	107,531	2,122,612

TOTAL UNITED KINGDOM		8,750,407

United States of America - 10.2%
A.O. Smith Corp.	24,400	1,884,168
Alphabet, Inc. Class C	2,460	1,704,805
Amazon.com, Inc. (a)	3,400	2,242,606
Amphenol Corp. Class A	32,100	1,792,143
China Biologic Products, Inc. (a)	19,200	2,246,400
Danaher Corp.	19,000	1,838,250
Ecolab, Inc.	16,470	1,893,721
Facebook, Inc. Class A (a)	15,800	1,857,764
Gartner, Inc. Class A (a)	19,700	1,717,249
International Flavors & Fragrances, Inc.	17,000	2,030,990
MasterCard, Inc. Class A	20,000	1,939,800
McGraw Hill Financial, Inc.	19,800	2,115,630
MercadoLibre, Inc.	18,100	2,260,509
Mettler-Toledo International, Inc. (a)	5,480	1,961,566
Moody's Corp.	20,500	1,962,260
MSCI, Inc. Class A	28,600	2,171,884
NIKE, Inc. Class B	33,100	1,950,914
Philip Morris International, Inc.	20,500	2,011,460
PPG Industries, Inc.	17,300	1,909,747
The Walt Disney Co.	17,500	1,807,050
TransDigm Group, Inc. (a)	8,200	1,868,534
Visa, Inc. Class A	23,800	1,838,312

TOTAL UNITED STATES OF AMERICA		43,005,762

TOTAL COMMON STOCKS
(Cost $376,006,621)		401,572,768

Nonconvertible Preferred Stocks - 3.6%
Brazil - 3.6%
Ambev SA sponsored ADR	883,280	4,937,535
Banco Bradesco SA (PN)	668,360	5,033,226
Itau Unibanco Holding SA	545,600	5,214,472
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $16,080,286)		15,185,233

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.38% (c)	3,562,316	3,562,316
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	4,137,230	4,137,230
TOTAL MONEY MARKET FUNDS
(Cost $7,699,546)		7,699,546
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $399,786,453)		424,457,547
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(4,078,849)
NET ASSETS - 100%		$420,378,698

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,105
Fidelity Securities Lending Cash Central Fund	39,758
Total	$46,863

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$59,758,662	$53,218,294	$6,540,368	$--
Consumer Staples	57,732,550	55,665,596	2,066,954	--
Energy	8,554,228	8,554,228	--	--
Financials	78,811,167	69,459,581	9,351,586	--
Health Care	34,257,259	32,092,473	2,164,786	--
Industrials	41,594,681	41,594,681	--	--
Information Technology	92,361,201	56,826,536	35,534,665	--
Materials	24,329,457	24,329,457	--	--
Telecommunication Services	5,964,851	5,964,851	--	--
Utilities	13,393,945	4,021,093	9,372,852	--
Money Market Funds	7,699,546	7,699,546	--	--
Total Investments in Securities:	$424,457,547	$359,426,336	$65,031,211	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$87,051,717

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,926,029) — See accompanying schedule: Unaffiliated issuers (cost $392,086,907)	$416,758,001
Fidelity Central Funds (cost $7,699,546)	7,699,546
Total Investments (cost $399,786,453)		$424,457,547
Foreign currency held at value (cost $34,009)		33,997
Receivable for investments sold		55,455
Receivable for fund shares sold		175,963
Dividends receivable		580,450
Distributions receivable from Fidelity Central Funds		22,330
Prepaid expenses		332
Other receivables		37,211
Total assets		425,363,285
Liabilities
Payable for fund shares redeemed	$281,733
Accrued management fee	278,585
Distribution and service plan fees payable	77,644
Other affiliated payables	100,234
Other payables and accrued expenses	109,161
Collateral on securities loaned, at value	4,137,230
Total liabilities		4,984,587
Net Assets		$420,378,698
Net Assets consist of:
Paid in capital		$471,248,235
Accumulated net investment loss		(689,376)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,848,712)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,668,551
Net Assets		$420,378,698
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($108,847,107 ÷ 5,253,777 shares)		$20.72
Maximum offering price per share (100/94.25 of $20.72)		$21.98
Class T:
Net Asset Value and redemption price per share ($41,531,229 ÷ 2,014,762 shares)		$20.61
Maximum offering price per share (100/96.50 of $20.61)		$21.36
Class B:
Net Asset Value and offering price per share ($2,231,936 ÷ 111,705 shares)(a)		$19.98
Class C:
Net Asset Value and offering price per share ($43,003,870 ÷ 2,157,222 shares)(a)		$19.93
Class I:
Net Asset Value, offering price and redemption price per share ($218,790,320 ÷ 10,510,785 shares)		$20.82
Class Z:
Net Asset Value, offering price and redemption price per share ($5,974,236 ÷ 287,219 shares)		$20.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$2,484,183
Income from Fidelity Central Funds		46,863
Income before foreign taxes withheld		2,531,046
Less foreign taxes withheld		(277,827)
Total income		2,253,219
Expenses
Management fee	$1,586,202
Transfer agent fees	497,496
Distribution and service plan fees	457,367
Accounting and security lending fees	103,436
Custodian fees and expenses	146,396
Independent trustees' compensation	865
Registration fees	61,031
Audit	59,131
Legal	535
Miscellaneous	1,355
Total expenses before reductions	2,913,814
Expense reductions	(5,648)	2,908,166
Net investment income (loss)		(654,947)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,726,251)
Foreign currency transactions	(10,068)
Total net realized gain (loss)		(13,736,319)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $141,583)	13,720,840
Assets and liabilities in foreign currencies	11,688
Total change in net unrealized appreciation (depreciation)		13,732,528
Net gain (loss)		(3,791)
Net increase (decrease) in net assets resulting from operations		$(658,738)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(654,947)	$1,401,023
Net realized gain (loss)	(13,736,319)	(12,422,672)
Change in net unrealized appreciation (depreciation)	13,732,528	(41,643,776)
Net increase (decrease) in net assets resulting from operations	(658,738)	(52,665,425)
Distributions to shareholders from net investment income	(397,152)	(1,046,601)
Distributions to shareholders from net realized gain	–	(487,287)
Total distributions	(397,152)	(1,533,888)
Share transactions - net increase (decrease)	(137,433)	3,501,123
Redemption fees	41,238	73,251
Total increase (decrease) in net assets	(1,152,085)	(50,624,939)
Net Assets
Beginning of period	421,530,783	472,155,722
End of period (including accumulated net investment loss of $689,376 and undistributed net investment income of $362,723, respectively)	$420,378,698	$421,530,783

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.73	$23.38	$22.62	$20.51	$20.50	$23.71
Income from Investment Operations
Net investment income (loss)A	(.04)	.06	.06	.08	.22	.21
Net realized and unrealized gain (loss)	.03	(2.66)	.76	2.23	(.06)	(3.19)
Total from investment operations	(.01)	(2.60)	.82	2.31	.16	(2.98)
Distributions from net investment income	–	(.02)	(.05)	(.20)	(.15)	(.11)
Distributions from net realized gain	–	(.03)	(.01)	–	–	(.13)
Total distributions	–	(.05)	(.06)	(.20)	(.15)	(.24)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$20.72	$20.73	$23.38	$22.62	$20.51	$20.50
Total ReturnC,D,E	(.05)%	(11.13)%	3.65%	11.34%	.80%	(12.69)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%H	1.52%	1.52%	1.56%	1.54%	1.54%
Expenses net of fee waivers, if any	1.54%H	1.52%	1.52%	1.55%	1.54%	1.54%
Expenses net of all reductions	1.54%H	1.50%	1.52%	1.50%	1.48%	1.47%
Net investment income (loss)	(.40)%H	.28%	.26%	.38%	1.07%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$108,847	$112,931	$141,601	$146,378	$160,464	$202,477
Portfolio turnover rateI	91%H	110%	97%	121%	177%	122%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.65	$23.30	$22.55	$20.44	$20.43	$23.61
Income from Investment Operations
Net investment income (loss)A	(.07)	.01	–B	.03	.16	.15
Net realized and unrealized gain (loss)	.03	(2.66)	.76	2.22	(.06)	(3.18)
Total from investment operations	(.04)	(2.65)	.76	2.25	.10	(3.03)
Distributions from net investment income	–	–	–B	(.14)	(.09)	(.04)
Distributions from net realized gain	–	–	(.01)	–	–	(.13)
Total distributions	–	–	(.01)	(.14)	(.09)	(.16)C
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$20.61	$20.65	$23.30	$22.55	$20.44	$20.43
Total ReturnD,E,F	(.19)%	(11.37)%	3.39%	11.06%	.49%	(12.89)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.80%I	1.78%	1.78%	1.81%	1.80%	1.79%
Expenses net of fee waivers, if any	1.80%I	1.78%	1.78%	1.81%	1.80%	1.79%
Expenses net of all reductions	1.80%I	1.76%	1.78%	1.76%	1.73%	1.73%
Net investment income (loss)	(.66)%I	.02%	- %J	.13%	.81%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$41,531	$43,365	$54,341	$55,797	$58,919	$73,146
Portfolio turnover rateK	91%I	110%	97%	121%	177%	122%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.125 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.07	$22.75	$22.11	$20.03	$20.03	$23.14
Income from Investment Operations
Net investment income (loss)A	(.11)	(.10)	(.11)	(.08)	.06	.04
Net realized and unrealized gain (loss)	.02	(2.58)	.75	2.18	(.06)	(3.13)
Total from investment operations	(.09)	(2.68)	.64	2.10	–	(3.09)
Distributions from net investment income	–	–	–	(.02)	–	(.01)
Distributions from net realized gain	–	–	–	–	–	(.03)
Total distributions	–	–	–	(.02)	–	(.03)B
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$19.98	$20.07	$22.75	$22.11	$20.03	$20.03
Total ReturnD,E,F	(.45)%	(11.78)%	2.89%	10.50%	-%	(13.33)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.29%I	2.28%	2.28%	2.31%	2.29%	2.29%
Expenses net of fee waivers, if any	2.29%I	2.28%	2.28%	2.31%	2.29%	2.29%
Expenses net of all reductions	2.29%I	2.26%	2.28%	2.26%	2.23%	2.22%
Net investment income (loss)	(1.15)%I	(.48)%	(.49)%	(.37)%	.32%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$2,232	$3,255	$7,546	$11,391	$15,994	$21,304
Portfolio turnover rateJ	91%I	110%	97%	121%	177%	122%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.03 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.025 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.02	$22.70	$22.06	$20.00	$20.00	$23.13
Income from Investment Operations
Net investment income (loss)A	(.11)	(.10)	(.11)	(.08)	.06	.04
Net realized and unrealized gain (loss)	.02	(2.58)	.75	2.18	(.06)	(3.12)
Total from investment operations	(.09)	(2.68)	.64	2.10	–	(3.08)
Distributions from net investment income	–	–	–	(.04)	–	(.01)
Distributions from net realized gain	–	–	–	–	–	(.05)
Total distributions	–	–	–	(.04)	–	(.06)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$19.93	$20.02	$22.70	$22.06	$20.00	$20.00
Total ReturnC,D,E	(.45)%	(11.81)%	2.90%	10.49%	-%	(13.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.29%H	2.27%	2.27%	2.31%	2.29%	2.28%
Expenses net of fee waivers, if any	2.29%H	2.27%	2.27%	2.30%	2.29%	2.28%
Expenses net of all reductions	2.29%H	2.26%	2.27%	2.25%	2.23%	2.22%
Net investment income (loss)	(1.15)%H	(.47)%	(.49)%	(.37)%	.32%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$43,004	$46,595	$64,026	$62,532	$65,598	$80,855
Portfolio turnover rateI	91%H	110%	97%	121%	177%	122%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.83	$23.50	$22.73	$20.61	$20.63	$23.87
Income from Investment Operations
Net investment income (loss)A	(.01)	.14	.14	.15	.28	.29
Net realized and unrealized gain (loss)	.04	(2.67)	.76	2.25	(.06)	(3.21)
Total from investment operations	.03	(2.53)	.90	2.40	.22	(2.92)
Distributions from net investment income	(.04)	(.11)	(.12)	(.28)	(.24)	(.20)
Distributions from net realized gain	–	(.03)	(.01)	–	–	(.13)
Total distributions	(.04)	(.14)	(.13)	(.28)	(.24)	(.33)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$20.82	$20.83	$23.50	$22.73	$20.61	$20.63
Total ReturnC,D	.14%	(10.83)%	4.00%	11.73%	1.08%	(12.41)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.19%G	1.17%	1.18%	1.23%	1.22%	1.21%
Expenses net of fee waivers, if any	1.19%G	1.17%	1.18%	1.22%	1.22%	1.21%
Expenses net of all reductions	1.19%G	1.16%	1.18%	1.18%	1.16%	1.14%
Net investment income (loss)	(.05)%G	.63%	.60%	.71%	1.39%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$218,790	$209,270	$199,098	$150,576	$145,782	$138,312
Portfolio turnover rateH	91%G	110%	97%	121%	177%	122%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$20.83	$23.50	$22.73	$21.33
Income from Investment Operations
Net investment income (loss)B	.01	.17	.18	.03
Net realized and unrealized gain (loss)	.03	(2.66)	.76	1.37
Total from investment operations	.04	(2.49)	.94	1.40
Distributions from net investment income	(.07)	(.14)	(.16)	–
Distributions from net realized gain	–	(.03)	(.01)	–
Total distributions	(.07)	(.18)C	(.17)	–
Redemption fees added to paid in capitalB,D	–	–	–	–
Net asset value, end of period	$20.80	$20.83	$23.50	$22.73
Total ReturnE,F	.19%	(10.68)%	4.19%	6.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.03%I	1.02%	1.02%	1.05%I
Expenses net of fee waivers, if any	1.03%I	1.02%	1.02%	1.05%I
Expenses net of all reductions	1.03%I	1.00%	1.02%	1.00%I
Net investment income (loss)	.10%I	.78%	.77%	.62%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,974	$6,114	$5,544	$107
Portfolio turnover rateJ	91%I	110%	97%	121%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.033 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$46,138,355
Gross unrealized depreciation	(23,211,711)
Net unrealized appreciation (depreciation) on securities	$22,926,644
Tax cost	$401,530,903

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(47,911,843)
Total with expiration	$(47,911,843)
No expiration
Short-term	$(12,456,052)
Total no expiration	$(12,456,052)
Total capital loss carryforward	$(60,367,895)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $181,903,642 and $184,169,805, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$131,354	$222
Class T	.25%	.25%	100,958	–
Class B	.75%	.25%	12,991	9,743
Class C	.75%	.25%	212,064	16,361
			$457,367	$26,326

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,692
Class T	4,608
Class B(a)	1,041
Class C(a)	2,066
$24,407

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$159,384.30
Class T	63,712.32
Class B	3,939.30
Class C	64,561.30
Class I	204,569.20
Class Z	1,331.05
	$497,496

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $695 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $348 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $39,758, including $525 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,176 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,450.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$–	$115,150
Class I	377,257	898,042
Class Z	19,895	33,409
Total	$397,152	$1,046,601
From net realized gain
Class A	$–	$199,998
Class I	–	279,579
Class Z	–	7,710
Total	$–	$487,287

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	649,337	1,093,525	$12,767,711	$24,402,020
Reinvestment of distributions	–	13,163	–	302,357
Shares redeemed	(842,924)	(1,715,077)	(16,542,384)	(37,830,400)
Net increase (decrease)	(193,587)	(608,389)	$(3,774,673)	$(13,126,023)
Class T
Shares sold	182,219	305,389	$3,546,032	$6,786,919
Shares redeemed	(267,048)	(537,767)	(5,159,406)	(11,710,693)
Net increase (decrease)	(84,829)	(232,378)	$(1,613,374)	$(4,923,774)
Class B
Shares sold	1,396	2,482	$25,071	$54,329
Shares redeemed	(51,892)	(171,894)	(985,523)	(3,727,701)
Net increase (decrease)	(50,496)	(169,412)	$(960,452)	$(3,673,372)
Class C
Shares sold	131,744	365,122	$2,512,301	$7,912,445
Shares redeemed	(301,615)	(858,213)	(5,692,128)	(18,293,083)
Net increase (decrease)	(169,871)	(493,091)	$(3,179,827)	$(10,380,638)
Class I
Shares sold	1,061,826	3,524,595	$21,307,705	$77,404,353
Reinvestment of distributions	17,692	49,091	362,855	1,129,581
Shares redeemed	(614,601)	(1,999,205)	(12,159,604)	(44,250,238)
Net increase (decrease)	464,917	1,574,481	$9,510,956	$34,283,696
Class Z
Shares sold	21,209	119,541	$423,468	$2,670,833
Reinvestment of distributions	971	1,789	19,895	41,119
Shares redeemed	(28,451)	(63,727)	(563,426)	(1,390,718)
Net increase (decrease)	(6,271)	57,603	$(120,063)	$1,321,234

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.54%
Actual		$1,000.00	$999.50	$7.66
Hypothetical-C		$1,000.00	$1,017.21	$7.72
Class T	1.80%
Actual		$1,000.00	$998.10	$8.94
Hypothetical-C		$1,000.00	$1,015.91	$9.02
Class B	2.29%
Actual		$1,000.00	$995.50	$11.36
Hypothetical-C		$1,000.00	$1,013.48	$11.46
Class C	2.29%
Actual		$1,000.00	$995.50	$11.36
Hypothetical-C		$1,000.00	$1,013.48	$11.46
Class I	1.19%
Actual		$1,000.00	$1,001.40	$5.92
Hypothetical-C		$1,000.00	$1,018.95	$5.97
Class Z	1.03%
Actual		$1,000.00	$1,001.90	$5.13
Hypothetical-C		$1,000.00	$1,019.74	$5.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

FAEMI-SANN-0616
1.800641.112

Fidelity Advisor® Emerging Asia Fund Class I Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	5.0	6.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4	4.1
Tencent Holdings Ltd.	4.0	3.7
AIA Group Ltd.	2.8	2.9
China Construction Bank Corp. (H Shares)	2.4	2.7
Alibaba Group Holding Ltd. sponsored ADR	2.1	0.8
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.8	1.9
Industrial & Commercial Bank of China Ltd. (H Shares)	1.7	1.9
CNOOC Ltd. sponsored ADR	1.5	1.4
China Mobile Ltd.	1.4	1.6
	27.1

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.6	35.3
Information Technology	23.0	22.1
Consumer Discretionary	9.4	9.0
Industrials	6.1	5.5
Telecommunication Services	5.9	7.1

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

As of October 31, 2015
Stocks	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Australia - 0.2%
Beacon Lighting Group Ltd.	122,049	$168,896
Sino Gas & Energy Ltd. (a)	1,335,338	90,364
Woodside Petroleum Ltd.	12,043	259,506

TOTAL AUSTRALIA		518,766

Bermuda - 2.8%
Brilliance China Automotive Holdings Ltd.	782,000	771,322
BW LPG Ltd.	9,210	55,362
Cheung Kong Infrastructure Holdings Ltd.	86,000	811,618
CSI Properties Ltd.	8,640,000	262,433
Digital China Holdings Ltd. (H Shares)	308,000	212,638
Great Eagle Holdings Ltd.	39,000	157,978
Hongkong Land Holdings Ltd.	172,700	1,096,645
Joy City Property Ltd.	760,000	110,257
Kerry Logistics Network Ltd.	423,000	595,483
PAX Global Technology Ltd.	610,000	525,345
Shenzhen International Holdings Ltd.	550,000	897,528
Skyworth Digital Holdings Ltd.	1,455,448	947,222
Summit Ascent Holdings Ltd. (a)	270,000	57,895
Tai Cheung Holdings Ltd.	67,000	51,255

TOTAL BERMUDA		6,552,981

Cayman Islands - 15.4%
58.com, Inc. ADR (a)	15,800	863,470
Alibaba Group Holding Ltd. sponsored ADR (a)	61,500	4,731,810
AMVIG Holdings Ltd.	348,000	143,292
Belle International Holdings Ltd.	713,000	434,827
Bitauto Holdings Ltd. ADR (a)	11,000	274,560
Cheung Kong Property Holdings Ltd.	418,500	2,858,142
China Modern Dairy Holdings Ltd.	1,792,000	328,889
China Resources Cement Holdings Ltd.	2,469,972	812,753
China State Construction International Holdings Ltd.	634,000	987,585
ChinaCache International Holdings Ltd. sponsored ADR (a)	12,300	101,721
CK Hutchison Holdings Ltd.	252,000	3,014,833
Cosmo Lady (China) Holdings Co. Ltd.	154,000	119,520
Ctrip.com International Ltd. ADR (a)	21,500	937,615
Daqo New Energy Corp. ADR (a)	5,551	144,048
ENN Energy Holdings Ltd.	238,000	1,160,878
Greatview Aseptic Pack Co. Ltd.	661,000	334,748
Haitian International Holdings Ltd.	144,000	245,687
iKang Healthcare Group, Inc. sponsored ADR (a)	5,300	113,844
International Housewares Retail Co. Ltd.	1,909,000	312,007
JD.com, Inc. sponsored ADR (a)	33,800	863,928
KWG Property Holding Ltd.	373,000	241,332
Lee & Man Paper Manufacturing Ltd.	1,299,000	851,396
Lee's Pharmaceutical Holdings Ltd.	93,000	75,250
Longfor Properties Co. Ltd.	791,000	1,109,706
MGM China Holdings Ltd.	1,046,000	1,465,515
New Oriental Education & Technology Group, Inc. sponsored ADR	16,500	646,140
Pico Far East Holdings Ltd.	650,000	176,227
Samson Holding Ltd.	1,152,000	132,030
SITC International Holdings Co. Ltd.	809,000	437,241
Sitoy Group Holdings Ltd.	303,000	110,015
SOHO China Ltd.	745,000	374,556
Stella International Holdings Ltd.	108,500	273,727
TAL Education Group ADR (a)	10,700	619,102
TCC International Holdings Ltd.	586,000	117,444
Tencent Holdings Ltd.	451,500	9,187,265
Uni-President China Holdings Ltd.	658,000	612,775
Xingda International Holdings Ltd.	606,000	126,816
Zhen Ding Technology Holding Ltd.	80,000	168,158

TOTAL CAYMAN ISLANDS		35,508,852

China - 13.9%
Anhui Conch Cement Co. Ltd. (H Shares)	255,500	673,260
BBMG Corp. (H Shares)	1,141,500	834,240
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	774,000	244,204
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	435,000	251,260
China Construction Bank Corp. (H Shares)	8,847,000	5,618,969
China Pacific Insurance (Group) Co. Ltd. (H Shares)	536,000	1,879,455
China Petroleum & Chemical Corp. (H Shares)	3,166,000	2,231,032
China Railway Construction Corp. Ltd. (H Shares)	899,000	1,142,892
China Shipping Development Co. Ltd. (H Shares)	496,000	352,190
China Telecom Corp. Ltd. (H Shares)	4,554,000	2,254,532
China Vanke Co. Ltd. (H Shares)	484,100	1,208,326
Chongqing Changan Automobile Co. Ltd. (B Shares)	177,600	307,261
Huadian Fuxin Energy Corp. Ltd. (H Shares)	1,836,000	399,940
Huadian Power International Corp. Ltd. (H Shares)	1,120,000	574,300
Huaneng Renewables Corp. Ltd. (H Shares)	3,438,000	1,014,500
Huangshan Tourism Development Co. Ltd.	78,700	165,113
Industrial & Commercial Bank of China Ltd. (H Shares)	7,392,000	3,957,684
Jiangling Motors Corp. Ltd. (B Shares)	84,001	231,637
Jiangsu Hengrui Medicine Co. Ltd.	128,121	923,794
Kweichow Moutai Co. Ltd.	34,683	1,345,737
PICC Property & Casualty Co. Ltd. (H Shares)	765,060	1,391,704
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	655,000	3,073,970
SAIC Motor Corp. Ltd.	108,951	342,299
Shenzhen Expressway Co. (H Shares)	970,000	860,880
Tong Ren Tang Technologies Co. Ltd. (H Shares)	173,000	271,015
TravelSky Technology Ltd. (H Shares)	230,000	427,416

TOTAL CHINA		31,977,610

Hong Kong - 12.4%
AIA Group Ltd.	1,090,200	6,524,417
China Everbright Ltd.	426,000	840,949
China Mobile Ltd.	284,000	3,260,539
China Resources Beer Holdings Co. Ltd.	366,000	804,252
China Resources Power Holdings Co. Ltd.	406,904	685,328
CNOOC Ltd. sponsored ADR	27,800	3,431,354
Dah Sing Banking Group Ltd.	156,400	278,249
Far East Horizon Ltd.	696,000	552,469
Hang Lung Properties Ltd.	529,000	1,053,331
HKT Trust/HKT Ltd. unit	800,500	1,150,671
Hysan Development Co. Ltd.	300,000	1,325,540
Lenovo Group Ltd.	1,554,000	1,229,357
Magnificent Hotel Investment L	1,896,000	46,848
PCCW Ltd.	2,945,000	1,993,422
Power Assets Holdings Ltd.	164,500	1,565,068
Sino Land Ltd.	930,000	1,460,049
Techtronic Industries Co. Ltd.	335,500	1,257,679
Wheelock and Co. Ltd.	243,000	1,124,994

TOTAL HONG KONG		28,584,516

India - 10.0%
Adani Ports & Special Economic Zone	105,877	379,672
Apollo Tyres Ltd.	376,894	908,681
Bajaj Finserv Ltd.	23,752	670,576
Bharat Petroleum Corp. Ltd. (a)	54,797	806,791
Bharti Infratel Ltd.	97,958	552,941
Cox & Kings India Ltd. (a)	186,142	523,884
Edelweiss Financial Services Ltd.	582,303	508,881
Exide Industries Ltd. (a)	58,385	129,426
HCL Technologies Ltd.	79,888	902,364
Hexaware Technologies Ltd.	147,520	535,665
IL&FS Transportation Networks Ltd.	92,782	104,130
Indian Oil Corp. Ltd. (a)	165,622	1,080,244
Jain Irrigation Systems Ltd. (a)	131,603	121,052
JK Tyre & Industries Ltd. (a)	343,022	434,293
Just Dial Ltd.	16,345	208,282
LIC Housing Finance Ltd. (a)	38,856	270,425
Mahindra & Mahindra Ltd. (a)	78,993	1,582,762
McLeod Russel India Ltd. (a)	94,682	271,180
NTPC Ltd.	475,579	997,330
Petronet LNG Ltd.	269,968	1,071,126
Power Finance Corp. Ltd.	208,039	561,709
Power Grid Corp. of India Ltd.	165,050	356,312
Redington India Ltd. (a)	147,398	240,983
Reliance Capital Ltd. (a)	20,100	122,415
Reliance Industries Ltd.	197,600	2,923,298
Shriram City Union Finance Ltd.	9,151	226,889
Sun Pharmaceutical Industries Ltd.	133,254	1,627,522
Suzlon Energy Ltd. (a)	2,328,254	524,007
The Jammu & Kashmir Bank Ltd.	305,332	315,787
Torrent Pharmaceuticals Ltd.	32,031	689,680
UPL Ltd.	101,887	825,060
Vakrangee Ltd. (a)	44,068	131,025
VST Industries Ltd. (a)	11,571	284,583
Yes Bank Ltd. (a)	145,155	2,060,563

TOTAL INDIA		22,949,538

Indonesia - 1.9%
PT ACE Hardware Indonesia Tbk	3,485,600	244,478
PT Bank Rakyat Indonesia Tbk	2,849,200	2,236,065
PT Gudang Garam Tbk	225,100	1,181,997
PT Indofood Sukses Makmur Tbk	1,373,100	741,836

TOTAL INDONESIA		4,404,376

Israel - 0.1%
Sarine Technologies Ltd.	96,600	118,519
Japan - 0.8%
KDDI Corp.	38,900	1,120,543
NGK Insulators Ltd.	38,000	780,389

TOTAL JAPAN		1,900,932

Korea (South) - 18.4%
AMOREPACIFIC Corp.	5,313	1,889,757
AMOREPACIFIC Group, Inc.	7,820	1,146,713
BGFretail Co. Ltd.	1,360	220,796
Daelim Industrial Co.	10,094	799,115
DGB Financial Group Co. Ltd.	71,954	575,921
Dongbu Insurance Co. Ltd.	25,554	1,563,563
Duksan Hi-Metal Co. Ltd. (a)	19,218	159,021
Fila Korea Ltd.	1,381	125,362
Hana Financial Group, Inc.	29,919	669,843
Hyosung Corp.	7,775	831,333
Hyundai Fire & Marine Insurance Co. Ltd.	21,440	595,101
Hyundai Mobis	8,762	1,992,276
Hyundai Motor Co.	25,267	3,164,785
Hyundai Steel Co.	29,547	1,622,193
KB Financial Group, Inc.	57,114	1,737,952
Kiwoom Securities Co. Ltd.	5,750	340,782
Korea Electric Power Corp.	35,446	1,914,837
Korea Petro Chemical Industries Co. Ltd.	6,662	1,369,412
Korea Zinc Co. Ltd.	3,080	1,332,088
LG Chemical Ltd.	6,812	1,765,914
LG Household & Health Care Ltd.	2,070	1,819,443
LS Industrial Systems Ltd.	13,820	630,882
Poongsan Corp.	12,000	333,602
Samsung Card Co. Ltd.	15,092	511,113
Samsung Electronics Co. Ltd.	10,594	11,512,450
Shinhan Financial Group Co. Ltd.	84,306	3,074,228
SK Telecom Co. Ltd.	3,468	626,337

TOTAL KOREA (SOUTH)		42,324,819

Malaysia - 1.9%
AEON Credit Service Bhd	45,500	153,511
Cahya Mata Sarawak Bhd	185,000	181,851
Glomac Bhd	439,300	91,650
Media Prima Bhd	965,200	348,376
MISC Bhd	196,800	425,691
Sunway Bhd	314,300	251,826
Tenaga Nasional Bhd	562,400	2,067,340
Top Glove Corp. Bhd	137,300	174,327
YTL Power International Bhd	1,972,800	757,507

TOTAL MALAYSIA		4,452,079

Netherlands - 0.2%
Gree Electric Appliances, Inc. of Zhuhai ELS (BNP Paribas Warrants Program) (A Shares)warrants 11/24/16 (a)(b)	147,900	439,082
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(b)	26,600	125,192

TOTAL NETHERLANDS		564,274

Philippines - 1.0%
ABS CBN Broadcasting Corp. (depositary receipt)	97,800	120,600
LT Group, Inc.	337,300	110,437
Metro Pacific Investments Corp.	3,647,600	449,794
Metropolitan Bank & Trust Co.	626,360	1,081,997
Security Bank Corp.	135,766	490,703

TOTAL PHILIPPINES		2,253,531

Singapore - 3.8%
Boustead Singapore Ltd.	178,048	103,266
CapitaLand Ltd.	410,000	948,135
Centurion Corp. Ltd.	254,500	70,965
CWT Ltd.	83,600	128,678
Frasers Centrepoint Ltd.	120,000	149,013
Hyflux Ltd.	277,200	127,794
Mapletree Industrial (REIT)	707,893	844,829
Singapore Telecommunications Ltd.	729,100	2,092,669
United Overseas Bank Ltd.	187,700	2,595,992
UOL Group Ltd.	165,000	753,318
Wing Tai Holdings Ltd.	540,900	754,127
Yoma Strategic Holdings Ltd. (a)	357,300	143,467

TOTAL SINGAPORE		8,712,253

Taiwan - 13.6%
Advanced Semiconductor Engineering, Inc.	1,499,000	1,440,158
ASUSTeK Computer, Inc.	111,000	974,166
Cathay Financial Holding Co. Ltd.	1,715,000	1,924,550
China Life Insurance Co. Ltd.	728,000	548,766
E.SUN Financial Holdings Co. Ltd.	3,271,748	1,812,968
Fubon Financial Holding Co. Ltd.	1,640,000	1,992,694
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,695,850	4,047,613
Mega Financial Holding Co. Ltd.	1,224,000	867,709
Nanya Technology Corp.	90,000	105,037
Nien Made Enterprise Co. Ltd.	16,852	132,508
Novatek Microelectronics Corp.	106,000	370,801
PChome Online, Inc.	23,814	252,493
Pegatron Corp.	914,000	1,932,520
Pou Chen Corp.	749,000	943,699
Powertech Technology, Inc.	176,000	356,326
Taiwan Semiconductor Manufacturing Co. Ltd.	2,226,393	10,213,040
Unified-President Enterprises Corp.	860,000	1,549,454
Vanguard International Semiconductor Corp.	386,000	590,896
Wistron NeWeb Corp.	173,700	451,686
Yuanta Financial Holding Co. Ltd.	2,172,321	716,194

TOTAL TAIWAN		31,223,278

Thailand - 2.3%
Asian Property Development PCL (For. Reg.)	3,487,500	599,227
Bangkok Expressway and Metro PCL	3,490,714	594,781
Intouch Holdings PCL:
(For. Reg.)	322,401	487,018
NVDR	38,500	58,158
Kasikornbank PCL (For. Reg.)	451,900	2,161,148
Preuksa Real Estate PCL (For. Reg.)	643,800	474,738
Thai Beverage PCL	1,779,300	985,670

TOTAL THAILAND		5,360,740

United Kingdom - 0.3%
Standard Chartered PLC (United Kingdom)	77,871	628,186
United States of America - 0.7%
China Biologic Products, Inc. (a)	6,400	748,800
Cognizant Technology Solutions Corp. Class A (a)	7,700	449,449
Las Vegas Sands Corp.	11,100	501,165

TOTAL UNITED STATES OF AMERICA		1,699,414

TOTAL COMMON STOCKS
(Cost $212,919,010)		229,734,664
	Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $123,312)	615,670	118,710
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 0.38% (d)
(Cost $646,248)	646,248	646,248
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $213,688,570)		230,499,622
NET OTHER ASSETS (LIABILITIES) - 0.0%		(72,139)
NET ASSETS - 100%		$230,427,483

Currency Abbreviations

INR – Indian rupee

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $564,274 or 0.2% of net assets.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,319
Fidelity Securities Lending Cash Central Fund	4,325
Total	$5,644

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$21,679,006	$15,505,251	$6,173,755	$--
Consumer Staples	13,183,082	11,437,166	1,745,916	--
Energy	12,052,343	9,821,311	2,231,032	--
Financials	73,593,039	32,760,820	40,832,219	--
Health Care	4,624,232	4,277,967	346,265	--
Industrials	13,742,678	4,118,815	9,623,863	--
Information Technology	52,739,763	29,504,544	23,235,219	--
Materials	11,846,735	8,079,602	3,767,133	--
Telecommunication Services	13,596,830	3,190,786	10,406,044	--
Utilities	12,676,956	4,306,283	8,370,673	--
Corporate Bonds	118,710	--	118,710	--
Money Market Funds	646,248	646,248	--	--
Total Investments in Securities:	$230,499,622	$123,648,793	$106,850,829	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$48,737,769

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $213,042,322)	$229,853,374
Fidelity Central Funds (cost $646,248)	646,248
Total Investments (cost $213,688,570)		$230,499,622
Cash		16,992
Foreign currency held at value (cost $72,174)		72,413
Receivable for investments sold		117,408
Receivable for fund shares sold		55,098
Dividends receivable		178,609
Interest receivable		80
Distributions receivable from Fidelity Central Funds		106
Prepaid expenses		214
Other receivables		136,685
Total assets		231,077,227
Liabilities
Payable for fund shares redeemed	$320,736
Accrued management fee	136,449
Transfer agent fee payable	49,110
Distribution and service plan fees payable	76,871
Other affiliated payables	10,107
Audit fee payable	37,530
Other payables and accrued expenses	18,941
Total liabilities		649,744
Net Assets		$230,427,483
Net Assets consist of:
Paid in capital		$221,048,271
Accumulated net investment loss		(586,010)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,789,211)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,754,433
Net Assets		$230,427,483
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($111,289,402 ÷ 4,045,838 shares)		$27.51
Maximum offering price per share (100/94.25 of $27.51)		$29.19
Class T:
Net Asset Value and redemption price per share ($33,990,662 ÷ 1,270,089 shares)		$26.76
Maximum offering price per share (100/96.50 of $26.76)		$27.73
Class B:
Net Asset Value and offering price per share ($2,658,035 ÷ 104,293 shares)(a)		$25.49
Class C:
Net Asset Value and offering price per share ($43,350,455 ÷ 1,726,044 shares)(a)		$25.12
Class I:
Net Asset Value, offering price and redemption price per share ($39,138,929 ÷ 1,382,319 shares)		$28.31

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$1,917,733
Interest		9,519
Income from Fidelity Central Funds		5,644
Income before foreign taxes withheld		1,932,896
Less foreign taxes withheld		(184,341)
Total income		1,748,555
Expenses
Management fee	$827,429
Transfer agent fees	308,586
Distribution and service plan fees	464,410
Accounting and security lending fees	61,547
Custodian fees and expenses	87,429
Independent trustees' compensation	531
Registration fees	63,254
Audit	60,896
Legal	367
Miscellaneous	878
Total expenses before reductions	1,875,327
Expense reductions	(1,871)	1,873,456
Net investment income (loss)		(124,901)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,229,670)
Foreign currency transactions	(8,979)
Total net realized gain (loss)		(6,238,649)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $234)	(2,620,181)
Assets and liabilities in foreign currencies	(1,134)
Total change in net unrealized appreciation (depreciation)		(2,621,315)
Net gain (loss)		(8,859,964)
Net increase (decrease) in net assets resulting from operations		$(8,984,865)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(124,901)	$2,639,231
Net realized gain (loss)	(6,238,649)	3,695,951
Change in net unrealized appreciation (depreciation)	(2,621,315)	(25,581,869)
Net increase (decrease) in net assets resulting from operations	(8,984,865)	(19,246,687)
Distributions to shareholders from net investment income	(1,665,857)	(1,398,621)
Distributions to shareholders from net realized gain	(2,157,468)	(15,842,060)
Total distributions	(3,823,325)	(17,240,681)
Share transactions - net increase (decrease)	(26,827,173)	4,069,053
Redemption fees	9,137	145,305
Total increase (decrease) in net assets	(39,626,226)	(32,273,010)
Net Assets
Beginning of period	270,053,709	302,326,719
End of period (including accumulated net investment loss of $586,010 and undistributed net investment income of $1,204,748, respectively)	$230,427,483	$270,053,709

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Asia Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$28.75	$32.05	$31.34	$28.87	$28.70	$32.97
Income from Investment Operations
Net investment income (loss)A	–B	.31	.30	.30	.34	.35
Net realized and unrealized gain (loss)	(.79)	(1.76)	2.00C	2.59	1.37	(2.62)
Total from investment operations	(.79)	(1.45)	2.30	2.89	1.71	(2.27)
Distributions from net investment income	(.22)	(.18)	(.26)	(.33)	(.31)	(.20)
Distributions from net realized gain	(.23)	(1.67)	(1.33)	(.09)	(1.23)	(1.81)
Total distributions	(.45)	(1.86)D	(1.59)	(.42)	(1.54)	(2.01)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	–B	.01
Net asset value, end of period	$27.51	$28.75	$32.05	$31.34	$28.87	$28.70
Total ReturnE,F,G	(2.77)%	(4.78)%	7.70%C	10.10%	6.36%	(7.44)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.45%J	1.37%	1.42%	1.41%	1.42%	1.39%
Expenses net of fee waivers, if any	1.45%J	1.37%	1.42%	1.41%	1.42%	1.39%
Expenses net of all reductions	1.45%J	1.36%	1.42%	1.38%	1.38%	1.35%
Net investment income (loss)	.03%J	1.00%	.96%	.99%	1.24%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$111,289	$125,528	$145,184	$155,104	$160,427	$179,346
Portfolio turnover rateK	51%J	70%	91%	95%	95%	119%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.18 at period end. Excluding this amount, the total return would have been 8.29%.

 D Total distributions of $1.86 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $1.674 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Asia Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$27.93	$31.17	$30.53	$28.13	$27.98	$32.20
Income from Investment Operations
Net investment income (loss)A	(.04)	.21	.20	.20	.25	.25
Net realized and unrealized gain (loss)	(.77)	(1.71)	1.94B	2.54	1.33	(2.55)
Total from investment operations	(.81)	(1.50)	2.14	2.74	1.58	(2.30)
Distributions from net investment income	(.13)	(.08)	(.17)	(.25)	(.20)	(.12)
Distributions from net realized gain	(.23)	(1.67)	(1.33)	(.09)	(1.23)	(1.81)
Total distributions	(.36)	(1.75)	(1.50)	(.34)	(1.43)	(1.93)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	.01
Net asset value, end of period	$26.76	$27.93	$31.17	$30.53	$28.13	$27.98
Total ReturnD,E,F	(2.92)%	(5.05)%	7.34%B	9.80%	6.04%	(7.70)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%I	1.68%	1.73%	1.70%	1.70%	1.70%
Expenses net of fee waivers, if any	1.75%I	1.68%	1.73%	1.70%	1.70%	1.69%
Expenses net of all reductions	1.75%I	1.67%	1.73%	1.67%	1.67%	1.65%
Net investment income (loss)	(.27)%I	.69%	.66%	.70%	.95%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$33,991	$37,720	$44,563	$47,620	$49,359	$55,452
Portfolio turnover rateJ	51%I	70%	91%	95%	95%	119%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.18 at period end. Excluding this amount, the total return would have been 7.93%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Asia Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$26.56	$29.63	$29.06	$26.77	$26.62	$30.72
Income from Investment Operations
Net investment income (loss)A	(.09)	.05	.05	.06	.12	.10
Net realized and unrealized gain (loss)	(.75)	(1.61)	1.85B	2.41	1.26	(2.44)
Total from investment operations	(.84)	(1.56)	1.90	2.47	1.38	(2.34)
Distributions from net investment income	–	–	–	(.09)	–	–
Distributions from net realized gain	(.23)	(1.52)	(1.33)	(.09)	(1.23)	(1.77)
Total distributions	(.23)	(1.52)	(1.33)	(.18)	(1.23)	(1.77)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	.01
Net asset value, end of period	$25.49	$26.56	$29.63	$29.06	$26.77	$26.62
Total ReturnD,E,F	(3.18)%	(5.51)%	6.84%B	9.27%	5.51%	(8.16)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.23%I	2.18%	2.22%	2.20%	2.19%	2.19%
Expenses net of fee waivers, if any	2.23%I	2.18%	2.22%	2.20%	2.19%	2.18%
Expenses net of all reductions	2.23%I	2.18%	2.22%	2.17%	2.16%	2.15%
Net investment income (loss)	(.76)%I	.19%	.16%	.20%	.46%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$2,658	$3,585	$6,661	$10,194	$15,823	$20,831
Portfolio turnover rateJ	51%I	70%	91%	95%	95%	119%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.17 at period end. Excluding this amount, the total return would have been 7.43%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Asia Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$26.17	$29.30	$28.78	$26.53	$26.44	$30.58
Income from Investment Operations
Net investment income (loss)A	(.09)	.07	.06	.07	.13	.11
Net realized and unrealized gain (loss)	(.72)	(1.59)	1.82B	2.39	1.25	(2.41)
Total from investment operations	(.81)	(1.52)	1.88	2.46	1.38	(2.30)
Distributions from net investment income	(.01)	–	(.03)	(.12)	(.06)	(.04)
Distributions from net realized gain	(.23)	(1.62)	(1.33)	(.09)	(1.23)	(1.81)
Total distributions	(.24)	(1.62)	(1.36)	(.21)	(1.29)	(1.85)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	.01
Net asset value, end of period	$25.12	$26.17	$29.30	$28.78	$26.53	$26.44
Total ReturnD,E,F	(3.12)%	(5.46)%	6.85%B	9.33%	5.57%	(8.10)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.18%I	2.11%	2.17%	2.16%	2.16%	2.13%
Expenses net of fee waivers, if any	2.18%I	2.11%	2.17%	2.16%	2.16%	2.13%
Expenses net of all reductions	2.18%I	2.10%	2.17%	2.12%	2.13%	2.10%
Net investment income (loss)	(.71)%I	.26%	.22%	.24%	.49%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$43,350	$51,651	$57,226	$61,824	$67,074	$78,939
Portfolio turnover rateJ	51%I	70%	91%	95%	95%	119%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.17 at period end. Excluding this amount, the total return would have been 7.44%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Asia Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.63	$33.00	$32.24	$29.67	$29.49	$33.80
Income from Investment Operations
Net investment income (loss)A	.05	.41	.40	.40	.44	.46
Net realized and unrealized gain (loss)	(.82)	(1.81)	2.04B	2.68	1.39	(2.69)
Total from investment operations	(.77)	(1.40)	2.44	3.08	1.83	(2.23)
Distributions from net investment income	(.32)	(.31)	(.35)	(.41)	(.42)	(.29)
Distributions from net realized gain	(.23)	(1.67)	(1.33)	(.09)	(1.23)	(1.81)
Total distributions	(.55)	(1.98)	(1.68)	(.51)C	(1.65)	(2.09)D
Redemption fees added to paid in capitalA	–E	.01	–E	–E	–E	.01
Net asset value, end of period	$28.31	$29.63	$33.00	$32.24	$29.67	$29.49
Total ReturnF,G	(2.63)%	(4.47)%	7.98%B	10.47%	6.64%	(7.13)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.13%J	1.07%	1.12%	1.11%	1.11%	1.10%
Expenses net of fee waivers, if any	1.13%J	1.07%	1.12%	1.11%	1.11%	1.10%
Expenses net of all reductions	1.13%J	1.06%	1.12%	1.08%	1.08%	1.06%
Net investment income (loss)	.34%J	1.30%	1.26%	1.29%	1.54%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$39,139	$51,569	$48,693	$36,310	$40,026	$49,888
Portfolio turnover rateK	51%J	70%	91%	95%	95%	119%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.19 at period end. Excluding this amount, the total return would have been 8.57%.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $.092 per share.

 D Total distributions of $2.09 per share is comprised of distributions from net investment income of $.288 and distributions from net realized gain of $1.805 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$40,693,195
Gross unrealized depreciation	(24,056,952)
Net unrealized appreciation (depreciation) on securities	$16,636,243
Tax cost	$213,863,379

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $60,431,417 and $87,373,839, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$140,033	$–
Class T	.25%	.25%	85,586	–
Class B	.75%	.25%	14,987	11,240
Class C	.75%	.25%	223,804	14,916
			$464,410	$26,156

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,257
Class T	2,581
Class B(a)	1,039
Class C(a)	2,011
$13,888

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$149,546.27
Class T	54,398.32
Class B	4,551.30
Class C	56,930.25
Class I	43,161.20
	$ 308,586

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $140 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $212 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,325. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $968 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $903.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$942,866	$822,279
Class T	171,419	110,077
Class C	15,517	–
Class I	536,055	466,265
Total	$1,665,857	$1,398,621
From net realized gain
Class A	$985,723	$7,521,830
Class T	305,631	2,362,422
Class B	29,826	322,901
Class C	446,122	3,108,927
Class I	390,166	2,525,980
Total	$2,157,468	$15,842,060

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	136,114	687,127	$3,637,496	$21,712,763
Reinvestment of distributions	63,044	249,985	1,757,041	7,544,560
Shares redeemed	(519,254)	(1,101,494)	(13,926,667)	(33,216,845)
Net increase (decrease)	(320,096)	(164,382)	$(8,532,130)	$(3,959,522)
Class T
Shares sold	39,660	134,384	$1,031,290	$4,095,325
Reinvestment of distributions	17,276	82,920	469,050	2,437,846
Shares redeemed	(137,302)	(296,419)	(3,553,002)	(8,755,323)
Net increase (decrease)	(80,366)	(79,115)	$(2,052,662)	$(2,222,152)
Class B
Shares sold	862	4,883	$22,474	$142,572
Reinvestment of distributions	1,009	10,090	26,127	283,216
Shares redeemed	(32,557)	(104,780)	(808,389)	(2,930,407)
Net increase (decrease)	(30,686)	(89,807)	$(759,788)	$(2,504,619)
Class C
Shares sold	57,428	485,886	$1,427,970	$14,051,553
Reinvestment of distributions	15,928	98,091	406,480	2,712,206
Shares redeemed	(321,034)	(563,292)	(7,758,326)	(15,169,240)
Net increase (decrease)	(247,678)	20,685	$(5,923,876)	$1,594,519
Class I
Shares sold	181,641	1,486,922	$4,981,851	$48,941,250
Reinvestment of distributions	25,883	81,888	741,553	2,540,162
Shares redeemed	(565,765)	(1,303,858)	(15,282,121)	(40,320,585)
Net increase (decrease)	(358,241)	264,952	$(9,558,717)	$11,160,827

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.45%
Actual		$1,000.00	$972.30	$7.11
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class T	1.75%
Actual		$1,000.00	$970.80	$8.58
Hypothetical-C		$1,000.00	$1,016.16	$8.77
Class B	2.23%
Actual		$1,000.00	$968.20	$10.91
Hypothetical-C		$1,000.00	$1,013.77	$11.17
Class C	2.18%
Actual		$1,000.00	$968.80	$10.67
Hypothetical-C		$1,000.00	$1,014.02	$10.92
Class I	1.13%
Actual		$1,000.00	$973.70	$5.55
Hypothetical-C		$1,000.00	$1,019.24	$5.67

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AEAI-SANN-0616
1.741954.116

Fidelity Advisor® International Capital Appreciation Fund Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.8	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.2	0.0
Unilever PLC (United Kingdom, Personal Products)	1.2	0.0
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	1.1	1.1
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.1	1.0
	6.4

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.7	17.2
Consumer Staples	16.8	4.3
Industrials	14.8	17.5
Consumer Discretionary	14.4	23.4
Health Care	11.6	16.9

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	20.6	18.4
United Kingdom	14.6	17.2
Japan	9.4	6.5
Germany	8.8	6.4
Ireland	4.4	4.2

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks	97.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.8%

As of October 31, 2015
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 3.1%
Amcor Ltd. (a)	129,219	$1,513,076
CSL Ltd.	20,646	1,651,135
Ramsay Health Care Ltd.	26,314	1,299,510
realestate.com.au Ltd.	29,111	1,127,091
Sydney Airport unit	234,084	1,212,083
Transurban Group unit	157,645	1,388,041

TOTAL AUSTRALIA		8,190,936

Bailiwick of Jersey - 1.7%
Experian PLC	83,800	1,531,779
Wolseley PLC	24,084	1,348,995
WPP PLC	70,100	1,637,717

TOTAL BAILIWICK OF JERSEY		4,518,491

Belgium - 1.1%
Anheuser-Busch InBev SA NV	22,820	2,824,657
Bermuda - 0.9%
Axalta Coating Systems (a)	44,060	1,254,388
Markit Ltd. (a)	35,600	1,242,084

TOTAL BERMUDA		2,496,472

Canada - 2.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	30,560	1,339,603
Canadian National Railway Co.	30,070	1,851,605
CCL Industries, Inc. Class B	7,390	1,353,194
Constellation Software, Inc.	3,510	1,371,717

TOTAL CANADA		5,916,119

Cayman Islands - 2.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	24,130	1,856,562
Baidu.com, Inc. sponsored ADR (a)	8,260	1,604,918
Tencent Holdings Ltd.	139,600	2,840,625

TOTAL CAYMAN ISLANDS		6,302,105

Denmark - 1.6%
Coloplast A/S Series B	16,830	1,260,828
Novo Nordisk A/S Series B sponsored ADR	52,780	2,944,596

TOTAL DENMARK		4,205,424

Finland - 0.5%
Sampo Oyj (A Shares)	33,600	1,467,001
France - 3.4%
Capgemini SA	14,900	1,391,003
Dassault Systemes SA	16,900	1,321,697
Essilor International SA	11,840	1,532,663
L'Oreal SA (b)	10,100	1,832,475
Sodexo SA	12,460	1,258,235
VINCI SA	23,500	1,755,522

TOTAL FRANCE		9,091,595

Germany - 8.4%
adidas AG	13,700	1,766,377
Axel Springer Verlag AG	23,000	1,284,151
Bayer AG	23,520	2,713,356
CTS Eventim AG	38,021	1,331,765
Fresenius Medical Care AG & Co. KGaA	16,100	1,401,297
Fresenius SE & Co. KGaA	23,600	1,716,512
Henkel AG & Co. KGaA	16,213	1,647,245
ProSiebenSat.1 Media AG	26,590	1,355,495
SAP AG	30,142	2,364,973
Scout24 Holding GmbH (a)	37,200	1,363,706
Stroer Out-of-Home Media AG (b)	25,800	1,270,318
Symrise AG	20,500	1,358,178
United Internet AG	26,889	1,312,700
Wirecard AG (b)	35,000	1,511,495

TOTAL GERMANY		22,397,568

Hong Kong - 1.4%
AIA Group Ltd.	403,600	2,415,387
Techtronic Industries Co. Ltd.	333,500	1,250,181

TOTAL HONG KONG		3,665,568

India - 2.9%
Amara Raja Batteries Ltd.	79,686	1,146,666
Asian Paints India Ltd.	94,690	1,234,845
GlaxoSmithKline Consumer Healthcare Ltd. (a)	12,839	1,139,913
HDFC Bank Ltd. (a)	58,721	1,193,612
Housing Development Finance Corp. Ltd.	99,724	1,634,080
Tata Consultancy Services Ltd.	37,398	1,427,503

TOTAL INDIA		7,776,619

Indonesia - 0.5%
PT Bank Central Asia Tbk	1,359,800	1,345,571
Ireland - 4.4%
Accenture PLC Class A	11,110	1,254,541
Allegion PLC	19,050	1,246,823
Allergan PLC (a)	5,860	1,269,042
CRH PLC	56,100	1,632,673
Kerry Group PLC Class A	14,120	1,259,010
Kingspan Group PLC (Ireland)	52,760	1,389,495
Medtronic PLC	15,680	1,241,072
Paddy Power PLC (Ireland)	10,862	1,455,813
Ryanair Holdings PLC sponsored ADR	14,249	1,153,457

TOTAL IRELAND		11,901,926

Isle of Man - 0.5%
Playtech Ltd.	110,196	1,295,349
Israel - 0.5%
Frutarom Industries Ltd.	24,300	1,245,420
Italy - 1.0%
Atlantia SpA	51,388	1,431,033
Recordati SpA	48,021	1,220,149

TOTAL ITALY		2,651,182

Japan - 9.4%
Astellas Pharma, Inc.	126,400	1,704,200
Daito Trust Construction Co. Ltd.	9,400	1,329,463
Dentsu, Inc.	29,900	1,519,189
Hoya Corp.	37,600	1,439,865
Japan Tobacco, Inc.	45,500	1,859,036
Kansai Paint Co. Ltd.	76,300	1,334,461
Kao Corp.	28,900	1,598,661
KDDI Corp.	74,000	2,131,624
Keyence Corp.	2,897	1,736,442
Misumi Group, Inc.	85,700	1,183,498
Nippon Paint Holdings Co. Ltd.	52,100	1,367,984
Nippon Telegraph & Telephone Corp.	39,000	1,745,263
OBIC Co. Ltd.	23,700	1,245,694
Olympus Corp.	35,200	1,371,273
Sundrug Co. Ltd.	15,900	1,129,787
Tsuruha Holdings, Inc.	12,500	1,198,945
Unicharm Corp.	59,400	1,227,862

TOTAL JAPAN		25,123,247

Korea (South) - 0.5%
LG Household & Health Care Ltd.	1,617	1,421,275
Luxembourg - 0.5%
Eurofins Scientific SA	3,620	1,343,214
Mexico - 1.9%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	141,500	1,333,195
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	80,845	1,241,528
Grupo Aeroportuario Norte S.A.B. de CV	221,003	1,278,902
Megacable Holdings S.A.B. de CV unit	265,400	1,225,601

TOTAL MEXICO		5,079,226

Netherlands - 1.1%
Koninklijke Ahold NV	62,536	1,360,530
RELX NV	97,378	1,634,072

TOTAL NETHERLANDS		2,994,602

Philippines - 2.3%
Ayala Corp.	78,460	1,286,120
Ayala Land, Inc.	1,648,100	1,214,131
GT Capital Holdings, Inc.	40,490	1,176,780
SM Investments Corp.	62,515	1,254,686
SM Prime Holdings, Inc.	2,558,000	1,231,821

TOTAL PHILIPPINES		6,163,538

South Africa - 0.8%
Naspers Ltd. Class N	14,980	2,055,407
Spain - 1.6%
Aena SA (a)	10,030	1,430,438
Amadeus IT Holding SA Class A	34,960	1,590,830
Grifols SA ADR	82,310	1,293,913

TOTAL SPAIN		4,315,181

Sweden - 1.7%
ASSA ABLOY AB (B Shares)	79,818	1,673,798
Hexagon AB (B Shares)	37,000	1,475,310
Svenska Cellulosa AB (SCA) (B Shares)	44,200	1,391,974

TOTAL SWEDEN		4,541,082

Switzerland - 3.9%
Geberit AG (Reg.)	3,680	1,412,847
Givaudan SA	705	1,388,982
Nestle SA	64,949	4,847,770
Partners Group Holding AG	3,350	1,379,391
Sika AG	354	1,506,705

TOTAL SWITZERLAND		10,535,695

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	115,880	2,733,609
Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	102,800	1,153,998
United Kingdom - 14.6%
Aon PLC	11,750	1,235,160
Auto Trader Group PLC	258,100	1,414,211
British American Tobacco PLC (United Kingdom)	51,500	3,140,063
Bunzl PLC	45,400	1,352,595
Compass Group PLC	89,241	1,589,238
Dignity PLC	34,967	1,246,646
Diploma PLC	107,590	1,149,956
Essentra PLC	103,500	1,227,980
Halma PLC	92,200	1,201,685
Hargreaves Lansdown PLC	66,400	1,247,682
Howden Joinery Group PLC	210,303	1,517,984
Imperial Tobacco Group PLC	38,333	2,082,742
Intertek Group PLC	29,500	1,403,895
ITV PLC	424,000	1,395,176
London Stock Exchange Group PLC	33,863	1,342,363
Moneysupermarket.com Group PLC	291,200	1,335,603
Persimmon PLC	50,400	1,463,266
Provident Financial PLC	31,000	1,319,915
Prudential PLC	101,366	2,000,918
Reckitt Benckiser Group PLC	22,130	2,155,880
Rightmove PLC	22,430	1,264,405
Sage Group PLC	145,100	1,255,116
St. James's Place Capital PLC	104,419	1,322,798
Unilever PLC	69,800	3,115,232
Worldpay Group PLC (a)	366,200	1,428,110

TOTAL UNITED KINGDOM		39,208,619

United States of America - 20.6%
A.O. Smith Corp.	16,197	1,250,732
Acuity Brands, Inc.	5,020	1,224,328
Adobe Systems, Inc. (a)	12,800	1,206,016
Alphabet, Inc. Class C	1,670	1,157,327
Altria Group, Inc.	20,270	1,271,132
Amazon.com, Inc. (a)	2,110	1,391,735
Amphenol Corp. Class A	21,278	1,187,951
AutoZone, Inc. (a)	1,441	1,102,696
Cerner Corp. (a)	22,100	1,240,694
Constellation Brands, Inc. Class A (sub. vtg.)	8,080	1,260,965
Danaher Corp.	12,400	1,199,700
Domino's Pizza, Inc.	8,610	1,040,777
Ecolab, Inc.	11,400	1,310,772
Equifax, Inc.	10,400	1,250,600
Estee Lauder Companies, Inc. Class A	11,480	1,100,588
Facebook, Inc. Class A (a)	11,000	1,293,380
FactSet Research Systems, Inc.	8,180	1,233,135
Fiserv, Inc. (a)	10,909	1,066,027
FleetCor Technologies, Inc. (a)	8,520	1,317,874
Gartner, Inc. Class A (a)	14,210	1,238,686
HEICO Corp. Class A	26,580	1,360,364
Henry Schein, Inc. (a)	6,350	1,071,245
Home Depot, Inc.	9,140	1,223,755
International Flavors & Fragrances, Inc.	10,460	1,249,656
Kimberly-Clark Corp.	9,700	1,214,343
MasterCard, Inc. Class A	13,700	1,328,763
McGraw Hill Financial, Inc.	12,794	1,367,039
Mettler-Toledo International, Inc. (a)	3,530	1,263,564
Molson Coors Brewing Co. Class B	12,340	1,180,074
Moody's Corp.	12,480	1,194,586
MSCI, Inc. Class A	17,360	1,318,318
NIKE, Inc. Class B	21,330	1,257,190
O'Reilly Automotive, Inc. (a)	4,330	1,137,404
Philip Morris International, Inc.	11,480	1,126,418
PPG Industries, Inc.	11,440	1,262,862
Reynolds American, Inc.	25,590	1,269,264
ServiceMaster Global Holdings, Inc. (a)	33,380	1,279,122
Sherwin-Williams Co.	4,120	1,183,717
SS&C Technologies Holdings, Inc.	19,870	1,215,051
Starbucks Corp.	20,550	1,155,527
The Walt Disney Co.	12,643	1,305,516
Thermo Fisher Scientific, Inc.	8,300	1,197,275
TransDigm Group, Inc. (a)	5,050	1,150,744
Verisk Analytics, Inc. (a)	15,710	1,218,782
Visa, Inc. Class A	16,520	1,276,005

TOTAL UNITED STATES OF AMERICA		55,151,699

TOTAL COMMON STOCKS
(Cost $239,586,488)		259,112,395

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Sartorius AG (non-vtg.)
(Cost $809,758)	4,797	1,183,425

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.38% (c)	6,134,825	6,134,825
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	4,002,365	4,002,365
TOTAL MONEY MARKET FUNDS
(Cost $10,137,190)		10,137,190
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $250,533,436)		270,433,010
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(2,725,826)
NET ASSETS - 100%		$267,707,184

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,260
Fidelity Securities Lending Cash Central Fund	34,527
Total	$38,787

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$38,277,444	$32,281,119	$5,996,325	$--
Consumer Staples	44,995,444	27,837,440	17,158,004	--
Financials	30,497,355	23,557,975	6,939,380	--
Health Care	31,358,828	24,181,365	7,177,463	--
Industrials	39,980,085	37,447,592	2,532,493	--
Information Technology	49,884,884	41,697,150	8,187,734	--
Materials	21,424,893	17,089,775	4,335,118	--
Telecommunication Services	3,876,887	--	3,876,887	--
Money Market Funds	10,137,190	10,137,190	--	--
Total Investments in Securities:	$270,433,010	$214,229,606	$56,203,404	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$1,135,724
Level 2 to Level 1	$20,318,074

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,729,287) — See accompanying schedule: Unaffiliated issuers (cost $240,396,246)	$260,295,820
Fidelity Central Funds (cost $10,137,190)	10,137,190
Total Investments (cost $250,533,436)		$270,433,010
Foreign currency held at value (cost $21,454)		21,859
Receivable for fund shares sold		883,659
Dividends receivable		972,570
Distributions receivable from Fidelity Central Funds		21,531
Prepaid expenses		105
Receivable from investment adviser for expense reductions		6,558
Other receivables		291,493
Total assets		272,630,785
Liabilities
Payable for fund shares redeemed	525,361
Accrued management fee	184,452
Distribution and service plan fees payable	75,853
Other affiliated payables	59,147
Other payables and accrued expenses	76,423
Collateral on securities loaned, at value	4,002,365
Total liabilities		4,923,601
Net Assets		$267,707,184
Net Assets consist of:
Paid in capital		$320,463,510
Undistributed net investment income		206,906
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,764,138)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,800,906
Net Assets		$267,707,184
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($94,008,554 ÷ 6,179,026 shares)		$15.21
Maximum offering price per share (100/94.25 of $15.21)		$16.14
Class T:
Net Asset Value and redemption price per share ($62,076,038 ÷ 4,168,775 shares)		$14.89
Maximum offering price per share (100/96.50 of $14.89)		$15.43
Class B:
Net Asset Value and offering price per share ($659,051 ÷ 48,227 shares)(a)		$13.67
Class C:
Net Asset Value and offering price per share ($36,437,936 ÷ 2,676,696 shares)(a)		$13.61
Class I:
Net Asset Value, offering price and redemption price per share ($74,525,605 ÷ 4,593,378 shares)		$16.22

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$2,325,139
Income from Fidelity Central Funds		38,787
Income before foreign taxes withheld		2,363,926
Less foreign taxes withheld		(179,889)
Total income		2,184,037
Expenses
Management fee
Basic fee	$889,864
Performance adjustment	176,359
Transfer agent fees	290,393
Distribution and service plan fees	438,097
Accounting and security lending fees	66,161
Custodian fees and expenses	119,080
Independent trustees' compensation	550
Registration fees	54,243
Audit	54,783
Legal	1,197
Interest	658
Miscellaneous	850
Total expenses before reductions	2,092,235
Expense reductions	(134,547)	1,957,688
Net investment income (loss)		226,349
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,255,430)
Foreign currency transactions	(34,977)
Total net realized gain (loss)		(7,290,407)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $5,776)	5,542,067
Assets and liabilities in foreign currencies	17,077
Total change in net unrealized appreciation (depreciation)		5,559,144
Net gain (loss)		(1,731,263)
Net increase (decrease) in net assets resulting from operations		$(1,504,914)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$226,349	$404,279
Net realized gain (loss)	(7,290,407)	3,579,204
Change in net unrealized appreciation (depreciation)	5,559,144	743,867
Net increase (decrease) in net assets resulting from operations	(1,504,914)	4,727,350
Distributions to shareholders from net investment income	(237,879)	(176,462)
Share transactions - net increase (decrease)	9,424,526	104,495,853
Redemption fees	6,243	14,747
Total increase (decrease) in net assets	7,687,976	109,061,488
Net Assets
Beginning of period	260,019,208	150,957,720
End of period (including undistributed net investment income of $206,906 and undistributed net investment income of $218,436, respectively)	$267,707,184	$260,019,208

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor International Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.25	$14.77	$13.96	$11.25	$10.21	$10.85
Income from Investment Operations
Net investment income (loss)A	.02	.05	.06	.07	.08	.08B
Net realized and unrealized gain (loss)	(.05)	.46	.82	2.73	1.05	(.53)
Total from investment operations	(.03)	.51	.88	2.80	1.13	(.45)
Distributions from net investment income	(.01)	(.03)	(.07)	(.09)	(.09)	(.08)
Distributions from net realized gain	–	–	–	–	(.01)	(.12)
Total distributions	(.01)	(.03)	(.07)	(.09)	(.09)C	(.19)D
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$15.21	$15.25	$14.77	$13.96	$11.25	$10.21
Total ReturnF,G,H	(.21)%	3.46%	6.31%	24.99%	11.19%	(4.25)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.56%K	1.58%	1.73%	1.74%	1.78%	1.64%
Expenses net of fee waivers, if any	1.45%K	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%K	1.42%	1.44%	1.39%	1.41%	1.38%
Net investment income (loss)	.27%K	.30%	.42%	.58%	.73%	.74%B
Supplemental Data
Net assets, end of period (000 omitted)	$94,009	$89,753	$51,567	$49,797	$40,624	$40,364
Portfolio turnover rateL	178%K	176%	197%	138%	142%	254%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

 C Total distributions of $.09 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.005 per share.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.116 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor International Capital Appreciation Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.94	$14.47	$13.68	$11.03	$10.00	$10.63
Income from Investment Operations
Net investment income (loss)A	–B	.01	.02	.04	.05	.05C
Net realized and unrealized gain (loss)	(.05)	.46	.81	2.66	1.04	(.52)
Total from investment operations	(.05)	.47	.83	2.70	1.09	(.47)
Distributions from net investment income	–	–	(.04)	(.05)	(.06)	(.05)
Distributions from net realized gain	–	–	–	–	(.01)	(.12)
Total distributions	–	–	(.04)	(.05)	(.06)D	(.16)E
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$14.89	$14.94	$14.47	$13.68	$11.03	$10.00
Total ReturnF,G,H	(.33)%	3.25%	6.07%	24.57%	10.99%	(4.51)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.81%K	1.86%	1.94%	1.96%	2.03%	1.88%
Expenses net of fee waivers, if any	1.70%K	1.70%	1.70%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.69%K	1.67%	1.69%	1.64%	1.66%	1.62%
Net investment income (loss)	.02%K	.05%	.17%	.33%	.48%	.49%C
Supplemental Data
Net assets, end of period (000 omitted)	$62,076	$60,293	$58,454	$60,152	$53,835	$59,914
Portfolio turnover rateL	178%K	176%	197%	138%	142%	254%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%.

 D Total distributions of $.06 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.005 per share.

 E Total distributions of $.16 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.116 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor International Capital Appreciation Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.75	$13.38	$12.68	$10.22	$9.26	$9.84
Income from Investment Operations
Net investment income (loss)A	(.03)	(.06)	(.04)	(.02)	–B	–B,C
Net realized and unrealized gain (loss)	(.05)	.43	.74	2.48	.96	(.48)
Total from investment operations	(.08)	.37	.70	2.46	.96	(.48)
Distributions from net investment income	–	–	–	–	–	(.01)
Distributions from net realized gain	–	–	–	–	–	(.09)
Total distributions	–	–	–	–	–	(.10)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$13.67	$13.75	$13.38	$12.68	$10.22	$9.26
Total ReturnD,E,F	(.58)%	2.77%	5.52%	24.07%	10.37%	(4.99)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.37%I	2.44%	2.50%	2.51%	2.54%	2.39%
Expenses net of fee waivers, if any	2.20%I	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.20%I	2.18%	2.19%	2.15%	2.16%	2.13%
Net investment income (loss)	(.48)%I	(.46)%	(.33)%	(.17)%	(.02)%	(.01)%C
Supplemental Data
Net assets, end of period (000 omitted)	$659	$1,061	$1,577	$2,228	$2,745	$4,241
Portfolio turnover rateJ	178%I	176%	197%	138%	142%	254%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor International Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$13.33	$12.63	$10.18	$9.23	$9.84
Income from Investment Operations
Net investment income (loss)A	(.03)	(.06)	(.04)	(.02)	–B	–B,C
Net realized and unrealized gain (loss)	(.05)	.42	.74	2.47	.96	(.49)
Total from investment operations	(.08)	.36	.70	2.45	.96	(.49)
Distributions from net investment income	–	–	–	–	(.01)	(.01)
Distributions from net realized gain	–	–	–	–	(.01)	(.11)
Total distributions	–	–	–	–	(.01)D	(.12)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$13.61	$13.69	$13.33	$12.63	$10.18	$9.23
Total ReturnE,F,G	(.58)%	2.70%	5.54%	24.07%	10.41%	(5.07)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.31%J	2.33%	2.47%	2.49%	2.53%	2.39%
Expenses net of fee waivers, if any	2.20%J	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.19%J	2.17%	2.19%	2.14%	2.16%	2.13%
Net investment income (loss)	(.48)%J	(.45)%	(.33)%	(.17)%	(.02)%	(.01)%C
Supplemental Data
Net assets, end of period (000 omitted)	$36,438	$36,491	$20,910	$21,334	$18,090	$19,619
Portfolio turnover rateK	178%J	176%	197%	138%	142%	254%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%.

 D Total distributions of $.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor International Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.28	$15.75	$14.87	$11.99	$10.87	$11.54
Income from Investment Operations
Net investment income (loss)A	.04	.09	.10	.11	.11	.12B
Net realized and unrealized gain (loss)	(.06)	.51	.87	2.89	1.13	(.57)
Total from investment operations	(.02)	.60	.97	3.00	1.24	(.45)
Distributions from net investment income	(.04)	(.07)	(.09)	(.12)	(.12)	(.11)
Distributions from net realized gain	–	–	–	–	(.01)	(.12)
Total distributions	(.04)	(.07)	(.09)	(.12)	(.12)C	(.22)D
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$16.22	$16.28	$15.75	$14.87	$11.99	$10.87
Total ReturnF,G	(.13)%	3.80%	6.58%	25.20%	11.56%	(4.01)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.27%J	1.27%	1.38%	1.39%	1.48%	1.35%
Expenses net of fee waivers, if any	1.20%J	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.19%J	1.17%	1.20%	1.14%	1.16%	1.12%
Net investment income (loss)	.52%J	.55%	.67%	.83%	.98%	1.00%B
Supplemental Data
Net assets, end of period (000 omitted)	$74,526	$72,421	$18,449	$7,768	$4,568	$4,335
Portfolio turnover rateK	178%J	176%	197%	138%	142%	254%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .74%.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.005 per share.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.116 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$22,726,834
Gross unrealized depreciation	(4,271,634)
Net unrealized appreciation (depreciation) on securities	$18,455,200
Tax cost	$251,977,810

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(40,876,628)
2017	(23,967,872)
Total capital loss carryforward	$(64,844,500)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $231,743,226 and $226,308,855, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .84% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$108,649	$1,976
Class T	.25%	.25%	148,136	–
Class B	.75%	.25%	4,245	3,209
Class C	.75%	.25%	177,067	56,547
			$438,097	$61,732

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13,766
Class T	4,714
Class B(a)	113
Class C(a)	3,424
$22,017

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$103,418.24
Class T	72,042.24
Class B	1,286.30
Class C	43,316.24
Class I	70,331.19
	$ 290,393

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $973 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,216,286.65%		$658

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $223 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $34,527. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$47,026
Class T	1.70%	33,393
Class B	2.20%	725
Class C	2.20%	20,247
Class I	1.20%	23,411
		$124,802

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,790 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $955.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$45,965	$109,241
Class I	191,914	67,221
Total	$237,879	$176,462

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	1,074,815	3,444,443	$15,863,525	$53,081,260
Reinvestment of distributions	2,811	6,822	43,093	102,609
Shares redeemed	(782,715)	(1,059,333)	(11,598,267)	(16,101,792)
Net increase (decrease)	294,911	2,391,932	$4,308,351	$37,082,077
Class T
Shares sold	507,039	689,717	$7,323,288	$10,301,883
Shares redeemed	(373,948)	(694,037)	(5,380,558)	(10,349,650)
Net increase (decrease)	133,091	(4,320)	$1,942,730	$(47,767)
Class B
Shares sold	3,366	10,699	$43,828	$149,278
Shares redeemed	(32,311)	(51,403)	(429,792)	(707,021)
Net increase (decrease)	(28,945)	(40,704)	$(385,964)	$(557,743)
Class C
Shares sold	339,395	1,456,550	$4,517,716	$20,251,093
Shares redeemed	(327,782)	(360,397)	(4,282,557)	(4,903,804)
Net increase (decrease)	11,613	1,096,153	$235,159	$15,347,289
Class I
Shares sold	2,006,017	5,123,102	$31,786,144	$82,769,872
Reinvestment of distributions	8,426	3,912	137,601	62,664
Shares redeemed	(1,870,519)	(1,848,914)	(28,599,495)	(30,160,539)
Net increase (decrease)	143,924	3,278,100	$3,324,250	$52,671,997

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.45%
Actual		$1,000.00	$997.90	$7.20
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class T	1.70%
Actual		$1,000.00	$996.70	$8.44
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class B	2.20%
Actual		$1,000.00	$994.20	$10.91
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Class C	2.20%
Actual		$1,000.00	$994.20	$10.91
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Class I	1.20%
Actual		$1,000.00	$998.70	$5.96
Hypothetical-C		$1,000.00	$1,018.90	$6.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AICAP-SANN-0616
1.703428.118

Fidelity Advisor® Global Capital Appreciation Fund Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Medtronic PLC (Ireland, Health Care Equipment & Supplies)	1.3	0.8
Global Payments, Inc. (United States of America, IT Services)	1.2	1.1
Harman International Industries, Inc. (United States of America, Household Durables)	1.2	0.0
Amgen, Inc. (United States of America, Biotechnology)	1.1	0.7
First Republic Bank (United States of America, Banks)	1.1	0.7
	5.9

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.6	21.9
Health Care	17.0	13.0
Financials	15.8	16.4
Information Technology	15.4	21.0
Industrials	13.4	12.0

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	50.1	54.4
Japan	5.8	7.1
Canada	3.8	3.0
Ireland	2.7	1.8
United Kingdom	2.4	4.5

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks	92.5%
Short-Term Investments and Net Other Assets (Liabilities)	7.5%

As of October 31, 2015
Stocks	94.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
Australia - 2.0%
Altium Ltd.	86,364	$403,851
Ausdrill Ltd.	190,649	68,131
Burson Group Ltd.	147,119	557,072
Corporate Travel Managemnt Ltd.	40,551	439,678
Imdex Ltd. (a)	192,909	30,069
Japara Healthcare Ltd.	170,999	367,954
NEXTDC Ltd. (a)	80,265	175,765
Orora Ltd.	186,523	374,412
Sonic Healthcare Ltd.	308	4,520
The Star Entertainment Group Ltd.	103,003	442,499

TOTAL AUSTRALIA		2,863,951

Austria - 0.3%
CA Immobilien Anlagen AG	18,300	349,520
IMMOFINANZ Immobilien Anlagen AG (a)	46,100	108,688

TOTAL AUSTRIA		458,208

Bailiwick of Jersey - 0.4%
Randgold Resources Ltd. sponsored ADR	5,300	532,650
Belgium - 0.3%
Ion Beam Applications SA	10,700	440,461
Bermuda - 1.9%
BW LPG Ltd.	6,900	41,476
Essent Group Ltd. (a)	36,700	749,414
Genpact Ltd. (a)	51,100	1,425,179
Great Eagle Holdings Ltd.	34,590	140,114
Man Wah Holdings Ltd.	274,800	320,469

TOTAL BERMUDA		2,676,652

Brazil - 1.3%
Cetip SA - Mercados Organizado	37,800	464,030
Direcional Engenharia SA	57,600	102,999
Fleury SA	62,100	451,045
Lojas Renner SA	60,900	367,782
Natura Cosmeticos SA	3,700	27,433
Smiles SA	30,700	356,162

TOTAL BRAZIL		1,769,451

British Virgin Islands - 0.0%
Epic Gas Ltd. (a)	5,100	9,501
Canada - 3.8%
B2Gold Corp. (a)	99,000	220,140
CCL Industries, Inc. Class B	400	73,245
Cott Corp.	25,100	332,680
FirstService Corp.	6,700	301,065
Gluskin Sheff + Associates, Inc.	23,300	331,663
Lions Gate Entertainment Corp. (b)	29,100	646,020
New Gold, Inc. (a)	5,700	26,803
North West Co., Inc.	14,300	317,866
Pason Systems, Inc.	4,300	62,511
PrairieSky Royalty Ltd.	32,600	686,453
Premium Brands Holdings Corp.	26,500	1,143,046
Suncor Energy, Inc.	30,900	907,027
Winpak Ltd.	9,500	327,772

TOTAL CANADA		5,376,291

Cayman Islands - 2.3%
AAC Technology Holdings, Inc.	45,500	315,814
Cheung Kong Property Holdings Ltd.	27,000	184,396
Cogobuy Group (a)	238,000	344,412
Fu Shou Yuan International Group Ltd.	554,000	388,682
Greatview Aseptic Pack Co. Ltd.	206,000	104,324
HKBN Ltd.	275,000	338,162
New Oriental Education & Technology Group, Inc. sponsored ADR	10,600	415,096
Sunny Optical Technology Group Co. Ltd.	135,000	416,374
Tencent Holdings Ltd.	20,300	413,071
Tongda Group Holdings Ltd.	1,670,000	343,041

TOTAL CAYMAN ISLANDS		3,263,372

China - 0.4%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	276,000	159,420
Kweichow Moutai Co. Ltd.	10,226	396,780

TOTAL CHINA		556,200

Colombia - 0.3%
Cementos Argos SA	101,360	412,031
Denmark - 1.7%
Ambu A/S Series B	700	24,124
Genmab A/S (a)	6,400	948,228
Pandora A/S	2,600	337,616
Vestas Wind Systems A/S	9,900	708,663
William Demant Holding A/S (a)	3,400	349,432

TOTAL DENMARK		2,368,063

France - 1.1%
Compagnie Plastic Omnium	18,600	615,936
Les Nouveaux Construct Investment SA	5,700	155,990
Orpea	2,000	164,910
Sartorius Stedim Biotech	600	229,125
SR Teleperformance SA	4,500	403,974

TOTAL FRANCE		1,569,935

Germany - 1.4%
adidas AG	4,700	605,983
BAUER AG	17,000	277,583
DIC Asset AG	38,500	354,791
LEG Immobilien AG	3,913	362,076
MLP AG	12,800	49,891
Nemetschek Se	3,700	206,750
Rational AG	300	152,297

TOTAL GERMANY		2,009,371

Greece - 0.1%
Mytilineos Holdings SA	24,600	98,777
Hong Kong - 1.1%
Hang Lung Properties Ltd.	170,000	338,500
Sino Land Ltd.	515,832	809,828
Techtronic Industries Co. Ltd.	103,000	386,113

TOTAL HONG KONG		1,534,441

India - 0.4%
Kajaria Ceramics Ltd. (a)	11,303	178,626
Tvs Motor Co. Ltd.	71,883	346,075

TOTAL INDIA		524,701

Indonesia - 0.5%
PT Astra International Tbk	11,100	5,660
PT Bank Rakyat Indonesia Tbk	283,800	222,727
Waskita Karya Persero Tbk PT	2,297,800	408,579

TOTAL INDONESIA		636,966

Ireland - 2.7%
Accenture PLC Class A	700	79,044
C&C Group PLC	50,629	227,427
CRH PLC	12,000	349,451
Jazz Pharmaceuticals PLC (a)	8,700	1,311,090
Medtronic PLC	23,400	1,852,110

TOTAL IRELAND		3,819,122

Isle of Man - 0.0%
Optimal Payments PLC (a)	3,900	21,723
Israel - 0.9%
Elbit Systems Ltd. (Israel)	4,300	430,178
Frutarom Industries Ltd.	8,400	430,516
Ituran Location & Control Ltd.	17,300	359,840

TOTAL ISRAEL		1,220,534

Italy - 0.4%
Mediaset SpA	34,100	153,452
Reply SpA	2,417	344,011

TOTAL ITALY		497,463

Japan - 5.8%
Ariake Japan Co. Ltd.	7,900	437,679
Asahi Co. Ltd.	68,800	1,020,460
Astellas Pharma, Inc.	70,300	947,826
Broadleaf Co. Ltd.	18,700	184,795
Chodai Co. Ltd.	27,500	97,795
Daiwa Industries Ltd.	42,900	367,736
FJ Next Co. Ltd.	18,600	86,847
Gulliver International Co. Ltd. (b)	37,200	365,665
JK Holdings Co. Ltd.	16,200	69,362
KDDI Corp.	15,000	432,086
Kinugawa Rubber Industrial Co. Ltd.	82,000	570,958
Koshidaka Holdings Co. Ltd.	15,200	298,889
Makita Corp.	6,700	422,659
Misumi Group, Inc.	22,800	314,863
Monex Group, Inc.	132,300	341,297
NEC Corp.	108,000	262,848
Olympus Corp.	26,600	1,036,246
Sakai Heavy Industries Ltd.	36,000	60,799
Seikitokyu Kogyo Co. Ltd.	67,700	295,917
Sohgo Security Services Co., Ltd.	4,400	244,332
Sundrug Co. Ltd.	4,500	319,751

TOTAL JAPAN		8,178,810

Korea (South) - 0.7%
DuzonBizon Co. Ltd.	7,893	171,890
Fila Korea Ltd.	1,480	134,349
Osstem Implant Co. Ltd. (a)	6,209	388,037
Vieworks Co. Ltd.	7,579	333,412

TOTAL KOREA (SOUTH)		1,027,688

Luxembourg - 0.6%
Stabilus SA (a)	17,500	874,675
Malaysia - 0.4%
My E.G.Services Bhd	1,052,600	541,591
Marshall Islands - 0.1%
StealthGas, Inc. (a)	46,700	182,597
Mexico - 1.4%
Gruma S.A.B. de CV Series B	21,900	319,921
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	4,900	46,167
Grupo Aeroportuario Norte S.A.B. de CV	63,200	365,726
Grupo Bimbo S.A.B. de CV Series A	118,900	362,478
Grupo Lala S.A.B. de CV	162,700	435,105
Promotora y Operadora de Infraestructura S.A.B. de CV	30,500	386,802

TOTAL MEXICO		1,916,199

Netherlands - 0.5%
Grandvision NV	12,900	354,507
Heijmans NV (Certificaten Van Aandelen) (a)	12,700	119,682
Nsi NV	35,061	166,408

TOTAL NETHERLANDS		640,597

New Zealand - 0.9%
Fisher & Paykel Healthcare Corp.	19,592	125,173
Ryman Healthcare Group Ltd.	58,266	363,310
Sky City Entertainment Group Ltd.	112,308	383,469
Summerset Group Holdings Ltd.	118,816	368,357

TOTAL NEW ZEALAND		1,240,309

Panama - 0.2%
Copa Holdings SA Class A	3,800	242,250
Philippines - 0.2%
GT Capital Holdings, Inc.	11,060	321,442
Poland - 0.2%
Kruk SA	6,900	344,372
Singapore - 0.0%
Broadcom Ltd.	169	24,632
South Africa - 0.3%
JSE Ltd.	34,600	401,071
Sweden - 0.7%
Attendo AB	38,200	380,552
Indutrade AB	7,000	392,518
ITAB Shop Concept AB	6,800	210,847

TOTAL SWEDEN		983,917

Switzerland - 1.1%
Chubb Ltd.	9,200	1,084,312
Lonza Group AG	3,006	500,112

TOTAL SWITZERLAND		1,584,424

Taiwan - 0.9%
Aerospace Industries Development Corp.	4,000	5,448
Ennoconn Corp.	27,000	344,364
Hota Industrial Manufacturing Co. Ltd.	60,000	287,899
Sunny Friend Environmental Technology Co. Ltd.	37,000	160,357
Taiwan Paiho Ltd.	122,000	366,721
Voltronic Power Technology Corp.	3,150	49,635

TOTAL TAIWAN		1,214,424

Thailand - 1.9%
Airports of Thailand PCL (For. Reg.)	39,300	441,168
Bangkok Airways PCL	760,300	555,202
Central Pattana PCL (For. Reg.)	236,000	356,501
Eastern Polymer Group PCL	1,347,400	513,185
Kasikornbank PCL (For. Reg.)	17,900	85,604
KCE Electronics PCL	7,500	16,860
MC Group PCL	11,400	4,375
Muangthai Leasing PCL	647,100	370,619
Srisawad Power 1979 PCL	309,857	374,899

TOTAL THAILAND		2,718,413

Turkey - 0.5%
Turk Tuborg Bira ve Malt Sanayii A/S (a)	165,000	374,464
Ulker Biskuvi Sanayi A/S	46,000	366,290

TOTAL TURKEY		740,754

United Kingdom - 2.4%
Alliance Pharma PLC	642,800	422,652
Ensco PLC Class A	19,700	235,612
Lloyds Banking Group PLC	671,800	659,379
Micro Focus International PLC	32,700	730,550
Royal Mail PLC	55,700	396,269
Steris PLC	10,900	770,303
U & I Group PLC	26,800	77,828
Virgin Money Holdings Uk PLC	16,200	86,421

TOTAL UNITED KINGDOM		3,379,014

United States of America - 50.1%
Abraxas Petroleum Corp. (a)	408,100	620,312
Adobe Systems, Inc. (a)	1,800	169,596
AFLAC, Inc.	5,500	379,335
Air Lease Corp. Class A	5,300	161,544
Albemarle Corp. U.S.	16,400	1,085,024
Alphabet, Inc.:
Class A	2,100	1,486,548
Class C	1,259	872,500
AMC Networks, Inc. Class A (a)	8,900	580,547
American Tower Corp.	3,600	377,568
Amgen, Inc.	10,000	1,583,000
Amplify Snack Brands, Inc. (b)	31,500	485,415
Apache Corp.	15,200	826,880
AT&T, Inc.	9,500	368,790
AutoZone, Inc. (a)	700	535,661
Baker Hughes, Inc.	3,900	188,604
Bank of America Corp.	41,600	605,696
Becton, Dickinson & Co.	8,000	1,290,080
Biogen, Inc. (a)	4,600	1,264,954
Boise Cascade Co. (a)	8,400	175,308
Boston Scientific Corp. (a)	68,300	1,497,136
Cadence Design Systems, Inc. (a)	17,000	394,230
Cambrex Corp. (a)	2,200	106,128
Capital One Financial Corp.	12,200	883,158
Catalent, Inc. (a)	43,100	1,272,743
CDW Corp.	31,400	1,208,900
CEB, Inc.	5,000	308,450
CIT Group, Inc.	16,900	584,233
Citigroup, Inc.	32,700	1,513,356
Colfax Corp. (a)	12,600	408,618
Continental Resources, Inc. (a)(b)	4,100	152,766
Coty, Inc. Class A	500	15,200
CPI Card Group (b)	38,000	301,340
Cree, Inc. (a)	20,300	497,553
Cummins, Inc.	3,100	362,793
Dermira, Inc. (a)	3,100	78,399
Discover Financial Services	9,300	523,311
Eastman Chemical Co.	4,200	320,796
Ethan Allen Interiors, Inc.	16,900	575,276
Facebook, Inc. Class A (a)	6,200	728,996
Fair Isaac Corp.	9,300	992,403
First Republic Bank	21,900	1,540,008
Fortune Brands Home & Security, Inc.	8,200	454,362
Franklin Resources, Inc.	19,800	739,332
Global Payments, Inc.	23,800	1,717,884
Greenhill & Co., Inc.	5,400	118,908
Halliburton Co.	18,300	755,973
Harman International Industries, Inc.	22,000	1,688,720
HealthSouth Corp. warrants 1/17/17 (a)	10	36
Helmerich & Payne, Inc.	2,300	152,076
Houghton Mifflin Harcourt Co. (a)	19,800	406,098
Huron Consulting Group, Inc. (a)	1,700	94,537
INC Research Holdings, Inc. Class A (a)	7,300	351,349
Interpublic Group of Companies, Inc.	41,000	940,540
Interval Leisure Group, Inc. (b)	6,400	90,368
IPG Photonics Corp. (a)	5,800	502,686
iRobot Corp. (a)(b)	11,000	411,180
Johnson & Johnson	10,900	1,221,672
Johnson Controls, Inc.	400	16,560
Kate Spade & Co. (a)	17,400	447,702
Keysight Technologies, Inc. (a)	16,800	438,144
Ladder Capital Corp. Class A	8,419	100,270
Lakeland Financial Corp.	11,100	524,919
Las Vegas Sands Corp.	2,300	103,845
Lennox International, Inc.	9,300	1,255,035
M&T Bank Corp.	3,100	366,792
Malibu Boats, Inc. Class A (a)	52,300	920,480
Marsh & McLennan Companies, Inc.	2,700	170,505
Maxim Integrated Products, Inc.	19,500	696,540
Microchip Technology, Inc.	959	46,598
NACCO Industries, Inc. Class A	15,400	916,608
News Corp. Class A	900	11,178
Northrop Grumman Corp.	4,800	990,048
NVR, Inc. (a)	500	830,645
Oaktree Capital Group LLC Class A	1,500	72,465
Omega Flex, Inc.	23,679	779,986
Omnicom Group, Inc.	5,500	456,335
Oxford Industries, Inc.	1,600	106,272
Pacira Pharmaceuticals, Inc. (a)	5,600	303,016
PayPal Holdings, Inc. (a)	12,300	481,914
PDC Energy, Inc. (a)	1,700	106,743
Praxair, Inc.	3,100	364,126
Procter & Gamble Co.	5,400	432,648
Progressive Corp.	21,900	713,940
PulteGroup, Inc.	60,300	1,108,917
PVH Corp.	4,400	420,640
Qualcomm, Inc.	12,400	626,448
Regeneron Pharmaceuticals, Inc. (a)	300	113,013
Regions Financial Corp.	41,800	392,084
ResMed, Inc.	7,619	425,140
Rexnord Corp. (a)	64,200	1,399,560
Rockwell Collins, Inc.	4,400	388,036
Ruth's Hospitality Group, Inc.	26,500	420,820
Semtech Corp. (a)	6,900	149,316
SLM Corp. (a)	79,000	534,830
SM Energy Co.	10,200	317,832
Southwestern Energy Co. (a)(b)	49,000	658,070
Stanley Black & Decker, Inc.	3,700	414,104
Store Capital Corp.	40,800	1,047,336
Surgical Care Affiliates, Inc. (a)	9,900	478,665
Synchrony Financial (a)	15,300	467,721
Syntel, Inc. (a)	3,200	136,096
Tenneco, Inc. (a)	4,900	261,170
Thermo Fisher Scientific, Inc.	9,800	1,413,650
TJX Companies, Inc.	5,600	424,592
Toll Brothers, Inc. (a)	31,800	868,140
Total System Services, Inc.	13,600	695,504
TransUnion Holding Co., Inc.	11,900	356,405
Twenty-First Century Fox, Inc. Class B	18,200	548,184
U.S. Bancorp	10,900	465,321
UMB Financial Corp.	13,000	724,750
Vantiv, Inc. (a)	27,900	1,521,666
Visa, Inc. Class A	8,800	679,712
VSE Corp.	15,394	955,044
WESCO International, Inc. (a)	7,800	458,562
Western Digital Corp.	12,900	527,159
WestRock Co.	11,300	472,905
Wyndham Worldwide Corp.	4,700	333,465
Xylem, Inc.	24,200	1,011,076
Yum! Brands, Inc.	2,200	175,032
Zimmer Biomet Holdings, Inc.	3,500	405,195

TOTAL UNITED STATES OF AMERICA		70,418,350

TOTAL COMMON STOCKS
(Cost $119,508,941)		129,635,393

Nonconvertible Preferred Stocks - 0.3%
Brazil - 0.0%
Banco do Estado Rio Grande do Sul SA	36,300	89,820
Germany - 0.3%
Sartorius AG (non-vtg.)	1,600	394,722
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $317,351)		484,542
	Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.6% 3/31/40 (d)
(Cost $4,949)	5,600	4,859
	Shares	Value

Money Market Funds - 9.6%
Fidelity Cash Central Fund, 0.38% (e)	10,341,455	10,341,455
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	3,092,919	3,092,919
TOTAL MONEY MARKET FUNDS
(Cost $13,434,374)		13,434,374
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $133,265,615)		143,559,168
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(2,908,682)
NET ASSETS - 100%		$140,650,486

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,202
Fidelity Securities Lending Cash Central Fund	15,272
Total	$29,474

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$24,304,820	$20,522,325	$3,782,495	$--
Consumer Staples	5,994,183	5,236,753	757,430	--
Energy	5,904,433	5,894,932	--	9,501
Financials	22,553,136	20,079,622	2,473,514	--
Health Care	23,977,877	21,989,285	1,988,592	--
Industrials	18,705,820	15,964,274	2,741,546	--
Information Technology	21,629,094	19,693,151	1,935,943	--
Materials	5,911,534	5,358,982	552,552	--
Telecommunication Services	1,139,038	368,790	770,248	--
Corporate Bonds	4,859	--	4,859	--
Money Market Funds	13,434,374	13,434,374	--	--
Total Investments in Securities:	$143,559,168	$128,542,488	$15,007,179	$9,501

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$113,066
Level 2 to Level 1	$2,934,482

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,014,507) — See accompanying schedule: Unaffiliated issuers (cost $119,831,241)	$130,124,794
Fidelity Central Funds (cost $13,434,374)	13,434,374
Total Investments (cost $133,265,615)		$143,559,168
Cash		46,827
Foreign currency held at value (cost $2,179)		2,171
Receivable for investments sold		838,884
Receivable for fund shares sold		272,310
Dividends receivable		172,432
Interest receivable		29
Distributions receivable from Fidelity Central Funds		8,599
Prepaid expenses		80
Receivable from investment adviser for expense reductions		5,601
Other receivables		50,434
Total assets		144,956,535
Liabilities
Payable for investments purchased	$600,487
Payable for fund shares redeemed	407,290
Accrued management fee	101,582
Distribution and service plan fees payable	35,187
Other affiliated payables	28,238
Other payables and accrued expenses	40,346
Collateral on securities loaned, at value	3,092,919
Total liabilities		4,306,049
Net Assets		$140,650,486
Net Assets consist of:
Paid in capital		$133,122,043
Accumulated net investment loss		(151,316)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,593,177)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,272,936
Net Assets		$140,650,486
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($40,529,046 ÷ 2,596,455 shares)		$15.61
Maximum offering price per share (100/94.25 of $15.61)		$16.56
Class T:
Net Asset Value and redemption price per share ($22,097,718 ÷ 1,470,368 shares)		$15.03
Maximum offering price per share (100/96.50 of $15.03)		$15.58
Class B:
Net Asset Value and offering price per share ($639,736 ÷ 46,187 shares)(a)		$13.85
Class C:
Net Asset Value and offering price per share ($20,375,646 ÷ 1,475,364 shares)(a)		$13.81
Class I:
Net Asset Value, offering price and redemption price per share ($57,008,340 ÷ 3,501,116 shares)		$16.28

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$951,020
Income from Fidelity Central Funds		29,474
Income before foreign taxes withheld		980,494
Less foreign taxes withheld		(37,018)
Total income		943,476
Expenses
Management fee
Basic fee	$485,485
Performance adjustment	114,993
Transfer agent fees	146,216
Distribution and service plan fees	210,369
Accounting and security lending fees	27,177
Custodian fees and expenses	13,476
Independent trustees' compensation	303
Registration fees	62,303
Audit	54,244
Legal	2,964
Miscellaneous	494
Total expenses before reductions	1,118,024
Expense reductions	(75,279)	1,042,745
Net investment income (loss)		(99,269)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,212,395)
Foreign currency transactions	1,967
Total net realized gain (loss)		(2,210,428)
Change in net unrealized appreciation (depreciation) on: Investment securities	266,974
Assets and liabilities in foreign currencies	7,732
Total change in net unrealized appreciation (depreciation)		274,706
Net gain (loss)		(1,935,722)
Net increase (decrease) in net assets resulting from operations		$(2,034,991)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(99,269)	$(180,159)
Net realized gain (loss)	(2,210,428)	1,861,188
Change in net unrealized appreciation (depreciation)	274,706	504,624
Net increase (decrease) in net assets resulting from operations	(2,034,991)	2,185,653
Distributions to shareholders from net realized gain	(833,839)	–
Share transactions - net increase (decrease)	(2,907,901)	31,147,206
Redemption fees	268	3,469
Total increase (decrease) in net assets	(5,776,463)	33,336,328
Net Assets
Beginning of period	146,426,949	113,090,621
End of period (including accumulated net investment loss of $151,316 and accumulated net investment loss of $52,047, respectively)	$140,650,486	$146,426,949

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.89	$15.32	$13.64	$10.40	$9.57	$11.41
Income from Investment Operations
Net investment income (loss)A	(.01)	(.01)	.01	.04	.02	(.03)
Net realized and unrealized gain (loss)	(.18)	.58	1.76	3.20	.81	(1.76)
Total from investment operations	(.19)	.57	1.77	3.24	.83	(1.79)
Distributions from net investment income	–	–	(.02)	–	–	–
Distributions from net realized gain	(.09)	–	(.06)	–	–	(.05)
Total distributions	(.09)	–	(.09)B	–	–	(.05)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$15.61	$15.89	$15.32	$13.64	$10.40	$9.57
Total ReturnD,E,F	(1.22)%	3.72%	13.03%	31.15%	8.67%	(15.81)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.58%I	1.57%	1.62%	1.38%	1.43%	1.51%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.45%	1.38%	1.43%	1.45%
Expenses net of all reductions	1.45%I	1.44%	1.45%	1.35%	1.40%	1.43%
Net investment income (loss)	(.09)%I	(.07)%	.07%	.33%	.22%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$40,529	$41,225	$35,987	$33,694	$26,961	$36,367
Portfolio turnover rateJ	114%I	176%	249%	211%	155%	140%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.09 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.064 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Capital Appreciation Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$14.81	$13.19	$10.09	$9.31	$11.11
Income from Investment Operations
Net investment income (loss)A	(.02)	(.05)	(.03)	–B	–B	(.05)
Net realized and unrealized gain (loss)	(.18)	.56	1.71	3.10	.78	(1.72)
Total from investment operations	(.20)	.51	1.68	3.10	.78	(1.77)
Distributions from net realized gain	(.09)	–	(.06)	–	–	(.03)
Total distributions	(.09)	–	(.06)	–	–	(.03)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$15.03	$15.32	$14.81	$13.19	$10.09	$9.31
Total ReturnC,D,E	(1.33)%	3.44%	12.77%	30.72%	8.38%	(15.97)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.88%H	1.89%	1.93%	1.68%	1.71%	1.80%
Expenses net of fee waivers, if any	1.70%H	1.70%	1.70%	1.68%	1.70%	1.70%
Expenses net of all reductions	1.70%H	1.69%	1.70%	1.64%	1.68%	1.68%
Net investment income (loss)	(.34)%H	(.32)%	(.17)%	.04%	(.05)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$22,098	$24,017	$20,975	$19,193	$15,731	$24,180
Portfolio turnover rateI	114%H	176%	249%	211%	155%	140%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Capital Appreciation Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.16	$13.75	$12.27	$9.43	$8.74	$10.46
Income from Investment Operations
Net investment income (loss)A	(.06)	(.12)	(.09)	(.05)	(.05)	(.10)
Net realized and unrealized gain (loss)	(.16)	.53	1.58	2.89	.74	(1.62)
Total from investment operations	(.22)	.41	1.49	2.84	.69	(1.72)
Distributions from net realized gain	(.09)	–	(.01)	–	–	–B
Total distributions	(.09)	–	(.01)	–	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$13.85	$14.16	$13.75	$12.27	$9.43	$8.74
Total ReturnC,D,E	(1.58)%	2.98%	12.11%	30.12%	7.89%	(16.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.40%H	2.44%	2.44%	2.17%	2.19%	2.32%
Expenses net of fee waivers, if any	2.20%H	2.20%	2.20%	2.17%	2.19%	2.20%
Expenses net of all reductions	2.20%H	2.19%	2.20%	2.13%	2.17%	2.18%
Net investment income (loss)	(.84)%H	(.82)%	(.68)%	(.45)%	(.54)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$640	$882	$1,223	$1,331	$1,401	$1,926
Portfolio turnover rateI	114%H	176%	249%	211%	155%	140%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.12	$13.72	$12.26	$9.41	$8.73	$10.46
Income from Investment Operations
Net investment income (loss)A	(.06)	(.12)	(.09)	(.05)	(.05)	(.10)
Net realized and unrealized gain (loss)	(.16)	.52	1.58	2.90	.73	(1.61)
Total from investment operations	(.22)	.40	1.49	2.85	.68	(1.71)
Distributions from net realized gain	(.09)	–	(.03)	–	–	(.02)
Total distributions	(.09)	–	(.03)	–	–	(.02)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$13.81	$14.12	$13.72	$12.26	$9.41	$8.73
Total ReturnC,D,E	(1.58)%	2.92%	12.13%	30.29%	7.79%	(16.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.34%H	2.34%	2.40%	2.16%	2.18%	2.28%
Expenses net of fee waivers, if any	2.20%H	2.20%	2.20%	2.16%	2.18%	2.20%
Expenses net of all reductions	2.20%H	2.19%	2.20%	2.13%	2.16%	2.18%
Net investment income (loss)	(.84)%H	(.82)%	(.67)%	(.45)%	(.53)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$20,376	$21,186	$15,747	$13,055	$9,421	$11,632
Portfolio turnover rateI	114%H	176%	249%	211%	155%	140%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.55	$15.92	$14.18	$10.78	$9.88	$11.76
Income from Investment Operations
Net investment income (loss)A	.01	.03	.05	.09	.06	–B
Net realized and unrealized gain (loss)	(.19)	.60	1.82	3.33	.84	(1.82)
Total from investment operations	(.18)	.63	1.87	3.42	.90	(1.82)
Distributions from net investment income	–	–	(.06)	(.02)	–	–
Distributions from net realized gain	(.09)	–	(.06)	–	–	(.06)
Total distributions	(.09)	–	(.13)C	(.02)	–	(.06)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$16.28	$16.55	$15.92	$14.18	$10.78	$9.88
Total ReturnD,E	(1.11)%	3.96%	13.27%	31.74%	9.11%	(15.60)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.26%	1.29%	1.02%	1.06%	1.18%
Expenses net of fee waivers, if any	1.20%H	1.20%	1.20%	1.02%	1.06%	1.17%
Expenses net of all reductions	1.20%H	1.19%	1.20%	.99%	1.03%	1.15%
Net investment income (loss)	.16%H	.18%	.33%	.69%	.59%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$57,008	$59,117	$39,159	$30,153	$22,548	$28,725
Portfolio turnover rateI	114%H	176%	249%	211%	155%	140%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$16,414,631
Gross unrealized depreciation	(6,529,874)
Net unrealized appreciation (depreciation) on securities	$9,884,757
Tax cost	$133,674,411

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,516,537 and $82,090,398, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the MSCI All Country World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$49,403	$–
Class T	.25%	.25%	56,128	–
Class B	.75%	.25%	3,745	2,809
Class C	.75%	.25%	101,093	20,614
			$210,369	$23,423

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,015
Class T	1,944
Class B(a)	71
Class C(a)	893
$10,923

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$45,513.23
Class T	32,421.29
Class B	1,134.30
Class C	24,445.24
Class I	42,703.15
	$146,216

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,145 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $123 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $103,090. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $15,272, including $1,875 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$24,783
Class T	1.70%	20,810
Class B	2.20%	756
Class C	2.20%	13,825
Class I	1.20%	13,586
		$73,760

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $990 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund level operating expenses in the amount of $524.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net realized gain
Class A	$232,217	$–
Class T	141,812	–
Class B	5,345	–
Class C	134,701	–
Class I	319,764	–
Total	$833,839	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	246,810	1,624,998	$3,728,112	$27,021,428
Reinvestment of distributions	14,077	–	225,941	–
Shares redeemed	(259,211)	(1,379,091)	(3,890,585)	(22,009,282)
Net increase (decrease)	1,676	245,907	$63,468	$5,012,146
Class T
Shares sold	99,564	370,447	$1,479,015	$5,817,431
Reinvestment of distributions	9,033	–	139,646	–
Shares redeemed	(206,046)	(219,006)	(2,936,172)	(3,388,077)
Net increase (decrease)	(97,449)	151,441	$(1,317,511)	$2,429,354
Class B
Shares sold	179	8,363	$2,344	$124,801
Reinvestment of distributions	351	–	5,016	–
Shares redeemed	(16,620)	(35,011)	(220,477)	(502,734)
Net increase (decrease)	(16,090)	(26,648)	$(213,117)	$(377,933)
Class C
Shares sold	109,969	572,578	$1,489,253	$8,431,576
Reinvestment of distributions	8,899	–	126,727	–
Shares redeemed	(143,970)	(219,967)	(1,921,940)	(3,119,457)
Net increase (decrease)	(25,102)	352,611	$(305,960)	$5,312,119
Class I
Shares sold	262,748	1,401,232	$4,181,938	$23,612,800
Reinvestment of distributions	18,757	–	313,609	–
Shares redeemed	(352,690)	(288,809)	(5,630,328)	(4,841,280)
Net increase (decrease)	(71,185)	1,112,423	$(1,134,781)	$18,771,520

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 17% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.45%
Actual		$1,000.00	$987.80	$7.17
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class T	1.70%
Actual		$1,000.00	$986.70	$8.40
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class B	2.20%
Actual		$1,000.00	$984.20	$10.85
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Class C	2.20%
Actual		$1,000.00	$984.20	$10.85
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Class I	1.20%
Actual		$1,000.00	$988.90	$5.93
Hypothetical-C		$1,000.00	$1,018.90	$6.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AGLO-SANN-0616
1.719689.117

Fidelity Advisor® Emerging Asia Fund Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	5.0	6.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4	4.1
Tencent Holdings Ltd.	4.0	3.7
AIA Group Ltd.	2.8	2.9
China Construction Bank Corp. (H Shares)	2.4	2.7
Alibaba Group Holding Ltd. sponsored ADR	2.1	0.8
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.8	1.9
Industrial & Commercial Bank of China Ltd. (H Shares)	1.7	1.9
CNOOC Ltd. sponsored ADR	1.5	1.4
China Mobile Ltd.	1.4	1.6
	27.1

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.6	35.3
Information Technology	23.0	22.1
Consumer Discretionary	9.4	9.0
Industrials	6.1	5.5
Telecommunication Services	5.9	7.1

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

As of October 31, 2015
Stocks	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Australia - 0.2%
Beacon Lighting Group Ltd.	122,049	$168,896
Sino Gas & Energy Ltd. (a)	1,335,338	90,364
Woodside Petroleum Ltd.	12,043	259,506

TOTAL AUSTRALIA		518,766

Bermuda - 2.8%
Brilliance China Automotive Holdings Ltd.	782,000	771,322
BW LPG Ltd.	9,210	55,362
Cheung Kong Infrastructure Holdings Ltd.	86,000	811,618
CSI Properties Ltd.	8,640,000	262,433
Digital China Holdings Ltd. (H Shares)	308,000	212,638
Great Eagle Holdings Ltd.	39,000	157,978
Hongkong Land Holdings Ltd.	172,700	1,096,645
Joy City Property Ltd.	760,000	110,257
Kerry Logistics Network Ltd.	423,000	595,483
PAX Global Technology Ltd.	610,000	525,345
Shenzhen International Holdings Ltd.	550,000	897,528
Skyworth Digital Holdings Ltd.	1,455,448	947,222
Summit Ascent Holdings Ltd. (a)	270,000	57,895
Tai Cheung Holdings Ltd.	67,000	51,255

TOTAL BERMUDA		6,552,981

Cayman Islands - 15.4%
58.com, Inc. ADR (a)	15,800	863,470
Alibaba Group Holding Ltd. sponsored ADR (a)	61,500	4,731,810
AMVIG Holdings Ltd.	348,000	143,292
Belle International Holdings Ltd.	713,000	434,827
Bitauto Holdings Ltd. ADR (a)	11,000	274,560
Cheung Kong Property Holdings Ltd.	418,500	2,858,142
China Modern Dairy Holdings Ltd.	1,792,000	328,889
China Resources Cement Holdings Ltd.	2,469,972	812,753
China State Construction International Holdings Ltd.	634,000	987,585
ChinaCache International Holdings Ltd. sponsored ADR (a)	12,300	101,721
CK Hutchison Holdings Ltd.	252,000	3,014,833
Cosmo Lady (China) Holdings Co. Ltd.	154,000	119,520
Ctrip.com International Ltd. ADR (a)	21,500	937,615
Daqo New Energy Corp. ADR (a)	5,551	144,048
ENN Energy Holdings Ltd.	238,000	1,160,878
Greatview Aseptic Pack Co. Ltd.	661,000	334,748
Haitian International Holdings Ltd.	144,000	245,687
iKang Healthcare Group, Inc. sponsored ADR (a)	5,300	113,844
International Housewares Retail Co. Ltd.	1,909,000	312,007
JD.com, Inc. sponsored ADR (a)	33,800	863,928
KWG Property Holding Ltd.	373,000	241,332
Lee & Man Paper Manufacturing Ltd.	1,299,000	851,396
Lee's Pharmaceutical Holdings Ltd.	93,000	75,250
Longfor Properties Co. Ltd.	791,000	1,109,706
MGM China Holdings Ltd.	1,046,000	1,465,515
New Oriental Education & Technology Group, Inc. sponsored ADR	16,500	646,140
Pico Far East Holdings Ltd.	650,000	176,227
Samson Holding Ltd.	1,152,000	132,030
SITC International Holdings Co. Ltd.	809,000	437,241
Sitoy Group Holdings Ltd.	303,000	110,015
SOHO China Ltd.	745,000	374,556
Stella International Holdings Ltd.	108,500	273,727
TAL Education Group ADR (a)	10,700	619,102
TCC International Holdings Ltd.	586,000	117,444
Tencent Holdings Ltd.	451,500	9,187,265
Uni-President China Holdings Ltd.	658,000	612,775
Xingda International Holdings Ltd.	606,000	126,816
Zhen Ding Technology Holding Ltd.	80,000	168,158

TOTAL CAYMAN ISLANDS		35,508,852

China - 13.9%
Anhui Conch Cement Co. Ltd. (H Shares)	255,500	673,260
BBMG Corp. (H Shares)	1,141,500	834,240
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	774,000	244,204
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	435,000	251,260
China Construction Bank Corp. (H Shares)	8,847,000	5,618,969
China Pacific Insurance (Group) Co. Ltd. (H Shares)	536,000	1,879,455
China Petroleum & Chemical Corp. (H Shares)	3,166,000	2,231,032
China Railway Construction Corp. Ltd. (H Shares)	899,000	1,142,892
China Shipping Development Co. Ltd. (H Shares)	496,000	352,190
China Telecom Corp. Ltd. (H Shares)	4,554,000	2,254,532
China Vanke Co. Ltd. (H Shares)	484,100	1,208,326
Chongqing Changan Automobile Co. Ltd. (B Shares)	177,600	307,261
Huadian Fuxin Energy Corp. Ltd. (H Shares)	1,836,000	399,940
Huadian Power International Corp. Ltd. (H Shares)	1,120,000	574,300
Huaneng Renewables Corp. Ltd. (H Shares)	3,438,000	1,014,500
Huangshan Tourism Development Co. Ltd.	78,700	165,113
Industrial & Commercial Bank of China Ltd. (H Shares)	7,392,000	3,957,684
Jiangling Motors Corp. Ltd. (B Shares)	84,001	231,637
Jiangsu Hengrui Medicine Co. Ltd.	128,121	923,794
Kweichow Moutai Co. Ltd.	34,683	1,345,737
PICC Property & Casualty Co. Ltd. (H Shares)	765,060	1,391,704
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	655,000	3,073,970
SAIC Motor Corp. Ltd.	108,951	342,299
Shenzhen Expressway Co. (H Shares)	970,000	860,880
Tong Ren Tang Technologies Co. Ltd. (H Shares)	173,000	271,015
TravelSky Technology Ltd. (H Shares)	230,000	427,416

TOTAL CHINA		31,977,610

Hong Kong - 12.4%
AIA Group Ltd.	1,090,200	6,524,417
China Everbright Ltd.	426,000	840,949
China Mobile Ltd.	284,000	3,260,539
China Resources Beer Holdings Co. Ltd.	366,000	804,252
China Resources Power Holdings Co. Ltd.	406,904	685,328
CNOOC Ltd. sponsored ADR	27,800	3,431,354
Dah Sing Banking Group Ltd.	156,400	278,249
Far East Horizon Ltd.	696,000	552,469
Hang Lung Properties Ltd.	529,000	1,053,331
HKT Trust/HKT Ltd. unit	800,500	1,150,671
Hysan Development Co. Ltd.	300,000	1,325,540
Lenovo Group Ltd.	1,554,000	1,229,357
Magnificent Hotel Investment L	1,896,000	46,848
PCCW Ltd.	2,945,000	1,993,422
Power Assets Holdings Ltd.	164,500	1,565,068
Sino Land Ltd.	930,000	1,460,049
Techtronic Industries Co. Ltd.	335,500	1,257,679
Wheelock and Co. Ltd.	243,000	1,124,994

TOTAL HONG KONG		28,584,516

India - 10.0%
Adani Ports & Special Economic Zone	105,877	379,672
Apollo Tyres Ltd.	376,894	908,681
Bajaj Finserv Ltd.	23,752	670,576
Bharat Petroleum Corp. Ltd. (a)	54,797	806,791
Bharti Infratel Ltd.	97,958	552,941
Cox & Kings India Ltd. (a)	186,142	523,884
Edelweiss Financial Services Ltd.	582,303	508,881
Exide Industries Ltd. (a)	58,385	129,426
HCL Technologies Ltd.	79,888	902,364
Hexaware Technologies Ltd.	147,520	535,665
IL&FS Transportation Networks Ltd.	92,782	104,130
Indian Oil Corp. Ltd. (a)	165,622	1,080,244
Jain Irrigation Systems Ltd. (a)	131,603	121,052
JK Tyre & Industries Ltd. (a)	343,022	434,293
Just Dial Ltd.	16,345	208,282
LIC Housing Finance Ltd. (a)	38,856	270,425
Mahindra & Mahindra Ltd. (a)	78,993	1,582,762
McLeod Russel India Ltd. (a)	94,682	271,180
NTPC Ltd.	475,579	997,330
Petronet LNG Ltd.	269,968	1,071,126
Power Finance Corp. Ltd.	208,039	561,709
Power Grid Corp. of India Ltd.	165,050	356,312
Redington India Ltd. (a)	147,398	240,983
Reliance Capital Ltd. (a)	20,100	122,415
Reliance Industries Ltd.	197,600	2,923,298
Shriram City Union Finance Ltd.	9,151	226,889
Sun Pharmaceutical Industries Ltd.	133,254	1,627,522
Suzlon Energy Ltd. (a)	2,328,254	524,007
The Jammu & Kashmir Bank Ltd.	305,332	315,787
Torrent Pharmaceuticals Ltd.	32,031	689,680
UPL Ltd.	101,887	825,060
Vakrangee Ltd. (a)	44,068	131,025
VST Industries Ltd. (a)	11,571	284,583
Yes Bank Ltd. (a)	145,155	2,060,563

TOTAL INDIA		22,949,538

Indonesia - 1.9%
PT ACE Hardware Indonesia Tbk	3,485,600	244,478
PT Bank Rakyat Indonesia Tbk	2,849,200	2,236,065
PT Gudang Garam Tbk	225,100	1,181,997
PT Indofood Sukses Makmur Tbk	1,373,100	741,836

TOTAL INDONESIA		4,404,376

Israel - 0.1%
Sarine Technologies Ltd.	96,600	118,519
Japan - 0.8%
KDDI Corp.	38,900	1,120,543
NGK Insulators Ltd.	38,000	780,389

TOTAL JAPAN		1,900,932

Korea (South) - 18.4%
AMOREPACIFIC Corp.	5,313	1,889,757
AMOREPACIFIC Group, Inc.	7,820	1,146,713
BGFretail Co. Ltd.	1,360	220,796
Daelim Industrial Co.	10,094	799,115
DGB Financial Group Co. Ltd.	71,954	575,921
Dongbu Insurance Co. Ltd.	25,554	1,563,563
Duksan Hi-Metal Co. Ltd. (a)	19,218	159,021
Fila Korea Ltd.	1,381	125,362
Hana Financial Group, Inc.	29,919	669,843
Hyosung Corp.	7,775	831,333
Hyundai Fire & Marine Insurance Co. Ltd.	21,440	595,101
Hyundai Mobis	8,762	1,992,276
Hyundai Motor Co.	25,267	3,164,785
Hyundai Steel Co.	29,547	1,622,193
KB Financial Group, Inc.	57,114	1,737,952
Kiwoom Securities Co. Ltd.	5,750	340,782
Korea Electric Power Corp.	35,446	1,914,837
Korea Petro Chemical Industries Co. Ltd.	6,662	1,369,412
Korea Zinc Co. Ltd.	3,080	1,332,088
LG Chemical Ltd.	6,812	1,765,914
LG Household & Health Care Ltd.	2,070	1,819,443
LS Industrial Systems Ltd.	13,820	630,882
Poongsan Corp.	12,000	333,602
Samsung Card Co. Ltd.	15,092	511,113
Samsung Electronics Co. Ltd.	10,594	11,512,450
Shinhan Financial Group Co. Ltd.	84,306	3,074,228
SK Telecom Co. Ltd.	3,468	626,337

TOTAL KOREA (SOUTH)		42,324,819

Malaysia - 1.9%
AEON Credit Service Bhd	45,500	153,511
Cahya Mata Sarawak Bhd	185,000	181,851
Glomac Bhd	439,300	91,650
Media Prima Bhd	965,200	348,376
MISC Bhd	196,800	425,691
Sunway Bhd	314,300	251,826
Tenaga Nasional Bhd	562,400	2,067,340
Top Glove Corp. Bhd	137,300	174,327
YTL Power International Bhd	1,972,800	757,507

TOTAL MALAYSIA		4,452,079

Netherlands - 0.2%
Gree Electric Appliances, Inc. of Zhuhai ELS (BNP Paribas Warrants Program) (A Shares)warrants 11/24/16 (a)(b)	147,900	439,082
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(b)	26,600	125,192

TOTAL NETHERLANDS		564,274

Philippines - 1.0%
ABS CBN Broadcasting Corp. (depositary receipt)	97,800	120,600
LT Group, Inc.	337,300	110,437
Metro Pacific Investments Corp.	3,647,600	449,794
Metropolitan Bank & Trust Co.	626,360	1,081,997
Security Bank Corp.	135,766	490,703

TOTAL PHILIPPINES		2,253,531

Singapore - 3.8%
Boustead Singapore Ltd.	178,048	103,266
CapitaLand Ltd.	410,000	948,135
Centurion Corp. Ltd.	254,500	70,965
CWT Ltd.	83,600	128,678
Frasers Centrepoint Ltd.	120,000	149,013
Hyflux Ltd.	277,200	127,794
Mapletree Industrial (REIT)	707,893	844,829
Singapore Telecommunications Ltd.	729,100	2,092,669
United Overseas Bank Ltd.	187,700	2,595,992
UOL Group Ltd.	165,000	753,318
Wing Tai Holdings Ltd.	540,900	754,127
Yoma Strategic Holdings Ltd. (a)	357,300	143,467

TOTAL SINGAPORE		8,712,253

Taiwan - 13.6%
Advanced Semiconductor Engineering, Inc.	1,499,000	1,440,158
ASUSTeK Computer, Inc.	111,000	974,166
Cathay Financial Holding Co. Ltd.	1,715,000	1,924,550
China Life Insurance Co. Ltd.	728,000	548,766
E.SUN Financial Holdings Co. Ltd.	3,271,748	1,812,968
Fubon Financial Holding Co. Ltd.	1,640,000	1,992,694
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,695,850	4,047,613
Mega Financial Holding Co. Ltd.	1,224,000	867,709
Nanya Technology Corp.	90,000	105,037
Nien Made Enterprise Co. Ltd.	16,852	132,508
Novatek Microelectronics Corp.	106,000	370,801
PChome Online, Inc.	23,814	252,493
Pegatron Corp.	914,000	1,932,520
Pou Chen Corp.	749,000	943,699
Powertech Technology, Inc.	176,000	356,326
Taiwan Semiconductor Manufacturing Co. Ltd.	2,226,393	10,213,040
Unified-President Enterprises Corp.	860,000	1,549,454
Vanguard International Semiconductor Corp.	386,000	590,896
Wistron NeWeb Corp.	173,700	451,686
Yuanta Financial Holding Co. Ltd.	2,172,321	716,194

TOTAL TAIWAN		31,223,278

Thailand - 2.3%
Asian Property Development PCL (For. Reg.)	3,487,500	599,227
Bangkok Expressway and Metro PCL	3,490,714	594,781
Intouch Holdings PCL:
(For. Reg.)	322,401	487,018
NVDR	38,500	58,158
Kasikornbank PCL (For. Reg.)	451,900	2,161,148
Preuksa Real Estate PCL (For. Reg.)	643,800	474,738
Thai Beverage PCL	1,779,300	985,670

TOTAL THAILAND		5,360,740

United Kingdom - 0.3%
Standard Chartered PLC (United Kingdom)	77,871	628,186
United States of America - 0.7%
China Biologic Products, Inc. (a)	6,400	748,800
Cognizant Technology Solutions Corp. Class A (a)	7,700	449,449
Las Vegas Sands Corp.	11,100	501,165

TOTAL UNITED STATES OF AMERICA		1,699,414

TOTAL COMMON STOCKS
(Cost $212,919,010)		229,734,664
	Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $123,312)	615,670	118,710
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 0.38% (d)
(Cost $646,248)	646,248	646,248
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $213,688,570)		230,499,622
NET OTHER ASSETS (LIABILITIES) - 0.0%		(72,139)
NET ASSETS - 100%		$230,427,483

Currency Abbreviations

INR – Indian rupee

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $564,274 or 0.2% of net assets.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,319
Fidelity Securities Lending Cash Central Fund	4,325
Total	$5,644

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$21,679,006	$15,505,251	$6,173,755	$--
Consumer Staples	13,183,082	11,437,166	1,745,916	--
Energy	12,052,343	9,821,311	2,231,032	--
Financials	73,593,039	32,760,820	40,832,219	--
Health Care	4,624,232	4,277,967	346,265	--
Industrials	13,742,678	4,118,815	9,623,863	--
Information Technology	52,739,763	29,504,544	23,235,219	--
Materials	11,846,735	8,079,602	3,767,133	--
Telecommunication Services	13,596,830	3,190,786	10,406,044	--
Utilities	12,676,956	4,306,283	8,370,673	--
Corporate Bonds	118,710	--	118,710	--
Money Market Funds	646,248	646,248	--	--
Total Investments in Securities:	$230,499,622	$123,648,793	$106,850,829	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$48,737,769

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $213,042,322)	$229,853,374
Fidelity Central Funds (cost $646,248)	646,248
Total Investments (cost $213,688,570)		$230,499,622
Cash		16,992
Foreign currency held at value (cost $72,174)		72,413
Receivable for investments sold		117,408
Receivable for fund shares sold		55,098
Dividends receivable		178,609
Interest receivable		80
Distributions receivable from Fidelity Central Funds		106
Prepaid expenses		214
Other receivables		136,685
Total assets		231,077,227
Liabilities
Payable for fund shares redeemed	$320,736
Accrued management fee	136,449
Transfer agent fee payable	49,110
Distribution and service plan fees payable	76,871
Other affiliated payables	10,107
Audit fee payable	37,530
Other payables and accrued expenses	18,941
Total liabilities		649,744
Net Assets		$230,427,483
Net Assets consist of:
Paid in capital		$221,048,271
Accumulated net investment loss		(586,010)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,789,211)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,754,433
Net Assets		$230,427,483
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($111,289,402 ÷ 4,045,838 shares)		$27.51
Maximum offering price per share (100/94.25 of $27.51)		$29.19
Class T:
Net Asset Value and redemption price per share ($33,990,662 ÷ 1,270,089 shares)		$26.76
Maximum offering price per share (100/96.50 of $26.76)		$27.73
Class B:
Net Asset Value and offering price per share ($2,658,035 ÷ 104,293 shares)(a)		$25.49
Class C:
Net Asset Value and offering price per share ($43,350,455 ÷ 1,726,044 shares)(a)		$25.12
Class I:
Net Asset Value, offering price and redemption price per share ($39,138,929 ÷ 1,382,319 shares)		$28.31

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$1,917,733
Interest		9,519
Income from Fidelity Central Funds		5,644
Income before foreign taxes withheld		1,932,896
Less foreign taxes withheld		(184,341)
Total income		1,748,555
Expenses
Management fee	$827,429
Transfer agent fees	308,586
Distribution and service plan fees	464,410
Accounting and security lending fees	61,547
Custodian fees and expenses	87,429
Independent trustees' compensation	531
Registration fees	63,254
Audit	60,896
Legal	367
Miscellaneous	878
Total expenses before reductions	1,875,327
Expense reductions	(1,871)	1,873,456
Net investment income (loss)		(124,901)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,229,670)
Foreign currency transactions	(8,979)
Total net realized gain (loss)		(6,238,649)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $234)	(2,620,181)
Assets and liabilities in foreign currencies	(1,134)
Total change in net unrealized appreciation (depreciation)		(2,621,315)
Net gain (loss)		(8,859,964)
Net increase (decrease) in net assets resulting from operations		$(8,984,865)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(124,901)	$2,639,231
Net realized gain (loss)	(6,238,649)	3,695,951
Change in net unrealized appreciation (depreciation)	(2,621,315)	(25,581,869)
Net increase (decrease) in net assets resulting from operations	(8,984,865)	(19,246,687)
Distributions to shareholders from net investment income	(1,665,857)	(1,398,621)
Distributions to shareholders from net realized gain	(2,157,468)	(15,842,060)
Total distributions	(3,823,325)	(17,240,681)
Share transactions - net increase (decrease)	(26,827,173)	4,069,053
Redemption fees	9,137	145,305
Total increase (decrease) in net assets	(39,626,226)	(32,273,010)
Net Assets
Beginning of period	270,053,709	302,326,719
End of period (including accumulated net investment loss of $586,010 and undistributed net investment income of $1,204,748, respectively)	$230,427,483	$270,053,709

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Asia Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$28.75	$32.05	$31.34	$28.87	$28.70	$32.97
Income from Investment Operations
Net investment income (loss)A	–B	.31	.30	.30	.34	.35
Net realized and unrealized gain (loss)	(.79)	(1.76)	2.00C	2.59	1.37	(2.62)
Total from investment operations	(.79)	(1.45)	2.30	2.89	1.71	(2.27)
Distributions from net investment income	(.22)	(.18)	(.26)	(.33)	(.31)	(.20)
Distributions from net realized gain	(.23)	(1.67)	(1.33)	(.09)	(1.23)	(1.81)
Total distributions	(.45)	(1.86)D	(1.59)	(.42)	(1.54)	(2.01)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	–B	.01
Net asset value, end of period	$27.51	$28.75	$32.05	$31.34	$28.87	$28.70
Total ReturnE,F,G	(2.77)%	(4.78)%	7.70%C	10.10%	6.36%	(7.44)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.45%J	1.37%	1.42%	1.41%	1.42%	1.39%
Expenses net of fee waivers, if any	1.45%J	1.37%	1.42%	1.41%	1.42%	1.39%
Expenses net of all reductions	1.45%J	1.36%	1.42%	1.38%	1.38%	1.35%
Net investment income (loss)	.03%J	1.00%	.96%	.99%	1.24%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$111,289	$125,528	$145,184	$155,104	$160,427	$179,346
Portfolio turnover rateK	51%J	70%	91%	95%	95%	119%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.18 at period end. Excluding this amount, the total return would have been 8.29%.

 D Total distributions of $1.86 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $1.674 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Asia Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$27.93	$31.17	$30.53	$28.13	$27.98	$32.20
Income from Investment Operations
Net investment income (loss)A	(.04)	.21	.20	.20	.25	.25
Net realized and unrealized gain (loss)	(.77)	(1.71)	1.94B	2.54	1.33	(2.55)
Total from investment operations	(.81)	(1.50)	2.14	2.74	1.58	(2.30)
Distributions from net investment income	(.13)	(.08)	(.17)	(.25)	(.20)	(.12)
Distributions from net realized gain	(.23)	(1.67)	(1.33)	(.09)	(1.23)	(1.81)
Total distributions	(.36)	(1.75)	(1.50)	(.34)	(1.43)	(1.93)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	.01
Net asset value, end of period	$26.76	$27.93	$31.17	$30.53	$28.13	$27.98
Total ReturnD,E,F	(2.92)%	(5.05)%	7.34%B	9.80%	6.04%	(7.70)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%I	1.68%	1.73%	1.70%	1.70%	1.70%
Expenses net of fee waivers, if any	1.75%I	1.68%	1.73%	1.70%	1.70%	1.69%
Expenses net of all reductions	1.75%I	1.67%	1.73%	1.67%	1.67%	1.65%
Net investment income (loss)	(.27)%I	.69%	.66%	.70%	.95%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$33,991	$37,720	$44,563	$47,620	$49,359	$55,452
Portfolio turnover rateJ	51%I	70%	91%	95%	95%	119%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.18 at period end. Excluding this amount, the total return would have been 7.93%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Asia Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$26.56	$29.63	$29.06	$26.77	$26.62	$30.72
Income from Investment Operations
Net investment income (loss)A	(.09)	.05	.05	.06	.12	.10
Net realized and unrealized gain (loss)	(.75)	(1.61)	1.85B	2.41	1.26	(2.44)
Total from investment operations	(.84)	(1.56)	1.90	2.47	1.38	(2.34)
Distributions from net investment income	–	–	–	(.09)	–	–
Distributions from net realized gain	(.23)	(1.52)	(1.33)	(.09)	(1.23)	(1.77)
Total distributions	(.23)	(1.52)	(1.33)	(.18)	(1.23)	(1.77)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	.01
Net asset value, end of period	$25.49	$26.56	$29.63	$29.06	$26.77	$26.62
Total ReturnD,E,F	(3.18)%	(5.51)%	6.84%B	9.27%	5.51%	(8.16)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.23%I	2.18%	2.22%	2.20%	2.19%	2.19%
Expenses net of fee waivers, if any	2.23%I	2.18%	2.22%	2.20%	2.19%	2.18%
Expenses net of all reductions	2.23%I	2.18%	2.22%	2.17%	2.16%	2.15%
Net investment income (loss)	(.76)%I	.19%	.16%	.20%	.46%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$2,658	$3,585	$6,661	$10,194	$15,823	$20,831
Portfolio turnover rateJ	51%I	70%	91%	95%	95%	119%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.17 at period end. Excluding this amount, the total return would have been 7.43%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Asia Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$26.17	$29.30	$28.78	$26.53	$26.44	$30.58
Income from Investment Operations
Net investment income (loss)A	(.09)	.07	.06	.07	.13	.11
Net realized and unrealized gain (loss)	(.72)	(1.59)	1.82B	2.39	1.25	(2.41)
Total from investment operations	(.81)	(1.52)	1.88	2.46	1.38	(2.30)
Distributions from net investment income	(.01)	–	(.03)	(.12)	(.06)	(.04)
Distributions from net realized gain	(.23)	(1.62)	(1.33)	(.09)	(1.23)	(1.81)
Total distributions	(.24)	(1.62)	(1.36)	(.21)	(1.29)	(1.85)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	.01
Net asset value, end of period	$25.12	$26.17	$29.30	$28.78	$26.53	$26.44
Total ReturnD,E,F	(3.12)%	(5.46)%	6.85%B	9.33%	5.57%	(8.10)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.18%I	2.11%	2.17%	2.16%	2.16%	2.13%
Expenses net of fee waivers, if any	2.18%I	2.11%	2.17%	2.16%	2.16%	2.13%
Expenses net of all reductions	2.18%I	2.10%	2.17%	2.12%	2.13%	2.10%
Net investment income (loss)	(.71)%I	.26%	.22%	.24%	.49%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$43,350	$51,651	$57,226	$61,824	$67,074	$78,939
Portfolio turnover rateJ	51%I	70%	91%	95%	95%	119%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.17 at period end. Excluding this amount, the total return would have been 7.44%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Asia Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.63	$33.00	$32.24	$29.67	$29.49	$33.80
Income from Investment Operations
Net investment income (loss)A	.05	.41	.40	.40	.44	.46
Net realized and unrealized gain (loss)	(.82)	(1.81)	2.04B	2.68	1.39	(2.69)
Total from investment operations	(.77)	(1.40)	2.44	3.08	1.83	(2.23)
Distributions from net investment income	(.32)	(.31)	(.35)	(.41)	(.42)	(.29)
Distributions from net realized gain	(.23)	(1.67)	(1.33)	(.09)	(1.23)	(1.81)
Total distributions	(.55)	(1.98)	(1.68)	(.51)C	(1.65)	(2.09)D
Redemption fees added to paid in capitalA	–E	.01	–E	–E	–E	.01
Net asset value, end of period	$28.31	$29.63	$33.00	$32.24	$29.67	$29.49
Total ReturnF,G	(2.63)%	(4.47)%	7.98%B	10.47%	6.64%	(7.13)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.13%J	1.07%	1.12%	1.11%	1.11%	1.10%
Expenses net of fee waivers, if any	1.13%J	1.07%	1.12%	1.11%	1.11%	1.10%
Expenses net of all reductions	1.13%J	1.06%	1.12%	1.08%	1.08%	1.06%
Net investment income (loss)	.34%J	1.30%	1.26%	1.29%	1.54%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$39,139	$51,569	$48,693	$36,310	$40,026	$49,888
Portfolio turnover rateK	51%J	70%	91%	95%	95%	119%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.19 at period end. Excluding this amount, the total return would have been 8.57%.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $.092 per share.

 D Total distributions of $2.09 per share is comprised of distributions from net investment income of $.288 and distributions from net realized gain of $1.805 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$40,693,195
Gross unrealized depreciation	(24,056,952)
Net unrealized appreciation (depreciation) on securities	$16,636,243
Tax cost	$213,863,379

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $60,431,417 and $87,373,839, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$140,033	$–
Class T	.25%	.25%	85,586	–
Class B	.75%	.25%	14,987	11,240
Class C	.75%	.25%	223,804	14,916
			$464,410	$26,156

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,257
Class T	2,581
Class B(a)	1,039
Class C(a)	2,011
$13,888

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$149,546.27
Class T	54,398.32
Class B	4,551.30
Class C	56,930.25
Class I	43,161.20
	$ 308,586

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $140 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $212 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,325. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $968 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $903.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$942,866	$822,279
Class T	171,419	110,077
Class C	15,517	–
Class I	536,055	466,265
Total	$1,665,857	$1,398,621
From net realized gain
Class A	$985,723	$7,521,830
Class T	305,631	2,362,422
Class B	29,826	322,901
Class C	446,122	3,108,927
Class I	390,166	2,525,980
Total	$2,157,468	$15,842,060

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	136,114	687,127	$3,637,496	$21,712,763
Reinvestment of distributions	63,044	249,985	1,757,041	7,544,560
Shares redeemed	(519,254)	(1,101,494)	(13,926,667)	(33,216,845)
Net increase (decrease)	(320,096)	(164,382)	$(8,532,130)	$(3,959,522)
Class T
Shares sold	39,660	134,384	$1,031,290	$4,095,325
Reinvestment of distributions	17,276	82,920	469,050	2,437,846
Shares redeemed	(137,302)	(296,419)	(3,553,002)	(8,755,323)
Net increase (decrease)	(80,366)	(79,115)	$(2,052,662)	$(2,222,152)
Class B
Shares sold	862	4,883	$22,474	$142,572
Reinvestment of distributions	1,009	10,090	26,127	283,216
Shares redeemed	(32,557)	(104,780)	(808,389)	(2,930,407)
Net increase (decrease)	(30,686)	(89,807)	$(759,788)	$(2,504,619)
Class C
Shares sold	57,428	485,886	$1,427,970	$14,051,553
Reinvestment of distributions	15,928	98,091	406,480	2,712,206
Shares redeemed	(321,034)	(563,292)	(7,758,326)	(15,169,240)
Net increase (decrease)	(247,678)	20,685	$(5,923,876)	$1,594,519
Class I
Shares sold	181,641	1,486,922	$4,981,851	$48,941,250
Reinvestment of distributions	25,883	81,888	741,553	2,540,162
Shares redeemed	(565,765)	(1,303,858)	(15,282,121)	(40,320,585)
Net increase (decrease)	(358,241)	264,952	$(9,558,717)	$11,160,827

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.45%
Actual		$1,000.00	$972.30	$7.11
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class T	1.75%
Actual		$1,000.00	$970.80	$8.58
Hypothetical-C		$1,000.00	$1,016.16	$8.77
Class B	2.23%
Actual		$1,000.00	$968.20	$10.91
Hypothetical-C		$1,000.00	$1,013.77	$11.17
Class C	2.18%
Actual		$1,000.00	$968.80	$10.67
Hypothetical-C		$1,000.00	$1,014.02	$10.92
Class I	1.13%
Actual		$1,000.00	$973.70	$5.55
Hypothetical-C		$1,000.00	$1,019.24	$5.67

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AEA-SANN-0616
1.703637.118

Fidelity Advisor® Diversified International Fund Class I Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.1	1.9
Bayer AG (Germany, Pharmaceuticals)	1.8	1.5
ORIX Corp. (Japan, Diversified Financial Services)	1.8	1.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.7	1.6
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.4	1.4
	8.8

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	21.4
Health Care	17.6	17.4
Consumer Discretionary	14.9	16.1
Consumer Staples	14.5	12.3
Information Technology	13.2	12.3

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	15.0	18.2
Japan	14.1	14.5
United States of America	8.5	7.3
Germany	8.5	7.6
Switzerland	4.8	4.7

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks and Equity Futures	97.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

As of October 31, 2015
Stocks and Equity Futures	95.2%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.7%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
Australia - 1.1%
Ansell Ltd. (a)	258,534	$3,918
Australia & New Zealand Banking Group Ltd.	459,310	8,419
CSL Ltd.	18,683	1,494
Magellan Financial Group Ltd.	289,293	4,729
Ramsay Health Care Ltd.	82,294	4,064

TOTAL AUSTRALIA		22,624

Austria - 0.3%
Andritz AG	65,400	3,663
Zumtobel AG	174,600	2,273

TOTAL AUSTRIA		5,936

Bailiwick of Jersey - 2.0%
Integrated Diagnostics Holdings PLC	164,400	764
Sanne Group PLC	333,100	2,148
Shire PLC	229,800	14,340
Wolseley PLC	226,863	12,707
WPP PLC	435,324	10,170

TOTAL BAILIWICK OF JERSEY		40,129

Belgium - 2.4%
Anheuser-Busch InBev SA NV	267,831	33,152
KBC Groep NV	265,798	14,922

TOTAL BELGIUM		48,074

Canada - 4.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	411,200	18,025
AutoCanada, Inc.	122,300	2,001
Canadian Energy Services & Technology Corp.	2,653,100	8,099
Cenovus Energy, Inc.	235,800	3,738
CGI Group, Inc. Class A (sub. vtg.) (a)	299,500	13,682
Constellation Software, Inc.	22,400	8,754
Fairfax India Holdings Corp. (a)	494,000	5,483
Imperial Oil Ltd.	149,400	4,955
Keyera Corp. (b)	98,200	3,163
PrairieSky Royalty Ltd.	81,669	1,720
Suncor Energy, Inc.	318,900	9,361
Tourmaline Oil Corp.(a)	199,800	4,608

TOTAL CANADA		83,589

Cayman Islands - 1.0%
58.com, Inc. ADR (a)	43,400	2,372
Alibaba Group Holding Ltd. sponsored ADR (a)	200,800	15,450
Lee's Pharmaceutical Holdings Ltd.	1,208,500	978
Regina Miracle International Holdings Ltd. (a)	1,136,558	1,725

TOTAL CAYMAN ISLANDS		20,525

China - 0.7%
Inner Mongoli Yili Industries Co. Ltd.	497,608	1,155
Kweichow Moutai Co. Ltd.	175,010	6,791
Qingdao Haier Co. Ltd.	3,912,122	5,034
Weifu High-Technology Co. Ltd. (B Shares)	239,500	506

TOTAL CHINA		13,486

Curacao - 0.8%
Schlumberger Ltd.	196,900	15,819
Denmark - 2.9%
Genmab A/S (a)	86,700	12,846
NNIT A/S	139,682	3,804
Novo Nordisk A/S Series B	740,740	41,354

TOTAL DENMARK		58,004

Finland - 0.3%
Sampo Oyj (A Shares)	113,300	4,947
France - 4.3%
Accor SA (b)	216,069	9,571
Air Liquide SA	22,860	2,593
ALTEN	36,200	2,238
Amundi SA	199,404	9,176
AXA SA	475,000	11,994
Capgemini SA	46,900	4,378
Danone SA	111,747	7,829
Publicis Groupe SA	56,310	4,167
Sanofi SA	317,468	26,168
VINCI SA	55,200	4,124
Worldline SA (a)(c)	124,824	3,496

TOTAL FRANCE		85,734

Germany - 7.4%
adidas AG	107,890	13,911
Axel Springer Verlag AG	42,100	2,351
Bayer AG	315,252	36,369
Brenntag AG	75,600	4,433
Continental AG	44,700	9,817
Deutsche Boerse AG	44,000	3,612
Deutsche Post AG	64,027	1,881
Fresenius SE & Co. KGaA	349,300	25,406
KION Group AG	108,500	5,911
Nexus AG	95,900	1,680
ProSiebenSat.1 Media AG	247,900	12,637
Rational AG	1,000	508
SAP AG	256,389	20,117
Symrise AG	116,900	7,745

TOTAL GERMANY		146,378

Hong Kong - 2.0%
AIA Group Ltd.	4,732,000	28,319
China Resources Beer Holdings Co. Ltd.	1,530,000	3,362
Hang Seng Bank Ltd.	139,800	2,535
Techtronic Industries Co. Ltd.	1,559,500	5,846

TOTAL HONG KONG		40,062

India - 3.2%
Apollo Hospitals Enterprise Ltd.	149,447	2,952
Axis Bank Ltd. (a)	563,244	4,006
Bharti Infratel Ltd.	1,488,127	8,400
Edelweiss Financial Services Ltd.	2,655,200	2,320
Exide Industries Ltd. (a)	1,136,771	2,520
HCL Technologies Ltd.	325,087	3,672
HDFC Bank Ltd. (a)	793,748	16,134
Housing Development Finance Corp. Ltd.	724,211	11,867
ITC Ltd.	1,552,545	7,595
LIC Housing Finance Ltd. (a)	274,208	1,908
Pidilite Industries Ltd. (a)	241,934	2,196

TOTAL INDIA		63,570

Indonesia - 0.5%
PT Bank Central Asia Tbk	4,553,100	4,505
PT Bank Rakyat Indonesia Tbk	6,393,400	5,018

TOTAL INDONESIA		9,523

Ireland - 3.2%
Allergan PLC (a)	62,800	13,600
DCC PLC (United Kingdom)	71,500	6,331
Greencore Group PLC	919,621	4,848
Horizon Pharma PLC (a)	218,400	3,357
Kerry Group PLC Class A	94,800	8,453
Medtronic PLC	132,300	10,472
Ryanair Holdings PLC sponsored ADR	194,360	15,733

TOTAL IRELAND		62,794

Isle of Man - 0.6%
Optimal Payments PLC (a)	1,284,533	7,155
Playtech Ltd.	483,525	5,684

TOTAL ISLE OF MAN		12,839

Israel - 2.6%
Cellcom Israel Ltd. (Israel) (a)	486,900	3,654
Check Point Software Technologies Ltd. (a)	132,000	10,939
Frutarom Industries Ltd.	132,000	6,765
Partner Communications Co. Ltd. (a)	162,104	843
Teva Pharmaceutical Industries Ltd. sponsored ADR	523,200	28,488

TOTAL ISRAEL		50,689

Italy - 0.7%
Intesa Sanpaolo SpA	3,417,900	9,501
Mediaset SpA	769,000	3,461

TOTAL ITALY		12,962

Japan - 14.1%
Ain Holdings, Inc.	77,700	3,775
Astellas Pharma, Inc.	1,346,700	18,157
Casio Computer Co. Ltd. (b)	228,500	4,348
Daiichikosho Co. Ltd.	74,400	3,119
Dentsu, Inc.	169,600	8,617
Don Quijote Holdings Co. Ltd.	177,700	6,322
Fast Retailing Co. Ltd.	9,200	2,422
Glory Ltd. (d)	58,800	1,926
Hoya Corp.	747,400	28,621
Japan Exchange Group, Inc.	632,300	9,417
Japan Tobacco, Inc.	474,200	19,375
KDDI Corp.	607,800	17,508
Keyence Corp.	37,400	22,417
Kubota Corp.	71,800	1,046
Minebea Mitsumi, Inc.	250,000	2,048
Misumi Group, Inc.	194,300	2,683
Mitsubishi UFJ Financial Group, Inc.	2,220,800	10,249
NGK Spark Plug Co. Ltd.	139,300	2,778
Nippon Paint Holdings Co. Ltd.	42,500	1,116
Nitori Holdings Co. Ltd.	84,100	7,823
NOF Corp.	282,000	2,220
Olympus Corp.	211,100	8,224
ORIX Corp.	2,507,100	35,463
Rakuten, Inc.	864,500	9,398
Seven & i Holdings Co. Ltd.	240,700	9,821
SHIMANO, Inc.	53,500	7,676
Shinsei Bank Ltd.	2,310,000	3,238
SoftBank Corp.	154,300	8,297
Suzuki Motor Corp.	141,400	3,875
Tsuruha Holdings, Inc.	141,100	13,534
Welcia Holdings Co. Ltd.	58,200	3,074

TOTAL JAPAN		278,587

Korea (South) - 0.2%
Orion Corp.	5,836	4,737
Luxembourg - 0.7%
Eurofins Scientific SA	36,500	13,543
Netherlands - 4.0%
AerCap Holdings NV (a)	162,700	6,510
Altice NV:
Class A (a)	837,674	12,709
Class B (a)	282,992	4,324
Gree Electric Appliances, Inc. of Zhuhai ELS (BNP Paribas Warrants Program) (A Shares)warrants 11/24/16 (a)(c)	144,800	430
IMCD Group BV	135,500	5,471
ING Groep NV (Certificaten Van Aandelen)	862,600	10,564
NXP Semiconductors NV (a)	85,900	7,326
RELX NV	691,942	11,611
Unilever NV (Certificaten Van Aandelen) (Bearer)	478,600	21,025

TOTAL NETHERLANDS		79,970

New Zealand - 0.1%
Ryman Healthcare Group Ltd.	252,900	1,577
Norway - 0.4%
Statoil ASA	479,000	8,431
Philippines - 0.2%
Alliance Global Group, Inc.	12,852,154	3,962
Singapore - 0.6%
Broadcom Ltd.	39,500	5,757
United Overseas Bank Ltd.	414,700	5,736

TOTAL SINGAPORE		11,493

South Africa - 1.1%
EOH Holdings Ltd.	427,200	4,158
Naspers Ltd. Class N (d)	134,900	18,510

TOTAL SOUTH AFRICA		22,668

Spain - 2.0%
Amadeus IT Holding SA Class A	338,700	15,412
Hispania Activos Inmobiliarios SA (a)	207,200	3,037
Inditex SA	633,569	20,339
Telepizza Group SAU	207,200	1,459

TOTAL SPAIN		40,247

Sweden - 2.5%
ASSA ABLOY AB (B Shares)	424,800	8,908
Coor Service Management Holding AB	445,200	2,107
HEXPOL AB (B Shares) (b)	146,900	1,518
Nordea Bank AB	1,247,400	12,108
Svenska Cellulosa AB (SCA) (B Shares)	571,900	18,011
Svenska Handelsbanken AB (A Shares) (b)	560,400	7,476

TOTAL SWEDEN		50,128

Switzerland - 4.8%
Actelion Ltd.	58,435	9,442
Compagnie Financiere Richemont SA Series A	51,033	3,403
Credit Suisse Group AG	536,264	8,161
GAM Holding Ltd.	84,407	1,100
Julius Baer Group Ltd.	72,090	3,089
Partners Group Holding AG	15,240	6,275
Roche Holding AG (participation certificate)	59,287	15,000
Sika AG	2,320	9,874
Syngenta AG (Switzerland)	63,418	25,386
UBS Group AG	784,733	13,579

TOTAL SWITZERLAND		95,309

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	904,700	21,342
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	817,800	3,911
United Kingdom - 15.0%
AA PLC	502,320	2,045
Associated British Foods PLC	157,700	7,060
B&M European Value Retail S.A.	2,403,811	9,743
British American Tobacco PLC sponsored ADR	75,500	9,222
BT Group PLC	2,003,100	12,984
Bunzl PLC	175,700	5,235
Capita Group PLC	266,100	3,892
Compass Group PLC	572,700	10,199
Dignity PLC	17,100	610
Diploma PLC	401,600	4,292
Essentra PLC	1,189,500	14,113
Halma PLC	119,100	1,552
Howden Joinery Group PLC	548,200	3,957
IMI PLC	164,400	2,246
Imperial Tobacco Group PLC	255,232	13,867
Indivior PLC	864,100	2,030
ITV PLC	3,882,500	12,775
Liberty Global PLC:
Class A (a)	143,600	5,418
Class C (a)	61,400	2,247
Lloyds Banking Group PLC	27,782,700	27,269
London Stock Exchange Group PLC	233,000	9,236
Micro Focus International PLC	538,200	12,024
Melrose Industries PLC	359,842	1,963
Next PLC	163,200	12,126
Poundland Group PLC	1,394,767	3,505
Prudential PLC	1,189,532	23,481
Reckitt Benckiser Group PLC	186,513	18,170
Rio Tinto PLC	59,500	1,996
Rolls-Royce Group PLC	735,400	7,194
SABMiller PLC	183,500	11,221
Schroders PLC	132,100	4,852
Softcat PLC	490,700	2,287
Sophos Group PLC	532,566	1,598
Spectris PLC	150,900	4,015
St. James's Place Capital PLC	1,188,700	15,059
The Restaurant Group PLC	571,100	2,296
Virgin Money Holdings Uk PLC	989,500	5,279
Whitbread PLC	167,233	9,461

TOTAL UNITED KINGDOM		296,519

United States of America - 8.1%
Alphabet, Inc.:
Class A	10,195	7,217
Class C	19,149	13,270
Amgen, Inc.	65,300	10,337
Baxalta, Inc.	122,500	5,139
Celgene Corp. (a)	66,400	6,866
Coach, Inc.	48,700	1,961
Cognizant Technology Solutions Corp. Class A (a)	98,700	5,761
Coty, Inc. Class A (b)	306,400	9,315
Fidelity National Information Services, Inc.	47,800	3,145
Las Vegas Sands Corp.	179,800	8,118
MasterCard, Inc. Class A	148,600	14,413
McGraw Hill Financial, Inc.	206,500	22,065
Mead Johnson Nutrition Co. Class A	23,500	2,048
Molson Coors Brewing Co. Class B	59,900	5,728
MSCI, Inc. Class A	27,500	2,088
NJOY, Inc. (a)(e)	725,849	93
Noble Energy, Inc.	88,700	3,203
Oceaneering International, Inc.	114,100	4,182
Phillips 66 Co.	51,100	4,196
Qualcomm, Inc.	159,600	8,063
Spectrum Brands Holdings, Inc.	23,700	2,692
Verisk Analytics, Inc. (a)	25,800	2,002
Visa, Inc. Class A	198,900	15,363
Western Digital Corp.	64,700	2,644

TOTAL UNITED STATES OF AMERICA		159,909

TOTAL COMMON STOCKS
(Cost $1,608,687)		1,890,017

Nonconvertible Preferred Stocks - 1.6%
Brazil - 0.5%
Itau Unibanco Holding SA	1,027,300	9,818
Germany - 1.1%
Henkel AG & Co. KGaA	178,800	20,408
Jungheinrich AG	12,800	1,207

TOTAL GERMANY		21,615

United Kingdom - 0.0%
Rolls-Royce Group PLC	52,213,400	76
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $25,429)		31,509
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.33% 5/26/16 to 7/28/16(f)
(Cost $520)	$520	520
	Shares	Value (000s)

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.38% (g)	51,741,019	51,741
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	24,789,142	24,789
TOTAL MONEY MARKET FUNDS
(Cost $76,530)		76,530
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $1,711,166)		1,998,576
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(16,604)
NET ASSETS - 100%		$1,981,972

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
97 CME Nikkei 225 Index Contracts (United States)	June 2016	7,724	$(527)

The face value of futures purchased as a percentage of Net Assets is 0.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,926,000 or 0.2% of net assets.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,000 or 0.0% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $520,000.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc.	6/7/13 - 2/14/14	$808

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$120
Fidelity Securities Lending Cash Central Fund	143
Total	$263

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$297,004	$205,023	$91,888	$93
Consumer Staples	284,293	205,353	78,940	--
Energy	71,475	63,044	8,431	--
Financials	410,280	205,105	205,175	--
Health Care	350,990	198,148	152,842	--
Industrials	120,332	98,041	22,291	--
Information Technology	259,944	217,410	42,534	--
Materials	75,522	67,597	7,925	--
Telecommunication Services	51,686	12,897	38,789	--
Government Obligations	520	--	520	--
Money Market Funds	76,530	76,530	--	--
Total Investments in Securities:	$1,998,576	$1,349,148	$649,335	$93
Derivative Instruments:
Liabilities
Futures Contracts	$(527)	$(527)	$--	$--
Total Liabilities	$(527)	$(527)	$--	$--
Total Derivative Instruments:	$(527)	$(527)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$26,947
Level 2 to Level 1	$200,408

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(527)
Total Equity Risk	0	(527)
Total Value of Derivatives	$0	$(527)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,407) — See accompanying schedule: Unaffiliated issuers (cost $1,634,636)	$1,922,046
Fidelity Central Funds (cost $76,530)	76,530
Total Investments (cost $1,711,166)		$1,998,576
Foreign currency held at value (cost $293)		293
Receivable for investments sold
Regular delivery		5,501
Delayed delivery		508
Receivable for fund shares sold		1,748
Dividends receivable		10,340
Distributions receivable from Fidelity Central Funds		78
Prepaid expenses		1
Other receivables		198
Total assets		2,017,243
Liabilities
Payable for investments purchased	$5,254
Payable for fund shares redeemed	2,844
Accrued management fee	1,126
Distribution and service plan fees payable	431
Payable for daily variation margin for derivative instruments	199
Other affiliated payables	424
Other payables and accrued expenses	204
Collateral on securities loaned, at value	24,789
Total liabilities		35,271
Net Assets		$1,981,972
Net Assets consist of:
Paid in capital		$4,321,905
Undistributed net investment income		9,333
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,636,280)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		287,014
Net Assets		$1,981,972
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($616,707 ÷ 32,029.5 shares)		$19.25
Maximum offering price per share (100/94.25 of $19.25)		$20.42
Class T:
Net Asset Value and redemption price per share ($246,458 ÷ 12,895.7 shares)		$19.11
Maximum offering price per share (100/96.50 of $19.11)		$19.80
Class B:
Net Asset Value and offering price per share ($7,411 ÷ 399.8 shares)(a)		$18.54
Class C:
Net Asset Value and offering price per share ($228,358 ÷ 12,393.1 shares)(a)		$18.43
Class I:
Net Asset Value, offering price and redemption price per share ($794,709 ÷ 40,606.7 shares)		$19.57
Class Z:
Net Asset Value, offering price and redemption price per share ($88,329 ÷ 4,515.7 shares)		$19.56

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$23,035
Interest		4
Income from Fidelity Central Funds		263
Income before foreign taxes withheld		23,302
Less foreign taxes withheld		(1,688)
Total income		21,614
Expenses
Management fee	$6,583
Transfer agent fees	2,108
Distribution and service plan fees	2,613
Accounting and security lending fees	432
Custodian fees and expenses	116
Independent trustees' compensation	4
Registration fees	106
Audit	60
Legal	6
Miscellaneous	5
Total expenses before reductions	12,033
Expense reductions	(21)	12,012
Net investment income (loss)		9,602
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,719)
Foreign currency transactions	176
Futures contracts	(468)
Total net realized gain (loss)		(13,011)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $21)	(66,550)
Assets and liabilities in foreign currencies	113
Futures contracts	(966)
Total change in net unrealized appreciation (depreciation)		(67,403)
Net gain (loss)		(80,414)
Net increase (decrease) in net assets resulting from operations		$(70,812)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,602	$14,320
Net realized gain (loss)	(13,011)	39,040
Change in net unrealized appreciation (depreciation)	(67,403)	18,118
Net increase (decrease) in net assets resulting from operations	(70,812)	71,478
Distributions to shareholders from net investment income	(12,902)	(18,738)
Distributions to shareholders from net realized gain	–	(2,141)
Total distributions	(12,902)	(20,879)
Share transactions - net increase (decrease)	40,304	63,265
Redemption fees	14	27
Total increase (decrease) in net assets	(43,396)	113,891
Net Assets
Beginning of period	2,025,368	1,911,477
End of period (including undistributed net investment income of $9,333 and undistributed net investment income of $12,633, respectively)	$1,981,972	$2,025,368

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.10	$19.56	$19.47	$15.63	$14.61	$15.63
Income from Investment Operations
Net investment income (loss)A	.09	.15	.27B	.19	.18	.22C
Net realized and unrealized gain (loss)	(.81)	.61	.17	3.92	1.03	(1.01)
Total from investment operations	(.72)	.76	.44	4.11	1.21	(.79)
Distributions from net investment income	(.13)	(.20)	(.18)	(.21)	(.19)	(.20)
Distributions from net realized gain	–	(.02)	(.17)	(.06)	–	(.03)
Total distributions	(.13)	(.22)	(.35)	(.27)	(.19)	(.23)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$19.25	$20.10	$19.56	$19.47	$15.63	$14.61
Total ReturnE,F,G	(3.62)%	3.93%	2.28%	26.69%	8.47%	(5.15)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.23%J	1.22%	1.26%	1.31%	1.32%	1.31%
Expenses net of fee waivers, if any	1.23%J	1.22%	1.26%	1.30%	1.32%	1.31%
Expenses net of all reductions	1.23%J	1.21%	1.26%	1.28%	1.31%	1.29%
Net investment income (loss)	.98%J	.75%	1.34%B	1.08%	1.20%	1.38%C
Supplemental Data
Net assets, end of period (in millions)	$617	$662	$693	$756	$762	$916
Portfolio turnover rateK	24%J	34%	40%	50%	34%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.92	$19.38	$19.30	$15.49	$14.46	$15.47
Income from Investment Operations
Net investment income (loss)A	.07	.10	.21B	.14	.14	.18C
Net realized and unrealized gain (loss)	(.81)	.61	.18	3.89	1.03	(.99)
Total from investment operations	(.74)	.71	.39	4.03	1.17	(.81)
Distributions from net investment income	(.07)	(.15)	(.14)	(.16)	(.14)	(.16)
Distributions from net realized gain	–	(.02)	(.17)	(.06)	–	(.03)
Total distributions	(.07)	(.17)	(.31)	(.22)	(.14)	(.20)D
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$19.11	$19.92	$19.38	$19.30	$15.49	$14.46
Total ReturnF,G,H	(3.73)%	3.67%	2.04%	26.37%	8.17%	(5.35)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.49%K	1.48%	1.51%	1.55%	1.58%	1.55%
Expenses net of fee waivers, if any	1.49%K	1.48%	1.51%	1.55%	1.58%	1.55%
Expenses net of all reductions	1.49%K	1.47%	1.51%	1.53%	1.57%	1.53%
Net investment income (loss)	.72%K	.49%	1.09%B	.83%	.94%	1.14%C
Supplemental Data
Net assets, end of period (in millions)	$246	$271	$284	$319	$304	$404
Portfolio turnover rateL	24%K	34%	40%	50%	34%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.034 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.31	$18.75	$18.65	$14.95	$13.91	$14.91
Income from Investment Operations
Net investment income (loss)A	.01	(.01)	.10B	.05	.06	.09C
Net realized and unrealized gain (loss)	(.78)	.59	.17	3.77	1.00	(.96)
Total from investment operations	(.77)	.58	.27	3.82	1.06	(.87)
Distributions from net investment income	–	–	–	(.06)	(.02)	(.10)
Distributions from net realized gain	–	(.02)	(.17)	(.06)	–	(.03)
Total distributions	–	(.02)	(.17)	(.12)	(.02)	(.13)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$18.54	$19.31	$18.75	$18.65	$14.95	$13.91
Total ReturnE,F,G	(3.99)%	3.11%	1.45%	25.72%	7.64%	(5.89)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.05%J	2.05%	2.07%	2.08%	2.08%	2.08%
Expenses net of fee waivers, if any	2.05%J	2.05%	2.07%	2.08%	2.08%	2.08%
Expenses net of all reductions	2.05%J	2.04%	2.07%	2.06%	2.07%	2.06%
Net investment income (loss)	.16%J	(.08)%	.53%B	.30%	.44%	.61%C
Supplemental Data
Net assets, end of period (in millions)	$7	$11	$19	$36	$59	$94
Portfolio turnover rateK	24%J	34%	40%	50%	34%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.19	$18.68	$18.63	$14.97	$13.95	$14.95
Income from Investment Operations
Net investment income (loss)A	.02	–	.11B	.06	.06	.10C
Net realized and unrealized gain (loss)	(.78)	.59	.18	3.75	1.01	(.96)
Total from investment operations	(.76)	.59	.29	3.81	1.07	(.86)
Distributions from net investment income	–	(.06)	(.07)	(.09)	(.05)	(.11)
Distributions from net realized gain	–	(.02)	(.17)	(.06)	–	(.03)
Total distributions	–	(.08)	(.24)	(.15)	(.05)	(.14)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$18.43	$19.19	$18.68	$18.63	$14.97	$13.95
Total ReturnE,F,G	(3.96)%	3.15%	1.58%	25.71%	7.71%	(5.83)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.98%J	1.97%	2.00%	2.04%	2.06%	2.05%
Expenses net of fee waivers, if any	1.98%J	1.97%	2.00%	2.04%	2.06%	2.05%
Expenses net of all reductions	1.98%J	1.96%	2.00%	2.01%	2.05%	2.03%
Net investment income (loss)	.23%J	- %K	.60%B	.35%	.46%	.64%C
Supplemental Data
Net assets, end of period (in millions)	$228	$251	$243	$264	$246	$302
Portfolio turnover rateL	24%J	34%	40%	50%	34%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.46	$19.91	$19.80	$15.90	$14.87	$15.90
Income from Investment Operations
Net investment income (loss)A	.12	.21	.33B	.24	.23	.28C
Net realized and unrealized gain (loss)	(.82)	.63	.18	3.98	1.05	(1.03)
Total from investment operations	(.70)	.84	.51	4.22	1.28	(.75)
Distributions from net investment income	(.19)	(.26)	(.23)	(.26)	(.25)	(.25)
Distributions from net realized gain	–	(.02)	(.17)	(.06)	–	(.03)
Total distributions	(.19)	(.29)D	(.40)	(.32)	(.25)	(.28)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$19.57	$20.46	$19.91	$19.80	$15.90	$14.87
Total ReturnF,G	(3.48)%	4.24%	2.60%	27.03%	8.83%	(4.85)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.95%J	.94%	.97%	.99%	1.00%	.99%
Expenses net of fee waivers, if any	.95%J	.94%	.97%	.99%	1.00%	.99%
Expenses net of all reductions	.95%J	.94%	.97%	.97%	.99%	.97%
Net investment income (loss)	1.26%J	1.03%	1.63%B	1.39%	1.52%	1.70%C
Supplemental Data
Net assets, end of period (in millions)	$795	$747	$648	$636	$546	$723
Portfolio turnover rateK	24%J	34%	40%	50%	34%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.022 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$20.46	$19.93	$19.81	$18.54
Income from Investment Operations
Net investment income (loss)B	.14	.24	.36C	.03
Net realized and unrealized gain (loss)	(.82)	.61	.19	1.24
Total from investment operations	(.68)	.85	.55	1.27
Distributions from net investment income	(.22)	(.30)	(.26)	–
Distributions from net realized gain	–	(.02)	(.17)	–
Total distributions	(.22)	(.32)	(.43)	–
Redemption fees added to paid in capitalB	–D	–D	–D	–
Net asset value, end of period	$19.56	$20.46	$19.93	$19.81
Total ReturnE,F	(3.38)%	4.34%	2.81%	6.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.81%	.83%I
Expenses net of fee waivers, if any	.79%I	.79%	.81%	.83%I
Expenses net of all reductions	.79%I	.78%	.81%	.80%I
Net investment income (loss)	1.42%I	1.18%	1.79%C	.77%I
Supplemental Data
Net assets, end of period (000 omitted)	$88,329	$82,925	$24,050	$107
Portfolio turnover rateJ	24%I	34%	40%	50%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$396,652
Gross unrealized depreciation	(127,366)
Net unrealized appreciation (depreciation) on securities	$269,286
Tax cost	$1,729,290

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(2,606,019)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(468) and a change in net unrealized appreciation (depreciation) of $(966) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $316,532 and $227,752, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$778	$–
Class T	.25%	.25%	626	–
Class B	.75%	.25%	45	34
Class C	.75%	.25%	1,164	70
			$2,613	$104

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$43
Class T	11
Class B(a)	1
Class C(a)	6
$61

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$728.23
Class T	307.24
Class B	14.30
Class C	275.24
Class I	764.20
Class Z	20.05
	$2,108

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $143. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $14 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$4,188	$7,030
Class T	941	2,091
Class C	–	706
Class I	6,836	8,555
Class Z	937	356
Total	$12,902	$18,738
From net realized gain
Class A	$–	$727
Class T	–	317
Class B	–	21
Class C	–	280
Class I	–	770
Class Z	–	26
Total	$–	$2,141

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	2,734	6,331	$52,492	$128,828
Reinvestment of distributions	200	378	3,990	7,410
Shares redeemed	(3,816)	(9,229)	(72,623)	(183,333)
Net increase (decrease)	(882)	(2,520)	$(16,141)	$(47,095)
Class T
Shares sold	524	1,574	$9,870	$31,817
Reinvestment of distributions	46	120	909	2,332
Shares redeemed	(1,301)	(2,697)	(24,515)	(53,711)
Net increase (decrease)	(731)	(1,003)	$(13,736)	$(19,562)
Class B
Shares sold	3	20	$56	$400
Reinvestment of distributions	–	1	–	19
Shares redeemed	(178)	(467)	(3,252)	(9,077)
Net increase (decrease)	(175)	(446)	$(3,196)	$(8,658)
Class C
Shares sold	591	2,044	$10,857	$40,003
Reinvestment of distributions	–	44	–	826
Shares redeemed	(1,284)	(2,036)	(23,333)	(39,156)
Net increase (decrease)	(693)	52	$(12,476)	$1,673
Class I
Shares sold	10,468	13,465	$200,204	$273,323
Reinvestment of distributions	284	415	5,760	8,253
Shares redeemed	(6,665)	(9,912)	(129,454)	(200,987)
Net increase (decrease)	4,087	3,968	$76,510	$80,589
Class Z
Shares sold	700	3,275	$13,837	$65,174
Reinvestment of distributions	46	19	937	382
Shares redeemed	(282)	(449)	(5,431)	(9,238)
Net increase (decrease)	464	2,845	$9,343	$56,318

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.23%
Actual		$1,000.00	$963.80	$6.01
Hypothetical-C		$1,000.00	$1,018.75	$6.17
Class T	1.49%
Actual		$1,000.00	$962.70	$7.27
Hypothetical-C		$1,000.00	$1,017.45	$7.47
Class B	2.05%
Actual		$1,000.00	$960.10	$9.99
Hypothetical-C		$1,000.00	$1,014.67	$10.27
Class C	1.98%
Actual		$1,000.00	$960.40	$9.65
Hypothetical-C		$1,000.00	$1,015.02	$9.92
Class I	.95%
Actual		$1,000.00	$965.20	$4.64
Hypothetical-C		$1,000.00	$1,020.14	$4.77
Class Z	.79%
Actual		$1,000.00	$966.20	$3.86
Hypothetical-C		$1,000.00	$1,020.93	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ADIFI-SANN-0616
1.720069.117

Fidelity Advisor® Overseas Fund Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.6	2.4
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.1	1.9
Sanofi SA (France, Pharmaceuticals)	1.7	2.0
Howden Joinery Group PLC (United Kingdom, Specialty Retail)	1.7	1.8
NEXT Co. Ltd. (Japan, Media)	1.7	1.0
	9.8

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.1	29.7
Information Technology	17.2	12.9
Financials	14.2	16.5
Health Care	12.9	13.4
Consumer Staples	10.4	10.4

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	20.8	17.9
United Kingdom	18.4	22.9
United States of America	10.8	9.5
France	9.5	9.2
Germany	6.5	4.2

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

As of October 31, 2015
Stocks	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
Australia - 1.7%
AMP Ltd.	186,173	$832
BHP Billiton Ltd.	146,394	2,286
Carsales.com Ltd.	597,678	5,344
McMillan Shakespeare Ltd.	285,153	2,663

TOTAL AUSTRALIA		11,125

Austria - 0.9%
Wienerberger AG	304,300	6,012
Bailiwick of Jersey - 2.3%
Integrated Diagnostics Holdings PLC	95,400	444
Shire PLC	66,000	4,119
Wolseley PLC	196,467	11,005

TOTAL BAILIWICK OF JERSEY		15,568

Belgium - 0.8%
Ageas	35,290	1,384
KBC Groep NV	36,411	2,044
UCB SA	21,700	1,624

TOTAL BELGIUM		5,052

Bermuda - 0.4%
Oriental Watch Holdings Ltd.	2,992,000	362
Signet Jewelers Ltd.	18,600	2,019

TOTAL BERMUDA		2,381

Canada - 0.5%
Entertainment One Ltd.	1,174,777	3,176
Cayman Islands - 3.2%
58.com, Inc. ADR (a)	67,600	3,694
Alibaba Group Holding Ltd. sponsored ADR (a)	79,400	6,109
Autohome, Inc. ADR Class A (a)	37,000	1,094
Bitauto Holdings Ltd. ADR (a)	18,300	457
Fu Shou Yuan International Group Ltd.	1,020,000	716
Goodbaby International Holdings Ltd. (a)	973,000	545
New Oriental Education & Technology Group, Inc. sponsored ADR	43,900	1,719
Tencent Holdings Ltd.	344,800	7,016

TOTAL CAYMAN ISLANDS		21,350

China - 0.3%
TravelSky Technology Ltd. (H Shares)	925,000	1,719
Denmark - 2.6%
Danske Bank A/S	74,564	2,109
Novo Nordisk A/S:
Series B	18,115	1,011
Series B sponsored ADR (b)	229,400	12,798
Scandinavian Tobacco Group A/S	62,255	990

TOTAL DENMARK		16,908

France - 9.5%
AXA SA	49,558	1,251
AXA SA sponsored ADR	59,100	1,496
BNP Paribas SA	79,616	4,215
Compagnie de St. Gobain	126,500	5,793
Havas SA	826,400	6,915
Iliad SA	4,606	1,007
Ipsen SA	42,800	2,590
Orange SA	187,300	3,112
Pernod Ricard SA	45,300	4,890
Safran SA	25,600	1,764
Sanofi SA	107,373	8,850
Sanofi SA sponsored ADR	62,100	2,552
Societe Generale Series A	49,362	1,942
Total SA	153,455	7,756
Ubisoft Entertainment SA (a)	93,324	2,711
Vivendi SA (b)	290,500	5,581

TOTAL FRANCE		62,425

Germany - 5.5%
adidas AG	29,400	3,791
Allianz SE	13,848	2,356
Axel Springer Verlag AG	57,700	3,222
Bayer AG	61,340	7,076
CTS Eventim AG	116,482	4,080
Deutsche Bank AG	31,560	595
Deutsche Boerse AG	42,969	3,527
Deutsche Telekom AG	228,800	4,016
E.ON AG	97,992	1,016
SAP AG	40,940	3,212
SAP AG sponsored ADR	32,900	2,587
Scout24 Holding GmbH (a)	29,400	1,078

TOTAL GERMANY		36,556

Hong Kong - 0.4%
Television Broadcasts Ltd.	644,200	2,403
India - 0.4%
Info Edge India Ltd.	214,247	2,425
Just Dial Ltd.	25,947	331

TOTAL INDIA		2,756

Ireland - 0.6%
Paddy Power PLC (Ireland)	31,270	4,191
Presbia PLC (a)	16,010	63

TOTAL IRELAND		4,254

Isle of Man - 0.9%
Playtech Ltd.	484,907	5,700
Italy - 2.2%
Brunello Cucinelli SpA	4,900	96
DiaSorin S.p.A.	43,100	2,517
Eni SpA	60,300	985
Eni SpA sponsored ADR	22,300	731
Intesa Sanpaolo SpA	2,295,700	6,382
Mediaset SpA	843,600	3,796

TOTAL ITALY		14,507

Japan - 20.8%
Arcland Service Co. Ltd.	335,500	9,398
Astellas Pharma, Inc.	734,500	9,903
COLOPL, Inc.	168,300	3,325
Daiwa Securities Group, Inc.	208,000	1,211
Dentsu, Inc.	134,100	6,813
Fuji Media Holdings, Inc.	68,900	780
Fukuda Denshi Co. Ltd.	16,700	912
Hitachi Ltd.	703,000	3,221
Honda Motor Co. Ltd.	77,200	2,083
Hoya Corp.	152,100	5,825
Infomart Corp. (b)	46,400	415
Japan Tobacco, Inc.	138,600	5,663
Kakaku.com, Inc.	38,700	697
Keyence Corp.	4,700	2,817
Misumi Group, Inc.	427,000	5,897
Mitsubishi UFJ Financial Group, Inc.	744,400	3,435
MS&AD Insurance Group Holdings, Inc.	53,900	1,424
Nakanishi, Inc.	17,900	587
NEXT Co. Ltd. (b)	999,200	11,173
Nintendo Co. Ltd.	17,600	2,383
Nomura Holdings, Inc.	204,200	868
Olympus Corp.	138,900	5,411
ORIX Corp.	489,000	6,917
Proto Corp.	36,500	479
Rakuten, Inc.	722,400	7,853
Recruit Holdings Co. Ltd.	174,800	5,401
San-A Co. Ltd.	79,900	3,678
SoftBank Corp.	79,300	4,264
Sony Corp.	50,300	1,218
Sony Corp. sponsored ADR	163,800	3,948
Sumitomo Mitsui Financial Group, Inc.	70,100	2,109
Sundrug Co. Ltd.	10,700	760
Tokio Marine Holdings, Inc.	59,300	1,940
Welcia Holdings Co. Ltd.	164,000	8,663
Zojirushi Thermos (b)	374,700	5,589

TOTAL JAPAN		137,060

Korea (South) - 0.7%
LG Household & Health Care Ltd.	1,675	1,472
Medy-Tox, Inc.	3,602	1,330
NAVER Corp.	2,675	1,581

TOTAL KOREA (SOUTH)		4,383

Malta - 0.8%
Kambi Group PLC (a)(b)	238,000	4,105
Unibet Group PLC unit	118,500	1,337

TOTAL MALTA		5,442

Mauritius - 0.1%
MakeMyTrip Ltd. (a)(b)	55,400	1,017
Netherlands - 1.3%
AEGON NV	109,900	632
Arcadis NV	105,800	1,812
ASML Holding NV	13,857	1,339
ING Groep NV:
(Certificaten Van Aandelen)	181,810	2,227
sponsored ADR	59,300	728
Koninklijke Wessanen NV	169,606	1,752

TOTAL NETHERLANDS		8,490

New Zealand - 1.4%
EBOS Group Ltd.	99,154	1,105
Ryman Healthcare Group Ltd.	237,031	1,478
Trade Maine Group Ltd.	2,104,509	6,701

TOTAL NEW ZEALAND		9,284

Norway - 1.5%
Schibsted ASA:
(A Shares)	78,500	2,290
(B Shares)	78,500	2,232
Statoil ASA	70,900	1,248
Statoil ASA sponsored ADR (b)	241,400	4,246

TOTAL NORWAY		10,016

Philippines - 0.0%
Melco Crown Philippines Resort (a)	7,218,600	353
South Africa - 1.3%
Naspers Ltd. Class N	60,900	8,356
Spain - 1.9%
Atresmedia Corporacion de Medios de Comunicacion SA (b)	293,000	3,815
Banco Bilbao Vizcaya Argentaria SA	258,951	1,779
Banco Santander SA (Spain)	184,604	935
Mediaset Espana Comunicacion SA	279,417	3,628
Melia Hotels International SA (b)	217,700	2,740

TOTAL SPAIN		12,897

Sweden - 1.7%
Arcam AB (a)(b)	25,600	558
Getinge AB (B Shares)	99,300	2,100
Nordea Bank AB	305,800	2,968
Svenska Cellulosa AB (SCA) (B Shares)	145,100	4,570
Swedbank AB (A Shares)	51,612	1,113

TOTAL SWEDEN		11,309

Switzerland - 5.4%
Credit Suisse Group AG	127,052	1,934
Julius Baer Group Ltd.	15,170	650
Nestle SA	230,437	17,196
Roche Holding AG (participation certificate)	12,818	3,243
Syngenta AG (Switzerland)	22,019	8,814
UBS Group AG	208,359	3,606

TOTAL SWITZERLAND		35,443

United Kingdom - 18.4%
AstraZeneca PLC (United Kingdom)	69,873	4,009
Barclays PLC	1,310,549	3,290
BHP Billiton PLC	88,741	1,213
BP PLC	368,700	2,031
BP PLC sponsored ADR	50,191	1,685
Brammer PLC (b)	85,132	217
Dechra Pharmaceuticals PLC	73,200	1,183
Diageo PLC	277,567	7,504
Essentra PLC	192,525	2,284
Foxtons Group PLC	470,700	994
Howden Joinery Group PLC	1,560,600	11,265
HSBC Holdings PLC:
(United Kingdom)	469,000	3,108
sponsored ADR	140,191	4,673
ITV PLC	1,992,600	6,557
Johnson Matthey PLC	30,904	1,304
JUST EAT Ltd. (a)	279,914	1,569
LivaNova PLC (a)	19,842	1,054
Lloyds Banking Group PLC	6,590,799	6,469
M&C Saatchi PLC	887,505	4,487
Micro Focus International PLC	20,400	456
Moneysupermarket.com Group PLC	565,100	2,592
Nahl Group PCL	106,110	379
Prudential PLC	68,829	1,359
Rightmove PLC	112,200	6,325
Rio Tinto PLC	68,432	2,296
Rolls-Royce Group PLC	217,174	2,124
Royal Bank of Scotland Group PLC (a)	120,080	404
Royal Dutch Shell PLC:
Class A (United Kingdom)	233,928	6,127
Class B (United Kingdom)	156,090	4,098
Shawbrook Group PLC	572,500	2,397
Softcat PLC	95,400	445
SThree PLC	218,000	1,083
SuperGroup PLC	144,500	2,574
Ted Baker PLC	65,400	2,279
Virgin Money Holdings Uk PLC	692,700	3,695
Vodafone Group PLC	2,814,600	9,068
Whitbread PLC	17,336	981
Zoopla Property Group PLC (b)	1,791,000	7,707

TOTAL UNITED KINGDOM		121,285

United States of America - 10.8%
Alphabet, Inc.:
Class A	8,200	5,805
Class C	3,214	2,227
BlackRock, Inc. Class A	12,100	4,312
Boston Beer Co., Inc. Class A (a)	10,800	1,686
Dave & Buster's Entertainment, Inc. (a)	27,626	1,069
Dunkin' Brands Group, Inc.	41,100	1,911
eBay, Inc. (a)	74,100	1,810
Electronic Arts, Inc. (a)	30,100	1,862
Facebook, Inc. Class A (a)	58,700	6,902
Molson Coors Brewing Co. Class B	14,500	1,387
Monsanto Co.	26,700	2,501
Monster Beverage Corp.	16,400	2,365
PayPal Holdings, Inc. (a)	105,300	4,126
Priceline Group, Inc. (a)	6,900	9,271
Sprouts Farmers Market LLC (a)	244,900	6,874
Tiffany & Co., Inc.	43,000	3,068
TripAdvisor, Inc. (a)	17,900	1,156
Visa, Inc. Class A	107,500	8,303
World Wrestling Entertainment, Inc. Class A (b)	135,200	2,250
Zillow Group, Inc.:
Class A (a)(b)	36,400	911
Class C (a)(b)	52,000	1,250

TOTAL UNITED STATES OF AMERICA		71,046

TOTAL COMMON STOCKS
(Cost $611,441)		648,273

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Sartorius AG (non-vtg.)	13,500	3,330
Volkswagen AG	22,900	3,316

TOTAL GERMANY		6,646

United Kingdom - 0.0%
Rolls-Royce Group PLC	16,406,254	24
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,453)		6,670

Money Market Funds - 4.4%
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)
(Cost $29,151)	29,151,323	29,151
TOTAL INVESTMENT PORTFOLIO - 103.7%
(Cost $645,045)		684,094
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(24,324)
NET ASSETS - 100%		$659,770

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$22
Fidelity Securities Lending Cash Central Fund	334
Total	$356

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$179,083	$124,090	$54,993	$--
Consumer Staples	68,460	24,996	43,464	--
Energy	28,907	6,662	22,245	--
Financials	94,300	44,840	49,460	--
Health Care	85,114	41,244	43,870	--
Industrials	44,353	22,050	22,303	--
Information Technology	111,545	86,740	24,805	--
Materials	20,698	14,903	5,795	--
Telecommunication Services	21,467	1,007	20,460	--
Utilities	1,016	--	1,016	--
Money Market Funds	29,151	29,151	--	--
Total Investments in Securities:	$684,094	$395,683	$288,411	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$7,119
Level 2 to Level 1	$25,663

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,819) — See accompanying schedule: Unaffiliated issuers (cost $615,894)	$654,943
Fidelity Central Funds (cost $29,151)	29,151
Total Investments (cost $645,045)		$684,094
Foreign currency held at value (cost $162)		162
Receivable for investments sold		3,145
Receivable for fund shares sold		104
Dividends receivable		3,050
Distributions receivable from Fidelity Central Funds		83
Prepaid expenses		1
Other receivables		69
Total assets		690,708
Liabilities
Payable to custodian bank	$120
Payable for investments purchased	262
Payable for fund shares redeemed	633
Accrued management fee	446
Distribution and service plan fees payable	138
Other affiliated payables	136
Other payables and accrued expenses	52
Collateral on securities loaned, at value	29,151
Total liabilities		30,938
Net Assets		$659,770
Net Assets consist of:
Paid in capital		$643,378
Undistributed net investment income		2,765
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,420)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,047
Net Assets		$659,770
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($66,365.3 ÷ 3,205.922 shares)		$20.70
Maximum offering price per share (100/94.25 of $20.70)		$21.96
Class T:
Net Asset Value and redemption price per share ($258,244.1 ÷ 12,159.900 shares)		$21.24
Maximum offering price per share (100/96.50 of $21.24)		$22.01
Class B:
Net Asset Value and offering price per share ($1,012.8 ÷ 50.811 shares)(a)		$19.93
Class C:
Net Asset Value and offering price per share ($17,397.2 ÷ 865.258 shares)(a)		$20.11
Class I:
Net Asset Value, offering price and redemption price per share ($316,750.8 ÷ 14,988.925 shares)		$21.13

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$7,634
Income from Fidelity Central Funds		356
Income before foreign taxes withheld		7,990
Less foreign taxes withheld		(666)
Total income		7,324
Expenses
Management fee
Basic fee	$2,187
Performance adjustment	509
Transfer agent fees	652
Distribution and service plan fees	838
Accounting and security lending fees	163
Custodian fees and expenses	43
Independent trustees' compensation	1
Registration fees	49
Audit	49
Legal	1
Miscellaneous	3
Total expenses before reductions	4,495
Expense reductions	(6)	4,489
Net investment income (loss)		2,835
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,788
Foreign currency transactions	(34)
Total net realized gain (loss)		1,754
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,297)
Assets and liabilities in foreign currencies	90
Total change in net unrealized appreciation (depreciation)		(29,207)
Net gain (loss)		(27,453)
Net increase (decrease) in net assets resulting from operations		$(24,618)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,835	$6,559
Net realized gain (loss)	1,754	25,791
Change in net unrealized appreciation (depreciation)	(29,207)	(15,390)
Net increase (decrease) in net assets resulting from operations	(24,618)	16,960
Distributions to shareholders from net investment income	(2,404)	(1,529)
Share transactions - net increase (decrease)	4,899	(42,896)
Redemption fees	10	9
Total increase (decrease) in net assets	(22,113)	(27,456)
Net Assets
Beginning of period	681,883	709,339
End of period (including undistributed net investment income of $2,765 and undistributed net investment income of $2,334, respectively)	$659,770	$681,883

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Overseas Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.59	$21.09	$21.61	$16.76	$16.13	$17.77
Income from Investment Operations
Net investment income (loss)A	.09	.19	.24	.17	.23	.16
Net realized and unrealized gain (loss)	(.90)	.33	(.50)	4.97	.64	(1.54)
Total from investment operations	(.81)	.52	(.26)	5.14	.87	(1.38)
Distributions from net investment income	(.08)	(.02)	(.18)	(.25)	(.24)	(.21)
Distributions from net realized gain	–	–	(.08)	(.04)	–	(.05)
Total distributions	(.08)	(.02)	(.26)	(.29)	(.24)	(.26)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$20.70	$21.59	$21.09	$21.61	$16.76	$16.13
Total ReturnC,D,E	(3.77)%	2.46%	(1.24)%	31.13%	5.51%	(7.95)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.42%H	1.35%	1.30%	1.37%	1.33%	1.34%
Expenses net of fee waivers, if any	1.42%H	1.35%	1.30%	1.37%	1.33%	1.34%
Expenses net of all reductions	1.42%H	1.34%	1.30%	1.36%	1.32%	1.32%
Net investment income (loss)	.84%H	.89%	1.10%	.91%	1.43%	.90%
Supplemental Data
Net assets, end of period (in millions)	$66	$78	$65	$69	$60	$60
Portfolio turnover rateI	38%H	29%	39%	37%	36%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Overseas Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.11	$21.62	$22.16	$17.16	$16.50	$18.18
Income from Investment Operations
Net investment income (loss)A	.07	.15	.21	.14	.20	.13
Net realized and unrealized gain (loss)	(.92)	.34	(.52)	5.11	.66	(1.59)
Total from investment operations	(.85)	.49	(.31)	5.25	.86	(1.46)
Distributions from net investment income	(.02)	–	(.15)	(.21)	(.20)	(.17)
Distributions from net realized gain	–	–	(.08)	(.04)	–	(.05)
Total distributions	(.02)	–	(.23)	(.25)	(.20)	(.22)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.24	$22.11	$21.62	$22.16	$17.16	$16.50
Total ReturnC,D,E	(3.85)%	2.27%	(1.42)%	30.96%	5.32%	(8.17)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.63%H	1.55%	1.48%	1.53%	1.51%	1.52%
Expenses net of fee waivers, if any	1.63%H	1.55%	1.48%	1.53%	1.51%	1.51%
Expenses net of all reductions	1.63%H	1.55%	1.48%	1.52%	1.50%	1.49%
Net investment income (loss)	.63%H	.69%	.92%	.74%	1.25%	.73%
Supplemental Data
Net assets, end of period (in millions)	$258	$285	$293	$329	$271	$305
Portfolio turnover rateI	38%H	29%	39%	37%	36%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Overseas Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.79	$20.46	$21.02	$16.25	$15.58	$17.18
Income from Investment Operations
Net investment income (loss)A	–	.02	.07	.03	.10	.03
Net realized and unrealized gain (loss)	(.86)	.31	(.49)	4.85	.63	(1.51)
Total from investment operations	(.86)	.33	(.42)	4.88	.73	(1.48)
Distributions from net investment income	–	–	(.06)	(.07)	(.06)	(.08)
Distributions from net realized gain	–	–	(.08)	(.04)	–	(.05)
Total distributions	–	–	(.14)	(.11)	(.06)	(.12)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$19.93	$20.79	$20.46	$21.02	$16.25	$15.58
Total ReturnD,E,F	(4.14)%	1.61%	(2.03)%	30.21%	4.72%	(8.67)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.23%I	2.16%	2.09%	2.12%	2.09%	2.10%
Expenses net of fee waivers, if any	2.22%I	2.15%	2.09%	2.12%	2.09%	2.09%
Expenses net of all reductions	2.22%I	2.15%	2.09%	2.11%	2.07%	2.07%
Net investment income (loss)	.03%I	.09%	.31%	.16%	.67%	.15%
Supplemental Data
Net assets, end of period (in millions)	$1	$2	$2	$3	$3	$4
Portfolio turnover rateJ	38%I	29%	39%	37%	36%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.12 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.045 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Overseas Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.98	$20.63	$21.21	$16.43	$15.78	$17.39
Income from Investment Operations
Net investment income (loss)A	–	.02	.07	.03	.11	.03
Net realized and unrealized gain (loss)	(.87)	.33	(.50)	4.89	.64	(1.52)
Total from investment operations	(.87)	.35	(.43)	4.92	.75	(1.49)
Distributions from net investment income	–	–	(.07)	(.10)	(.10)	(.07)
Distributions from net realized gain	–	–	(.08)	(.04)	–	(.05)
Total distributions	–	–	(.15)	(.14)	(.10)	(.12)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$20.11	$20.98	$20.63	$21.21	$16.43	$15.78
Total ReturnC,D,E	(4.15)%	1.70%	(2.06)%	30.16%	4.78%	(8.67)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.23%H	2.15%	2.08%	2.12%	2.09%	2.09%
Expenses net of fee waivers, if any	2.22%H	2.15%	2.08%	2.12%	2.09%	2.09%
Expenses net of all reductions	2.22%H	2.14%	2.08%	2.10%	2.07%	2.07%
Net investment income (loss)	.03%H	.09%	.32%	.16%	.67%	.15%
Supplemental Data
Net assets, end of period (in millions)	$17	$19	$19	$21	$16	$19
Portfolio turnover rateI	38%H	29%	39%	37%	36%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Overseas Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.06	$21.55	$22.07	$17.11	$16.45	$18.10
Income from Investment Operations
Net investment income (loss)A	.12	.27	.32	.24	.29	.23
Net realized and unrealized gain (loss)	(.91)	.34	(.52)	5.08	.65	(1.59)
Total from investment operations	(.79)	.61	(.20)	5.32	.94	(1.36)
Distributions from net investment income	(.14)	(.10)	(.24)	(.31)	(.28)	(.24)
Distributions from net realized gain	–	–	(.08)	(.04)	–	(.05)
Total distributions	(.14)	(.10)	(.32)	(.36)B	(.28)	(.29)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$21.13	$22.06	$21.55	$22.07	$17.11	$16.45
Total ReturnD,E	(3.62)%	2.82%	(.95)%	31.63%	5.91%	(7.70)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%H	1.03%	.96%	1.02%	.99%	1.00%
Expenses net of fee waivers, if any	1.11%H	1.03%	.96%	1.02%	.99%	.99%
Expenses net of all reductions	1.10%H	1.02%	.96%	1.01%	.97%	.97%
Net investment income (loss)	1.15%H	1.21%	1.44%	1.26%	1.77%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$317	$298	$330	$307	$257	$349
Portfolio turnover rateI	38%H	29%	39%	37%	36%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.314 and distributions from net realized gain of $.041 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$109,054
Gross unrealized depreciation	(78,065)
Net unrealized appreciation (depreciation) on securities	$30,989
Tax cost	$653,105

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(16,742)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $125,496 and $121,172, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$89	$-
Class T	.25%	.25%	656	-
Class B	.75%	.25%	6	5
Class C	.75%	.25%	87	8
			$838	$13

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3
Class T	2
Class B(a)	–(b)
Class C(a)	1
$6

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$87.24
Class T	266.20
Class B	2.30
Class C	26.30
Class I	271.18
	$652

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were in an amount of less than five hundred dollars for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $382. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $334, including $13 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$285	$59
Class T	255	–
Class I	1,864	1,470
Total	$2,404	$1,529

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	239	1,338	$4,888	$29,635
Reinvestment of distributions	13	3	274	56
Shares redeemed	(678)	(804)	(13,727)	(17,607)
Net increase (decrease)	(426)	537	$(8,565)	$12,084
Class T
Shares sold	936	2,579	$19,462	$57,864
Reinvestment of distributions	11	–	250	–
Shares redeemed	(1,690)	(3,247)	(35,218)	(71,824)
Net increase (decrease)	(743)	(668)	$(15,506)	$(13,960)
Class B
Shares sold	1	32	$15	$692
Shares redeemed	(29)	(54)	(562)	(1,123)
Net increase (decrease)	(28)	(22)	$(547)	$(431)
Class C
Shares sold	49	204	$978	$4,420
Shares redeemed	(77)	(230)	(1,521)	(4,851)
Net increase (decrease)	(28)	(26)	$(543)	$(431)
Class I
Shares sold	1,820	1,548	$36,946	$33,691
Reinvestment of distributions	49	67	1,078	1,452
Shares redeemed	(383)	(3,406)	(7,964)	(75,301)
Net increase (decrease)	1,486	(1,791)	$30,060	$(40,158)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 18% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.42%
Actual		$1,000.00	$962.30	$6.93
Hypothetical-C		$1,000.00	$1,017.80	$7.12
Class T	1.63%
Actual		$1,000.00	$961.50	$7.95
Hypothetical-C		$1,000.00	$1,016.76	$8.17
Class B	2.22%
Actual		$1,000.00	$958.60	$10.81
Hypothetical-C		$1,000.00	$1,013.82	$11.12
Class C	2.23%
Actual		$1,000.00	$958.50	$10.86
Hypothetical-C		$1,000.00	$1,013.77	$11.17
Class I	1.11%
Actual		$1,000.00	$963.80	$5.42
Hypothetical-C		$1,000.00	$1,019.34	$5.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

OS-SANN-0616
1.703565.118

Fidelity Advisor® Value Leaders Fund Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	4.3	3.2
EMC Corp.	4.2	2.8
Teva Pharmaceutical Industries Ltd. sponsored ADR	4.1	4.3
JPMorgan Chase & Co.	3.5	3.7
Wells Fargo & Co.	3.3	3.4
Alphabet, Inc. Class A	3.2	3.2
SanDisk Corp.	3.1	0.0
Johnson & Johnson	2.6	3.6
Allergan PLC	2.5	0.0
CF Industries Holdings, Inc.	2.4	1.9
	33.2

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.6	27.8
Information Technology	23.0	20.6
Health Care	16.2	17.0
Consumer Discretionary	9.8	10.4
Energy	7.8	8.6

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Stocks	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 25.4%

As of October 31, 2015*
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 19.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Media - 7.9%
Cablevision Systems Corp. - NY Group Class A	6,300	$210,357
CBS Corp. Class B	11,900	665,329
Starz Series A (a)	16,700	454,407
Twenty-First Century Fox, Inc. Class A	21,200	641,512
Viacom, Inc. Class B (non-vtg.)	16,300	666,670
		2,638,275
Specialty Retail - 0.8%
GNC Holdings, Inc.	11,700	285,012
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	3,700	353,720

TOTAL CONSUMER DISCRETIONARY		3,277,007

CONSUMER STAPLES - 2.9%
Beverages - 1.8%
C&C Group PLC	134,026	602,049
Food & Staples Retailing - 1.1%
Rite Aid Corp. (a)	43,200	347,760
Safeway, Inc.:
rights (a)	4,300	0
rights (a)	4,300	774
		348,534

TOTAL CONSUMER STAPLES		950,583

ENERGY - 7.8%
Energy Equipment & Services - 0.3%
BW Offshore Ltd.	484,800	105,969
Oil, Gas & Consumable Fuels - 7.5%
Phillips 66 Co.	5,100	418,761
Suncor Energy, Inc.	17,400	510,753
Teekay Corp.	52,500	588,000
Teekay LNG Partners LP	23,200	318,768
Teekay Offshore Partners LP	109,100	651,327
		2,487,609

TOTAL ENERGY		2,593,578

FINANCIALS - 26.6%
Banks - 8.6%
JPMorgan Chase & Co.	18,325	1,158,140
U.S. Bancorp	13,871	592,153
Wells Fargo & Co.	22,026	1,100,859
		2,851,152
Capital Markets - 1.4%
Goldman Sachs Group, Inc.	2,900	475,919
Consumer Finance - 3.1%
Capital One Financial Corp.	6,600	477,774
Discover Financial Services	9,900	557,073
		1,034,847
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	9,700	1,411,158
Insurance - 7.0%
Allstate Corp.	7,740	503,487
Chubb Ltd.	4,800	565,728
Prudential PLC	31,461	621,025
The Travelers Companies, Inc.	5,900	648,410
		2,338,650
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	19,400	202,148
Real Estate Management & Development - 1.6%
CBRE Group, Inc. (a)	17,700	524,451

TOTAL FINANCIALS		8,838,325

HEALTH CARE - 16.2%
Biotechnology - 3.6%
Amgen, Inc.	4,300	680,690
Baxalta, Inc.	11,600	486,620
Dyax Corp. rights 12/31/19 (a)	15,500	36,580
		1,203,890
Health Care Providers & Services - 1.9%
Cigna Corp.	4,500	623,430
Pharmaceuticals - 10.7%
Allergan PLC (a)	3,800	822,928
Johnson & Johnson	7,800	874,224
Sanofi SA sponsored ADR	12,100	497,310
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,900	1,355,805
		3,550,267

TOTAL HEALTH CARE		5,377,587

INDUSTRIALS - 5.7%
Aerospace & Defense - 1.0%
United Technologies Corp.	3,300	344,421
Machinery - 2.2%
Deere & Co. (b)	8,600	723,346
Professional Services - 1.5%
Dun & Bradstreet Corp.	4,500	496,845
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	8,100	324,081

TOTAL INDUSTRIALS		1,888,693

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 3.4%
Cisco Systems, Inc.	21,164	581,798
Harris Corp.	6,900	552,069
		1,133,867
Internet Software& Services - 4.4%
Alphabet, Inc. Class A	1,483	1,049,786
eBay, Inc. (a)	16,000	390,880
		1,440,666
IT Services - 1.6%
The Western Union Co.	26,300	526,000
Software - 1.9%
Oracle Corp.	8,800	350,768
VMware, Inc. Class A (a)(b)	5,100	290,241
		641,009
Technology Hardware, Storage & Peripherals - 11.7%
Apple, Inc.	7,400	693,676
EMC Corp.	52,800	1,378,608
Samsung Electronics Co. Ltd.	712	773,727
SanDisk Corp.	13,900	1,044,307
		3,890,318

TOTAL INFORMATION TECHNOLOGY		7,631,860

MATERIALS - 4.5%
Chemicals - 4.5%
CF Industries Holdings, Inc.	24,400	806,908
LyondellBasell Industries NV Class A	8,200	677,894
		1,484,802
UTILITIES - 1.6%
Electric Utilities - 1.6%
Exelon Corp.	15,700	550,913
TOTAL COMMON STOCKS
(Cost $32,525,833)		32,593,348

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.38% (c)	632,112	632,112
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	834,625	834,625
TOTAL MONEY MARKET FUNDS
(Cost $1,466,737)		1,466,737
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $33,992,570)		34,060,085
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(821,581)
NET ASSETS - 100%		$33,238,504

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,025
Fidelity Securities Lending Cash Central Fund	2,599
Total	$3,624

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,277,007	$3,277,007	$--	$--
Consumer Staples	950,583	949,809	--	774
Energy	2,593,578	2,593,578	--	--
Financials	8,838,325	8,217,300	621,025	--
Health Care	5,377,587	5,341,007	--	36,580
Industrials	1,888,693	1,888,693	--	--
Information Technology	7,631,860	7,631,860	--	--
Materials	1,484,802	1,484,802	--	--
Utilities	550,913	550,913	--	--
Money Market Funds	1,466,737	1,466,737	--	--
Total Investments in Securities:	$34,060,085	$33,401,706	$621,025	$37,354

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.6%
Marshall Islands	4.7%
Ireland	4.3%
Israel	4.1%
Netherlands	3.1%
Korea (South)	2.3%
United Kingdom	1.9%
Switzerland	1.7%
Canada	1.5%
France	1.5%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $817,373) — See accompanying schedule: Unaffiliated issuers (cost $32,525,833)	$32,593,348
Fidelity Central Funds (cost $1,466,737)	1,466,737
Total Investments (cost $33,992,570)		$34,060,085
Receivable for investments sold		67,088
Receivable for fund shares sold		8,187
Dividends receivable		49,051
Distributions receivable from Fidelity Central Funds		686
Prepaid expenses		22
Receivable from investment adviser for expense reductions		10,340
Other receivables		599
Total assets		34,196,058
Liabilities
Payable for investments purchased	$29,351
Payable for fund shares redeemed	30,986
Accrued management fee	17,020
Distribution and service plan fees payable	11,348
Other affiliated payables	7,811
Other payables and accrued expenses	26,413
Collateral on securities loaned, at value	834,625
Total liabilities		957,554
Net Assets		$33,238,504
Net Assets consist of:
Paid in capital		$58,129,253
Undistributed net investment income		25,645
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,984,439)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		68,045
Net Assets		$33,238,504
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,920,870 ÷ 1,123,250 shares)		$15.95
Maximum offering price per share (100/94.25 of $15.95)		$16.92
Class T:
Net Asset Value and redemption price per share ($6,948,659 ÷ 434,481 shares)		$15.99
Maximum offering price per share (100/96.50 of $15.99)		$16.57
Class B:
Net Asset Value and offering price per share ($160,978 ÷ 10,148 shares)(a)		$15.86
Class C:
Net Asset Value and offering price per share ($5,371,060 ÷ 345,417 shares)(a)		$15.55
Class I:
Net Asset Value, offering price and redemption price per share ($2,836,937 ÷ 176,561 shares)		$16.07

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$346,290
Income from Fidelity Central Funds		3,624
Total income		349,914
Expenses
Management fee
Basic fee	$89,837
Performance adjustment	14,612
Transfer agent fees	41,283
Distribution and service plan fees	67,288
Accounting and security lending fees	6,431
Custodian fees and expenses	3,914
Independent trustees' compensation	72
Registration fees	29,902
Audit	29,948
Legal	910
Miscellaneous	110
Total expenses before reductions	284,307
Expense reductions	(54,306)	230,001
Net investment income (loss)		119,913
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(303,544)
Foreign currency transactions	449
Total net realized gain (loss)		(303,095)
Change in net unrealized appreciation (depreciation) on: Investment securities	(101,688)
Assets and liabilities in foreign currencies	531
Total change in net unrealized appreciation (depreciation)		(101,157)
Net gain (loss)		(404,252)
Net increase (decrease) in net assets resulting from operations		$(284,339)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$119,913	$535,049
Net realized gain (loss)	(303,095)	1,890,187
Change in net unrealized appreciation (depreciation)	(101,157)	(1,350,224)
Net increase (decrease) in net assets resulting from operations	(284,339)	1,075,012
Distributions to shareholders from net investment income	(492,638)	(169,686)
Distributions to shareholders from net realized gain	(36,002)	(24,958)
Total distributions	(528,640)	(194,644)
Share transactions - net increase (decrease)	(819,733)	4,980,098
Total increase (decrease) in net assets	(1,632,712)	5,860,466
Net Assets
Beginning of period	34,871,216	29,010,750
End of period (including undistributed net investment income of $25,645 and undistributed net investment income of $398,370, respectively)	$33,238,504	$34,871,216

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Leaders Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.34	$15.79	$13.73	$10.82	$9.96	$10.12
Income from Investment Operations
Net investment income (loss)A	.07	.29	.12	.10	.13	.10
Net realized and unrealized gain (loss)	(.18)	.39B	1.94	3.01	.85	(.14)
Total from investment operations	(.11)	.68	2.06	3.11	.98	(.04)
Distributions from net investment income	(.27)	(.12)	–	(.20)	(.12)	(.11)
Distributions from net realized gain	(.02)	(.01)	–	–	–C	(.01)
Total distributions	(.28)D	(.13)	–	(.20)	(.12)	(.12)
Net asset value, end of period	$15.95	$16.34	$15.79	$13.73	$10.82	$9.96
Total ReturnE,F,G	(.68)%	4.32%B	15.00%	29.24%	10.00%	(.40)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.56%J	1.49%	1.30%	1.33%	1.28%	1.24%
Expenses net of fee waivers, if any	1.25%J	1.25%	1.25%	1.25%	1.25%	1.24%
Expenses net of all reductions	1.24%J	1.25%	1.25%	1.23%	1.24%	1.23%
Net investment income (loss)	.90%J	1.78%	.78%	.82%	1.26%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$17,921	$18,237	$15,067	$15,339	$14,705	$15,484
Portfolio turnover rateK	80%J	54%	182%	87%	94%	161%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 4.01%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.017 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Leaders Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.33	$15.78	$13.75	$10.82	$9.96	$10.08
Income from Investment Operations
Net investment income (loss)A	.05	.25	.08	.07	.10	.07
Net realized and unrealized gain (loss)	(.18)	.39B	1.95	3.02	.85	(.13)
Total from investment operations	(.13)	.64	2.03	3.09	.95	(.06)
Distributions from net investment income	(.20)	(.08)	–	(.16)	(.09)	(.05)
Distributions from net realized gain	(.02)	(.01)	–	–	–C	(.01)
Total distributions	(.21)D	(.09)	–	(.16)	(.09)	(.06)
Net asset value, end of period	$15.99	$16.33	$15.78	$13.75	$10.82	$9.96
Total ReturnE,F,G	(.80)%	4.04%B	14.76%	28.97%	9.68%	(.64)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.86%J	1.78%	1.58%	1.60%	1.55%	1.49%
Expenses net of fee waivers, if any	1.50%J	1.50%	1.50%	1.50%	1.50%	1.49%
Expenses net of all reductions	1.50%J	1.50%	1.50%	1.48%	1.49%	1.48%
Net investment income (loss)	.64%J	1.53%	.53%	.57%	1.01%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$6,949	$7,672	$7,819	$6,569	$6,145	$8,254
Portfolio turnover rateK	80%J	54%	182%	87%	94%	161%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 3.73%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.017 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Leaders Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.07	$15.53	$13.60	$10.70	$9.84	$9.99
Income from Investment Operations
Net investment income (loss)A	.01	.17	–B	.01	.05	.02
Net realized and unrealized gain (loss)	(.18)	.38C	1.93	2.99	.85	(.13)
Total from investment operations	(.17)	.55	1.93	3.00	.90	(.11)
Distributions from net investment income	(.02)	–	–	(.10)	(.03)	(.03)
Distributions from net realized gain	(.02)	(.01)	–	–	–B	(.01)
Total distributions	(.04)	(.01)	–	(.10)	(.04)D	(.04)
Net asset value, end of period	$15.86	$16.07	$15.53	$13.60	$10.70	$9.84
Total ReturnE,F,G	(1.06)%	3.56%C	14.19%	28.31%	9.14%	(1.14)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.37%J	2.33%	2.12%	2.10%	2.04%	1.99%
Expenses net of fee waivers, if any	2.00%J	2.00%	2.00%	2.00%	2.00%	1.99%
Expenses net of all reductions	2.00%J	2.00%	2.00%	1.98%	1.99%	1.98%
Net investment income (loss)	.14%J	1.03%	.03%	.07%	.51%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$161	$247	$406	$719	$895	$1,110
Portfolio turnover rateK	80%J	54%	182%	87%	94%	161%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 3.25%.

 D Total distributions of $.04 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Leaders Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.88	$15.35	$13.44	$10.59	$9.75	$9.92
Income from Investment Operations
Net investment income (loss)A	.01	.17	–B	.01	.05	.02
Net realized and unrealized gain (loss)	(.18)	.37C	1.91	2.95	.84	(.13)
Total from investment operations	(.17)	.54	1.91	2.96	.89	(.11)
Distributions from net investment income	(.15)	–	–	(.11)	(.05)	(.05)
Distributions from net realized gain	(.02)	(.01)	–	–	–B	(.01)
Total distributions	(.16)D	(.01)	–	(.11)	(.05)	(.06)
Net asset value, end of period	$15.55	$15.88	$15.35	$13.44	$10.59	$9.75
Total ReturnE,F,G	(1.06)%	3.54%C	14.21%	28.27%	9.21%	(1.18)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.37%J	2.29%	2.09%	2.08%	2.04%	2.00%
Expenses net of fee waivers, if any	2.00%J	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%J	2.00%	2.00%	1.97%	1.99%	1.98%
Net investment income (loss)	.14%J	1.03%	.03%	.07%	.51%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$5,371	$5,662	$4,458	$4,340	$3,299	$3,775
Portfolio turnover rateK	80%J	54%	182%	87%	94%	161%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 3.23%.

 D Total distributions of $.16 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.017 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Leaders Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.48	$15.93	$13.81	$10.89	$10.04	$10.19
Income from Investment Operations
Net investment income (loss)A	.09	.34	.15	.14	.18	.14
Net realized and unrealized gain (loss)	(.17)	.39B	1.97	3.02	.83	(.15)
Total from investment operations	(.08)	.73	2.12	3.16	1.01	(.01)
Distributions from net investment income	(.31)	(.17)	–	(.24)	(.16)	(.13)
Distributions from net realized gain	(.02)	(.01)	–	–	–C	(.01)
Total distributions	(.33)	(.18)	–	(.24)	(.16)	(.14)
Net asset value, end of period	$16.07	$16.48	$15.93	$13.81	$10.89	$10.04
Total ReturnD,E	(.53)%	4.58%B	15.35%	29.65%	10.30%	(.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.27%H	1.18%	1.01%	.94%	.83%	.89%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	.94%	.83%	.89%
Expenses net of all reductions	.99%H	1.00%	1.00%	.92%	.82%	.88%
Net investment income (loss)	1.15%H	2.03%	1.03%	1.13%	1.68%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$2,837	$3,052	$1,261	$1,767	$1,195	$523
Portfolio turnover rateI	80%H	54%	182%	87%	94%	161%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 4.27%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,399,163
Gross unrealized depreciation	(2,574,009)
Net unrealized appreciation (depreciation) on securities	$(174,846)
Tax cost	$34,234,931

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(9,484,911)
2017	(14,819,668)
2019	(169,201)
Total capital loss carryforward	$(24,473,780)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,091,357 and $14,447,732, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$21,649	$1,221
Class T	.25%	.25%	17,350	-
Class B	.75%	.25%	999	751
Class C	.75%	.25%	27,290	3,710
			$67,288	$5,682

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,544
Class T	550
Class B(a)	28
Class C(a)	84
$4,206

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$20,311.23
Class T	9,792.28
Class B	299.30
Class C	8,090.30
Class I	2,791.20
	$ 41,283

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $389 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,599. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$26,775
Class T	1.50%	12,241
Class B	2.00%	368
Class C	2.00%	10,005
Class I	1.00%	3,845
		$53,234

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $943 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $121.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$296,202	$114,891
Class T	86,018	37,662
Class B	332	–
Class C	52,765	–
Class I	57,321	17,133
Total	$492,638	$169,686
From net realized gain
Class A	$19,002	$12,739
Class T	7,499	6,567
Class B	245	311
Class C	6,102	3,946
Class I	3,154	1,395
Total	$36,002	$24,958

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	115,877	347,210	$1,799,514	$5,762,966
Reinvestment of distributions	19,140	7,654	309,115	124,714
Shares redeemed	(127,836)	(192,743)	(1,985,603)	(3,168,130)
Net increase (decrease)	7,181	162,121	$123,026	$2,719,550
Class T
Shares sold	12,903	61,595	$201,979	$1,008,225
Reinvestment of distributions	5,586	2,644	90,492	43,169
Shares redeemed	(53,819)	(89,859)	(855,461)	(1,479,942)
Net increase (decrease)	(35,330)	(25,620)	$(562,990)	$(428,548)
Class B
Shares sold	123	507	$1,901	$8,265
Reinvestment of distributions	32	18	520	292
Shares redeemed	(5,387)	(11,295)	(84,508)	(181,334)
Net increase (decrease)	(5,232)	(10,770)	$(82,087)	$(172,777)
Class C
Shares sold	33,538	112,671	$510,123	$1,824,580
Reinvestment of distributions	3,672	239	57,973	3,850
Shares redeemed	(48,473)	(46,657)	(735,458)	(741,831)
Net increase (decrease)	(11,263)	66,253	$(167,362)	$1,086,599
Class I
Shares sold	36,595	213,391	$576,366	$3,568,936
Reinvestment of distributions	3,673	1,111	59,684	18,206
Shares redeemed	(48,918)	(108,443)	(766,370)	(1,811,868)
Net increase (decrease)	(8,650)	106,059	$(130,320)	$1,775,274

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.25%
Actual		$1,000.00	$993.20	$6.19
Hypothetical-C		$1,000.00	$1,018.65	$6.27
Class T	1.50%
Actual		$1,000.00	$992.00	$7.43
Hypothetical-C		$1,000.00	$1,017.40	$7.52
Class B	2.00%
Actual		$1,000.00	$989.40	$9.89
Hypothetical-C		$1,000.00	$1,014.92	$10.02
Class C	2.00%
Actual		$1,000.00	$989.40	$9.89
Hypothetical-C		$1,000.00	$1,014.92	$10.02
Class I	1.00%
Actual		$1,000.00	$994.70	$4.96
Hypothetical-C		$1,000.00	$1,019.89	$5.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AVLF-SANN-0616
1.800656.112

Fidelity Advisor® Emerging Markets Fund Class Z Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.6	3.4
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.5	3.3
Naspers Ltd. Class N (South Africa, Media)	2.0	2.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.6	0.7
Infosys Ltd. (India, IT Services)	1.4	0.0
	12.1

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	23.4
Financials	18.4	19.8
Consumer Discretionary	14.3	18.3
Consumer Staples	13.8	8.8
Industrials	9.9	11.2

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
India	13.4	10.6
United States of America	10.2	8.4
Cayman Islands	9.5	7.7
Mexico	8.6	6.8
Brazil	8.3	6.4

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

As of October 31, 2015
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Argentina - 0.9%
Banco Macro SA sponsored ADR	31,700	$1,985,371
Grupo Financiero Galicia SA sponsored ADR	70,700	2,012,829

TOTAL ARGENTINA		3,998,200

Australia - 1.0%
Amcor Ltd. (a)	188,319	2,205,101
Sydney Airport unit	401,832	2,080,679

TOTAL AUSTRALIA		4,285,780

Belgium - 0.5%
Anheuser-Busch InBev SA NV	15,700	1,943,345
Bermuda - 2.8%
Axalta Coating Systems (a)	67,800	1,930,266
China Gas Holdings Ltd.	1,659,000	2,395,155
China Resource Gas Group Ltd.	844,000	2,388,385
Credicorp Ltd. (United States)	23,714	3,448,490
Markit Ltd. (a)	48,000	1,674,720

TOTAL BERMUDA		11,837,016

Brazil - 4.7%
BB Seguridade Participacoes SA	330,700	2,884,641
Cielo SA	354,886	3,456,766
Kroton Educacional SA	835,000	3,107,654
Qualicorp SA	536,900	2,326,033
Smiles SA	180,500	2,094,047
Ultrapar Participacoes SA	152,100	3,202,757
Weg SA	606,930	2,678,839

TOTAL BRAZIL		19,750,737

British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	88,800	1,798,200
Cayman Islands - 9.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	88,900	6,839,966
Baidu.com, Inc. sponsored ADR (a)	28,400	5,518,120
ENN Energy Holdings Ltd.	370,000	1,804,727
Fu Shou Yuan International Group Ltd.	2,877,000	2,018,479
New Oriental Education & Technology Group, Inc. sponsored ADR	60,200	2,357,432
Shenzhou International Group Holdings Ltd.	469,000	2,424,508
Sino Biopharmaceutical Ltd.	3,055,000	2,164,786
TAL Education Group ADR (a)	36,900	2,135,034
Tencent Holdings Ltd.	715,200	14,553,115

TOTAL CAYMAN ISLANDS		39,816,167

China - 2.7%
China Pacific Insurance (Group) Co. Ltd. (H Shares)	778,200	2,728,716
Inner Mongoli Yili Industries Co. Ltd.	824,200	1,913,443
Jiangsu Hengrui Medicine Co. Ltd.	276,860	1,996,250
Kweichow Moutai Co. Ltd.	68,010	2,638,860
Shanghai International Airport Co. Ltd.	475,700	1,999,335

TOTAL CHINA		11,276,604

Denmark - 0.5%
Novo Nordisk A/S Series B sponsored ADR	36,300	2,025,177
France - 0.5%
Dassault Systemes SA	26,753	2,092,270
Germany - 1.0%
adidas AG	16,300	2,101,602
Wirecard AG (b)	51,700	2,232,693

TOTAL GERMANY		4,334,295

Hong Kong - 1.7%
AIA Group Ltd.	384,000	2,298,089
Guangdong Investment Ltd.	1,972,000	2,784,585
Techtronic Industries Co. Ltd.	559,500	2,097,381

TOTAL HONG KONG		7,180,055

India - 13.4%
Adani Ports & Special Economic Zone	774,193	2,776,235
Amara Raja Batteries Ltd.	146,862	2,113,316
Asian Paints India Ltd.	195,275	2,546,567
Bharti Infratel Ltd.	387,693	2,188,399
Colgate-Palmolive (India)	170,747	2,161,408
GlaxoSmithKline Consumer Healthcare Ltd. (a)	25,178	2,235,433
HCL Technologies Ltd.	229,109	2,587,869
HDFC Bank Ltd. (a)	108,338	2,202,169
Hindustan Unilever Ltd.	234,061	3,058,186
Housing Development Finance Corp. Ltd.	292,221	4,788,341
IndusInd Bank Ltd.	139,823	2,207,787
Infosys Ltd.	315,118	5,724,328
ITC Ltd.	693,666	3,393,377
LIC Housing Finance Ltd. (a)	312,300	2,173,507
Lupin Ltd.	94,777	2,293,251
Maruti Suzuki India Ltd. (a)	47,987	2,741,325
Power Grid Corp. of India Ltd.	955,059	2,061,790
Sun Pharmaceutical Industries Ltd.	258,261	3,154,318
Tata Consultancy Services Ltd.	111,953	4,273,311
Titan Co. Ltd.	342,580	1,835,503

TOTAL INDIA		56,516,420

Indonesia - 3.9%
PT ACE Hardware Indonesia Tbk	28,972,600	2,032,124
PT Bank Central Asia Tbk	3,158,700	3,125,647
PT Bank Rakyat Indonesia Tbk	3,379,800	2,652,482
PT Kalbe Farma Tbk	19,843,000	2,068,860
PT Matahari Department Store Tbk	1,663,000	2,395,890
PT Surya Citra Media Tbk	9,326,700	2,263,076
PT Tower Bersama Infrastructure Tbk (a)	3,761,900	1,690,117

TOTAL INDONESIA		16,228,196

Isle of Man - 0.4%
Playtech Ltd.	136,389	1,603,246
Israel - 1.4%
Check Point Software Technologies Ltd. (a)	24,000	1,988,880
Frutarom Industries Ltd.	41,000	2,101,326
Teva Pharmaceutical Industries Ltd. sponsored ADR	33,900	1,845,855

TOTAL ISRAEL		5,936,061

Kenya - 0.5%
Safaricom Ltd.	12,322,800	2,086,335
Korea (South) - 5.5%
AMOREPACIFIC Corp.	10,203	3,629,059
AMOREPACIFIC Group, Inc.	18,712	2,743,899
Coway Co. Ltd.	27,100	2,332,302
KT&G Corp.	33,089	3,552,445
LG Chemical Ltd.	12,680	3,287,110
LG Household & Health Care Ltd.	3,686	3,239,839
NAVER Corp.	7,273	4,297,747

TOTAL KOREA (SOUTH)		23,082,401

Luxembourg - 0.5%
Eurofins Scientific SA	5,700	2,115,005
Mexico - 8.6%
Banregio Grupo Financiero S.A.B. de CV	365,566	2,190,678
El Puerto de Liverpool S.A.B. de CV Class C	185,100	2,104,083
Fomento Economico Mexicano S.A.B. de CV unit	419,900	3,906,943
Gruma S.A.B. de CV Series B	156,100	2,280,349
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	266,721	2,513,011
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	166,495	2,556,846
Grupo Aeroportuario Norte S.A.B. de CV	386,000	2,233,708
Grupo Financiero Banorte S.A.B. de CV Series O	633,900	3,598,621
Grupo GICSA SA de CV (a)	1,802,428	1,416,409
Infraestructura Energetica Nova S.A.B. de CV (b)	501,400	1,959,303
Kimberly-Clark de Mexico SA de CV Series A	1,025,200	2,426,445
Megacable Holdings S.A.B. de CV unit	494,884	2,285,343
Promotora y Operadora de Infraestructura S.A.B. de CV	163,300	2,070,977
Tenedora Nemak SA de CV	1,415,300	2,030,242
Wal-Mart de Mexico SA de CV Series V	991,100	2,451,157

TOTAL MEXICO		36,024,115

Philippines - 3.9%
Ayala Corp.	158,850	2,603,877
Ayala Land, Inc.	3,524,600	2,596,522
D&L Industries, Inc.	9,851,700	1,885,092
GT Capital Holdings, Inc.	76,880	2,234,399
International Container Terminal Services, Inc.	1,461,520	2,019,747
SM Investments Corp.	121,046	2,429,413
SM Prime Holdings, Inc.	5,142,900	2,476,596

TOTAL PHILIPPINES		16,245,646

Russia - 1.4%
Magnit OJSC (a)	19,889	2,764,148
NOVATEK OAO GDR (Reg. S)	32,100	3,081,600

TOTAL RUSSIA		5,845,748

South Africa - 6.8%
Aspen Pharmacare Holdings Ltd.	141,193	3,327,474
Bidvest Group Ltd.	118,915	3,017,974
Discovery Ltd.	289,962	2,591,382
FirstRand Ltd.	993,300	3,192,320
Mondi Ltd.	125,520	2,411,423
Mr Price Group Ltd.	202,500	2,572,352
Naspers Ltd. Class N	60,900	8,356,095
Sanlam Ltd.	641,100	3,107,490

TOTAL SOUTH AFRICA		28,576,510

Spain - 0.5%
Amadeus IT Holding SA Class A	46,900	2,134,151
Switzerland - 0.5%
Sika AG	500	2,128,114
Taiwan - 5.3%
Advantech Co. Ltd.	285,000	2,011,578
ECLAT Textile Co. Ltd.	207,540	2,367,535
Largan Precision Co. Ltd.	41,000	2,881,157
Taiwan Semiconductor Manufacturing Co. Ltd.	3,326,000	15,257,222

TOTAL TAIWAN		22,517,492

Thailand - 1.6%
Airports of Thailand PCL (For. Reg.)	223,000	2,503,322
Bangkok Dusit Medical Services PCL (For. Reg.)	3,186,000	2,171,443
Thai Beverage PCL	3,651,100	2,022,582

TOTAL THAILAND		6,697,347

Turkey - 2.2%
Bim Birlesik Magazalar A/S JSC	107,000	2,355,683
Koc Holding A/S	496,000	2,593,452
Tofas Turk Otomobil Fabrikasi A/S	266,162	2,106,085
Tupras Turkiye Petrol Rafinelleri A/S	86,000	2,269,871

TOTAL TURKEY		9,325,091

United Arab Emirates - 0.6%
DP World Ltd.	127,877	2,416,875
United Kingdom - 2.1%
British American Tobacco PLC (United Kingdom)	33,900	2,066,954
Hikma Pharmaceuticals PLC	78,206	2,518,526
NMC Health PLC	133,500	2,042,315
Prudential PLC	107,531	2,122,612

TOTAL UNITED KINGDOM		8,750,407

United States of America - 10.2%
A.O. Smith Corp.	24,400	1,884,168
Alphabet, Inc. Class C	2,460	1,704,805
Amazon.com, Inc. (a)	3,400	2,242,606
Amphenol Corp. Class A	32,100	1,792,143
China Biologic Products, Inc. (a)	19,200	2,246,400
Danaher Corp.	19,000	1,838,250
Ecolab, Inc.	16,470	1,893,721
Facebook, Inc. Class A (a)	15,800	1,857,764
Gartner, Inc. Class A (a)	19,700	1,717,249
International Flavors & Fragrances, Inc.	17,000	2,030,990
MasterCard, Inc. Class A	20,000	1,939,800
McGraw Hill Financial, Inc.	19,800	2,115,630
MercadoLibre, Inc.	18,100	2,260,509
Mettler-Toledo International, Inc. (a)	5,480	1,961,566
Moody's Corp.	20,500	1,962,260
MSCI, Inc. Class A	28,600	2,171,884
NIKE, Inc. Class B	33,100	1,950,914
Philip Morris International, Inc.	20,500	2,011,460
PPG Industries, Inc.	17,300	1,909,747
The Walt Disney Co.	17,500	1,807,050
TransDigm Group, Inc. (a)	8,200	1,868,534
Visa, Inc. Class A	23,800	1,838,312

TOTAL UNITED STATES OF AMERICA		43,005,762

TOTAL COMMON STOCKS
(Cost $376,006,621)		401,572,768

Nonconvertible Preferred Stocks - 3.6%
Brazil - 3.6%
Ambev SA sponsored ADR	883,280	4,937,535
Banco Bradesco SA (PN)	668,360	5,033,226
Itau Unibanco Holding SA	545,600	5,214,472
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $16,080,286)		15,185,233

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.38%(c)	3,562,316	3,562,316
Fidelity Securities Lending Cash Central Fund, 0.42%(c)(d)	4,137,230	4,137,230
TOTAL MONEY MARKET FUNDS
(Cost $7,699,546)		7,699,546
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $399,786,453)		424,457,547
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(4,078,849)
NET ASSETS - 100%		$420,378,698

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,105
Fidelity Securities Lending Cash Central Fund	39,758
Total	$46,863

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$59,758,662	$53,218,294	$6,540,368	$--
Consumer Staples	57,732,550	55,665,596	2,066,954	--
Energy	8,554,228	8,554,228	--	--
Financials	78,811,167	69,459,581	9,351,586	--
Health Care	34,257,259	32,092,473	2,164,786	--
Industrials	41,594,681	41,594,681	--	--
Information Technology	92,361,201	56,826,536	35,534,665	--
Materials	24,329,457	24,329,457	--	--
Telecommunication Services	5,964,851	5,964,851	--	--
Utilities	13,393,945	4,021,093	9,372,852	--
Money Market Funds	7,699,546	7,699,546	--	--
Total Investments in Securities:	$424,457,547	$359,426,336	$65,031,211	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$87,051,717

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,926,029) — See accompanying schedule: Unaffiliated issuers (cost $392,086,907)	$416,758,001
Fidelity Central Funds (cost $7,699,546)	7,699,546
Total Investments (cost $399,786,453)		$424,457,547
Foreign currency held at value (cost $34,009)		33,997
Receivable for investments sold		55,455
Receivable for fund shares sold		175,963
Dividends receivable		580,450
Distributions receivable from Fidelity Central Funds		22,330
Prepaid expenses		332
Other receivables		37,211
Total assets		425,363,285
Liabilities
Payable for fund shares redeemed	$281,733
Accrued management fee	278,585
Distribution and service plan fees payable	77,644
Other affiliated payables	100,234
Other payables and accrued expenses	109,161
Collateral on securities loaned, at value	4,137,230
Total liabilities		4,984,587
Net Assets		$420,378,698
Net Assets consist of:
Paid in capital		$471,248,235
Accumulated net investment loss		(689,376)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,848,712)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,668,551
Net Assets		$420,378,698
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($108,847,107 ÷ 5,253,777 shares)		$20.72
Maximum offering price per share (100/94.25 of $20.72)		$21.98
Class T:
Net Asset Value and redemption price per share ($41,531,229 ÷ 2,014,762 shares)		$20.61
Maximum offering price per share (100/96.50 of $20.61)		$21.36
Class B:
Net Asset Value and offering price per share ($2,231,936 ÷ 111,705 shares)(a)		$19.98
Class C:
Net Asset Value and offering price per share ($43,003,870 ÷ 2,157,222 shares)(a)		$19.93
Class I:
Net Asset Value, offering price and redemption price per share ($218,790,320 ÷ 10,510,785 shares)		$20.82
Class Z:
Net Asset Value, offering price and redemption price per share ($5,974,236 ÷ 287,219 shares)		$20.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$2,484,183
Income from Fidelity Central Funds		46,863
Income before foreign taxes withheld		2,531,046
Less foreign taxes withheld		(277,827)
Total income		2,253,219
Expenses
Management fee	$1,586,202
Transfer agent fees	497,496
Distribution and service plan fees	457,367
Accounting and security lending fees	103,436
Custodian fees and expenses	146,396
Independent trustees' compensation	865
Registration fees	61,031
Audit	59,131
Legal	535
Miscellaneous	1,355
Total expenses before reductions	2,913,814
Expense reductions	(5,648)	2,908,166
Net investment income (loss)		(654,947)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,726,251)
Foreign currency transactions	(10,068)
Total net realized gain (loss)		(13,736,319)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $141,583)	13,720,840
Assets and liabilities in foreign currencies	11,688
Total change in net unrealized appreciation (depreciation)		13,732,528
Net gain (loss)		(3,791)
Net increase (decrease) in net assets resulting from operations		$(658,738)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(654,947)	$1,401,023
Net realized gain (loss)	(13,736,319)	(12,422,672)
Change in net unrealized appreciation (depreciation)	13,732,528	(41,643,776)
Net increase (decrease) in net assets resulting from operations	(658,738)	(52,665,425)
Distributions to shareholders from net investment income	(397,152)	(1,046,601)
Distributions to shareholders from net realized gain	–	(487,287)
Total distributions	(397,152)	(1,533,888)
Share transactions - net increase (decrease)	(137,433)	3,501,123
Redemption fees	41,238	73,251
Total increase (decrease) in net assets	(1,152,085)	(50,624,939)
Net Assets
Beginning of period	421,530,783	472,155,722
End of period (including accumulated net investment loss of $689,376 and undistributed net investment income of $362,723, respectively)	$420,378,698	$421,530,783

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.73	$23.38	$22.62	$20.51	$20.50	$23.71
Income from Investment Operations
Net investment income (loss)A	(.04)	.06	.06	.08	.22	.21
Net realized and unrealized gain (loss)	.03	(2.66)	.76	2.23	(.06)	(3.19)
Total from investment operations	(.01)	(2.60)	.82	2.31	.16	(2.98)
Distributions from net investment income	–	(.02)	(.05)	(.20)	(.15)	(.11)
Distributions from net realized gain	–	(.03)	(.01)	–	–	(.13)
Total distributions	–	(.05)	(.06)	(.20)	(.15)	(.24)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$20.72	$20.73	$23.38	$22.62	$20.51	$20.50
Total ReturnC,D,E	(.05)%	(11.13)%	3.65%	11.34%	.80%	(12.69)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%H	1.52%	1.52%	1.56%	1.54%	1.54%
Expenses net of fee waivers, if any	1.54%H	1.52%	1.52%	1.55%	1.54%	1.54%
Expenses net of all reductions	1.54%H	1.50%	1.52%	1.50%	1.48%	1.47%
Net investment income (loss)	(.40)%H	.28%	.26%	.38%	1.07%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$108,847	$112,931	$141,601	$146,378	$160,464	$202,477
Portfolio turnover rateI	91%H	110%	97%	121%	177%	122%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.65	$23.30	$22.55	$20.44	$20.43	$23.61
Income from Investment Operations
Net investment income (loss)A	(.07)	.01	–B	.03	.16	.15
Net realized and unrealized gain (loss)	.03	(2.66)	.76	2.22	(.06)	(3.18)
Total from investment operations	(.04)	(2.65)	.76	2.25	.10	(3.03)
Distributions from net investment income	–	–	–B	(.14)	(.09)	(.04)
Distributions from net realized gain	–	–	(.01)	–	–	(.13)
Total distributions	–	–	(.01)	(.14)	(.09)	(.16)C
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$20.61	$20.65	$23.30	$22.55	$20.44	$20.43
Total ReturnD,E,F	(.19)%	(11.37)%	3.39%	11.06%	.49%	(12.89)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.80%I	1.78%	1.78%	1.81%	1.80%	1.79%
Expenses net of fee waivers, if any	1.80%I	1.78%	1.78%	1.81%	1.80%	1.79%
Expenses net of all reductions	1.80%I	1.76%	1.78%	1.76%	1.73%	1.73%
Net investment income (loss)	(.66)%I	.02%	- %J	.13%	.81%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$41,531	$43,365	$54,341	$55,797	$58,919	$73,146
Portfolio turnover rateK	91%I	110%	97%	121%	177%	122%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.125 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.07	$22.75	$22.11	$20.03	$20.03	$23.14
Income from Investment Operations
Net investment income (loss)A	(.11)	(.10)	(.11)	(.08)	.06	.04
Net realized and unrealized gain (loss)	.02	(2.58)	.75	2.18	(.06)	(3.13)
Total from investment operations	(.09)	(2.68)	.64	2.10	–	(3.09)
Distributions from net investment income	–	–	–	(.02)	–	(.01)
Distributions from net realized gain	–	–	–	–	–	(.03)
Total distributions	–	–	–	(.02)	–	(.03)B
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$19.98	$20.07	$22.75	$22.11	$20.03	$20.03
Total ReturnD,E,F	(.45)%	(11.78)%	2.89%	10.50%	-%	(13.33)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.29%I	2.28%	2.28%	2.31%	2.29%	2.29%
Expenses net of fee waivers, if any	2.29%I	2.28%	2.28%	2.31%	2.29%	2.29%
Expenses net of all reductions	2.29%I	2.26%	2.28%	2.26%	2.23%	2.22%
Net investment income (loss)	(1.15)%I	(.48)%	(.49)%	(.37)%	.32%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$2,232	$3,255	$7,546	$11,391	$15,994	$21,304
Portfolio turnover rateJ	91%I	110%	97%	121%	177%	122%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.03 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.025 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.02	$22.70	$22.06	$20.00	$20.00	$23.13
Income from Investment Operations
Net investment income (loss)A	(.11)	(.10)	(.11)	(.08)	.06	.04
Net realized and unrealized gain (loss)	.02	(2.58)	.75	2.18	(.06)	(3.12)
Total from investment operations	(.09)	(2.68)	.64	2.10	–	(3.08)
Distributions from net investment income	–	–	–	(.04)	–	(.01)
Distributions from net realized gain	–	–	–	–	–	(.05)
Total distributions	–	–	–	(.04)	–	(.06)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$19.93	$20.02	$22.70	$22.06	$20.00	$20.00
Total ReturnC,D,E	(.45)%	(11.81)%	2.90%	10.49%	-%	(13.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.29%H	2.27%	2.27%	2.31%	2.29%	2.28%
Expenses net of fee waivers, if any	2.29%H	2.27%	2.27%	2.30%	2.29%	2.28%
Expenses net of all reductions	2.29%H	2.26%	2.27%	2.25%	2.23%	2.22%
Net investment income (loss)	(1.15)%H	(.47)%	(.49)%	(.37)%	.32%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$43,004	$46,595	$64,026	$62,532	$65,598	$80,855
Portfolio turnover rateI	91%H	110%	97%	121%	177%	122%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.83	$23.50	$22.73	$20.61	$20.63	$23.87
Income from Investment Operations
Net investment income (loss)A	(.01)	.14	.14	.15	.28	.29
Net realized and unrealized gain (loss)	.04	(2.67)	.76	2.25	(.06)	(3.21)
Total from investment operations	.03	(2.53)	.90	2.40	.22	(2.92)
Distributions from net investment income	(.04)	(.11)	(.12)	(.28)	(.24)	(.20)
Distributions from net realized gain	–	(.03)	(.01)	–	–	(.13)
Total distributions	(.04)	(.14)	(.13)	(.28)	(.24)	(.33)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$20.82	$20.83	$23.50	$22.73	$20.61	$20.63
Total ReturnC,D	.14%	(10.83)%	4.00%	11.73%	1.08%	(12.41)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.19%G	1.17%	1.18%	1.23%	1.22%	1.21%
Expenses net of fee waivers, if any	1.19%G	1.17%	1.18%	1.22%	1.22%	1.21%
Expenses net of all reductions	1.19%G	1.16%	1.18%	1.18%	1.16%	1.14%
Net investment income (loss)	(.05)%G	.63%	.60%	.71%	1.39%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$218,790	$209,270	$199,098	$150,576	$145,782	$138,312
Portfolio turnover rateH	91%G	110%	97%	121%	177%	122%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$20.83	$23.50	$22.73	$21.33
Income from Investment Operations
Net investment income (loss)B	.01	.17	.18	.03
Net realized and unrealized gain (loss)	.03	(2.66)	.76	1.37
Total from investment operations	.04	(2.49)	.94	1.40
Distributions from net investment income	(.07)	(.14)	(.16)	–
Distributions from net realized gain	–	(.03)	(.01)	–
Total distributions	(.07)	(.18)C	(.17)	–
Redemption fees added to paid in capitalB,D	–	–	–	–
Net asset value, end of period	$20.80	$20.83	$23.50	$22.73
Total ReturnE,F	.19%	(10.68)%	4.19%	6.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.03%I	1.02%	1.02%	1.05%I
Expenses net of fee waivers, if any	1.03%I	1.02%	1.02%	1.05%I
Expenses net of all reductions	1.03%I	1.00%	1.02%	1.00%I
Net investment income (loss)	.10%I	.78%	.77%	.62%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,974	$6,114	$5,544	$107
Portfolio turnover rateJ	91%I	110%	97%	121%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.033 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$46,138,355
Gross unrealized depreciation	(23,211,711)
Net unrealized appreciation (depreciation) on securities	$22,926,644
Tax cost	$401,530,903

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(47,911,843)
Total with expiration	$(47,911,843)
No expiration
Short-term	$(12,456,052)
Total no expiration	$(12,456,052)
Total capital loss carryforward	$(60,367,895)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $181,903,642 and $184,169,805, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$131,354	$222
Class T	.25%	.25%	100,958	–
Class B	.75%	.25%	12,991	9,743
Class C	.75%	.25%	212,064	16,361
			$457,367	$26,326

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,692
Class T	4,608
Class B(a)	1,041
Class C(a)	2,066
$24,407

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$159,384.30
Class T	63,712.32
Class B	3,939.30
Class C	64,561.30
Class I	204,569.20
Class Z	1,331.05
	$497,496

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $695 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $348 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $39,758, including $525 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,176 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,450.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$–	$115,150
Class I	377,257	898,042
Class Z	19,895	33,409
Total	$397,152	$1,046,601
From net realized gain
Class A	$–	$199,998
Class I	–	279,579
Class Z	–	7,710
Total	$–	$487,287

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	649,337	1,093,525	$12,767,711	$24,402,020
Reinvestment of distributions	–	13,163	–	302,357
Shares redeemed	(842,924)	(1,715,077)	(16,542,384)	(37,830,400)
Net increase (decrease)	(193,587)	(608,389)	$(3,774,673)	$(13,126,023)
Class T
Shares sold	182,219	305,389	$3,546,032	$6,786,919
Shares redeemed	(267,048)	(537,767)	(5,159,406)	(11,710,693)
Net increase (decrease)	(84,829)	(232,378)	$(1,613,374)	$(4,923,774)
Class B
Shares sold	1,396	2,482	$25,071	$54,329
Shares redeemed	(51,892)	(171,894)	(985,523)	(3,727,701)
Net increase (decrease)	(50,496)	(169,412)	$(960,452)	$(3,673,372)
Class C
Shares sold	131,744	365,122	$2,512,301	$7,912,445
Shares redeemed	(301,615)	(858,213)	(5,692,128)	(18,293,083)
Net increase (decrease)	(169,871)	(493,091)	$(3,179,827)	$(10,380,638)
Class I
Shares sold	1,061,826	3,524,595	$21,307,705	$77,404,353
Reinvestment of distributions	17,692	49,091	362,855	1,129,581
Shares redeemed	(614,601)	(1,999,205)	(12,159,604)	(44,250,238)
Net increase (decrease)	464,917	1,574,481	$9,510,956	$34,283,696
Class Z
Shares sold	21,209	119,541	$423,468	$2,670,833
Reinvestment of distributions	971	1,789	19,895	41,119
Shares redeemed	(28,451)	(63,727)	(563,426)	(1,390,718)
Net increase (decrease)	(6,271)	57,603	$(120,063)	$1,321,234

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.54%
Actual		$1,000.00	$999.50	$7.66
Hypothetical-C		$1,000.00	$1,017.21	$7.72
Class T	1.80%
Actual		$1,000.00	$998.10	$8.94
Hypothetical-C		$1,000.00	$1,015.91	$9.02
Class B	2.29%
Actual		$1,000.00	$995.50	$11.36
Hypothetical-C		$1,000.00	$1,013.48	$11.46
Class C	2.29%
Actual		$1,000.00	$995.50	$11.36
Hypothetical-C		$1,000.00	$1,013.48	$11.46
Class I	1.19%
Actual		$1,000.00	$1,001.40	$5.92
Hypothetical-C		$1,000.00	$1,018.95	$5.97
Class Z	1.03%
Actual		$1,000.00	$1,001.90	$5.13
Hypothetical-C		$1,000.00	$1,019.74	$5.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

FAEMZ-SANN-0616
1.9585024.102

Fidelity Advisor® Overseas Fund Class I Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.6	2.4
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.1	1.9
Sanofi SA (France, Pharmaceuticals)	1.7	2.0
Howden Joinery Group PLC (United Kingdom, Specialty Retail)	1.7	1.8
NEXT Co. Ltd. (Japan, Media)	1.7	1.0
	9.8

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.1	29.7
Information Technology	17.2	12.9
Financials	14.2	16.5
Health Care	12.9	13.4
Consumer Staples	10.4	10.4

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	20.8	17.9
United Kingdom	18.4	22.9
United States of America	10.8	9.5
France	9.5	9.2
Germany	6.5	4.2

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

As of October 31, 2015
Stocks	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
Australia - 1.7%
AMP Ltd.	186,173	$832
BHP Billiton Ltd.	146,394	2,286
Carsales.com Ltd.	597,678	5,344
McMillan Shakespeare Ltd.	285,153	2,663

TOTAL AUSTRALIA		11,125

Austria - 0.9%
Wienerberger AG	304,300	6,012
Bailiwick of Jersey - 2.3%
Integrated Diagnostics Holdings PLC	95,400	444
Shire PLC	66,000	4,119
Wolseley PLC	196,467	11,005

TOTAL BAILIWICK OF JERSEY		15,568

Belgium - 0.8%
Ageas	35,290	1,384
KBC Groep NV	36,411	2,044
UCB SA	21,700	1,624

TOTAL BELGIUM		5,052

Bermuda - 0.4%
Oriental Watch Holdings Ltd.	2,992,000	362
Signet Jewelers Ltd.	18,600	2,019

TOTAL BERMUDA		2,381

Canada - 0.5%
Entertainment One Ltd.	1,174,777	3,176
Cayman Islands - 3.2%
58.com, Inc. ADR (a)	67,600	3,694
Alibaba Group Holding Ltd. sponsored ADR (a)	79,400	6,109
Autohome, Inc. ADR Class A (a)	37,000	1,094
Bitauto Holdings Ltd. ADR (a)	18,300	457
Fu Shou Yuan International Group Ltd.	1,020,000	716
Goodbaby International Holdings Ltd. (a)	973,000	545
New Oriental Education & Technology Group, Inc. sponsored ADR	43,900	1,719
Tencent Holdings Ltd.	344,800	7,016

TOTAL CAYMAN ISLANDS		21,350

China - 0.3%
TravelSky Technology Ltd. (H Shares)	925,000	1,719
Denmark - 2.6%
Danske Bank A/S	74,564	2,109
Novo Nordisk A/S:
Series B	18,115	1,011
Series B sponsored ADR (b)	229,400	12,798
Scandinavian Tobacco Group A/S	62,255	990

TOTAL DENMARK		16,908

France - 9.5%
AXA SA	49,558	1,251
AXA SA sponsored ADR	59,100	1,496
BNP Paribas SA	79,616	4,215
Compagnie de St. Gobain	126,500	5,793
Havas SA	826,400	6,915
Iliad SA	4,606	1,007
Ipsen SA	42,800	2,590
Orange SA	187,300	3,112
Pernod Ricard SA	45,300	4,890
Safran SA	25,600	1,764
Sanofi SA	107,373	8,850
Sanofi SA sponsored ADR	62,100	2,552
Societe Generale Series A	49,362	1,942
Total SA	153,455	7,756
Ubisoft Entertainment SA (a)	93,324	2,711
Vivendi SA (b)	290,500	5,581

TOTAL FRANCE		62,425

Germany - 5.5%
adidas AG	29,400	3,791
Allianz SE	13,848	2,356
Axel Springer Verlag AG	57,700	3,222
Bayer AG	61,340	7,076
CTS Eventim AG	116,482	4,080
Deutsche Bank AG	31,560	595
Deutsche Boerse AG	42,969	3,527
Deutsche Telekom AG	228,800	4,016
E.ON AG	97,992	1,016
SAP AG	40,940	3,212
SAP AG sponsored ADR	32,900	2,587
Scout24 Holding GmbH (a)	29,400	1,078

TOTAL GERMANY		36,556

Hong Kong - 0.4%
Television Broadcasts Ltd.	644,200	2,403
India - 0.4%
Info Edge India Ltd.	214,247	2,425
Just Dial Ltd.	25,947	331

TOTAL INDIA		2,756

Ireland - 0.6%
Paddy Power PLC (Ireland)	31,270	4,191
Presbia PLC (a)	16,010	63

TOTAL IRELAND		4,254

Isle of Man - 0.9%
Playtech Ltd.	484,907	5,700
Italy - 2.2%
Brunello Cucinelli SpA	4,900	96
DiaSorin S.p.A.	43,100	2,517
Eni SpA	60,300	985
Eni SpA sponsored ADR	22,300	731
Intesa Sanpaolo SpA	2,295,700	6,382
Mediaset SpA	843,600	3,796

TOTAL ITALY		14,507

Japan - 20.8%
Arcland Service Co. Ltd.	335,500	9,398
Astellas Pharma, Inc.	734,500	9,903
COLOPL, Inc.	168,300	3,325
Daiwa Securities Group, Inc.	208,000	1,211
Dentsu, Inc.	134,100	6,813
Fuji Media Holdings, Inc.	68,900	780
Fukuda Denshi Co. Ltd.	16,700	912
Hitachi Ltd.	703,000	3,221
Honda Motor Co. Ltd.	77,200	2,083
Hoya Corp.	152,100	5,825
Infomart Corp. (b)	46,400	415
Japan Tobacco, Inc.	138,600	5,663
Kakaku.com, Inc.	38,700	697
Keyence Corp.	4,700	2,817
Misumi Group, Inc.	427,000	5,897
Mitsubishi UFJ Financial Group, Inc.	744,400	3,435
MS&AD Insurance Group Holdings, Inc.	53,900	1,424
Nakanishi, Inc.	17,900	587
NEXT Co. Ltd. (b)	999,200	11,173
Nintendo Co. Ltd.	17,600	2,383
Nomura Holdings, Inc.	204,200	868
Olympus Corp.	138,900	5,411
ORIX Corp.	489,000	6,917
Proto Corp.	36,500	479
Rakuten, Inc.	722,400	7,853
Recruit Holdings Co. Ltd.	174,800	5,401
San-A Co. Ltd.	79,900	3,678
SoftBank Corp.	79,300	4,264
Sony Corp.	50,300	1,218
Sony Corp. sponsored ADR	163,800	3,948
Sumitomo Mitsui Financial Group, Inc.	70,100	2,109
Sundrug Co. Ltd.	10,700	760
Tokio Marine Holdings, Inc.	59,300	1,940
Welcia Holdings Co. Ltd.	164,000	8,663
Zojirushi Thermos (b)	374,700	5,589

TOTAL JAPAN		137,060

Korea (South) - 0.7%
LG Household & Health Care Ltd.	1,675	1,472
Medy-Tox, Inc.	3,602	1,330
NAVER Corp.	2,675	1,581

TOTAL KOREA (SOUTH)		4,383

Malta - 0.8%
Kambi Group PLC (a)(b)	238,000	4,105
Unibet Group PLC unit	118,500	1,337

TOTAL MALTA		5,442

Mauritius - 0.1%
MakeMyTrip Ltd. (a)(b)	55,400	1,017
Netherlands - 1.3%
AEGON NV	109,900	632
Arcadis NV	105,800	1,812
ASML Holding NV	13,857	1,339
ING Groep NV:
(Certificaten Van Aandelen)	181,810	2,227
sponsored ADR	59,300	728
Koninklijke Wessanen NV	169,606	1,752

TOTAL NETHERLANDS		8,490

New Zealand - 1.4%
EBOS Group Ltd.	99,154	1,105
Ryman Healthcare Group Ltd.	237,031	1,478
Trade Maine Group Ltd.	2,104,509	6,701

TOTAL NEW ZEALAND		9,284

Norway - 1.5%
Schibsted ASA:
(A Shares)	78,500	2,290
(B Shares)	78,500	2,232
Statoil ASA	70,900	1,248
Statoil ASA sponsored ADR (b)	241,400	4,246

TOTAL NORWAY		10,016

Philippines - 0.0%
Melco Crown Philippines Resort (a)	7,218,600	353
South Africa - 1.3%
Naspers Ltd. Class N	60,900	8,356
Spain - 1.9%
Atresmedia Corporacion de Medios de Comunicacion SA (b)	293,000	3,815
Banco Bilbao Vizcaya Argentaria SA	258,951	1,779
Banco Santander SA (Spain)	184,604	935
Mediaset Espana Comunicacion SA	279,417	3,628
Melia Hotels International SA (b)	217,700	2,740

TOTAL SPAIN		12,897

Sweden - 1.7%
Arcam AB (a)(b)	25,600	558
Getinge AB (B Shares)	99,300	2,100
Nordea Bank AB	305,800	2,968
Svenska Cellulosa AB (SCA) (B Shares)	145,100	4,570
Swedbank AB (A Shares)	51,612	1,113

TOTAL SWEDEN		11,309

Switzerland - 5.4%
Credit Suisse Group AG	127,052	1,934
Julius Baer Group Ltd.	15,170	650
Nestle SA	230,437	17,196
Roche Holding AG (participation certificate)	12,818	3,243
Syngenta AG (Switzerland)	22,019	8,814
UBS Group AG	208,359	3,606

TOTAL SWITZERLAND		35,443

United Kingdom - 18.4%
AstraZeneca PLC (United Kingdom)	69,873	4,009
Barclays PLC	1,310,549	3,290
BHP Billiton PLC	88,741	1,213
BP PLC	368,700	2,031
BP PLC sponsored ADR	50,191	1,685
Brammer PLC (b)	85,132	217
Dechra Pharmaceuticals PLC	73,200	1,183
Diageo PLC	277,567	7,504
Essentra PLC	192,525	2,284
Foxtons Group PLC	470,700	994
Howden Joinery Group PLC	1,560,600	11,265
HSBC Holdings PLC:
(United Kingdom)	469,000	3,108
sponsored ADR	140,191	4,673
ITV PLC	1,992,600	6,557
Johnson Matthey PLC	30,904	1,304
JUST EAT Ltd. (a)	279,914	1,569
LivaNova PLC (a)	19,842	1,054
Lloyds Banking Group PLC	6,590,799	6,469
M&C Saatchi PLC	887,505	4,487
Micro Focus International PLC	20,400	456
Moneysupermarket.com Group PLC	565,100	2,592
Nahl Group PCL	106,110	379
Prudential PLC	68,829	1,359
Rightmove PLC	112,200	6,325
Rio Tinto PLC	68,432	2,296
Rolls-Royce Group PLC	217,174	2,124
Royal Bank of Scotland Group PLC (a)	120,080	404
Royal Dutch Shell PLC:
Class A (United Kingdom)	233,928	6,127
Class B (United Kingdom)	156,090	4,098
Shawbrook Group PLC	572,500	2,397
Softcat PLC	95,400	445
SThree PLC	218,000	1,083
SuperGroup PLC	144,500	2,574
Ted Baker PLC	65,400	2,279
Virgin Money Holdings Uk PLC	692,700	3,695
Vodafone Group PLC	2,814,600	9,068
Whitbread PLC	17,336	981
Zoopla Property Group PLC (b)	1,791,000	7,707

TOTAL UNITED KINGDOM		121,285

United States of America - 10.8%
Alphabet, Inc.:
Class A	8,200	5,805
Class C	3,214	2,227
BlackRock, Inc. Class A	12,100	4,312
Boston Beer Co., Inc. Class A (a)	10,800	1,686
Dave & Buster's Entertainment, Inc. (a)	27,626	1,069
Dunkin' Brands Group, Inc.	41,100	1,911
eBay, Inc. (a)	74,100	1,810
Electronic Arts, Inc. (a)	30,100	1,862
Facebook, Inc. Class A (a)	58,700	6,902
Molson Coors Brewing Co. Class B	14,500	1,387
Monsanto Co.	26,700	2,501
Monster Beverage Corp.	16,400	2,365
PayPal Holdings, Inc. (a)	105,300	4,126
Priceline Group, Inc. (a)	6,900	9,271
Sprouts Farmers Market LLC (a)	244,900	6,874
Tiffany & Co., Inc.	43,000	3,068
TripAdvisor, Inc. (a)	17,900	1,156
Visa, Inc. Class A	107,500	8,303
World Wrestling Entertainment, Inc. Class A (b)	135,200	2,250
Zillow Group, Inc.:
Class A (a)(b)	36,400	911
Class C (a)(b)	52,000	1,250

TOTAL UNITED STATES OF AMERICA		71,046

TOTAL COMMON STOCKS
(Cost $611,441)		648,273

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Sartorius AG (non-vtg.)	13,500	3,330
Volkswagen AG	22,900	3,316

TOTAL GERMANY		6,646

United Kingdom - 0.0%
Rolls-Royce Group PLC	16,406,254	24
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,453)		6,670

Money Market Funds - 4.4%
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)
(Cost $29,151)	29,151,323	29,151
TOTAL INVESTMENT PORTFOLIO - 103.7%
(Cost $645,045)		684,094
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(24,324)
NET ASSETS - 100%		$659,770

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$22
Fidelity Securities Lending Cash Central Fund	334
Total	$356

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$179,083	$124,090	$54,993	$--
Consumer Staples	68,460	24,996	43,464	--
Energy	28,907	6,662	22,245	--
Financials	94,300	44,840	49,460	--
Health Care	85,114	41,244	43,870	--
Industrials	44,353	22,050	22,303	--
Information Technology	111,545	86,740	24,805	--
Materials	20,698	14,903	5,795	--
Telecommunication Services	21,467	1,007	20,460	--
Utilities	1,016	--	1,016	--
Money Market Funds	29,151	29,151	--	--
Total Investments in Securities:	$684,094	$395,683	$288,411	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$7,119
Level 2 to Level 1	$25,663

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,819) — See accompanying schedule: Unaffiliated issuers (cost $615,894)	$654,943
Fidelity Central Funds (cost $29,151)	29,151
Total Investments (cost $645,045)		$684,094
Foreign currency held at value (cost $162)		162
Receivable for investments sold		3,145
Receivable for fund shares sold		104
Dividends receivable		3,050
Distributions receivable from Fidelity Central Funds		83
Prepaid expenses		1
Other receivables		69
Total assets		690,708
Liabilities
Payable to custodian bank	$120
Payable for investments purchased	262
Payable for fund shares redeemed	633
Accrued management fee	446
Distribution and service plan fees payable	138
Other affiliated payables	136
Other payables and accrued expenses	52
Collateral on securities loaned, at value	29,151
Total liabilities		30,938
Net Assets		$659,770
Net Assets consist of:
Paid in capital		$643,378
Undistributed net investment income		2,765
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,420)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,047
Net Assets		$659,770
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($66,365.3 ÷ 3,205.922 shares)		$20.70
Maximum offering price per share (100/94.25 of $20.70)		$21.96
Class T:
Net Asset Value and redemption price per share ($258,244.1 ÷ 12,159.900 shares)		$21.24
Maximum offering price per share (100/96.50 of $21.24)		$22.01
Class B:
Net Asset Value and offering price per share ($1,012.8 ÷ 50.811 shares)(a)		$19.93
Class C:
Net Asset Value and offering price per share ($17,397.2 ÷ 865.258 shares)(a)		$20.11
Class I:
Net Asset Value, offering price and redemption price per share ($316,750.8 ÷ 14,988.925 shares)		$21.13

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$7,634
Income from Fidelity Central Funds		356
Income before foreign taxes withheld		7,990
Less foreign taxes withheld		(666)
Total income		7,324
Expenses
Management fee
Basic fee	$2,187
Performance adjustment	509
Transfer agent fees	652
Distribution and service plan fees	838
Accounting and security lending fees	163
Custodian fees and expenses	43
Independent trustees' compensation	1
Registration fees	49
Audit	49
Legal	1
Miscellaneous	3
Total expenses before reductions	4,495
Expense reductions	(6)	4,489
Net investment income (loss)		2,835
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,788
Foreign currency transactions	(34)
Total net realized gain (loss)		1,754
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,297)
Assets and liabilities in foreign currencies	90
Total change in net unrealized appreciation (depreciation)		(29,207)
Net gain (loss)		(27,453)
Net increase (decrease) in net assets resulting from operations		$(24,618)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,835	$6,559
Net realized gain (loss)	1,754	25,791
Change in net unrealized appreciation (depreciation)	(29,207)	(15,390)
Net increase (decrease) in net assets resulting from operations	(24,618)	16,960
Distributions to shareholders from net investment income	(2,404)	(1,529)
Share transactions - net increase (decrease)	4,899	(42,896)
Redemption fees	10	9
Total increase (decrease) in net assets	(22,113)	(27,456)
Net Assets
Beginning of period	681,883	709,339
End of period (including undistributed net investment income of $2,765 and undistributed net investment income of $2,334, respectively)	$659,770	$681,883

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Overseas Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.59	$21.09	$21.61	$16.76	$16.13	$17.77
Income from Investment Operations
Net investment income (loss)A	.09	.19	.24	.17	.23	.16
Net realized and unrealized gain (loss)	(.90)	.33	(.50)	4.97	.64	(1.54)
Total from investment operations	(.81)	.52	(.26)	5.14	.87	(1.38)
Distributions from net investment income	(.08)	(.02)	(.18)	(.25)	(.24)	(.21)
Distributions from net realized gain	–	–	(.08)	(.04)	–	(.05)
Total distributions	(.08)	(.02)	(.26)	(.29)	(.24)	(.26)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$20.70	$21.59	$21.09	$21.61	$16.76	$16.13
Total ReturnC,D,E	(3.77)%	2.46%	(1.24)%	31.13%	5.51%	(7.95)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.42%H	1.35%	1.30%	1.37%	1.33%	1.34%
Expenses net of fee waivers, if any	1.42%H	1.35%	1.30%	1.37%	1.33%	1.34%
Expenses net of all reductions	1.42%H	1.34%	1.30%	1.36%	1.32%	1.32%
Net investment income (loss)	.84%H	.89%	1.10%	.91%	1.43%	.90%
Supplemental Data
Net assets, end of period (in millions)	$66	$78	$65	$69	$60	$60
Portfolio turnover rateI	38%H	29%	39%	37%	36%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Overseas Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.11	$21.62	$22.16	$17.16	$16.50	$18.18
Income from Investment Operations
Net investment income (loss)A	.07	.15	.21	.14	.20	.13
Net realized and unrealized gain (loss)	(.92)	.34	(.52)	5.11	.66	(1.59)
Total from investment operations	(.85)	.49	(.31)	5.25	.86	(1.46)
Distributions from net investment income	(.02)	–	(.15)	(.21)	(.20)	(.17)
Distributions from net realized gain	–	–	(.08)	(.04)	–	(.05)
Total distributions	(.02)	–	(.23)	(.25)	(.20)	(.22)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.24	$22.11	$21.62	$22.16	$17.16	$16.50
Total ReturnC,D,E	(3.85)%	2.27%	(1.42)%	30.96%	5.32%	(8.17)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.63%H	1.55%	1.48%	1.53%	1.51%	1.52%
Expenses net of fee waivers, if any	1.63%H	1.55%	1.48%	1.53%	1.51%	1.51%
Expenses net of all reductions	1.63%H	1.55%	1.48%	1.52%	1.50%	1.49%
Net investment income (loss)	.63%H	.69%	.92%	.74%	1.25%	.73%
Supplemental Data
Net assets, end of period (in millions)	$258	$285	$293	$329	$271	$305
Portfolio turnover rateI	38%H	29%	39%	37%	36%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Overseas Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.79	$20.46	$21.02	$16.25	$15.58	$17.18
Income from Investment Operations
Net investment income (loss)A	–	.02	.07	.03	.10	.03
Net realized and unrealized gain (loss)	(.86)	.31	(.49)	4.85	.63	(1.51)
Total from investment operations	(.86)	.33	(.42)	4.88	.73	(1.48)
Distributions from net investment income	–	–	(.06)	(.07)	(.06)	(.08)
Distributions from net realized gain	–	–	(.08)	(.04)	–	(.05)
Total distributions	–	–	(.14)	(.11)	(.06)	(.12)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$19.93	$20.79	$20.46	$21.02	$16.25	$15.58
Total ReturnD,E,F	(4.14)%	1.61%	(2.03)%	30.21%	4.72%	(8.67)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.23%I	2.16%	2.09%	2.12%	2.09%	2.10%
Expenses net of fee waivers, if any	2.22%I	2.15%	2.09%	2.12%	2.09%	2.09%
Expenses net of all reductions	2.22%I	2.15%	2.09%	2.11%	2.07%	2.07%
Net investment income (loss)	.03%I	.09%	.31%	.16%	.67%	.15%
Supplemental Data
Net assets, end of period (in millions)	$1	$2	$2	$3	$3	$4
Portfolio turnover rateJ	38%I	29%	39%	37%	36%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.12 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.045 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Overseas Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.98	$20.63	$21.21	$16.43	$15.78	$17.39
Income from Investment Operations
Net investment income (loss)A	–	.02	.07	.03	.11	.03
Net realized and unrealized gain (loss)	(.87)	.33	(.50)	4.89	.64	(1.52)
Total from investment operations	(.87)	.35	(.43)	4.92	.75	(1.49)
Distributions from net investment income	–	–	(.07)	(.10)	(.10)	(.07)
Distributions from net realized gain	–	–	(.08)	(.04)	–	(.05)
Total distributions	–	–	(.15)	(.14)	(.10)	(.12)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$20.11	$20.98	$20.63	$21.21	$16.43	$15.78
Total ReturnC,D,E	(4.15)%	1.70%	(2.06)%	30.16%	4.78%	(8.67)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.23%H	2.15%	2.08%	2.12%	2.09%	2.09%
Expenses net of fee waivers, if any	2.22%H	2.15%	2.08%	2.12%	2.09%	2.09%
Expenses net of all reductions	2.22%H	2.14%	2.08%	2.10%	2.07%	2.07%
Net investment income (loss)	.03%H	.09%	.32%	.16%	.67%	.15%
Supplemental Data
Net assets, end of period (in millions)	$17	$19	$19	$21	$16	$19
Portfolio turnover rateI	38%H	29%	39%	37%	36%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Overseas Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.06	$21.55	$22.07	$17.11	$16.45	$18.10
Income from Investment Operations
Net investment income (loss)A	.12	.27	.32	.24	.29	.23
Net realized and unrealized gain (loss)	(.91)	.34	(.52)	5.08	.65	(1.59)
Total from investment operations	(.79)	.61	(.20)	5.32	.94	(1.36)
Distributions from net investment income	(.14)	(.10)	(.24)	(.31)	(.28)	(.24)
Distributions from net realized gain	–	–	(.08)	(.04)	–	(.05)
Total distributions	(.14)	(.10)	(.32)	(.36)B	(.28)	(.29)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$21.13	$22.06	$21.55	$22.07	$17.11	$16.45
Total ReturnD,E	(3.62)%	2.82%	(.95)%	31.63%	5.91%	(7.70)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.11%H	1.03%	.96%	1.02%	.99%	1.00%
Expenses net of fee waivers, if any	1.11%H	1.03%	.96%	1.02%	.99%	.99%
Expenses net of all reductions	1.10%H	1.02%	.96%	1.01%	.97%	.97%
Net investment income (loss)	1.15%H	1.21%	1.44%	1.26%	1.77%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$317	$298	$330	$307	$257	$349
Portfolio turnover rateI	38%H	29%	39%	37%	36%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.314 and distributions from net realized gain of $.041 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$109,054
Gross unrealized depreciation	(78,065)
Net unrealized appreciation (depreciation) on securities	$30,989
Tax cost	$653,105

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(16,742)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $125,496 and $121,172, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$89	$-
Class T	.25%	.25%	656	-
Class B	.75%	.25%	6	5
Class C	.75%	.25%	87	8
			$838	$13

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3
Class T	2
Class B(a)	–(b)
Class C(a)	1
$6

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$87.24
Class T	266.20
Class B	2.30
Class C	26.30
Class I	271.18
	$652

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were in an amount of less than five hundred dollars for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $382. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $334, including $13 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$285	$59
Class T	255	–
Class I	1,864	1,470
Total	$2,404	$1,529

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	239	1,338	$4,888	$29,635
Reinvestment of distributions	13	3	274	56
Shares redeemed	(678)	(804)	(13,727)	(17,607)
Net increase (decrease)	(426)	537	$(8,565)	$12,084
Class T
Shares sold	936	2,579	$19,462	$57,864
Reinvestment of distributions	11	–	250	–
Shares redeemed	(1,690)	(3,247)	(35,218)	(71,824)
Net increase (decrease)	(743)	(668)	$(15,506)	$(13,960)
Class B
Shares sold	1	32	$15	$692
Shares redeemed	(29)	(54)	(562)	(1,123)
Net increase (decrease)	(28)	(22)	$(547)	$(431)
Class C
Shares sold	49	204	$978	$4,420
Shares redeemed	(77)	(230)	(1,521)	(4,851)
Net increase (decrease)	(28)	(26)	$(543)	$(431)
Class I
Shares sold	1,820	1,548	$36,946	$33,691
Reinvestment of distributions	49	67	1,078	1,452
Shares redeemed	(383)	(3,406)	(7,964)	(75,301)
Net increase (decrease)	1,486	(1,791)	$30,060	$(40,158)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 18% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.42%
Actual		$1,000.00	$962.30	$6.93
Hypothetical-C		$1,000.00	$1,017.80	$7.12
Class T	1.63%
Actual		$1,000.00	$961.50	$7.95
Hypothetical-C		$1,000.00	$1,016.76	$8.17
Class B	2.22%
Actual		$1,000.00	$958.60	$10.81
Hypothetical-C		$1,000.00	$1,013.82	$11.12
Class C	2.23%
Actual		$1,000.00	$958.50	$10.86
Hypothetical-C		$1,000.00	$1,013.77	$11.17
Class I	1.11%
Actual		$1,000.00	$963.80	$5.42
Hypothetical-C		$1,000.00	$1,019.34	$5.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

OSI-SANN-0616
1.703566.118

Fidelity Advisor® Diversified International Fund Class Z Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.1	1.9
Bayer AG (Germany, Pharmaceuticals)	1.8	1.5
ORIX Corp. (Japan, Diversified Financial Services)	1.8	1.8
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.7	1.6
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.4	1.4
	8.8

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	21.4
Health Care	17.6	17.4
Consumer Discretionary	14.9	16.1
Consumer Staples	14.5	12.3
Information Technology	13.2	12.3

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	15.0	18.2
Japan	14.1	14.5
United States of America	8.5	7.3
Germany	8.5	7.6
Switzerland	4.8	4.7

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks and Equity Futures	97.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

As of October 31, 2015
Stocks and Equity Futures	95.2%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.7%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
Australia - 1.1%
Ansell Ltd. (a)	258,534	$3,918
Australia & New Zealand Banking Group Ltd.	459,310	8,419
CSL Ltd.	18,683	1,494
Magellan Financial Group Ltd.	289,293	4,729
Ramsay Health Care Ltd.	82,294	4,064

TOTAL AUSTRALIA		22,624

Austria - 0.3%
Andritz AG	65,400	3,663
Zumtobel AG	174,600	2,273

TOTAL AUSTRIA		5,936

Bailiwick of Jersey - 2.0%
Integrated Diagnostics Holdings PLC	164,400	764
Sanne Group PLC	333,100	2,148
Shire PLC	229,800	14,340
Wolseley PLC	226,863	12,707
WPP PLC	435,324	10,170

TOTAL BAILIWICK OF JERSEY		40,129

Belgium - 2.4%
Anheuser-Busch InBev SA NV	267,831	33,152
KBC Groep NV	265,798	14,922

TOTAL BELGIUM		48,074

Canada - 4.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	411,200	18,025
AutoCanada, Inc.	122,300	2,001
Canadian Energy Services & Technology Corp.	2,653,100	8,099
Cenovus Energy, Inc.	235,800	3,738
CGI Group, Inc. Class A (sub. vtg.) (a)	299,500	13,682
Constellation Software, Inc.	22,400	8,754
Fairfax India Holdings Corp. (a)	494,000	5,483
Imperial Oil Ltd.	149,400	4,955
Keyera Corp. (b)	98,200	3,163
PrairieSky Royalty Ltd.	81,669	1,720
Suncor Energy, Inc.	318,900	9,361
Tourmaline Oil Corp.(a)	199,800	4,608

TOTAL CANADA		83,589

Cayman Islands - 1.0%
58.com, Inc. ADR (a)	43,400	2,372
Alibaba Group Holding Ltd. sponsored ADR (a)	200,800	15,450
Lee's Pharmaceutical Holdings Ltd.	1,208,500	978
Regina Miracle International Holdings Ltd. (a)	1,136,558	1,725

TOTAL CAYMAN ISLANDS		20,525

China - 0.7%
Inner Mongoli Yili Industries Co. Ltd.	497,608	1,155
Kweichow Moutai Co. Ltd.	175,010	6,791
Qingdao Haier Co. Ltd.	3,912,122	5,034
Weifu High-Technology Co. Ltd. (B Shares)	239,500	506

TOTAL CHINA		13,486

Curacao - 0.8%
Schlumberger Ltd.	196,900	15,819
Denmark - 2.9%
Genmab A/S (a)	86,700	12,846
NNIT A/S	139,682	3,804
Novo Nordisk A/S Series B	740,740	41,354

TOTAL DENMARK		58,004

Finland - 0.3%
Sampo Oyj (A Shares)	113,300	4,947
France - 4.3%
Accor SA (b)	216,069	9,571
Air Liquide SA	22,860	2,593
ALTEN	36,200	2,238
Amundi SA	199,404	9,176
AXA SA	475,000	11,994
Capgemini SA	46,900	4,378
Danone SA	111,747	7,829
Publicis Groupe SA	56,310	4,167
Sanofi SA	317,468	26,168
VINCI SA	55,200	4,124
Worldline SA (a)(c)	124,824	3,496

TOTAL FRANCE		85,734

Germany - 7.4%
adidas AG	107,890	13,911
Axel Springer Verlag AG	42,100	2,351
Bayer AG	315,252	36,369
Brenntag AG	75,600	4,433
Continental AG	44,700	9,817
Deutsche Boerse AG	44,000	3,612
Deutsche Post AG	64,027	1,881
Fresenius SE & Co. KGaA	349,300	25,406
KION Group AG	108,500	5,911
Nexus AG	95,900	1,680
ProSiebenSat.1 Media AG	247,900	12,637
Rational AG	1,000	508
SAP AG	256,389	20,117
Symrise AG	116,900	7,745

TOTAL GERMANY		146,378

Hong Kong - 2.0%
AIA Group Ltd.	4,732,000	28,319
China Resources Beer Holdings Co. Ltd.	1,530,000	3,362
Hang Seng Bank Ltd.	139,800	2,535
Techtronic Industries Co. Ltd.	1,559,500	5,846

TOTAL HONG KONG		40,062

India - 3.2%
Apollo Hospitals Enterprise Ltd.	149,447	2,952
Axis Bank Ltd. (a)	563,244	4,006
Bharti Infratel Ltd.	1,488,127	8,400
Edelweiss Financial Services Ltd.	2,655,200	2,320
Exide Industries Ltd. (a)	1,136,771	2,520
HCL Technologies Ltd.	325,087	3,672
HDFC Bank Ltd. (a)	793,748	16,134
Housing Development Finance Corp. Ltd.	724,211	11,867
ITC Ltd.	1,552,545	7,595
LIC Housing Finance Ltd. (a)	274,208	1,908
Pidilite Industries Ltd. (a)	241,934	2,196

TOTAL INDIA		63,570

Indonesia - 0.5%
PT Bank Central Asia Tbk	4,553,100	4,505
PT Bank Rakyat Indonesia Tbk	6,393,400	5,018

TOTAL INDONESIA		9,523

Ireland - 3.2%
Allergan PLC (a)	62,800	13,600
DCC PLC (United Kingdom)	71,500	6,331
Greencore Group PLC	919,621	4,848
Horizon Pharma PLC (a)	218,400	3,357
Kerry Group PLC Class A	94,800	8,453
Medtronic PLC	132,300	10,472
Ryanair Holdings PLC sponsored ADR	194,360	15,733

TOTAL IRELAND		62,794

Isle of Man - 0.6%
Optimal Payments PLC (a)	1,284,533	7,155
Playtech Ltd.	483,525	5,684

TOTAL ISLE OF MAN		12,839

Israel - 2.6%
Cellcom Israel Ltd. (Israel) (a)	486,900	3,654
Check Point Software Technologies Ltd. (a)	132,000	10,939
Frutarom Industries Ltd.	132,000	6,765
Partner Communications Co. Ltd. (a)	162,104	843
Teva Pharmaceutical Industries Ltd. sponsored ADR	523,200	28,488

TOTAL ISRAEL		50,689

Italy - 0.7%
Intesa Sanpaolo SpA	3,417,900	9,501
Mediaset SpA	769,000	3,461

TOTAL ITALY		12,962

Japan - 14.1%
Ain Holdings, Inc.	77,700	3,775
Astellas Pharma, Inc.	1,346,700	18,157
Casio Computer Co. Ltd. (b)	228,500	4,348
Daiichikosho Co. Ltd.	74,400	3,119
Dentsu, Inc.	169,600	8,617
Don Quijote Holdings Co. Ltd.	177,700	6,322
Fast Retailing Co. Ltd.	9,200	2,422
Glory Ltd. (d)	58,800	1,926
Hoya Corp.	747,400	28,621
Japan Exchange Group, Inc.	632,300	9,417
Japan Tobacco, Inc.	474,200	19,375
KDDI Corp.	607,800	17,508
Keyence Corp.	37,400	22,417
Kubota Corp.	71,800	1,046
Minebea Mitsumi, Inc.	250,000	2,048
Misumi Group, Inc.	194,300	2,683
Mitsubishi UFJ Financial Group, Inc.	2,220,800	10,249
NGK Spark Plug Co. Ltd.	139,300	2,778
Nippon Paint Holdings Co. Ltd.	42,500	1,116
Nitori Holdings Co. Ltd.	84,100	7,823
NOF Corp.	282,000	2,220
Olympus Corp.	211,100	8,224
ORIX Corp.	2,507,100	35,463
Rakuten, Inc.	864,500	9,398
Seven & i Holdings Co. Ltd.	240,700	9,821
SHIMANO, Inc.	53,500	7,676
Shinsei Bank Ltd.	2,310,000	3,238
SoftBank Corp.	154,300	8,297
Suzuki Motor Corp.	141,400	3,875
Tsuruha Holdings, Inc.	141,100	13,534
Welcia Holdings Co. Ltd.	58,200	3,074

TOTAL JAPAN		278,587

Korea (South) - 0.2%
Orion Corp.	5,836	4,737
Luxembourg - 0.7%
Eurofins Scientific SA	36,500	13,543
Netherlands - 4.0%
AerCap Holdings NV (a)	162,700	6,510
Altice NV:
Class A (a)	837,674	12,709
Class B (a)	282,992	4,324
Gree Electric Appliances, Inc. of Zhuhai ELS (BNP Paribas Warrants Program) (A Shares)warrants 11/24/16 (a)(c)	144,800	430
IMCD Group BV	135,500	5,471
ING Groep NV (Certificaten Van Aandelen)	862,600	10,564
NXP Semiconductors NV (a)	85,900	7,326
RELX NV	691,942	11,611
Unilever NV (Certificaten Van Aandelen) (Bearer)	478,600	21,025

TOTAL NETHERLANDS		79,970

New Zealand - 0.1%
Ryman Healthcare Group Ltd.	252,900	1,577
Norway - 0.4%
Statoil ASA	479,000	8,431
Philippines - 0.2%
Alliance Global Group, Inc.	12,852,154	3,962
Singapore - 0.6%
Broadcom Ltd.	39,500	5,757
United Overseas Bank Ltd.	414,700	5,736

TOTAL SINGAPORE		11,493

South Africa - 1.1%
EOH Holdings Ltd.	427,200	4,158
Naspers Ltd. Class N (d)	134,900	18,510

TOTAL SOUTH AFRICA		22,668

Spain - 2.0%
Amadeus IT Holding SA Class A	338,700	15,412
Hispania Activos Inmobiliarios SA (a)	207,200	3,037
Inditex SA	633,569	20,339
Telepizza Group SAU	207,200	1,459

TOTAL SPAIN		40,247

Sweden - 2.5%
ASSA ABLOY AB (B Shares)	424,800	8,908
Coor Service Management Holding AB	445,200	2,107
HEXPOL AB (B Shares) (b)	146,900	1,518
Nordea Bank AB	1,247,400	12,108
Svenska Cellulosa AB (SCA) (B Shares)	571,900	18,011
Svenska Handelsbanken AB (A Shares) (b)	560,400	7,476

TOTAL SWEDEN		50,128

Switzerland - 4.8%
Actelion Ltd.	58,435	9,442
Compagnie Financiere Richemont SA Series A	51,033	3,403
Credit Suisse Group AG	536,264	8,161
GAM Holding Ltd.	84,407	1,100
Julius Baer Group Ltd.	72,090	3,089
Partners Group Holding AG	15,240	6,275
Roche Holding AG (participation certificate)	59,287	15,000
Sika AG	2,320	9,874
Syngenta AG (Switzerland)	63,418	25,386
UBS Group AG	784,733	13,579

TOTAL SWITZERLAND		95,309

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	904,700	21,342
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	817,800	3,911
United Kingdom - 15.0%
AA PLC	502,320	2,045
Associated British Foods PLC	157,700	7,060
B&M European Value Retail S.A.	2,403,811	9,743
British American Tobacco PLC sponsored ADR	75,500	9,222
BT Group PLC	2,003,100	12,984
Bunzl PLC	175,700	5,235
Capita Group PLC	266,100	3,892
Compass Group PLC	572,700	10,199
Dignity PLC	17,100	610
Diploma PLC	401,600	4,292
Essentra PLC	1,189,500	14,113
Halma PLC	119,100	1,552
Howden Joinery Group PLC	548,200	3,957
IMI PLC	164,400	2,246
Imperial Tobacco Group PLC	255,232	13,867
Indivior PLC	864,100	2,030
ITV PLC	3,882,500	12,775
Liberty Global PLC:
Class A (a)	143,600	5,418
Class C (a)	61,400	2,247
Lloyds Banking Group PLC	27,782,700	27,269
London Stock Exchange Group PLC	233,000	9,236
Micro Focus International PLC	538,200	12,024
Melrose Industries PLC	359,842	1,963
Next PLC	163,200	12,126
Poundland Group PLC	1,394,767	3,505
Prudential PLC	1,189,532	23,481
Reckitt Benckiser Group PLC	186,513	18,170
Rio Tinto PLC	59,500	1,996
Rolls-Royce Group PLC	735,400	7,194
SABMiller PLC	183,500	11,221
Schroders PLC	132,100	4,852
Softcat PLC	490,700	2,287
Sophos Group PLC	532,566	1,598
Spectris PLC	150,900	4,015
St. James's Place Capital PLC	1,188,700	15,059
The Restaurant Group PLC	571,100	2,296
Virgin Money Holdings Uk PLC	989,500	5,279
Whitbread PLC	167,233	9,461

TOTAL UNITED KINGDOM		296,519

United States of America - 8.1%
Alphabet, Inc.:
Class A	10,195	7,217
Class C	19,149	13,270
Amgen, Inc.	65,300	10,337
Baxalta, Inc.	122,500	5,139
Celgene Corp. (a)	66,400	6,866
Coach, Inc.	48,700	1,961
Cognizant Technology Solutions Corp. Class A (a)	98,700	5,761
Coty, Inc. Class A (b)	306,400	9,315
Fidelity National Information Services, Inc.	47,800	3,145
Las Vegas Sands Corp.	179,800	8,118
MasterCard, Inc. Class A	148,600	14,413
McGraw Hill Financial, Inc.	206,500	22,065
Mead Johnson Nutrition Co. Class A	23,500	2,048
Molson Coors Brewing Co. Class B	59,900	5,728
MSCI, Inc. Class A	27,500	2,088
NJOY, Inc. (a)(e)	725,849	93
Noble Energy, Inc.	88,700	3,203
Oceaneering International, Inc.	114,100	4,182
Phillips 66 Co.	51,100	4,196
Qualcomm, Inc.	159,600	8,063
Spectrum Brands Holdings, Inc.	23,700	2,692
Verisk Analytics, Inc. (a)	25,800	2,002
Visa, Inc. Class A	198,900	15,363
Western Digital Corp.	64,700	2,644

TOTAL UNITED STATES OF AMERICA		159,909

TOTAL COMMON STOCKS
(Cost $1,608,687)		1,890,017

Nonconvertible Preferred Stocks - 1.6%
Brazil - 0.5%
Itau Unibanco Holding SA	1,027,300	9,818
Germany - 1.1%
Henkel AG & Co. KGaA	178,800	20,408
Jungheinrich AG	12,800	1,207

TOTAL GERMANY		21,615

United Kingdom - 0.0%
Rolls-Royce Group PLC	52,213,400	76
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $25,429)		31,509
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.33% 5/26/16 to 7/28/16(f)
(Cost $520)	$520	520
	Shares	Value (000s)

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.38% (g)	51,741,019	51,741
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	24,789,142	24,789
TOTAL MONEY MARKET FUNDS
(Cost $76,530)		76,530
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $1,711,166)		1,998,576
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(16,604)
NET ASSETS - 100%		$1,981,972

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
97 CME Nikkei 225 Index Contracts (United States)	June 2016	7,724	$(527)

The face value of futures purchased as a percentage of Net Assets is 0.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,926,000 or 0.2% of net assets.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,000 or 0.0% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $520,000.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc.	6/7/13 - 2/14/14	$808

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$120
Fidelity Securities Lending Cash Central Fund	143
Total	$263

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$297,004	$205,023	$91,888	$93
Consumer Staples	284,293	205,353	78,940	--
Energy	71,475	63,044	8,431	--
Financials	410,280	205,105	205,175	--
Health Care	350,990	198,148	152,842	--
Industrials	120,332	98,041	22,291	--
Information Technology	259,944	217,410	42,534	--
Materials	75,522	67,597	7,925	--
Telecommunication Services	51,686	12,897	38,789	--
Government Obligations	520	--	520	--
Money Market Funds	76,530	76,530	--	--
Total Investments in Securities:	$1,998,576	$1,349,148	$649,335	$93
Derivative Instruments:
Liabilities
Futures Contracts	$(527)	$(527)	$--	$--
Total Liabilities	$(527)	$(527)	$--	$--
Total Derivative Instruments:	$(527)	$(527)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$26,947
Level 2 to Level 1	$200,408

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(527)
Total Equity Risk	0	(527)
Total Value of Derivatives	$0	$(527)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,407) — See accompanying schedule: Unaffiliated issuers (cost $1,634,636)	$1,922,046
Fidelity Central Funds (cost $76,530)	76,530
Total Investments (cost $1,711,166)		$1,998,576
Foreign currency held at value (cost $293)		293
Receivable for investments sold
Regular delivery		5,501
Delayed delivery		508
Receivable for fund shares sold		1,748
Dividends receivable		10,340
Distributions receivable from Fidelity Central Funds		78
Prepaid expenses		1
Other receivables		198
Total assets		2,017,243
Liabilities
Payable for investments purchased	$5,254
Payable for fund shares redeemed	2,844
Accrued management fee	1,126
Distribution and service plan fees payable	431
Payable for daily variation margin for derivative instruments	199
Other affiliated payables	424
Other payables and accrued expenses	204
Collateral on securities loaned, at value	24,789
Total liabilities		35,271
Net Assets		$1,981,972
Net Assets consist of:
Paid in capital		$4,321,905
Undistributed net investment income		9,333
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,636,280)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		287,014
Net Assets		$1,981,972
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($616,707 ÷ 32,029.5 shares)		$19.25
Maximum offering price per share (100/94.25 of $19.25)		$20.42
Class T:
Net Asset Value and redemption price per share ($246,458 ÷ 12,895.7 shares)		$19.11
Maximum offering price per share (100/96.50 of $19.11)		$19.80
Class B:
Net Asset Value and offering price per share ($7,411 ÷ 399.8 shares)(a)		$18.54
Class C:
Net Asset Value and offering price per share ($228,358 ÷ 12,393.1 shares)(a)		$18.43
Class I:
Net Asset Value, offering price and redemption price per share ($794,709 ÷ 40,606.7 shares)		$19.57
Class Z:
Net Asset Value, offering price and redemption price per share ($88,329 ÷ 4,515.7 shares)		$19.56

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$23,035
Interest		4
Income from Fidelity Central Funds		263
Income before foreign taxes withheld		23,302
Less foreign taxes withheld		(1,688)
Total income		21,614
Expenses
Management fee	$6,583
Transfer agent fees	2,108
Distribution and service plan fees	2,613
Accounting and security lending fees	432
Custodian fees and expenses	116
Independent trustees' compensation	4
Registration fees	106
Audit	60
Legal	6
Miscellaneous	5
Total expenses before reductions	12,033
Expense reductions	(21)	12,012
Net investment income (loss)		9,602
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,719)
Foreign currency transactions	176
Futures contracts	(468)
Total net realized gain (loss)		(13,011)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $21)	(66,550)
Assets and liabilities in foreign currencies	113
Futures contracts	(966)
Total change in net unrealized appreciation (depreciation)		(67,403)
Net gain (loss)		(80,414)
Net increase (decrease) in net assets resulting from operations		$(70,812)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,602	$14,320
Net realized gain (loss)	(13,011)	39,040
Change in net unrealized appreciation (depreciation)	(67,403)	18,118
Net increase (decrease) in net assets resulting from operations	(70,812)	71,478
Distributions to shareholders from net investment income	(12,902)	(18,738)
Distributions to shareholders from net realized gain	–	(2,141)
Total distributions	(12,902)	(20,879)
Share transactions - net increase (decrease)	40,304	63,265
Redemption fees	14	27
Total increase (decrease) in net assets	(43,396)	113,891
Net Assets
Beginning of period	2,025,368	1,911,477
End of period (including undistributed net investment income of $9,333 and undistributed net investment income of $12,633, respectively)	$1,981,972	$2,025,368

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.10	$19.56	$19.47	$15.63	$14.61	$15.63
Income from Investment Operations
Net investment income (loss)A	.09	.15	.27B	.19	.18	.22C
Net realized and unrealized gain (loss)	(.81)	.61	.17	3.92	1.03	(1.01)
Total from investment operations	(.72)	.76	.44	4.11	1.21	(.79)
Distributions from net investment income	(.13)	(.20)	(.18)	(.21)	(.19)	(.20)
Distributions from net realized gain	–	(.02)	(.17)	(.06)	–	(.03)
Total distributions	(.13)	(.22)	(.35)	(.27)	(.19)	(.23)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$19.25	$20.10	$19.56	$19.47	$15.63	$14.61
Total ReturnE,F,G	(3.62)%	3.93%	2.28%	26.69%	8.47%	(5.15)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.23%J	1.22%	1.26%	1.31%	1.32%	1.31%
Expenses net of fee waivers, if any	1.23%J	1.22%	1.26%	1.30%	1.32%	1.31%
Expenses net of all reductions	1.23%J	1.21%	1.26%	1.28%	1.31%	1.29%
Net investment income (loss)	.98%J	.75%	1.34%B	1.08%	1.20%	1.38%C
Supplemental Data
Net assets, end of period (in millions)	$617	$662	$693	$756	$762	$916
Portfolio turnover rateK	24%J	34%	40%	50%	34%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.92	$19.38	$19.30	$15.49	$14.46	$15.47
Income from Investment Operations
Net investment income (loss)A	.07	.10	.21B	.14	.14	.18C
Net realized and unrealized gain (loss)	(.81)	.61	.18	3.89	1.03	(.99)
Total from investment operations	(.74)	.71	.39	4.03	1.17	(.81)
Distributions from net investment income	(.07)	(.15)	(.14)	(.16)	(.14)	(.16)
Distributions from net realized gain	–	(.02)	(.17)	(.06)	–	(.03)
Total distributions	(.07)	(.17)	(.31)	(.22)	(.14)	(.20)D
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$19.11	$19.92	$19.38	$19.30	$15.49	$14.46
Total ReturnF,G,H	(3.73)%	3.67%	2.04%	26.37%	8.17%	(5.35)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.49%K	1.48%	1.51%	1.55%	1.58%	1.55%
Expenses net of fee waivers, if any	1.49%K	1.48%	1.51%	1.55%	1.58%	1.55%
Expenses net of all reductions	1.49%K	1.47%	1.51%	1.53%	1.57%	1.53%
Net investment income (loss)	.72%K	.49%	1.09%B	.83%	.94%	1.14%C
Supplemental Data
Net assets, end of period (in millions)	$246	$271	$284	$319	$304	$404
Portfolio turnover rateL	24%K	34%	40%	50%	34%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.034 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.31	$18.75	$18.65	$14.95	$13.91	$14.91
Income from Investment Operations
Net investment income (loss)A	.01	(.01)	.10B	.05	.06	.09C
Net realized and unrealized gain (loss)	(.78)	.59	.17	3.77	1.00	(.96)
Total from investment operations	(.77)	.58	.27	3.82	1.06	(.87)
Distributions from net investment income	–	–	–	(.06)	(.02)	(.10)
Distributions from net realized gain	–	(.02)	(.17)	(.06)	–	(.03)
Total distributions	–	(.02)	(.17)	(.12)	(.02)	(.13)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$18.54	$19.31	$18.75	$18.65	$14.95	$13.91
Total ReturnE,F,G	(3.99)%	3.11%	1.45%	25.72%	7.64%	(5.89)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.05%J	2.05%	2.07%	2.08%	2.08%	2.08%
Expenses net of fee waivers, if any	2.05%J	2.05%	2.07%	2.08%	2.08%	2.08%
Expenses net of all reductions	2.05%J	2.04%	2.07%	2.06%	2.07%	2.06%
Net investment income (loss)	.16%J	(.08)%	.53%B	.30%	.44%	.61%C
Supplemental Data
Net assets, end of period (in millions)	$7	$11	$19	$36	$59	$94
Portfolio turnover rateK	24%J	34%	40%	50%	34%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.19	$18.68	$18.63	$14.97	$13.95	$14.95
Income from Investment Operations
Net investment income (loss)A	.02	–	.11B	.06	.06	.10C
Net realized and unrealized gain (loss)	(.78)	.59	.18	3.75	1.01	(.96)
Total from investment operations	(.76)	.59	.29	3.81	1.07	(.86)
Distributions from net investment income	–	(.06)	(.07)	(.09)	(.05)	(.11)
Distributions from net realized gain	–	(.02)	(.17)	(.06)	–	(.03)
Total distributions	–	(.08)	(.24)	(.15)	(.05)	(.14)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$18.43	$19.19	$18.68	$18.63	$14.97	$13.95
Total ReturnE,F,G	(3.96)%	3.15%	1.58%	25.71%	7.71%	(5.83)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.98%J	1.97%	2.00%	2.04%	2.06%	2.05%
Expenses net of fee waivers, if any	1.98%J	1.97%	2.00%	2.04%	2.06%	2.05%
Expenses net of all reductions	1.98%J	1.96%	2.00%	2.01%	2.05%	2.03%
Net investment income (loss)	.23%J	- %K	.60%B	.35%	.46%	.64%C
Supplemental Data
Net assets, end of period (in millions)	$228	$251	$243	$264	$246	$302
Portfolio turnover rateL	24%J	34%	40%	50%	34%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.46	$19.91	$19.80	$15.90	$14.87	$15.90
Income from Investment Operations
Net investment income (loss)A	.12	.21	.33B	.24	.23	.28C
Net realized and unrealized gain (loss)	(.82)	.63	.18	3.98	1.05	(1.03)
Total from investment operations	(.70)	.84	.51	4.22	1.28	(.75)
Distributions from net investment income	(.19)	(.26)	(.23)	(.26)	(.25)	(.25)
Distributions from net realized gain	–	(.02)	(.17)	(.06)	–	(.03)
Total distributions	(.19)	(.29)D	(.40)	(.32)	(.25)	(.28)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$19.57	$20.46	$19.91	$19.80	$15.90	$14.87
Total ReturnF,G	(3.48)%	4.24%	2.60%	27.03%	8.83%	(4.85)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.95%J	.94%	.97%	.99%	1.00%	.99%
Expenses net of fee waivers, if any	.95%J	.94%	.97%	.99%	1.00%	.99%
Expenses net of all reductions	.95%J	.94%	.97%	.97%	.99%	.97%
Net investment income (loss)	1.26%J	1.03%	1.63%B	1.39%	1.52%	1.70%C
Supplemental Data
Net assets, end of period (in millions)	$795	$747	$648	$636	$546	$723
Portfolio turnover rateK	24%J	34%	40%	50%	34%	48%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.022 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified International Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$20.46	$19.93	$19.81	$18.54
Income from Investment Operations
Net investment income (loss)B	.14	.24	.36C	.03
Net realized and unrealized gain (loss)	(.82)	.61	.19	1.24
Total from investment operations	(.68)	.85	.55	1.27
Distributions from net investment income	(.22)	(.30)	(.26)	–
Distributions from net realized gain	–	(.02)	(.17)	–
Total distributions	(.22)	(.32)	(.43)	–
Redemption fees added to paid in capitalB	–D	–D	–D	–
Net asset value, end of period	$19.56	$20.46	$19.93	$19.81
Total ReturnE,F	(3.38)%	4.34%	2.81%	6.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.81%	.83%I
Expenses net of fee waivers, if any	.79%I	.79%	.81%	.83%I
Expenses net of all reductions	.79%I	.78%	.81%	.80%I
Net investment income (loss)	1.42%I	1.18%	1.79%C	.77%I
Supplemental Data
Net assets, end of period (000 omitted)	$88,329	$82,925	$24,050	$107
Portfolio turnover rateJ	24%I	34%	40%	50%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, futures transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$396,652
Gross unrealized depreciation	(127,366)
Net unrealized appreciation (depreciation) on securities	$269,286
Tax cost	$1,729,290

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(2,606,019)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(468) and a change in net unrealized appreciation (depreciation) of $(966) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $316,532 and $227,752, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$778	$–
Class T	.25%	.25%	626	–
Class B	.75%	.25%	45	34
Class C	.75%	.25%	1,164	70
			$2,613	$104

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$43
Class T	11
Class B(a)	1
Class C(a)	6
$61

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$728.23
Class T	307.24
Class B	14.30
Class C	275.24
Class I	764.20
Class Z	20.05
	$2,108

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $143. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $14 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$4,188	$7,030
Class T	941	2,091
Class C	–	706
Class I	6,836	8,555
Class Z	937	356
Total	$12,902	$18,738
From net realized gain
Class A	$–	$727
Class T	–	317
Class B	–	21
Class C	–	280
Class I	–	770
Class Z	–	26
Total	$–	$2,141

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	2,734	6,331	$52,492	$128,828
Reinvestment of distributions	200	378	3,990	7,410
Shares redeemed	(3,816)	(9,229)	(72,623)	(183,333)
Net increase (decrease)	(882)	(2,520)	$(16,141)	$(47,095)
Class T
Shares sold	524	1,574	$9,870	$31,817
Reinvestment of distributions	46	120	909	2,332
Shares redeemed	(1,301)	(2,697)	(24,515)	(53,711)
Net increase (decrease)	(731)	(1,003)	$(13,736)	$(19,562)
Class B
Shares sold	3	20	$56	$400
Reinvestment of distributions	–	1	–	19
Shares redeemed	(178)	(467)	(3,252)	(9,077)
Net increase (decrease)	(175)	(446)	$(3,196)	$(8,658)
Class C
Shares sold	591	2,044	$10,857	$40,003
Reinvestment of distributions	–	44	–	826
Shares redeemed	(1,284)	(2,036)	(23,333)	(39,156)
Net increase (decrease)	(693)	52	$(12,476)	$1,673
Class I
Shares sold	10,468	13,465	$200,204	$273,323
Reinvestment of distributions	284	415	5,760	8,253
Shares redeemed	(6,665)	(9,912)	(129,454)	(200,987)
Net increase (decrease)	4,087	3,968	$76,510	$80,589
Class Z
Shares sold	700	3,275	$13,837	$65,174
Reinvestment of distributions	46	19	937	382
Shares redeemed	(282)	(449)	(5,431)	(9,238)
Net increase (decrease)	464	2,845	$9,343	$56,318

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.23%
Actual		$1,000.00	$963.80	$6.01
Hypothetical-C		$1,000.00	$1,018.75	$6.17
Class T	1.49%
Actual		$1,000.00	$962.70	$7.27
Hypothetical-C		$1,000.00	$1,017.45	$7.47
Class B	2.05%
Actual		$1,000.00	$960.10	$9.99
Hypothetical-C		$1,000.00	$1,014.67	$10.27
Class C	1.98%
Actual		$1,000.00	$960.40	$9.65
Hypothetical-C		$1,000.00	$1,015.02	$9.92
Class I	.95%
Actual		$1,000.00	$965.20	$4.64
Hypothetical-C		$1,000.00	$1,020.14	$4.77
Class Z	.79%
Actual		$1,000.00	$966.20	$3.86
Hypothetical-C		$1,000.00	$1,020.93	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ADIFZ-SANN-0616
1.9585029.102

Fidelity Advisor® International Capital Appreciation Fund Class I Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.8	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.2	0.0
Unilever PLC (United Kingdom, Personal Products)	1.2	0.0
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	1.1	1.1
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.1	1.0
	6.4

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.7	17.2
Consumer Staples	16.8	4.3
Industrials	14.8	17.5
Consumer Discretionary	14.4	23.4
Health Care	11.6	16.9

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	20.6	18.4
United Kingdom	14.6	17.2
Japan	9.4	6.5
Germany	8.8	6.4
Ireland	4.4	4.2

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks	97.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.8%

As of October 31, 2015
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 3.1%
Amcor Ltd. (a)	129,219	$1,513,076
CSL Ltd.	20,646	1,651,135
Ramsay Health Care Ltd.	26,314	1,299,510
realestate.com.au Ltd.	29,111	1,127,091
Sydney Airport unit	234,084	1,212,083
Transurban Group unit	157,645	1,388,041

TOTAL AUSTRALIA		8,190,936

Bailiwick of Jersey - 1.7%
Experian PLC	83,800	1,531,779
Wolseley PLC	24,084	1,348,995
WPP PLC	70,100	1,637,717

TOTAL BAILIWICK OF JERSEY		4,518,491

Belgium - 1.1%
Anheuser-Busch InBev SA NV	22,820	2,824,657
Bermuda - 0.9%
Axalta Coating Systems (a)	44,060	1,254,388
Markit Ltd. (a)	35,600	1,242,084

TOTAL BERMUDA		2,496,472

Canada - 2.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	30,560	1,339,603
Canadian National Railway Co.	30,070	1,851,605
CCL Industries, Inc. Class B	7,390	1,353,194
Constellation Software, Inc.	3,510	1,371,717

TOTAL CANADA		5,916,119

Cayman Islands - 2.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	24,130	1,856,562
Baidu.com, Inc. sponsored ADR (a)	8,260	1,604,918
Tencent Holdings Ltd.	139,600	2,840,625

TOTAL CAYMAN ISLANDS		6,302,105

Denmark - 1.6%
Coloplast A/S Series B	16,830	1,260,828
Novo Nordisk A/S Series B sponsored ADR	52,780	2,944,596

TOTAL DENMARK		4,205,424

Finland - 0.5%
Sampo Oyj (A Shares)	33,600	1,467,001
France - 3.4%
Capgemini SA	14,900	1,391,003
Dassault Systemes SA	16,900	1,321,697
Essilor International SA	11,840	1,532,663
L'Oreal SA (b)	10,100	1,832,475
Sodexo SA	12,460	1,258,235
VINCI SA	23,500	1,755,522

TOTAL FRANCE		9,091,595

Germany - 8.4%
adidas AG	13,700	1,766,377
Axel Springer Verlag AG	23,000	1,284,151
Bayer AG	23,520	2,713,356
CTS Eventim AG	38,021	1,331,765
Fresenius Medical Care AG & Co. KGaA	16,100	1,401,297
Fresenius SE & Co. KGaA	23,600	1,716,512
Henkel AG & Co. KGaA	16,213	1,647,245
ProSiebenSat.1 Media AG	26,590	1,355,495
SAP AG	30,142	2,364,973
Scout24 Holding GmbH (a)	37,200	1,363,706
Stroer Out-of-Home Media AG (b)	25,800	1,270,318
Symrise AG	20,500	1,358,178
United Internet AG	26,889	1,312,700
Wirecard AG (b)	35,000	1,511,495

TOTAL GERMANY		22,397,568

Hong Kong - 1.4%
AIA Group Ltd.	403,600	2,415,387
Techtronic Industries Co. Ltd.	333,500	1,250,181

TOTAL HONG KONG		3,665,568

India - 2.9%
Amara Raja Batteries Ltd.	79,686	1,146,666
Asian Paints India Ltd.	94,690	1,234,845
GlaxoSmithKline Consumer Healthcare Ltd. (a)	12,839	1,139,913
HDFC Bank Ltd. (a)	58,721	1,193,612
Housing Development Finance Corp. Ltd.	99,724	1,634,080
Tata Consultancy Services Ltd.	37,398	1,427,503

TOTAL INDIA		7,776,619

Indonesia - 0.5%
PT Bank Central Asia Tbk	1,359,800	1,345,571
Ireland - 4.4%
Accenture PLC Class A	11,110	1,254,541
Allegion PLC	19,050	1,246,823
Allergan PLC (a)	5,860	1,269,042
CRH PLC	56,100	1,632,673
Kerry Group PLC Class A	14,120	1,259,010
Kingspan Group PLC (Ireland)	52,760	1,389,495
Medtronic PLC	15,680	1,241,072
Paddy Power PLC (Ireland)	10,862	1,455,813
Ryanair Holdings PLC sponsored ADR	14,249	1,153,457

TOTAL IRELAND		11,901,926

Isle of Man - 0.5%
Playtech Ltd.	110,196	1,295,349
Israel - 0.5%
Frutarom Industries Ltd.	24,300	1,245,420
Italy - 1.0%
Atlantia SpA	51,388	1,431,033
Recordati SpA	48,021	1,220,149

TOTAL ITALY		2,651,182

Japan - 9.4%
Astellas Pharma, Inc.	126,400	1,704,200
Daito Trust Construction Co. Ltd.	9,400	1,329,463
Dentsu, Inc.	29,900	1,519,189
Hoya Corp.	37,600	1,439,865
Japan Tobacco, Inc.	45,500	1,859,036
Kansai Paint Co. Ltd.	76,300	1,334,461
Kao Corp.	28,900	1,598,661
KDDI Corp.	74,000	2,131,624
Keyence Corp.	2,897	1,736,442
Misumi Group, Inc.	85,700	1,183,498
Nippon Paint Holdings Co. Ltd.	52,100	1,367,984
Nippon Telegraph & Telephone Corp.	39,000	1,745,263
OBIC Co. Ltd.	23,700	1,245,694
Olympus Corp.	35,200	1,371,273
Sundrug Co. Ltd.	15,900	1,129,787
Tsuruha Holdings, Inc.	12,500	1,198,945
Unicharm Corp.	59,400	1,227,862

TOTAL JAPAN		25,123,247

Korea (South) - 0.5%
LG Household & Health Care Ltd.	1,617	1,421,275
Luxembourg - 0.5%
Eurofins Scientific SA	3,620	1,343,214
Mexico - 1.9%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	141,500	1,333,195
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	80,845	1,241,528
Grupo Aeroportuario Norte S.A.B. de CV	221,003	1,278,902
Megacable Holdings S.A.B. de CV unit	265,400	1,225,601

TOTAL MEXICO		5,079,226

Netherlands - 1.1%
Koninklijke Ahold NV	62,536	1,360,530
RELX NV	97,378	1,634,072

TOTAL NETHERLANDS		2,994,602

Philippines - 2.3%
Ayala Corp.	78,460	1,286,120
Ayala Land, Inc.	1,648,100	1,214,131
GT Capital Holdings, Inc.	40,490	1,176,780
SM Investments Corp.	62,515	1,254,686
SM Prime Holdings, Inc.	2,558,000	1,231,821

TOTAL PHILIPPINES		6,163,538

South Africa - 0.8%
Naspers Ltd. Class N	14,980	2,055,407
Spain - 1.6%
Aena SA (a)	10,030	1,430,438
Amadeus IT Holding SA Class A	34,960	1,590,830
Grifols SA ADR	82,310	1,293,913

TOTAL SPAIN		4,315,181

Sweden - 1.7%
ASSA ABLOY AB (B Shares)	79,818	1,673,798
Hexagon AB (B Shares)	37,000	1,475,310
Svenska Cellulosa AB (SCA) (B Shares)	44,200	1,391,974

TOTAL SWEDEN		4,541,082

Switzerland - 3.9%
Geberit AG (Reg.)	3,680	1,412,847
Givaudan SA	705	1,388,982
Nestle SA	64,949	4,847,770
Partners Group Holding AG	3,350	1,379,391
Sika AG	354	1,506,705

TOTAL SWITZERLAND		10,535,695

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	115,880	2,733,609
Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	102,800	1,153,998
United Kingdom - 14.6%
Aon PLC	11,750	1,235,160
Auto Trader Group PLC	258,100	1,414,211
British American Tobacco PLC (United Kingdom)	51,500	3,140,063
Bunzl PLC	45,400	1,352,595
Compass Group PLC	89,241	1,589,238
Dignity PLC	34,967	1,246,646
Diploma PLC	107,590	1,149,956
Essentra PLC	103,500	1,227,980
Halma PLC	92,200	1,201,685
Hargreaves Lansdown PLC	66,400	1,247,682
Howden Joinery Group PLC	210,303	1,517,984
Imperial Tobacco Group PLC	38,333	2,082,742
Intertek Group PLC	29,500	1,403,895
ITV PLC	424,000	1,395,176
London Stock Exchange Group PLC	33,863	1,342,363
Moneysupermarket.com Group PLC	291,200	1,335,603
Persimmon PLC	50,400	1,463,266
Provident Financial PLC	31,000	1,319,915
Prudential PLC	101,366	2,000,918
Reckitt Benckiser Group PLC	22,130	2,155,880
Rightmove PLC	22,430	1,264,405
Sage Group PLC	145,100	1,255,116
St. James's Place Capital PLC	104,419	1,322,798
Unilever PLC	69,800	3,115,232
Worldpay Group PLC (a)	366,200	1,428,110

TOTAL UNITED KINGDOM		39,208,619

United States of America - 20.6%
A.O. Smith Corp.	16,197	1,250,732
Acuity Brands, Inc.	5,020	1,224,328
Adobe Systems, Inc. (a)	12,800	1,206,016
Alphabet, Inc. Class C	1,670	1,157,327
Altria Group, Inc.	20,270	1,271,132
Amazon.com, Inc. (a)	2,110	1,391,735
Amphenol Corp. Class A	21,278	1,187,951
AutoZone, Inc. (a)	1,441	1,102,696
Cerner Corp. (a)	22,100	1,240,694
Constellation Brands, Inc. Class A (sub. vtg.)	8,080	1,260,965
Danaher Corp.	12,400	1,199,700
Domino's Pizza, Inc.	8,610	1,040,777
Ecolab, Inc.	11,400	1,310,772
Equifax, Inc.	10,400	1,250,600
Estee Lauder Companies, Inc. Class A	11,480	1,100,588
Facebook, Inc. Class A (a)	11,000	1,293,380
FactSet Research Systems, Inc.	8,180	1,233,135
Fiserv, Inc. (a)	10,909	1,066,027
FleetCor Technologies, Inc. (a)	8,520	1,317,874
Gartner, Inc. Class A (a)	14,210	1,238,686
HEICO Corp. Class A	26,580	1,360,364
Henry Schein, Inc. (a)	6,350	1,071,245
Home Depot, Inc.	9,140	1,223,755
International Flavors & Fragrances, Inc.	10,460	1,249,656
Kimberly-Clark Corp.	9,700	1,214,343
MasterCard, Inc. Class A	13,700	1,328,763
McGraw Hill Financial, Inc.	12,794	1,367,039
Mettler-Toledo International, Inc. (a)	3,530	1,263,564
Molson Coors Brewing Co. Class B	12,340	1,180,074
Moody's Corp.	12,480	1,194,586
MSCI, Inc. Class A	17,360	1,318,318
NIKE, Inc. Class B	21,330	1,257,190
O'Reilly Automotive, Inc. (a)	4,330	1,137,404
Philip Morris International, Inc.	11,480	1,126,418
PPG Industries, Inc.	11,440	1,262,862
Reynolds American, Inc.	25,590	1,269,264
ServiceMaster Global Holdings, Inc. (a)	33,380	1,279,122
Sherwin-Williams Co.	4,120	1,183,717
SS&C Technologies Holdings, Inc.	19,870	1,215,051
Starbucks Corp.	20,550	1,155,527
The Walt Disney Co.	12,643	1,305,516
Thermo Fisher Scientific, Inc.	8,300	1,197,275
TransDigm Group, Inc. (a)	5,050	1,150,744
Verisk Analytics, Inc. (a)	15,710	1,218,782
Visa, Inc. Class A	16,520	1,276,005

TOTAL UNITED STATES OF AMERICA		55,151,699

TOTAL COMMON STOCKS
(Cost $239,586,488)		259,112,395

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Sartorius AG (non-vtg.)
(Cost $809,758)	4,797	1,183,425

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.38% (c)	6,134,825	6,134,825
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	4,002,365	4,002,365
TOTAL MONEY MARKET FUNDS
(Cost $10,137,190)		10,137,190
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $250,533,436)		270,433,010
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(2,725,826)
NET ASSETS - 100%		$267,707,184

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,260
Fidelity Securities Lending Cash Central Fund	34,527
Total	$38,787

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$38,277,444	$32,281,119	$5,996,325	$--
Consumer Staples	44,995,444	27,837,440	17,158,004	--
Financials	30,497,355	23,557,975	6,939,380	--
Health Care	31,358,828	24,181,365	7,177,463	--
Industrials	39,980,085	37,447,592	2,532,493	--
Information Technology	49,884,884	41,697,150	8,187,734	--
Materials	21,424,893	17,089,775	4,335,118	--
Telecommunication Services	3,876,887	--	3,876,887	--
Money Market Funds	10,137,190	10,137,190	--	--
Total Investments in Securities:	$270,433,010	$214,229,606	$56,203,404	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$1,135,724
Level 2 to Level 1	$20,318,074

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,729,287) — See accompanying schedule: Unaffiliated issuers (cost $240,396,246)	$260,295,820
Fidelity Central Funds (cost $10,137,190)	10,137,190
Total Investments (cost $250,533,436)		$270,433,010
Foreign currency held at value (cost $21,454)		21,859
Receivable for fund shares sold		883,659
Dividends receivable		972,570
Distributions receivable from Fidelity Central Funds		21,531
Prepaid expenses		105
Receivable from investment adviser for expense reductions		6,558
Other receivables		291,493
Total assets		272,630,785
Liabilities
Payable for fund shares redeemed	525,361
Accrued management fee	184,452
Distribution and service plan fees payable	75,853
Other affiliated payables	59,147
Other payables and accrued expenses	76,423
Collateral on securities loaned, at value	4,002,365
Total liabilities		4,923,601
Net Assets		$267,707,184
Net Assets consist of:
Paid in capital		$320,463,510
Undistributed net investment income		206,906
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,764,138)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,800,906
Net Assets		$267,707,184
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($94,008,554 ÷ 6,179,026 shares)		$15.21
Maximum offering price per share (100/94.25 of $15.21)		$16.14
Class T:
Net Asset Value and redemption price per share ($62,076,038 ÷ 4,168,775 shares)		$14.89
Maximum offering price per share (100/96.50 of $14.89)		$15.43
Class B:
Net Asset Value and offering price per share ($659,051 ÷ 48,227 shares)(a)		$13.67
Class C:
Net Asset Value and offering price per share ($36,437,936 ÷ 2,676,696 shares)(a)		$13.61
Class I:
Net Asset Value, offering price and redemption price per share ($74,525,605 ÷ 4,593,378 shares)		$16.22

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$2,325,139
Income from Fidelity Central Funds		38,787
Income before foreign taxes withheld		2,363,926
Less foreign taxes withheld		(179,889)
Total income		2,184,037
Expenses
Management fee
Basic fee	$889,864
Performance adjustment	176,359
Transfer agent fees	290,393
Distribution and service plan fees	438,097
Accounting and security lending fees	66,161
Custodian fees and expenses	119,080
Independent trustees' compensation	550
Registration fees	54,243
Audit	54,783
Legal	1,197
Interest	658
Miscellaneous	850
Total expenses before reductions	2,092,235
Expense reductions	(134,547)	1,957,688
Net investment income (loss)		226,349
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,255,430)
Foreign currency transactions	(34,977)
Total net realized gain (loss)		(7,290,407)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $5,776)	5,542,067
Assets and liabilities in foreign currencies	17,077
Total change in net unrealized appreciation (depreciation)		5,559,144
Net gain (loss)		(1,731,263)
Net increase (decrease) in net assets resulting from operations		$(1,504,914)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$226,349	$404,279
Net realized gain (loss)	(7,290,407)	3,579,204
Change in net unrealized appreciation (depreciation)	5,559,144	743,867
Net increase (decrease) in net assets resulting from operations	(1,504,914)	4,727,350
Distributions to shareholders from net investment income	(237,879)	(176,462)
Share transactions - net increase (decrease)	9,424,526	104,495,853
Redemption fees	6,243	14,747
Total increase (decrease) in net assets	7,687,976	109,061,488
Net Assets
Beginning of period	260,019,208	150,957,720
End of period (including undistributed net investment income of $206,906 and undistributed net investment income of $218,436, respectively)	$267,707,184	$260,019,208

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor International Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.25	$14.77	$13.96	$11.25	$10.21	$10.85
Income from Investment Operations
Net investment income (loss)A	.02	.05	.06	.07	.08	.08B
Net realized and unrealized gain (loss)	(.05)	.46	.82	2.73	1.05	(.53)
Total from investment operations	(.03)	.51	.88	2.80	1.13	(.45)
Distributions from net investment income	(.01)	(.03)	(.07)	(.09)	(.09)	(.08)
Distributions from net realized gain	–	–	–	–	(.01)	(.12)
Total distributions	(.01)	(.03)	(.07)	(.09)	(.09)C	(.19)D
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$15.21	$15.25	$14.77	$13.96	$11.25	$10.21
Total ReturnF,G,H	(.21)%	3.46%	6.31%	24.99%	11.19%	(4.25)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.56%K	1.58%	1.73%	1.74%	1.78%	1.64%
Expenses net of fee waivers, if any	1.45%K	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%K	1.42%	1.44%	1.39%	1.41%	1.38%
Net investment income (loss)	.27%K	.30%	.42%	.58%	.73%	.74%B
Supplemental Data
Net assets, end of period (000 omitted)	$94,009	$89,753	$51,567	$49,797	$40,624	$40,364
Portfolio turnover rateL	178%K	176%	197%	138%	142%	254%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

 C Total distributions of $.09 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.005 per share.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.116 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor International Capital Appreciation Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.94	$14.47	$13.68	$11.03	$10.00	$10.63
Income from Investment Operations
Net investment income (loss)A	–B	.01	.02	.04	.05	.05C
Net realized and unrealized gain (loss)	(.05)	.46	.81	2.66	1.04	(.52)
Total from investment operations	(.05)	.47	.83	2.70	1.09	(.47)
Distributions from net investment income	–	–	(.04)	(.05)	(.06)	(.05)
Distributions from net realized gain	–	–	–	–	(.01)	(.12)
Total distributions	–	–	(.04)	(.05)	(.06)D	(.16)E
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$14.89	$14.94	$14.47	$13.68	$11.03	$10.00
Total ReturnF,G,H	(.33)%	3.25%	6.07%	24.57%	10.99%	(4.51)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.81%K	1.86%	1.94%	1.96%	2.03%	1.88%
Expenses net of fee waivers, if any	1.70%K	1.70%	1.70%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.69%K	1.67%	1.69%	1.64%	1.66%	1.62%
Net investment income (loss)	.02%K	.05%	.17%	.33%	.48%	.49%C
Supplemental Data
Net assets, end of period (000 omitted)	$62,076	$60,293	$58,454	$60,152	$53,835	$59,914
Portfolio turnover rateL	178%K	176%	197%	138%	142%	254%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%.

 D Total distributions of $.06 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.005 per share.

 E Total distributions of $.16 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.116 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor International Capital Appreciation Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.75	$13.38	$12.68	$10.22	$9.26	$9.84
Income from Investment Operations
Net investment income (loss)A	(.03)	(.06)	(.04)	(.02)	–B	–B,C
Net realized and unrealized gain (loss)	(.05)	.43	.74	2.48	.96	(.48)
Total from investment operations	(.08)	.37	.70	2.46	.96	(.48)
Distributions from net investment income	–	–	–	–	–	(.01)
Distributions from net realized gain	–	–	–	–	–	(.09)
Total distributions	–	–	–	–	–	(.10)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$13.67	$13.75	$13.38	$12.68	$10.22	$9.26
Total ReturnD,E,F	(.58)%	2.77%	5.52%	24.07%	10.37%	(4.99)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.37%I	2.44%	2.50%	2.51%	2.54%	2.39%
Expenses net of fee waivers, if any	2.20%I	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.20%I	2.18%	2.19%	2.15%	2.16%	2.13%
Net investment income (loss)	(.48)%I	(.46)%	(.33)%	(.17)%	(.02)%	(.01)%C
Supplemental Data
Net assets, end of period (000 omitted)	$659	$1,061	$1,577	$2,228	$2,745	$4,241
Portfolio turnover rateJ	178%I	176%	197%	138%	142%	254%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor International Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$13.33	$12.63	$10.18	$9.23	$9.84
Income from Investment Operations
Net investment income (loss)A	(.03)	(.06)	(.04)	(.02)	–B	–B,C
Net realized and unrealized gain (loss)	(.05)	.42	.74	2.47	.96	(.49)
Total from investment operations	(.08)	.36	.70	2.45	.96	(.49)
Distributions from net investment income	–	–	–	–	(.01)	(.01)
Distributions from net realized gain	–	–	–	–	(.01)	(.11)
Total distributions	–	–	–	–	(.01)D	(.12)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$13.61	$13.69	$13.33	$12.63	$10.18	$9.23
Total ReturnE,F,G	(.58)%	2.70%	5.54%	24.07%	10.41%	(5.07)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.31%J	2.33%	2.47%	2.49%	2.53%	2.39%
Expenses net of fee waivers, if any	2.20%J	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.19%J	2.17%	2.19%	2.14%	2.16%	2.13%
Net investment income (loss)	(.48)%J	(.45)%	(.33)%	(.17)%	(.02)%	(.01)%C
Supplemental Data
Net assets, end of period (000 omitted)	$36,438	$36,491	$20,910	$21,334	$18,090	$19,619
Portfolio turnover rateK	178%J	176%	197%	138%	142%	254%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%.

 D Total distributions of $.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor International Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.28	$15.75	$14.87	$11.99	$10.87	$11.54
Income from Investment Operations
Net investment income (loss)A	.04	.09	.10	.11	.11	.12B
Net realized and unrealized gain (loss)	(.06)	.51	.87	2.89	1.13	(.57)
Total from investment operations	(.02)	.60	.97	3.00	1.24	(.45)
Distributions from net investment income	(.04)	(.07)	(.09)	(.12)	(.12)	(.11)
Distributions from net realized gain	–	–	–	–	(.01)	(.12)
Total distributions	(.04)	(.07)	(.09)	(.12)	(.12)C	(.22)D
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$16.22	$16.28	$15.75	$14.87	$11.99	$10.87
Total ReturnF,G	(.13)%	3.80%	6.58%	25.20%	11.56%	(4.01)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.27%J	1.27%	1.38%	1.39%	1.48%	1.35%
Expenses net of fee waivers, if any	1.20%J	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.19%J	1.17%	1.20%	1.14%	1.16%	1.12%
Net investment income (loss)	.52%J	.55%	.67%	.83%	.98%	1.00%B
Supplemental Data
Net assets, end of period (000 omitted)	$74,526	$72,421	$18,449	$7,768	$4,568	$4,335
Portfolio turnover rateK	178%J	176%	197%	138%	142%	254%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .74%.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.005 per share.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.116 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$22,726,834
Gross unrealized depreciation	(4,271,634)
Net unrealized appreciation (depreciation) on securities	$18,455,200
Tax cost	$251,977,810

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(40,876,628)
2017	(23,967,872)
Total capital loss carryforward	$(64,844,500)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $231,743,226 and $226,308,855, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .84% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$108,649	$1,976
Class T	.25%	.25%	148,136	–
Class B	.75%	.25%	4,245	3,209
Class C	.75%	.25%	177,067	56,547
			$438,097	$61,732

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13,766
Class T	4,714
Class B(a)	113
Class C(a)	3,424
$22,017

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$103,418.24
Class T	72,042.24
Class B	1,286.30
Class C	43,316.24
Class I	70,331.19
	$ 290,393

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $973 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,216,286.65%		$658

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $223 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $34,527. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$47,026
Class T	1.70%	33,393
Class B	2.20%	725
Class C	2.20%	20,247
Class I	1.20%	23,411
		$124,802

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,790 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $955.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$45,965	$109,241
Class I	191,914	67,221
Total	$237,879	$176,462

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	1,074,815	3,444,443	$15,863,525	$53,081,260
Reinvestment of distributions	2,811	6,822	43,093	102,609
Shares redeemed	(782,715)	(1,059,333)	(11,598,267)	(16,101,792)
Net increase (decrease)	294,911	2,391,932	$4,308,351	$37,082,077
Class T
Shares sold	507,039	689,717	$7,323,288	$10,301,883
Shares redeemed	(373,948)	(694,037)	(5,380,558)	(10,349,650)
Net increase (decrease)	133,091	(4,320)	$1,942,730	$(47,767)
Class B
Shares sold	3,366	10,699	$43,828	$149,278
Shares redeemed	(32,311)	(51,403)	(429,792)	(707,021)
Net increase (decrease)	(28,945)	(40,704)	$(385,964)	$(557,743)
Class C
Shares sold	339,395	1,456,550	$4,517,716	$20,251,093
Shares redeemed	(327,782)	(360,397)	(4,282,557)	(4,903,804)
Net increase (decrease)	11,613	1,096,153	$235,159	$15,347,289
Class I
Shares sold	2,006,017	5,123,102	$31,786,144	$82,769,872
Reinvestment of distributions	8,426	3,912	137,601	62,664
Shares redeemed	(1,870,519)	(1,848,914)	(28,599,495)	(30,160,539)
Net increase (decrease)	143,924	3,278,100	$3,324,250	$52,671,997

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.45%
Actual		$1,000.00	$997.90	$7.20
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class T	1.70%
Actual		$1,000.00	$996.70	$8.44
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class B	2.20%
Actual		$1,000.00	$994.20	$10.91
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Class C	2.20%
Actual		$1,000.00	$994.20	$10.91
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Class I	1.20%
Actual		$1,000.00	$998.70	$5.96
Hypothetical-C		$1,000.00	$1,018.90	$6.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AICAPI-SANN-0616
1.703430.118

Fidelity Advisor® Global Equity Income Fund Class I Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson (United States of America, Pharmaceuticals)	2.6	2.4
Accenture PLC Class A (Ireland, IT Services)	1.9	1.9
General Electric Co. (United States of America, Industrial Conglomerates)	1.9	2.4
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	1.9	2.5
Chevron Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.8	1.8
	10.1

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.2	20.6
Information Technology	14.5	17.3
Consumer Staples	12.9	14.5
Health Care	12.6	13.2
Consumer Discretionary	12.0	13.3

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	38.7	41.4
Japan	10.9	11.4
United Kingdom	10.5	12.9
Ireland	4.2	4.1
Canada	3.5	3.3

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks	88.9%
Short-Term Investments and Net Other Assets (Liabilities)	11.1%

As of October 31, 2015
Stocks	96.0%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.9%
	Shares	Value
Australia - 0.0%
Telstra Corp. Ltd.	559	$2,270
Bailiwick of Jersey - 1.5%
Shire PLC	1,470	91,731
Wolseley PLC	3,024	169,381

TOTAL BAILIWICK OF JERSEY		261,112

Belgium - 0.6%
Anheuser-Busch InBev SA NV	800	99,024
Canada - 3.5%
Constellation Software, Inc.	220	85,977
Fairfax Financial Holdings Ltd. (sub. vtg.)	160	85,758
Imperial Oil Ltd.	4,870	161,505
PrairieSky Royalty Ltd.	1,110	23,373
Suncor Energy, Inc.	8,600	252,441

TOTAL CANADA		609,054

Cayman Islands - 0.3%
SITC International Holdings Co. Ltd.	105,000	56,749
Chile - 0.4%
Vina San Pedro SA	7,534,071	74,237
France - 2.8%
Bouygues SA	1,494	49,816
Cegedim SA (a)	1,000	27,458
Renault SA	1,289	124,395
Sanofi SA	2,623	216,205
VINCI SA	792	59,165

TOTAL FRANCE		477,039

Germany - 1.6%
adidas AG	840	108,303
AURELIUS AG	1,469	87,838
SAP AG	942	73,910

TOTAL GERMANY		270,051

Hong Kong - 1.8%
HKT Trust/HKT Ltd. unit	90,280	129,772
Techtronic Industries Co. Ltd.	50,000	187,434

TOTAL HONG KONG		317,206

Indonesia - 0.5%
PT Bank Central Asia Tbk	91,300	90,345
Ireland - 4.2%
Accenture PLC Class A	2,941	332,098
Greencore Group PLC	26,121	137,705
Medtronic PLC	3,153	249,560

TOTAL IRELAND		719,363

Isle of Man - 1.1%
Optimal Payments PLC (a)	16,800	93,574
Playtech Ltd.	8,739	102,727

TOTAL ISLE OF MAN		196,301

Israel - 3.1%
Bezeq The Israel Telecommunication Corp. Ltd.	56,800	121,157
Cellcom Israel Ltd. (Israel) (a)	10,478	78,632
Partner Communications Co. Ltd. (a)	11,358	59,093
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	900	36,950
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,310	234,680

TOTAL ISRAEL		530,512

Italy - 0.2%
Astaldi SpA	7,800	38,244
Japan - 10.9%
A/S One Corp.	2,200	79,328
Astellas Pharma, Inc.	17,700	238,642
Broadleaf Co. Ltd.	4,700	46,446
Casio Computer Co. Ltd.	2,100	39,957
Daiichikosho Co. Ltd.	4,300	180,264
Daito Trust Construction Co. Ltd.	900	127,289
Hoya Corp.	6,800	260,401
Inaba Denki Sangyo Co. Ltd.	500	15,699
Japan Tobacco, Inc.	2,800	114,402
KDDI Corp.	5,200	149,790
NEC Corp.	24,000	58,411
Nippon Telegraph & Telephone Corp.	1,600	71,601
Olympus Corp.	4,200	163,618
ORIX Corp.	3,500	49,507
Shinsei Bank Ltd.	91,000	127,543
Sony Corp.	2,400	58,132
Tsuruha Holdings, Inc.	1,000	95,916
USS Co. Ltd.	1,100	17,400

TOTAL JAPAN		1,894,346

Netherlands - 1.1%
Altice NV Class A (a)	3,954	59,990
LyondellBasell Industries NV Class A	1,521	125,741

TOTAL NETHERLANDS		185,731

Singapore - 0.5%
United Overseas Bank Ltd.	6,525	90,244
South Africa - 1.0%
Capitec Bank Holdings Ltd.	2,200	91,346
EOH Holdings Ltd.	3,900	37,958
Lewis Group Ltd.	11,600	39,122

TOTAL SOUTH AFRICA		168,426

Spain - 0.5%
Amadeus IT Holding SA Class A	1,900	86,458
Sweden - 0.5%
Sandvik AB	8,800	90,296
Switzerland - 1.5%
Banque Cantonale Vaudoise	110	75,852
Chubb Ltd.	1,190	140,253
Sika AG	10	42,562

TOTAL SWITZERLAND		258,667

Taiwan - 2.1%
ECLAT Textile Co. Ltd.	4,022	45,881
King's Town Bank	27,000	18,806
Taiwan Semiconductor Manufacturing Co. Ltd.	66,000	302,759

TOTAL TAIWAN		367,446

United Kingdom - 10.5%
British American Tobacco PLC (United Kingdom)	2,888	176,087
Hilton Food Group PLC	11,081	91,155
Howden Joinery Group PLC	8,754	63,187
Imperial Tobacco Group PLC	3,310	179,842
ITV PLC	60,142	197,898
Lloyds Banking Group PLC	192,616	189,055
Micro Focus International PLC	10,284	229,755
Reckitt Benckiser Group PLC	1,254	122,163
SABMiller PLC	1,448	88,544
St. James's Place Capital PLC	6,387	80,912
The Restaurant Group PLC	4,635	18,631
WH Smith PLC	9,161	224,209
Whitbread PLC	1,325	74,963
William Hill PLC	12,339	56,377
Wuliangye Yibin Co. Ltd. ELS (UBS Warrant Programme) warrants 3/7/19 (a)(b)	5,700	25,004

TOTAL UNITED KINGDOM		1,817,782

United States of America - 38.7%
American Tower Corp.	1,512	158,579
Amgen, Inc.	842	133,289
Apple, Inc.	3,428	321,341
Bank of America Corp.	13,135	191,246
BWX Technologies, Inc.	5,026	167,818
C.H. Robinson Worldwide, Inc.	430	30,517
Chevron Corp.	3,123	319,108
CME Group, Inc.	565	51,929
Comcast Corp. Class A	2,359	143,333
ConocoPhillips Co.	2,579	123,250
CVB Financial Corp.	6,426	110,399
CVS Health Corp.	2,844	285,822
Danaher Corp.	1,984	191,952
Deluxe Corp.	407	25,551
Diamond Hill Investment Group, Inc.	588	103,053
Dr. Pepper Snapple Group, Inc.	1,253	113,910
E.I. du Pont de Nemours & Co.	1,674	110,333
EMC Corp.	4,049	105,719
Exxon Mobil Corp.	3,005	265,642
First NBC Bank Holding Co. (a)	400	8,696
General Electric Co.	10,604	326,073
H&R Block, Inc.	3,076	62,258
IBM Corp.	1,162	169,582
Johnson & Johnson	3,946	442,267
JPMorgan Chase & Co.	4,350	274,920
McDonald's Corp.	882	111,564
McGraw Hill Financial, Inc.	1,332	142,324
Microsoft Corp.	5,482	273,387
Molson Coors Brewing Co. Class B	701	67,037
MSCI, Inc. Class A	1,221	92,723
Oracle Corp.	4,790	190,929
PepsiCo, Inc.	1,676	172,561
Procter & Gamble Co.	2,403	192,528
Roper Technologies, Inc.	475	83,643
SunTrust Banks, Inc.	3,008	125,554
Target Corp.	2,910	231,345
The Coca-Cola Co.	4,079	182,739
U.S. Bancorp	4,581	195,563
United Technologies Corp.	973	101,552
VF Corp.	815	51,386
Wells Fargo & Co.	5,171	258,447

TOTAL UNITED STATES OF AMERICA		6,709,869

TOTAL COMMON STOCKS
(Cost $14,375,145)		15,410,772
	Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.6% 3/31/40(d)
(Cost $429)	500	434
	Shares	Value

Money Market Funds - 10.7%
Fidelity Cash Central Fund, 0.38% (e)
(Cost $1,842,438)	1,842,438	1,842,438
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $16,218,012)		17,253,644
NET OTHER ASSETS (LIABILITIES) - 0.4%		77,799
NET ASSETS - 100%		$17,331,443

Currency Abbreviations

CAD – Canadian dollar

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,004 or 0.1% of net assets.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,368

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,096,029	$1,612,842	$483,187	$--
Consumer Staples	2,230,622	1,722,054	508,568	--
Energy	1,145,319	1,145,319	--	--
Financials	2,993,185	2,474,787	518,398	--
Health Care	2,137,179	1,087,254	1,049,925	--
Industrials	1,406,456	1,164,627	241,829	--
Information Technology	2,511,031	2,029,505	481,526	--
Materials	278,636	278,636	--	--
Telecommunication Services	612,315	258,882	353,433	--
Corporate Bonds	434	--	434	--
Money Market Funds	1,842,438	1,842,438	--	--
Total Investments in Securities:	$17,253,644	$13,616,344	$3,637,300	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$266,858

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $14,375,574)	$15,411,206
Fidelity Central Funds (cost $1,842,438)	1,842,438
Total Investments (cost $16,218,012)		$17,253,644
Cash		581
Foreign currency held at value (cost $82)		100
Receivable for investments sold		35,798
Receivable for fund shares sold		72,822
Dividends receivable		66,289
Interest receivable		3
Distributions receivable from Fidelity Central Funds		443
Prepaid expenses		7
Receivable from investment adviser for expense reductions		37,107
Other receivables		998
Total assets		17,467,792
Liabilities
Payable for fund shares redeemed	$83,988
Accrued management fee	10,007
Distribution and service plan fees payable	5,074
Other affiliated payables	4,133
Other payables and accrued expenses	33,147
Total liabilities		136,349
Net Assets		$17,331,443
Net Assets consist of:
Paid in capital		$16,515,605
Undistributed net investment income		34,503
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(255,617)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,036,952
Net Assets		$17,331,443
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,574,347 ÷ 452,035 shares)		$12.33
Maximum offering price per share (100/94.25 of $12.33)		$13.08
Class T:
Net Asset Value and redemption price per share ($2,538,110 ÷ 205,907 shares)		$12.33
Maximum offering price per share (100/96.50 of $12.33)		$12.78
Class C:
Net Asset Value and offering price per share ($3,512,049 ÷ 285,919 shares)(a)		$12.28
Class I:
Net Asset Value, offering price and redemption price per share ($5,706,937 ÷ 462,107 shares)		$12.35

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$178,349
Interest		16
Income from Fidelity Central Funds		1,368
Income before foreign taxes withheld		179,733
Less foreign taxes withheld		(7,330)
Total income		172,403
Expenses
Management fee	$48,492
Transfer agent fees	19,399
Distribution and service plan fees	28,296
Accounting fees and expenses	3,591
Custodian fees and expenses	8,524
Independent trustees' compensation	28
Registration fees	47,951
Audit	38,347
Legal	222
Miscellaneous	316
Total expenses before reductions	195,166
Expense reductions	(83,701)	111,465
Net investment income (loss)		60,938
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(189,990)
Foreign currency transactions	629
Total net realized gain (loss)		(189,361)
Change in net unrealized appreciation (depreciation) on: Investment securities	254,169
Assets and liabilities in foreign currencies	1,793
Total change in net unrealized appreciation (depreciation)		255,962
Net gain (loss)		66,601
Net increase (decrease) in net assets resulting from operations		$127,539

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,938	$77,738
Net realized gain (loss)	(189,361)	171,178
Change in net unrealized appreciation (depreciation)	255,962	(63,591)
Net increase (decrease) in net assets resulting from operations	127,539	185,325
Distributions to shareholders from net investment income	(36,655)	(79,760)
Distributions to shareholders from net realized gain	(150,997)	(574,146)
Total distributions	(187,652)	(653,906)
Share transactions - net increase (decrease)	5,963,159	1,350,797
Total increase (decrease) in net assets	5,903,046	882,216
Net Assets
Beginning of period	11,428,397	10,546,181
End of period (including undistributed net investment income of $34,503 and undistributed net investment income of $10,220, respectively)	$17,331,443	$11,428,397

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Equity Income Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$12.96	$12.20	$10.15	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.12	.25C	.19	.09
Net realized and unrealized gain (loss)	(.03)	.24	.91	2.05	.16
Total from investment operations	.03	.36	1.16	2.24	.25
Distributions from net investment income	(.04)	(.11)	(.22)	(.18)	(.10)
Distributions from net realized gain	(.16)	(.71)	(.18)	(.01)	–
Total distributions	(.20)	(.82)	(.40)	(.19)	(.10)
Net asset value, end of period	$12.33	$12.50	$12.96	$12.20	$10.15
Total ReturnD,E,F	.26%	2.85%	9.70%	22.28%	2.51%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.65%I	2.42%	2.63%	4.37%	7.41%I
Expenses net of fee waivers, if any	1.45%I	1.45%	1.45%	1.45%	1.45%I
Expenses net of all reductions	1.45%I	1.44%	1.45%	1.43%	1.44%I
Net investment income (loss)	1.03%I	.95%	1.95%C	1.66%	1.89%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,574	$4,552	$4,025	$2,115	$756
Portfolio turnover rateJ	34%I	87%	112%	78%	36%K

 A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Equity Income Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.95	$12.20	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.09	.21C	.16	.08
Net realized and unrealized gain (loss)	(.02)	.24	.91	2.06	.15
Total from investment operations	.03	.33	1.12	2.22	.23
Distributions from net investment income	(.03)	(.08)	(.19)	(.15)	(.09)
Distributions from net realized gain	(.16)	(.71)	(.18)	(.01)	–
Total distributions	(.19)	(.79)	(.37)	(.16)	(.09)
Net asset value, end of period	$12.33	$12.49	$12.95	$12.20	$10.14
Total ReturnD,E,F	.20%	2.59%	9.34%	22.11%	2.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.93%I	2.73%	2.96%	4.80%	7.68%I
Expenses net of fee waivers, if any	1.70%I	1.70%	1.70%	1.70%	1.70%I
Expenses net of all reductions	1.70%I	1.69%	1.70%	1.68%	1.69%I
Net investment income (loss)	.78%I	.70%	1.70%C	1.41%	1.64%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,538	$2,484	$2,014	$1,270	$714
Portfolio turnover rateJ	34%I	87%	112%	78%	36%K

 A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Equity Income Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$12.93	$12.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.03	.15C	.10	.06
Net realized and unrealized gain (loss)	(.03)	.24	.91	2.06	.15
Total from investment operations	(.01)	.27	1.06	2.16	.21
Distributions from net investment income	(.01)	(.05)	(.14)	(.11)	(.07)
Distributions from net realized gain	(.16)	(.70)	(.17)	(.01)	–
Total distributions	(.17)	(.74)D	(.31)	(.12)	(.07)
Net asset value, end of period	$12.28	$12.46	$12.93	$12.18	$10.14
Total ReturnE,F,G	(.14)%	2.10%	8.83%	21.40%	2.12%
Ratios to Average Net AssetsH,I
Expenses before reductions	3.45%J	3.23%	3.43%	5.26%	8.19%J
Expenses net of fee waivers, if any	2.20%J	2.20%	2.20%	2.20%	2.20%J
Expenses net of all reductions	2.20%J	2.19%	2.20%	2.18%	2.19%J
Net investment income (loss)	.28%J	.20%	1.20%C	.91%	1.14%J
Supplemental Data
Net assets, end of period (000 omitted)	$3,512	$3,225	$3,173	$1,445	$666
Portfolio turnover rateK	34%J	87%	112%	78%	36%L

 A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 D Total distributions of $.74 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.695 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Equity Income Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$12.97	$12.22	$10.15	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.15	.28C	.21	.10
Net realized and unrealized gain (loss)	(.02)	.24	.90	2.07	.16
Total from investment operations	.06	.39	1.18	2.28	.26
Distributions from net investment income	(.06)	(.14)	(.25)	(.20)	(.11)
Distributions from net realized gain	(.16)	(.71)	(.18)	(.01)	–
Total distributions	(.22)	(.85)	(.43)	(.21)	(.11)
Net asset value, end of period	$12.35	$12.51	$12.97	$12.22	$10.15
Total ReturnD,E	.46%	3.09%	9.86%	22.71%	2.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.34%H	2.11%	2.35%	4.46%	7.23%H
Expenses net of fee waivers, if any	1.20%H	1.20%	1.20%	1.20%	1.20%H
Expenses net of all reductions	1.20%H	1.19%	1.20%	1.18%	1.19%H
Net investment income (loss)	1.29%H	1.20%	2.20%C	1.91%	2.14%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,707	$1,167	$1,334	$1,231	$939
Portfolio turnover rateI	34%H	87%	112%	78%	36%J

 A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor Global Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,624,934
Gross unrealized depreciation	(661,671)
Net unrealized appreciation (depreciation) on securities	$963,263
Tax cost	$16,290,381

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,577,542 and $2,209,538, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$6,162	$255
Class T	.25%	.25%	6,210	625
Class C	.75%	.25%	15,924	15,924
			$28,296	$16,804

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,099
Class T	680
Class C(a)	764
$5,543

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,847.28
Class T	4,038.32
Class C	4,960.31
Class I	3,554.22
	$19,399

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $39 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$29,699
Class T	1.70%	15,261
Class C	2.20%	19,885
Class I	1.20%	18,813
		$83,658

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

In addition, during the period the investments adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $42.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$17,402	$37,903
Class T	5,464	15,415
Class C	1,297	12,164
Class I	12,492	14,278
Total	$36,655	$79,760
From net realized gain
Class A	$60,195	$222,759
Class T	32,288	109,345
Class C	41,507	168,198
Class I	17,007	73,844
Total	$150,997	$574,146

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	127,899	172,016	$1,552,736	$2,191,371
Reinvestment of distributions	5,958	19,779	74,045	247,241
Shares redeemed	(46,090)	(138,207)	(563,205)	(1,716,684)
Net increase (decrease)	87,767	53,588	$1,063,576	$721,928
Class T
Shares sold	30,261	93,137	$366,153	$1,178,554
Reinvestment of distributions	3,035	9,968	37,747	124,661
Shares redeemed	(26,303)	(59,695)	(317,949)	(748,248)
Net increase (decrease)	6,993	43,410	$85,951	$554,967
Class C
Shares sold	72,561	120,269	$884,490	$1,517,646
Reinvestment of distributions	3,301	14,053	41,004	175,518
Shares redeemed	(48,893)	(120,843)	(579,995)	(1,499,976)
Net increase (decrease)	26,969	13,479	$345,499	$193,188
Class I
Shares sold	402,953	25,924	$4,882,628	$328,076
Reinvestment of distributions	1,788	6,890	22,214	86,194
Shares redeemed	(35,864)	(42,440)	(436,709)	(533,556)
Net increase (decrease)	368,877	(9,626)	$4,468,133	$(119,286)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.45%
Actual		$1,000.00	$1,002.60	$7.22
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class T	1.70%
Actual		$1,000.00	$1,002.00	$8.56
Hypothetical-C		$1,000.00	$1,016.31	$8.62
Class C	2.20%
Actual		$1,000.00	$998.60	$10.88
Hypothetical-C		$1,000.00	$1,013.97	$10.97
Class I	1.20%
Actual		$1,000.00	$1,004.60	$5.93
Hypothetical-C		$1,000.00	$1,018.95	$5.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AGEDI-SANN-0616
1.938145.103

Fidelity Advisor® Emerging Markets Fund Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.6	3.4
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.5	3.3
Naspers Ltd. Class N (South Africa, Media)	2.0	2.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.6	0.7
Infosys Ltd. (India, IT Services)	1.4	0.0
	12.1

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	23.4
Financials	18.4	19.8
Consumer Discretionary	14.3	18.3
Consumer Staples	13.8	8.8
Industrials	9.9	11.2

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
India	13.4	10.6
United States of America	10.2	8.4
Cayman Islands	9.5	7.7
Mexico	8.6	6.8
Brazil	8.3	6.4

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

As of October 31, 2015
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Argentina - 0.9%
Banco Macro SA sponsored ADR	31,700	$1,985,371
Grupo Financiero Galicia SA sponsored ADR	70,700	2,012,829

TOTAL ARGENTINA		3,998,200

Australia - 1.0%
Amcor Ltd. (a)	188,319	2,205,101
Sydney Airport unit	401,832	2,080,679

TOTAL AUSTRALIA		4,285,780

Belgium - 0.5%
Anheuser-Busch InBev SA NV	15,700	1,943,345
Bermuda - 2.8%
Axalta Coating Systems (a)	67,800	1,930,266
China Gas Holdings Ltd.	1,659,000	2,395,155
China Resource Gas Group Ltd.	844,000	2,388,385
Credicorp Ltd. (United States)	23,714	3,448,490
Markit Ltd. (a)	48,000	1,674,720

TOTAL BERMUDA		11,837,016

Brazil - 4.7%
BB Seguridade Participacoes SA	330,700	2,884,641
Cielo SA	354,886	3,456,766
Kroton Educacional SA	835,000	3,107,654
Qualicorp SA	536,900	2,326,033
Smiles SA	180,500	2,094,047
Ultrapar Participacoes SA	152,100	3,202,757
Weg SA	606,930	2,678,839

TOTAL BRAZIL		19,750,737

British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	88,800	1,798,200
Cayman Islands - 9.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	88,900	6,839,966
Baidu.com, Inc. sponsored ADR (a)	28,400	5,518,120
ENN Energy Holdings Ltd.	370,000	1,804,727
Fu Shou Yuan International Group Ltd.	2,877,000	2,018,479
New Oriental Education & Technology Group, Inc. sponsored ADR	60,200	2,357,432
Shenzhou International Group Holdings Ltd.	469,000	2,424,508
Sino Biopharmaceutical Ltd.	3,055,000	2,164,786
TAL Education Group ADR (a)	36,900	2,135,034
Tencent Holdings Ltd.	715,200	14,553,115

TOTAL CAYMAN ISLANDS		39,816,167

China - 2.7%
China Pacific Insurance (Group) Co. Ltd. (H Shares)	778,200	2,728,716
Inner Mongoli Yili Industries Co. Ltd.	824,200	1,913,443
Jiangsu Hengrui Medicine Co. Ltd.	276,860	1,996,250
Kweichow Moutai Co. Ltd.	68,010	2,638,860
Shanghai International Airport Co. Ltd.	475,700	1,999,335

TOTAL CHINA		11,276,604

Denmark - 0.5%
Novo Nordisk A/S Series B sponsored ADR	36,300	2,025,177
France - 0.5%
Dassault Systemes SA	26,753	2,092,270
Germany - 1.0%
adidas AG	16,300	2,101,602
Wirecard AG (b)	51,700	2,232,693

TOTAL GERMANY		4,334,295

Hong Kong - 1.7%
AIA Group Ltd.	384,000	2,298,089
Guangdong Investment Ltd.	1,972,000	2,784,585
Techtronic Industries Co. Ltd.	559,500	2,097,381

TOTAL HONG KONG		7,180,055

India - 13.4%
Adani Ports & Special Economic Zone	774,193	2,776,235
Amara Raja Batteries Ltd.	146,862	2,113,316
Asian Paints India Ltd.	195,275	2,546,567
Bharti Infratel Ltd.	387,693	2,188,399
Colgate-Palmolive (India)	170,747	2,161,408
GlaxoSmithKline Consumer Healthcare Ltd. (a)	25,178	2,235,433
HCL Technologies Ltd.	229,109	2,587,869
HDFC Bank Ltd. (a)	108,338	2,202,169
Hindustan Unilever Ltd.	234,061	3,058,186
Housing Development Finance Corp. Ltd.	292,221	4,788,341
IndusInd Bank Ltd.	139,823	2,207,787
Infosys Ltd.	315,118	5,724,328
ITC Ltd.	693,666	3,393,377
LIC Housing Finance Ltd. (a)	312,300	2,173,507
Lupin Ltd.	94,777	2,293,251
Maruti Suzuki India Ltd. (a)	47,987	2,741,325
Power Grid Corp. of India Ltd.	955,059	2,061,790
Sun Pharmaceutical Industries Ltd.	258,261	3,154,318
Tata Consultancy Services Ltd.	111,953	4,273,311
Titan Co. Ltd.	342,580	1,835,503

TOTAL INDIA		56,516,420

Indonesia - 3.9%
PT ACE Hardware Indonesia Tbk	28,972,600	2,032,124
PT Bank Central Asia Tbk	3,158,700	3,125,647
PT Bank Rakyat Indonesia Tbk	3,379,800	2,652,482
PT Kalbe Farma Tbk	19,843,000	2,068,860
PT Matahari Department Store Tbk	1,663,000	2,395,890
PT Surya Citra Media Tbk	9,326,700	2,263,076
PT Tower Bersama Infrastructure Tbk (a)	3,761,900	1,690,117

TOTAL INDONESIA		16,228,196

Isle of Man - 0.4%
Playtech Ltd.	136,389	1,603,246
Israel - 1.4%
Check Point Software Technologies Ltd. (a)	24,000	1,988,880
Frutarom Industries Ltd.	41,000	2,101,326
Teva Pharmaceutical Industries Ltd. sponsored ADR	33,900	1,845,855

TOTAL ISRAEL		5,936,061

Kenya - 0.5%
Safaricom Ltd.	12,322,800	2,086,335
Korea (South) - 5.5%
AMOREPACIFIC Corp.	10,203	3,629,059
AMOREPACIFIC Group, Inc.	18,712	2,743,899
Coway Co. Ltd.	27,100	2,332,302
KT&G Corp.	33,089	3,552,445
LG Chemical Ltd.	12,680	3,287,110
LG Household & Health Care Ltd.	3,686	3,239,839
NAVER Corp.	7,273	4,297,747

TOTAL KOREA (SOUTH)		23,082,401

Luxembourg - 0.5%
Eurofins Scientific SA	5,700	2,115,005
Mexico - 8.6%
Banregio Grupo Financiero S.A.B. de CV	365,566	2,190,678
El Puerto de Liverpool S.A.B. de CV Class C	185,100	2,104,083
Fomento Economico Mexicano S.A.B. de CV unit	419,900	3,906,943
Gruma S.A.B. de CV Series B	156,100	2,280,349
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	266,721	2,513,011
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	166,495	2,556,846
Grupo Aeroportuario Norte S.A.B. de CV	386,000	2,233,708
Grupo Financiero Banorte S.A.B. de CV Series O	633,900	3,598,621
Grupo GICSA SA de CV (a)	1,802,428	1,416,409
Infraestructura Energetica Nova S.A.B. de CV (b)	501,400	1,959,303
Kimberly-Clark de Mexico SA de CV Series A	1,025,200	2,426,445
Megacable Holdings S.A.B. de CV unit	494,884	2,285,343
Promotora y Operadora de Infraestructura S.A.B. de CV	163,300	2,070,977
Tenedora Nemak SA de CV	1,415,300	2,030,242
Wal-Mart de Mexico SA de CV Series V	991,100	2,451,157

TOTAL MEXICO		36,024,115

Philippines - 3.9%
Ayala Corp.	158,850	2,603,877
Ayala Land, Inc.	3,524,600	2,596,522
D&L Industries, Inc.	9,851,700	1,885,092
GT Capital Holdings, Inc.	76,880	2,234,399
International Container Terminal Services, Inc.	1,461,520	2,019,747
SM Investments Corp.	121,046	2,429,413
SM Prime Holdings, Inc.	5,142,900	2,476,596

TOTAL PHILIPPINES		16,245,646

Russia - 1.4%
Magnit OJSC (a)	19,889	2,764,148
NOVATEK OAO GDR (Reg. S)	32,100	3,081,600

TOTAL RUSSIA		5,845,748

South Africa - 6.8%
Aspen Pharmacare Holdings Ltd.	141,193	3,327,474
Bidvest Group Ltd.	118,915	3,017,974
Discovery Ltd.	289,962	2,591,382
FirstRand Ltd.	993,300	3,192,320
Mondi Ltd.	125,520	2,411,423
Mr Price Group Ltd.	202,500	2,572,352
Naspers Ltd. Class N	60,900	8,356,095
Sanlam Ltd.	641,100	3,107,490

TOTAL SOUTH AFRICA		28,576,510

Spain - 0.5%
Amadeus IT Holding SA Class A	46,900	2,134,151
Switzerland - 0.5%
Sika AG	500	2,128,114
Taiwan - 5.3%
Advantech Co. Ltd.	285,000	2,011,578
ECLAT Textile Co. Ltd.	207,540	2,367,535
Largan Precision Co. Ltd.	41,000	2,881,157
Taiwan Semiconductor Manufacturing Co. Ltd.	3,326,000	15,257,222

TOTAL TAIWAN		22,517,492

Thailand - 1.6%
Airports of Thailand PCL (For. Reg.)	223,000	2,503,322
Bangkok Dusit Medical Services PCL (For. Reg.)	3,186,000	2,171,443
Thai Beverage PCL	3,651,100	2,022,582

TOTAL THAILAND		6,697,347

Turkey - 2.2%
Bim Birlesik Magazalar A/S JSC	107,000	2,355,683
Koc Holding A/S	496,000	2,593,452
Tofas Turk Otomobil Fabrikasi A/S	266,162	2,106,085
Tupras Turkiye Petrol Rafinelleri A/S	86,000	2,269,871

TOTAL TURKEY		9,325,091

United Arab Emirates - 0.6%
DP World Ltd.	127,877	2,416,875
United Kingdom - 2.1%
British American Tobacco PLC (United Kingdom)	33,900	2,066,954
Hikma Pharmaceuticals PLC	78,206	2,518,526
NMC Health PLC	133,500	2,042,315
Prudential PLC	107,531	2,122,612

TOTAL UNITED KINGDOM		8,750,407

United States of America - 10.2%
A.O. Smith Corp.	24,400	1,884,168
Alphabet, Inc. Class C	2,460	1,704,805
Amazon.com, Inc. (a)	3,400	2,242,606
Amphenol Corp. Class A	32,100	1,792,143
China Biologic Products, Inc. (a)	19,200	2,246,400
Danaher Corp.	19,000	1,838,250
Ecolab, Inc.	16,470	1,893,721
Facebook, Inc. Class A (a)	15,800	1,857,764
Gartner, Inc. Class A (a)	19,700	1,717,249
International Flavors & Fragrances, Inc.	17,000	2,030,990
MasterCard, Inc. Class A	20,000	1,939,800
McGraw Hill Financial, Inc.	19,800	2,115,630
MercadoLibre, Inc.	18,100	2,260,509
Mettler-Toledo International, Inc. (a)	5,480	1,961,566
Moody's Corp.	20,500	1,962,260
MSCI, Inc. Class A	28,600	2,171,884
NIKE, Inc. Class B	33,100	1,950,914
Philip Morris International, Inc.	20,500	2,011,460
PPG Industries, Inc.	17,300	1,909,747
The Walt Disney Co.	17,500	1,807,050
TransDigm Group, Inc. (a)	8,200	1,868,534
Visa, Inc. Class A	23,800	1,838,312

TOTAL UNITED STATES OF AMERICA		43,005,762

TOTAL COMMON STOCKS
(Cost $376,006,621)		401,572,768

Nonconvertible Preferred Stocks - 3.6%
Brazil - 3.6%
Ambev SA sponsored ADR	883,280	4,937,535
Banco Bradesco SA (PN)	668,360	5,033,226
Itau Unibanco Holding SA	545,600	5,214,472
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $16,080,286)		15,185,233

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.38% (c)	3,562,316	3,562,316
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	4,137,230	4,137,230
TOTAL MONEY MARKET FUNDS
(Cost $7,699,546)		7,699,546
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $399,786,453)		424,457,547
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(4,078,849)
NET ASSETS - 100%		$420,378,698

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,105
Fidelity Securities Lending Cash Central Fund	39,758
Total	$46,863

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$59,758,662	$53,218,294	$6,540,368	$--
Consumer Staples	57,732,550	55,665,596	2,066,954	--
Energy	8,554,228	8,554,228	--	--
Financials	78,811,167	69,459,581	9,351,586	--
Health Care	34,257,259	32,092,473	2,164,786	--
Industrials	41,594,681	41,594,681	--	--
Information Technology	92,361,201	56,826,536	35,534,665	--
Materials	24,329,457	24,329,457	--	--
Telecommunication Services	5,964,851	5,964,851	--	--
Utilities	13,393,945	4,021,093	9,372,852	--
Money Market Funds	7,699,546	7,699,546	--	--
Total Investments in Securities:	$424,457,547	$359,426,336	$65,031,211	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$87,051,717

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,926,029) — See accompanying schedule: Unaffiliated issuers (cost $392,086,907)	$416,758,001
Fidelity Central Funds (cost $7,699,546)	7,699,546
Total Investments (cost $399,786,453)		$424,457,547
Foreign currency held at value (cost $34,009)		33,997
Receivable for investments sold		55,455
Receivable for fund shares sold		175,963
Dividends receivable		580,450
Distributions receivable from Fidelity Central Funds		22,330
Prepaid expenses		332
Other receivables		37,211
Total assets		425,363,285
Liabilities
Payable for fund shares redeemed	$281,733
Accrued management fee	278,585
Distribution and service plan fees payable	77,644
Other affiliated payables	100,234
Other payables and accrued expenses	109,161
Collateral on securities loaned, at value	4,137,230
Total liabilities		4,984,587
Net Assets		$420,378,698
Net Assets consist of:
Paid in capital		$471,248,235
Accumulated net investment loss		(689,376)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,848,712)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,668,551
Net Assets		$420,378,698
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($108,847,107 ÷ 5,253,777 shares)		$20.72
Maximum offering price per share (100/94.25 of $20.72)		$21.98
Class T:
Net Asset Value and redemption price per share ($41,531,229 ÷ 2,014,762 shares)		$20.61
Maximum offering price per share (100/96.50 of $20.61)		$21.36
Class B:
Net Asset Value and offering price per share ($2,231,936 ÷ 111,705 shares)(a)		$19.98
Class C:
Net Asset Value and offering price per share ($43,003,870 ÷ 2,157,222 shares)(a)		$19.93
Class I:
Net Asset Value, offering price and redemption price per share ($218,790,320 ÷ 10,510,785 shares)		$20.82
Class Z:
Net Asset Value, offering price and redemption price per share ($5,974,236 ÷ 287,219 shares)		$20.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$2,484,183
Income from Fidelity Central Funds		46,863
Income before foreign taxes withheld		2,531,046
Less foreign taxes withheld		(277,827)
Total income		2,253,219
Expenses
Management fee	$1,586,202
Transfer agent fees	497,496
Distribution and service plan fees	457,367
Accounting and security lending fees	103,436
Custodian fees and expenses	146,396
Independent trustees' compensation	865
Registration fees	61,031
Audit	59,131
Legal	535
Miscellaneous	1,355
Total expenses before reductions	2,913,814
Expense reductions	(5,648)	2,908,166
Net investment income (loss)		(654,947)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,726,251)
Foreign currency transactions	(10,068)
Total net realized gain (loss)		(13,736,319)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $141,583)	13,720,840
Assets and liabilities in foreign currencies	11,688
Total change in net unrealized appreciation (depreciation)		13,732,528
Net gain (loss)		(3,791)
Net increase (decrease) in net assets resulting from operations		$(658,738)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(654,947)	$1,401,023
Net realized gain (loss)	(13,736,319)	(12,422,672)
Change in net unrealized appreciation (depreciation)	13,732,528	(41,643,776)
Net increase (decrease) in net assets resulting from operations	(658,738)	(52,665,425)
Distributions to shareholders from net investment income	(397,152)	(1,046,601)
Distributions to shareholders from net realized gain	–	(487,287)
Total distributions	(397,152)	(1,533,888)
Share transactions - net increase (decrease)	(137,433)	3,501,123
Redemption fees	41,238	73,251
Total increase (decrease) in net assets	(1,152,085)	(50,624,939)
Net Assets
Beginning of period	421,530,783	472,155,722
End of period (including accumulated net investment loss of $689,376 and undistributed net investment income of $362,723, respectively)	$420,378,698	$421,530,783

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.73	$23.38	$22.62	$20.51	$20.50	$23.71
Income from Investment Operations
Net investment income (loss)A	(.04)	.06	.06	.08	.22	.21
Net realized and unrealized gain (loss)	.03	(2.66)	.76	2.23	(.06)	(3.19)
Total from investment operations	(.01)	(2.60)	.82	2.31	.16	(2.98)
Distributions from net investment income	–	(.02)	(.05)	(.20)	(.15)	(.11)
Distributions from net realized gain	–	(.03)	(.01)	–	–	(.13)
Total distributions	–	(.05)	(.06)	(.20)	(.15)	(.24)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$20.72	$20.73	$23.38	$22.62	$20.51	$20.50
Total ReturnC,D,E	(.05)%	(11.13)%	3.65%	11.34%	.80%	(12.69)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%H	1.52%	1.52%	1.56%	1.54%	1.54%
Expenses net of fee waivers, if any	1.54%H	1.52%	1.52%	1.55%	1.54%	1.54%
Expenses net of all reductions	1.54%H	1.50%	1.52%	1.50%	1.48%	1.47%
Net investment income (loss)	(.40)%H	.28%	.26%	.38%	1.07%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$108,847	$112,931	$141,601	$146,378	$160,464	$202,477
Portfolio turnover rateI	91%H	110%	97%	121%	177%	122%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.65	$23.30	$22.55	$20.44	$20.43	$23.61
Income from Investment Operations
Net investment income (loss)A	(.07)	.01	–B	.03	.16	.15
Net realized and unrealized gain (loss)	.03	(2.66)	.76	2.22	(.06)	(3.18)
Total from investment operations	(.04)	(2.65)	.76	2.25	.10	(3.03)
Distributions from net investment income	–	–	–B	(.14)	(.09)	(.04)
Distributions from net realized gain	–	–	(.01)	–	–	(.13)
Total distributions	–	–	(.01)	(.14)	(.09)	(.16)C
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$20.61	$20.65	$23.30	$22.55	$20.44	$20.43
Total ReturnD,E,F	(.19)%	(11.37)%	3.39%	11.06%	.49%	(12.89)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.80%I	1.78%	1.78%	1.81%	1.80%	1.79%
Expenses net of fee waivers, if any	1.80%I	1.78%	1.78%	1.81%	1.80%	1.79%
Expenses net of all reductions	1.80%I	1.76%	1.78%	1.76%	1.73%	1.73%
Net investment income (loss)	(.66)%I	.02%	- %J	.13%	.81%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$41,531	$43,365	$54,341	$55,797	$58,919	$73,146
Portfolio turnover rateK	91%I	110%	97%	121%	177%	122%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.125 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.07	$22.75	$22.11	$20.03	$20.03	$23.14
Income from Investment Operations
Net investment income (loss)A	(.11)	(.10)	(.11)	(.08)	.06	.04
Net realized and unrealized gain (loss)	.02	(2.58)	.75	2.18	(.06)	(3.13)
Total from investment operations	(.09)	(2.68)	.64	2.10	–	(3.09)
Distributions from net investment income	–	–	–	(.02)	–	(.01)
Distributions from net realized gain	–	–	–	–	–	(.03)
Total distributions	–	–	–	(.02)	–	(.03)B
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$19.98	$20.07	$22.75	$22.11	$20.03	$20.03
Total ReturnD,E,F	(.45)%	(11.78)%	2.89%	10.50%	-%	(13.33)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.29%I	2.28%	2.28%	2.31%	2.29%	2.29%
Expenses net of fee waivers, if any	2.29%I	2.28%	2.28%	2.31%	2.29%	2.29%
Expenses net of all reductions	2.29%I	2.26%	2.28%	2.26%	2.23%	2.22%
Net investment income (loss)	(1.15)%I	(.48)%	(.49)%	(.37)%	.32%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$2,232	$3,255	$7,546	$11,391	$15,994	$21,304
Portfolio turnover rateJ	91%I	110%	97%	121%	177%	122%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.03 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.025 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.02	$22.70	$22.06	$20.00	$20.00	$23.13
Income from Investment Operations
Net investment income (loss)A	(.11)	(.10)	(.11)	(.08)	.06	.04
Net realized and unrealized gain (loss)	.02	(2.58)	.75	2.18	(.06)	(3.12)
Total from investment operations	(.09)	(2.68)	.64	2.10	–	(3.08)
Distributions from net investment income	–	–	–	(.04)	–	(.01)
Distributions from net realized gain	–	–	–	–	–	(.05)
Total distributions	–	–	–	(.04)	–	(.06)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$19.93	$20.02	$22.70	$22.06	$20.00	$20.00
Total ReturnC,D,E	(.45)%	(11.81)%	2.90%	10.49%	-%	(13.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.29%H	2.27%	2.27%	2.31%	2.29%	2.28%
Expenses net of fee waivers, if any	2.29%H	2.27%	2.27%	2.30%	2.29%	2.28%
Expenses net of all reductions	2.29%H	2.26%	2.27%	2.25%	2.23%	2.22%
Net investment income (loss)	(1.15)%H	(.47)%	(.49)%	(.37)%	.32%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$43,004	$46,595	$64,026	$62,532	$65,598	$80,855
Portfolio turnover rateI	91%H	110%	97%	121%	177%	122%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.83	$23.50	$22.73	$20.61	$20.63	$23.87
Income from Investment Operations
Net investment income (loss)A	(.01)	.14	.14	.15	.28	.29
Net realized and unrealized gain (loss)	.04	(2.67)	.76	2.25	(.06)	(3.21)
Total from investment operations	.03	(2.53)	.90	2.40	.22	(2.92)
Distributions from net investment income	(.04)	(.11)	(.12)	(.28)	(.24)	(.20)
Distributions from net realized gain	–	(.03)	(.01)	–	–	(.13)
Total distributions	(.04)	(.14)	(.13)	(.28)	(.24)	(.33)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$20.82	$20.83	$23.50	$22.73	$20.61	$20.63
Total ReturnC,D	.14%	(10.83)%	4.00%	11.73%	1.08%	(12.41)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.19%G	1.17%	1.18%	1.23%	1.22%	1.21%
Expenses net of fee waivers, if any	1.19%G	1.17%	1.18%	1.22%	1.22%	1.21%
Expenses net of all reductions	1.19%G	1.16%	1.18%	1.18%	1.16%	1.14%
Net investment income (loss)	(.05)%G	.63%	.60%	.71%	1.39%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$218,790	$209,270	$199,098	$150,576	$145,782	$138,312
Portfolio turnover rateH	91%G	110%	97%	121%	177%	122%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$20.83	$23.50	$22.73	$21.33
Income from Investment Operations
Net investment income (loss)B	.01	.17	.18	.03
Net realized and unrealized gain (loss)	.03	(2.66)	.76	1.37
Total from investment operations	.04	(2.49)	.94	1.40
Distributions from net investment income	(.07)	(.14)	(.16)	–
Distributions from net realized gain	–	(.03)	(.01)	–
Total distributions	(.07)	(.18)C	(.17)	–
Redemption fees added to paid in capitalB,D	–	–	–	–
Net asset value, end of period	$20.80	$20.83	$23.50	$22.73
Total ReturnE,F	.19%	(10.68)%	4.19%	6.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.03%I	1.02%	1.02%	1.05%I
Expenses net of fee waivers, if any	1.03%I	1.02%	1.02%	1.05%I
Expenses net of all reductions	1.03%I	1.00%	1.02%	1.00%I
Net investment income (loss)	.10%I	.78%	.77%	.62%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,974	$6,114	$5,544	$107
Portfolio turnover rateJ	91%I	110%	97%	121%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.033 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$46,138,355
Gross unrealized depreciation	(23,211,711)
Net unrealized appreciation (depreciation) on securities	$22,926,644
Tax cost	$401,530,903

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(47,911,843)
Total with expiration	$(47,911,843)
No expiration
Short-term	$(12,456,052)
Total no expiration	$(12,456,052)
Total capital loss carryforward	$(60,367,895)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $181,903,642 and $184,169,805, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$131,354	$222
Class T	.25%	.25%	100,958	–
Class B	.75%	.25%	12,991	9,743
Class C	.75%	.25%	212,064	16,361
			$457,367	$26,326

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,692
Class T	4,608
Class B(a)	1,041
Class C(a)	2,066
$24,407

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$159,384.30
Class T	63,712.32
Class B	3,939.30
Class C	64,561.30
Class I	204,569.20
Class Z	1,331.05
	$497,496

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $695 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $348 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $39,758, including $525 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,176 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,450.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$–	$115,150
Class I	377,257	898,042
Class Z	19,895	33,409
Total	$397,152	$1,046,601
From net realized gain
Class A	$–	$199,998
Class I	–	279,579
Class Z	–	7,710
Total	$–	$487,287

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	649,337	1,093,525	$12,767,711	$24,402,020
Reinvestment of distributions	–	13,163	–	302,357
Shares redeemed	(842,924)	(1,715,077)	(16,542,384)	(37,830,400)
Net increase (decrease)	(193,587)	(608,389)	$(3,774,673)	$(13,126,023)
Class T
Shares sold	182,219	305,389	$3,546,032	$6,786,919
Shares redeemed	(267,048)	(537,767)	(5,159,406)	(11,710,693)
Net increase (decrease)	(84,829)	(232,378)	$(1,613,374)	$(4,923,774)
Class B
Shares sold	1,396	2,482	$25,071	$54,329
Shares redeemed	(51,892)	(171,894)	(985,523)	(3,727,701)
Net increase (decrease)	(50,496)	(169,412)	$(960,452)	$(3,673,372)
Class C
Shares sold	131,744	365,122	$2,512,301	$7,912,445
Shares redeemed	(301,615)	(858,213)	(5,692,128)	(18,293,083)
Net increase (decrease)	(169,871)	(493,091)	$(3,179,827)	$(10,380,638)
Class I
Shares sold	1,061,826	3,524,595	$21,307,705	$77,404,353
Reinvestment of distributions	17,692	49,091	362,855	1,129,581
Shares redeemed	(614,601)	(1,999,205)	(12,159,604)	(44,250,238)
Net increase (decrease)	464,917	1,574,481	$9,510,956	$34,283,696
Class Z
Shares sold	21,209	119,541	$423,468	$2,670,833
Reinvestment of distributions	971	1,789	19,895	41,119
Shares redeemed	(28,451)	(63,727)	(563,426)	(1,390,718)
Net increase (decrease)	(6,271)	57,603	$(120,063)	$1,321,234

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.54%
Actual		$1,000.00	$999.50	$7.66
Hypothetical-C		$1,000.00	$1,017.21	$7.72
Class T	1.80%
Actual		$1,000.00	$998.10	$8.94
Hypothetical-C		$1,000.00	$1,015.91	$9.02
Class B	2.29%
Actual		$1,000.00	$995.50	$11.36
Hypothetical-C		$1,000.00	$1,013.48	$11.46
Class C	2.29%
Actual		$1,000.00	$995.50	$11.36
Hypothetical-C		$1,000.00	$1,013.48	$11.46
Class I	1.19%
Actual		$1,000.00	$1,001.40	$5.92
Hypothetical-C		$1,000.00	$1,018.95	$5.97
Class Z	1.03%
Actual		$1,000.00	$1,001.90	$5.13
Hypothetical-C		$1,000.00	$1,019.74	$5.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

FAEM-SANN-0616
1.800638.112

Fidelity Advisor® Global Equity Income Fund Class A, Class T and Class C Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson (United States of America, Pharmaceuticals)	2.6	2.4
Accenture PLC Class A (Ireland, IT Services)	1.9	1.9
General Electric Co. (United States of America, Industrial Conglomerates)	1.9	2.4
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	1.9	2.5
Chevron Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.8	1.8
	10.1

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.2	20.6
Information Technology	14.5	17.3
Consumer Staples	12.9	14.5
Health Care	12.6	13.2
Consumer Discretionary	12.0	13.3

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	38.7	41.4
Japan	10.9	11.4
United Kingdom	10.5	12.9
Ireland	4.2	4.1
Canada	3.5	3.3

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks	88.9%
Short-Term Investments and Net Other Assets (Liabilities)	11.1%

As of October 31, 2015
Stocks	96.0%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.9%
	Shares	Value
Australia - 0.0%
Telstra Corp. Ltd.	559	$2,270
Bailiwick of Jersey - 1.5%
Shire PLC	1,470	91,731
Wolseley PLC	3,024	169,381

TOTAL BAILIWICK OF JERSEY		261,112

Belgium - 0.6%
Anheuser-Busch InBev SA NV	800	99,024
Canada - 3.5%
Constellation Software, Inc.	220	85,977
Fairfax Financial Holdings Ltd. (sub. vtg.)	160	85,758
Imperial Oil Ltd.	4,870	161,505
PrairieSky Royalty Ltd.	1,110	23,373
Suncor Energy, Inc.	8,600	252,441

TOTAL CANADA		609,054

Cayman Islands - 0.3%
SITC International Holdings Co. Ltd.	105,000	56,749
Chile - 0.4%
Vina San Pedro SA	7,534,071	74,237
France - 2.8%
Bouygues SA	1,494	49,816
Cegedim SA (a)	1,000	27,458
Renault SA	1,289	124,395
Sanofi SA	2,623	216,205
VINCI SA	792	59,165

TOTAL FRANCE		477,039

Germany - 1.6%
adidas AG	840	108,303
AURELIUS AG	1,469	87,838
SAP AG	942	73,910

TOTAL GERMANY		270,051

Hong Kong - 1.8%
HKT Trust/HKT Ltd. unit	90,280	129,772
Techtronic Industries Co. Ltd.	50,000	187,434

TOTAL HONG KONG		317,206

Indonesia - 0.5%
PT Bank Central Asia Tbk	91,300	90,345
Ireland - 4.2%
Accenture PLC Class A	2,941	332,098
Greencore Group PLC	26,121	137,705
Medtronic PLC	3,153	249,560

TOTAL IRELAND		719,363

Isle of Man - 1.1%
Optimal Payments PLC (a)	16,800	93,574
Playtech Ltd.	8,739	102,727

TOTAL ISLE OF MAN		196,301

Israel - 3.1%
Bezeq The Israel Telecommunication Corp. Ltd.	56,800	121,157
Cellcom Israel Ltd. (Israel) (a)	10,478	78,632
Partner Communications Co. Ltd. (a)	11,358	59,093
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	900	36,950
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,310	234,680

TOTAL ISRAEL		530,512

Italy - 0.2%
Astaldi SpA	7,800	38,244
Japan - 10.9%
A/S One Corp.	2,200	79,328
Astellas Pharma, Inc.	17,700	238,642
Broadleaf Co. Ltd.	4,700	46,446
Casio Computer Co. Ltd.	2,100	39,957
Daiichikosho Co. Ltd.	4,300	180,264
Daito Trust Construction Co. Ltd.	900	127,289
Hoya Corp.	6,800	260,401
Inaba Denki Sangyo Co. Ltd.	500	15,699
Japan Tobacco, Inc.	2,800	114,402
KDDI Corp.	5,200	149,790
NEC Corp.	24,000	58,411
Nippon Telegraph & Telephone Corp.	1,600	71,601
Olympus Corp.	4,200	163,618
ORIX Corp.	3,500	49,507
Shinsei Bank Ltd.	91,000	127,543
Sony Corp.	2,400	58,132
Tsuruha Holdings, Inc.	1,000	95,916
USS Co. Ltd.	1,100	17,400

TOTAL JAPAN		1,894,346

Netherlands - 1.1%
Altice NV Class A (a)	3,954	59,990
LyondellBasell Industries NV Class A	1,521	125,741

TOTAL NETHERLANDS		185,731

Singapore - 0.5%
United Overseas Bank Ltd.	6,525	90,244
South Africa - 1.0%
Capitec Bank Holdings Ltd.	2,200	91,346
EOH Holdings Ltd.	3,900	37,958
Lewis Group Ltd.	11,600	39,122

TOTAL SOUTH AFRICA		168,426

Spain - 0.5%
Amadeus IT Holding SA Class A	1,900	86,458
Sweden - 0.5%
Sandvik AB	8,800	90,296
Switzerland - 1.5%
Banque Cantonale Vaudoise	110	75,852
Chubb Ltd.	1,190	140,253
Sika AG	10	42,562

TOTAL SWITZERLAND		258,667

Taiwan - 2.1%
ECLAT Textile Co. Ltd.	4,022	45,881
King's Town Bank	27,000	18,806
Taiwan Semiconductor Manufacturing Co. Ltd.	66,000	302,759

TOTAL TAIWAN		367,446

United Kingdom - 10.5%
British American Tobacco PLC (United Kingdom)	2,888	176,087
Hilton Food Group PLC	11,081	91,155
Howden Joinery Group PLC	8,754	63,187
Imperial Tobacco Group PLC	3,310	179,842
ITV PLC	60,142	197,898
Lloyds Banking Group PLC	192,616	189,055
Micro Focus International PLC	10,284	229,755
Reckitt Benckiser Group PLC	1,254	122,163
SABMiller PLC	1,448	88,544
St. James's Place Capital PLC	6,387	80,912
The Restaurant Group PLC	4,635	18,631
WH Smith PLC	9,161	224,209
Whitbread PLC	1,325	74,963
William Hill PLC	12,339	56,377
Wuliangye Yibin Co. Ltd. ELS (UBS Warrant Programme) warrants 3/7/19 (a)(b)	5,700	25,004

TOTAL UNITED KINGDOM		1,817,782

United States of America - 38.7%
American Tower Corp.	1,512	158,579
Amgen, Inc.	842	133,289
Apple, Inc.	3,428	321,341
Bank of America Corp.	13,135	191,246
BWX Technologies, Inc.	5,026	167,818
C.H. Robinson Worldwide, Inc.	430	30,517
Chevron Corp.	3,123	319,108
CME Group, Inc.	565	51,929
Comcast Corp. Class A	2,359	143,333
ConocoPhillips Co.	2,579	123,250
CVB Financial Corp.	6,426	110,399
CVS Health Corp.	2,844	285,822
Danaher Corp.	1,984	191,952
Deluxe Corp.	407	25,551
Diamond Hill Investment Group, Inc.	588	103,053
Dr. Pepper Snapple Group, Inc.	1,253	113,910
E.I. du Pont de Nemours & Co.	1,674	110,333
EMC Corp.	4,049	105,719
Exxon Mobil Corp.	3,005	265,642
First NBC Bank Holding Co. (a)	400	8,696
General Electric Co.	10,604	326,073
H&R Block, Inc.	3,076	62,258
IBM Corp.	1,162	169,582
Johnson & Johnson	3,946	442,267
JPMorgan Chase & Co.	4,350	274,920
McDonald's Corp.	882	111,564
McGraw Hill Financial, Inc.	1,332	142,324
Microsoft Corp.	5,482	273,387
Molson Coors Brewing Co. Class B	701	67,037
MSCI, Inc. Class A	1,221	92,723
Oracle Corp.	4,790	190,929
PepsiCo, Inc.	1,676	172,561
Procter & Gamble Co.	2,403	192,528
Roper Technologies, Inc.	475	83,643
SunTrust Banks, Inc.	3,008	125,554
Target Corp.	2,910	231,345
The Coca-Cola Co.	4,079	182,739
U.S. Bancorp	4,581	195,563
United Technologies Corp.	973	101,552
VF Corp.	815	51,386
Wells Fargo & Co.	5,171	258,447

TOTAL UNITED STATES OF AMERICA		6,709,869

TOTAL COMMON STOCKS
(Cost $14,375,145)		15,410,772
	Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.6% 3/31/40(d)
(Cost $429)	500	434
	Shares	Value

Money Market Funds - 10.7%
Fidelity Cash Central Fund, 0.38% (e)
(Cost $1,842,438)	1,842,438	1,842,438
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $16,218,012)		17,253,644
NET OTHER ASSETS (LIABILITIES) - 0.4%		77,799
NET ASSETS - 100%		$17,331,443

Currency Abbreviations

CAD – Canadian dollar

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,004 or 0.1% of net assets.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,368

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,096,029	$1,612,842	$483,187	$--
Consumer Staples	2,230,622	1,722,054	508,568	--
Energy	1,145,319	1,145,319	--	--
Financials	2,993,185	2,474,787	518,398	--
Health Care	2,137,179	1,087,254	1,049,925	--
Industrials	1,406,456	1,164,627	241,829	--
Information Technology	2,511,031	2,029,505	481,526	--
Materials	278,636	278,636	--	--
Telecommunication Services	612,315	258,882	353,433	--
Corporate Bonds	434	--	434	--
Money Market Funds	1,842,438	1,842,438	--	--
Total Investments in Securities:	$17,253,644	$13,616,344	$3,637,300	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$266,858

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $14,375,574)	$15,411,206
Fidelity Central Funds (cost $1,842,438)	1,842,438
Total Investments (cost $16,218,012)		$17,253,644
Cash		581
Foreign currency held at value (cost $82)		100
Receivable for investments sold		35,798
Receivable for fund shares sold		72,822
Dividends receivable		66,289
Interest receivable		3
Distributions receivable from Fidelity Central Funds		443
Prepaid expenses		7
Receivable from investment adviser for expense reductions		37,107
Other receivables		998
Total assets		17,467,792
Liabilities
Payable for fund shares redeemed	$83,988
Accrued management fee	10,007
Distribution and service plan fees payable	5,074
Other affiliated payables	4,133
Other payables and accrued expenses	33,147
Total liabilities		136,349
Net Assets		$17,331,443
Net Assets consist of:
Paid in capital		$16,515,605
Undistributed net investment income		34,503
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(255,617)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,036,952
Net Assets		$17,331,443
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,574,347 ÷ 452,035 shares)		$12.33
Maximum offering price per share (100/94.25 of $12.33)		$13.08
Class T:
Net Asset Value and redemption price per share ($2,538,110 ÷ 205,907 shares)		$12.33
Maximum offering price per share (100/96.50 of $12.33)		$12.78
Class C:
Net Asset Value and offering price per share ($3,512,049 ÷ 285,919 shares)(a)		$12.28
Class I:
Net Asset Value, offering price and redemption price per share ($5,706,937 ÷ 462,107 shares)		$12.35

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$178,349
Interest		16
Income from Fidelity Central Funds		1,368
Income before foreign taxes withheld		179,733
Less foreign taxes withheld		(7,330)
Total income		172,403
Expenses
Management fee	$48,492
Transfer agent fees	19,399
Distribution and service plan fees	28,296
Accounting fees and expenses	3,591
Custodian fees and expenses	8,524
Independent trustees' compensation	28
Registration fees	47,951
Audit	38,347
Legal	222
Miscellaneous	316
Total expenses before reductions	195,166
Expense reductions	(83,701)	111,465
Net investment income (loss)		60,938
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(189,990)
Foreign currency transactions	629
Total net realized gain (loss)		(189,361)
Change in net unrealized appreciation (depreciation) on: Investment securities	254,169
Assets and liabilities in foreign currencies	1,793
Total change in net unrealized appreciation (depreciation)		255,962
Net gain (loss)		66,601
Net increase (decrease) in net assets resulting from operations		$127,539

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,938	$77,738
Net realized gain (loss)	(189,361)	171,178
Change in net unrealized appreciation (depreciation)	255,962	(63,591)
Net increase (decrease) in net assets resulting from operations	127,539	185,325
Distributions to shareholders from net investment income	(36,655)	(79,760)
Distributions to shareholders from net realized gain	(150,997)	(574,146)
Total distributions	(187,652)	(653,906)
Share transactions - net increase (decrease)	5,963,159	1,350,797
Total increase (decrease) in net assets	5,903,046	882,216
Net Assets
Beginning of period	11,428,397	10,546,181
End of period (including undistributed net investment income of $34,503 and undistributed net investment income of $10,220, respectively)	$17,331,443	$11,428,397

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Equity Income Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$12.96	$12.20	$10.15	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.12	.25C	.19	.09
Net realized and unrealized gain (loss)	(.03)	.24	.91	2.05	.16
Total from investment operations	.03	.36	1.16	2.24	.25
Distributions from net investment income	(.04)	(.11)	(.22)	(.18)	(.10)
Distributions from net realized gain	(.16)	(.71)	(.18)	(.01)	–
Total distributions	(.20)	(.82)	(.40)	(.19)	(.10)
Net asset value, end of period	$12.33	$12.50	$12.96	$12.20	$10.15
Total ReturnD,E,F	.26%	2.85%	9.70%	22.28%	2.51%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.65%I	2.42%	2.63%	4.37%	7.41%I
Expenses net of fee waivers, if any	1.45%I	1.45%	1.45%	1.45%	1.45%I
Expenses net of all reductions	1.45%I	1.44%	1.45%	1.43%	1.44%I
Net investment income (loss)	1.03%I	.95%	1.95%C	1.66%	1.89%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,574	$4,552	$4,025	$2,115	$756
Portfolio turnover rateJ	34%I	87%	112%	78%	36%K

 A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Equity Income Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.95	$12.20	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.09	.21C	.16	.08
Net realized and unrealized gain (loss)	(.02)	.24	.91	2.06	.15
Total from investment operations	.03	.33	1.12	2.22	.23
Distributions from net investment income	(.03)	(.08)	(.19)	(.15)	(.09)
Distributions from net realized gain	(.16)	(.71)	(.18)	(.01)	–
Total distributions	(.19)	(.79)	(.37)	(.16)	(.09)
Net asset value, end of period	$12.33	$12.49	$12.95	$12.20	$10.14
Total ReturnD,E,F	.20%	2.59%	9.34%	22.11%	2.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.93%I	2.73%	2.96%	4.80%	7.68%I
Expenses net of fee waivers, if any	1.70%I	1.70%	1.70%	1.70%	1.70%I
Expenses net of all reductions	1.70%I	1.69%	1.70%	1.68%	1.69%I
Net investment income (loss)	.78%I	.70%	1.70%C	1.41%	1.64%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,538	$2,484	$2,014	$1,270	$714
Portfolio turnover rateJ	34%I	87%	112%	78%	36%K

 A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Equity Income Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$12.93	$12.18	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.03	.15C	.10	.06
Net realized and unrealized gain (loss)	(.03)	.24	.91	2.06	.15
Total from investment operations	(.01)	.27	1.06	2.16	.21
Distributions from net investment income	(.01)	(.05)	(.14)	(.11)	(.07)
Distributions from net realized gain	(.16)	(.70)	(.17)	(.01)	–
Total distributions	(.17)	(.74)D	(.31)	(.12)	(.07)
Net asset value, end of period	$12.28	$12.46	$12.93	$12.18	$10.14
Total ReturnE,F,G	(.14)%	2.10%	8.83%	21.40%	2.12%
Ratios to Average Net AssetsH,I
Expenses before reductions	3.45%J	3.23%	3.43%	5.26%	8.19%J
Expenses net of fee waivers, if any	2.20%J	2.20%	2.20%	2.20%	2.20%J
Expenses net of all reductions	2.20%J	2.19%	2.20%	2.18%	2.19%J
Net investment income (loss)	.28%J	.20%	1.20%C	.91%	1.14%J
Supplemental Data
Net assets, end of period (000 omitted)	$3,512	$3,225	$3,173	$1,445	$666
Portfolio turnover rateK	34%J	87%	112%	78%	36%L

 A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 D Total distributions of $.74 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.695 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Global Equity Income Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$12.97	$12.22	$10.15	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.15	.28C	.21	.10
Net realized and unrealized gain (loss)	(.02)	.24	.90	2.07	.16
Total from investment operations	.06	.39	1.18	2.28	.26
Distributions from net investment income	(.06)	(.14)	(.25)	(.20)	(.11)
Distributions from net realized gain	(.16)	(.71)	(.18)	(.01)	–
Total distributions	(.22)	(.85)	(.43)	(.21)	(.11)
Net asset value, end of period	$12.35	$12.51	$12.97	$12.22	$10.15
Total ReturnD,E	.46%	3.09%	9.86%	22.71%	2.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.34%H	2.11%	2.35%	4.46%	7.23%H
Expenses net of fee waivers, if any	1.20%H	1.20%	1.20%	1.20%	1.20%H
Expenses net of all reductions	1.20%H	1.19%	1.20%	1.18%	1.19%H
Net investment income (loss)	1.29%H	1.20%	2.20%C	1.91%	2.14%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,707	$1,167	$1,334	$1,231	$939
Portfolio turnover rateI	34%H	87%	112%	78%	36%J

 A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor Global Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,624,934
Gross unrealized depreciation	(661,671)
Net unrealized appreciation (depreciation) on securities	$963,263
Tax cost	$16,290,381

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,577,542 and $2,209,538, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$6,162	$255
Class T	.25%	.25%	6,210	625
Class C	.75%	.25%	15,924	15,924
			$28,296	$16,804

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,099
Class T	680
Class C(a)	764
$5,543

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,847.28
Class T	4,038.32
Class C	4,960.31
Class I	3,554.22
	$19,399

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $39 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$29,699
Class T	1.70%	15,261
Class C	2.20%	19,885
Class I	1.20%	18,813
		$83,658

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

In addition, during the period the investments adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $42.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$17,402	$37,903
Class T	5,464	15,415
Class C	1,297	12,164
Class I	12,492	14,278
Total	$36,655	$79,760
From net realized gain
Class A	$60,195	$222,759
Class T	32,288	109,345
Class C	41,507	168,198
Class I	17,007	73,844
Total	$150,997	$574,146

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	127,899	172,016	$1,552,736	$2,191,371
Reinvestment of distributions	5,958	19,779	74,045	247,241
Shares redeemed	(46,090)	(138,207)	(563,205)	(1,716,684)
Net increase (decrease)	87,767	53,588	$1,063,576	$721,928
Class T
Shares sold	30,261	93,137	$366,153	$1,178,554
Reinvestment of distributions	3,035	9,968	37,747	124,661
Shares redeemed	(26,303)	(59,695)	(317,949)	(748,248)
Net increase (decrease)	6,993	43,410	$85,951	$554,967
Class C
Shares sold	72,561	120,269	$884,490	$1,517,646
Reinvestment of distributions	3,301	14,053	41,004	175,518
Shares redeemed	(48,893)	(120,843)	(579,995)	(1,499,976)
Net increase (decrease)	26,969	13,479	$345,499	$193,188
Class I
Shares sold	402,953	25,924	$4,882,628	$328,076
Reinvestment of distributions	1,788	6,890	22,214	86,194
Shares redeemed	(35,864)	(42,440)	(436,709)	(533,556)
Net increase (decrease)	368,877	(9,626)	$4,468,133	$(119,286)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.45%
Actual		$1,000.00	$1,002.60	$7.22
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class T	1.70%
Actual		$1,000.00	$1,002.00	$8.56
Hypothetical-C		$1,000.00	$1,016.31	$8.62
Class C	2.20%
Actual		$1,000.00	$998.60	$10.88
Hypothetical-C		$1,000.00	$1,013.97	$10.97
Class I	1.20%
Actual		$1,000.00	$1,004.60	$5.93
Hypothetical-C		$1,000.00	$1,018.95	$5.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AGED-SANN-0616
1.938154.103

Fidelity Advisor® Value Leaders Fund Class I Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	4.3	3.2
EMC Corp.	4.2	2.8
Teva Pharmaceutical Industries Ltd. sponsored ADR	4.1	4.3
JPMorgan Chase & Co.	3.5	3.7
Wells Fargo & Co.	3.3	3.4
Alphabet, Inc. Class A	3.2	3.2
SanDisk Corp.	3.1	0.0
Johnson & Johnson	2.6	3.6
Allergan PLC	2.5	0.0
CF Industries Holdings, Inc.	2.4	1.9
	33.2

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.6	27.8
Information Technology	23.0	20.6
Health Care	16.2	17.0
Consumer Discretionary	9.8	10.4
Energy	7.8	8.6

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Stocks	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 25.4%

As of October 31, 2015*
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 19.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Media - 7.9%
Cablevision Systems Corp. - NY Group Class A	6,300	$210,357
CBS Corp. Class B	11,900	665,329
Starz Series A (a)	16,700	454,407
Twenty-First Century Fox, Inc. Class A	21,200	641,512
Viacom, Inc. Class B (non-vtg.)	16,300	666,670
		2,638,275
Specialty Retail - 0.8%
GNC Holdings, Inc.	11,700	285,012
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	3,700	353,720

TOTAL CONSUMER DISCRETIONARY		3,277,007

CONSUMER STAPLES - 2.9%
Beverages - 1.8%
C&C Group PLC	134,026	602,049
Food & Staples Retailing - 1.1%
Rite Aid Corp. (a)	43,200	347,760
Safeway, Inc.:
rights (a)	4,300	0
rights (a)	4,300	774
		348,534

TOTAL CONSUMER STAPLES		950,583

ENERGY - 7.8%
Energy Equipment & Services - 0.3%
BW Offshore Ltd.	484,800	105,969
Oil, Gas & Consumable Fuels - 7.5%
Phillips 66 Co.	5,100	418,761
Suncor Energy, Inc.	17,400	510,753
Teekay Corp.	52,500	588,000
Teekay LNG Partners LP	23,200	318,768
Teekay Offshore Partners LP	109,100	651,327
		2,487,609

TOTAL ENERGY		2,593,578

FINANCIALS - 26.6%
Banks - 8.6%
JPMorgan Chase & Co.	18,325	1,158,140
U.S. Bancorp	13,871	592,153
Wells Fargo & Co.	22,026	1,100,859
		2,851,152
Capital Markets - 1.4%
Goldman Sachs Group, Inc.	2,900	475,919
Consumer Finance - 3.1%
Capital One Financial Corp.	6,600	477,774
Discover Financial Services	9,900	557,073
		1,034,847
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	9,700	1,411,158
Insurance - 7.0%
Allstate Corp.	7,740	503,487
Chubb Ltd.	4,800	565,728
Prudential PLC	31,461	621,025
The Travelers Companies, Inc.	5,900	648,410
		2,338,650
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	19,400	202,148
Real Estate Management & Development - 1.6%
CBRE Group, Inc. (a)	17,700	524,451

TOTAL FINANCIALS		8,838,325

HEALTH CARE - 16.2%
Biotechnology - 3.6%
Amgen, Inc.	4,300	680,690
Baxalta, Inc.	11,600	486,620
Dyax Corp. rights 12/31/19 (a)	15,500	36,580
		1,203,890
Health Care Providers & Services - 1.9%
Cigna Corp.	4,500	623,430
Pharmaceuticals - 10.7%
Allergan PLC (a)	3,800	822,928
Johnson & Johnson	7,800	874,224
Sanofi SA sponsored ADR	12,100	497,310
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,900	1,355,805
		3,550,267

TOTAL HEALTH CARE		5,377,587

INDUSTRIALS - 5.7%
Aerospace & Defense - 1.0%
United Technologies Corp.	3,300	344,421
Machinery - 2.2%
Deere & Co. (b)	8,600	723,346
Professional Services - 1.5%
Dun & Bradstreet Corp.	4,500	496,845
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	8,100	324,081

TOTAL INDUSTRIALS		1,888,693

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 3.4%
Cisco Systems, Inc.	21,164	581,798
Harris Corp.	6,900	552,069
		1,133,867
Internet Software& Services - 4.4%
Alphabet, Inc. Class A	1,483	1,049,786
eBay, Inc. (a)	16,000	390,880
		1,440,666
IT Services - 1.6%
The Western Union Co.	26,300	526,000
Software - 1.9%
Oracle Corp.	8,800	350,768
VMware, Inc. Class A (a)(b)	5,100	290,241
		641,009
Technology Hardware, Storage & Peripherals - 11.7%
Apple, Inc.	7,400	693,676
EMC Corp.	52,800	1,378,608
Samsung Electronics Co. Ltd.	712	773,727
SanDisk Corp.	13,900	1,044,307
		3,890,318

TOTAL INFORMATION TECHNOLOGY		7,631,860

MATERIALS - 4.5%
Chemicals - 4.5%
CF Industries Holdings, Inc.	24,400	806,908
LyondellBasell Industries NV Class A	8,200	677,894
		1,484,802
UTILITIES - 1.6%
Electric Utilities - 1.6%
Exelon Corp.	15,700	550,913
TOTAL COMMON STOCKS
(Cost $32,525,833)		32,593,348

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.38% (c)	632,112	632,112
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	834,625	834,625
TOTAL MONEY MARKET FUNDS
(Cost $1,466,737)		1,466,737
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $33,992,570)		34,060,085
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(821,581)
NET ASSETS - 100%		$33,238,504

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,025
Fidelity Securities Lending Cash Central Fund	2,599
Total	$3,624

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,277,007	$3,277,007	$--	$--
Consumer Staples	950,583	949,809	--	774
Energy	2,593,578	2,593,578	--	--
Financials	8,838,325	8,217,300	621,025	--
Health Care	5,377,587	5,341,007	--	36,580
Industrials	1,888,693	1,888,693	--	--
Information Technology	7,631,860	7,631,860	--	--
Materials	1,484,802	1,484,802	--	--
Utilities	550,913	550,913	--	--
Money Market Funds	1,466,737	1,466,737	--	--
Total Investments in Securities:	$34,060,085	$33,401,706	$621,025	$37,354

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.6%
Marshall Islands	4.7%
Ireland	4.3%
Israel	4.1%
Netherlands	3.1%
Korea (South)	2.3%
United Kingdom	1.9%
Switzerland	1.7%
Canada	1.5%
France	1.5%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $817,373) — See accompanying schedule: Unaffiliated issuers (cost $32,525,833)	$32,593,348
Fidelity Central Funds (cost $1,466,737)	1,466,737
Total Investments (cost $33,992,570)		$34,060,085
Receivable for investments sold		67,088
Receivable for fund shares sold		8,187
Dividends receivable		49,051
Distributions receivable from Fidelity Central Funds		686
Prepaid expenses		22
Receivable from investment adviser for expense reductions		10,340
Other receivables		599
Total assets		34,196,058
Liabilities
Payable for investments purchased	$29,351
Payable for fund shares redeemed	30,986
Accrued management fee	17,020
Distribution and service plan fees payable	11,348
Other affiliated payables	7,811
Other payables and accrued expenses	26,413
Collateral on securities loaned, at value	834,625
Total liabilities		957,554
Net Assets		$33,238,504
Net Assets consist of:
Paid in capital		$58,129,253
Undistributed net investment income		25,645
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,984,439)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		68,045
Net Assets		$33,238,504
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,920,870 ÷ 1,123,250 shares)		$15.95
Maximum offering price per share (100/94.25 of $15.95)		$16.92
Class T:
Net Asset Value and redemption price per share ($6,948,659 ÷ 434,481 shares)		$15.99
Maximum offering price per share (100/96.50 of $15.99)		$16.57
Class B:
Net Asset Value and offering price per share ($160,978 ÷ 10,148 shares)(a)		$15.86
Class C:
Net Asset Value and offering price per share ($5,371,060 ÷ 345,417 shares)(a)		$15.55
Class I:
Net Asset Value, offering price and redemption price per share ($2,836,937 ÷ 176,561 shares)		$16.07

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$346,290
Income from Fidelity Central Funds		3,624
Total income		349,914
Expenses
Management fee
Basic fee	$89,837
Performance adjustment	14,612
Transfer agent fees	41,283
Distribution and service plan fees	67,288
Accounting and security lending fees	6,431
Custodian fees and expenses	3,914
Independent trustees' compensation	72
Registration fees	29,902
Audit	29,948
Legal	910
Miscellaneous	110
Total expenses before reductions	284,307
Expense reductions	(54,306)	230,001
Net investment income (loss)		119,913
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(303,544)
Foreign currency transactions	449
Total net realized gain (loss)		(303,095)
Change in net unrealized appreciation (depreciation) on: Investment securities	(101,688)
Assets and liabilities in foreign currencies	531
Total change in net unrealized appreciation (depreciation)		(101,157)
Net gain (loss)		(404,252)
Net increase (decrease) in net assets resulting from operations		$(284,339)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$119,913	$535,049
Net realized gain (loss)	(303,095)	1,890,187
Change in net unrealized appreciation (depreciation)	(101,157)	(1,350,224)
Net increase (decrease) in net assets resulting from operations	(284,339)	1,075,012
Distributions to shareholders from net investment income	(492,638)	(169,686)
Distributions to shareholders from net realized gain	(36,002)	(24,958)
Total distributions	(528,640)	(194,644)
Share transactions - net increase (decrease)	(819,733)	4,980,098
Total increase (decrease) in net assets	(1,632,712)	5,860,466
Net Assets
Beginning of period	34,871,216	29,010,750
End of period (including undistributed net investment income of $25,645 and undistributed net investment income of $398,370, respectively)	$33,238,504	$34,871,216

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Leaders Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.34	$15.79	$13.73	$10.82	$9.96	$10.12
Income from Investment Operations
Net investment income (loss)A	.07	.29	.12	.10	.13	.10
Net realized and unrealized gain (loss)	(.18)	.39B	1.94	3.01	.85	(.14)
Total from investment operations	(.11)	.68	2.06	3.11	.98	(.04)
Distributions from net investment income	(.27)	(.12)	–	(.20)	(.12)	(.11)
Distributions from net realized gain	(.02)	(.01)	–	–	–C	(.01)
Total distributions	(.28)D	(.13)	–	(.20)	(.12)	(.12)
Net asset value, end of period	$15.95	$16.34	$15.79	$13.73	$10.82	$9.96
Total ReturnE,F,G	(.68)%	4.32%B	15.00%	29.24%	10.00%	(.40)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.56%J	1.49%	1.30%	1.33%	1.28%	1.24%
Expenses net of fee waivers, if any	1.25%J	1.25%	1.25%	1.25%	1.25%	1.24%
Expenses net of all reductions	1.24%J	1.25%	1.25%	1.23%	1.24%	1.23%
Net investment income (loss)	.90%J	1.78%	.78%	.82%	1.26%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$17,921	$18,237	$15,067	$15,339	$14,705	$15,484
Portfolio turnover rateK	80%J	54%	182%	87%	94%	161%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 4.01%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.017 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Leaders Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.33	$15.78	$13.75	$10.82	$9.96	$10.08
Income from Investment Operations
Net investment income (loss)A	.05	.25	.08	.07	.10	.07
Net realized and unrealized gain (loss)	(.18)	.39B	1.95	3.02	.85	(.13)
Total from investment operations	(.13)	.64	2.03	3.09	.95	(.06)
Distributions from net investment income	(.20)	(.08)	–	(.16)	(.09)	(.05)
Distributions from net realized gain	(.02)	(.01)	–	–	–C	(.01)
Total distributions	(.21)D	(.09)	–	(.16)	(.09)	(.06)
Net asset value, end of period	$15.99	$16.33	$15.78	$13.75	$10.82	$9.96
Total ReturnE,F,G	(.80)%	4.04%B	14.76%	28.97%	9.68%	(.64)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.86%J	1.78%	1.58%	1.60%	1.55%	1.49%
Expenses net of fee waivers, if any	1.50%J	1.50%	1.50%	1.50%	1.50%	1.49%
Expenses net of all reductions	1.50%J	1.50%	1.50%	1.48%	1.49%	1.48%
Net investment income (loss)	.64%J	1.53%	.53%	.57%	1.01%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$6,949	$7,672	$7,819	$6,569	$6,145	$8,254
Portfolio turnover rateK	80%J	54%	182%	87%	94%	161%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 3.73%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.017 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Leaders Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.07	$15.53	$13.60	$10.70	$9.84	$9.99
Income from Investment Operations
Net investment income (loss)A	.01	.17	–B	.01	.05	.02
Net realized and unrealized gain (loss)	(.18)	.38C	1.93	2.99	.85	(.13)
Total from investment operations	(.17)	.55	1.93	3.00	.90	(.11)
Distributions from net investment income	(.02)	–	–	(.10)	(.03)	(.03)
Distributions from net realized gain	(.02)	(.01)	–	–	–B	(.01)
Total distributions	(.04)	(.01)	–	(.10)	(.04)D	(.04)
Net asset value, end of period	$15.86	$16.07	$15.53	$13.60	$10.70	$9.84
Total ReturnE,F,G	(1.06)%	3.56%C	14.19%	28.31%	9.14%	(1.14)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.37%J	2.33%	2.12%	2.10%	2.04%	1.99%
Expenses net of fee waivers, if any	2.00%J	2.00%	2.00%	2.00%	2.00%	1.99%
Expenses net of all reductions	2.00%J	2.00%	2.00%	1.98%	1.99%	1.98%
Net investment income (loss)	.14%J	1.03%	.03%	.07%	.51%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$161	$247	$406	$719	$895	$1,110
Portfolio turnover rateK	80%J	54%	182%	87%	94%	161%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 3.25%.

 D Total distributions of $.04 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Leaders Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.88	$15.35	$13.44	$10.59	$9.75	$9.92
Income from Investment Operations
Net investment income (loss)A	.01	.17	–B	.01	.05	.02
Net realized and unrealized gain (loss)	(.18)	.37C	1.91	2.95	.84	(.13)
Total from investment operations	(.17)	.54	1.91	2.96	.89	(.11)
Distributions from net investment income	(.15)	–	–	(.11)	(.05)	(.05)
Distributions from net realized gain	(.02)	(.01)	–	–	–B	(.01)
Total distributions	(.16)D	(.01)	–	(.11)	(.05)	(.06)
Net asset value, end of period	$15.55	$15.88	$15.35	$13.44	$10.59	$9.75
Total ReturnE,F,G	(1.06)%	3.54%C	14.21%	28.27%	9.21%	(1.18)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.37%J	2.29%	2.09%	2.08%	2.04%	2.00%
Expenses net of fee waivers, if any	2.00%J	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%J	2.00%	2.00%	1.97%	1.99%	1.98%
Net investment income (loss)	.14%J	1.03%	.03%	.07%	.51%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$5,371	$5,662	$4,458	$4,340	$3,299	$3,775
Portfolio turnover rateK	80%J	54%	182%	87%	94%	161%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 3.23%.

 D Total distributions of $.16 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.017 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Leaders Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.48	$15.93	$13.81	$10.89	$10.04	$10.19
Income from Investment Operations
Net investment income (loss)A	.09	.34	.15	.14	.18	.14
Net realized and unrealized gain (loss)	(.17)	.39B	1.97	3.02	.83	(.15)
Total from investment operations	(.08)	.73	2.12	3.16	1.01	(.01)
Distributions from net investment income	(.31)	(.17)	–	(.24)	(.16)	(.13)
Distributions from net realized gain	(.02)	(.01)	–	–	–C	(.01)
Total distributions	(.33)	(.18)	–	(.24)	(.16)	(.14)
Net asset value, end of period	$16.07	$16.48	$15.93	$13.81	$10.89	$10.04
Total ReturnD,E	(.53)%	4.58%B	15.35%	29.65%	10.30%	(.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.27%H	1.18%	1.01%	.94%	.83%	.89%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	.94%	.83%	.89%
Expenses net of all reductions	.99%H	1.00%	1.00%	.92%	.82%	.88%
Net investment income (loss)	1.15%H	2.03%	1.03%	1.13%	1.68%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$2,837	$3,052	$1,261	$1,767	$1,195	$523
Portfolio turnover rateI	80%H	54%	182%	87%	94%	161%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 4.27%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,399,163
Gross unrealized depreciation	(2,574,009)
Net unrealized appreciation (depreciation) on securities	$(174,846)
Tax cost	$34,234,931

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(9,484,911)
2017	(14,819,668)
2019	(169,201)
Total capital loss carryforward	$(24,473,780)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,091,357 and $14,447,732, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$21,649	$1,221
Class T	.25%	.25%	17,350	-
Class B	.75%	.25%	999	751
Class C	.75%	.25%	27,290	3,710
			$67,288	$5,682

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,544
Class T	550
Class B(a)	28
Class C(a)	84
$4,206

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$20,311.23
Class T	9,792.28
Class B	299.30
Class C	8,090.30
Class I	2,791.20
	$ 41,283

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $389 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,599. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$26,775
Class T	1.50%	12,241
Class B	2.00%	368
Class C	2.00%	10,005
Class I	1.00%	3,845
		$53,234

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $943 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $121.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$296,202	$114,891
Class T	86,018	37,662
Class B	332	–
Class C	52,765	–
Class I	57,321	17,133
Total	$492,638	$169,686
From net realized gain
Class A	$19,002	$12,739
Class T	7,499	6,567
Class B	245	311
Class C	6,102	3,946
Class I	3,154	1,395
Total	$36,002	$24,958

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	115,877	347,210	$1,799,514	$5,762,966
Reinvestment of distributions	19,140	7,654	309,115	124,714
Shares redeemed	(127,836)	(192,743)	(1,985,603)	(3,168,130)
Net increase (decrease)	7,181	162,121	$123,026	$2,719,550
Class T
Shares sold	12,903	61,595	$201,979	$1,008,225
Reinvestment of distributions	5,586	2,644	90,492	43,169
Shares redeemed	(53,819)	(89,859)	(855,461)	(1,479,942)
Net increase (decrease)	(35,330)	(25,620)	$(562,990)	$(428,548)
Class B
Shares sold	123	507	$1,901	$8,265
Reinvestment of distributions	32	18	520	292
Shares redeemed	(5,387)	(11,295)	(84,508)	(181,334)
Net increase (decrease)	(5,232)	(10,770)	$(82,087)	$(172,777)
Class C
Shares sold	33,538	112,671	$510,123	$1,824,580
Reinvestment of distributions	3,672	239	57,973	3,850
Shares redeemed	(48,473)	(46,657)	(735,458)	(741,831)
Net increase (decrease)	(11,263)	66,253	$(167,362)	$1,086,599
Class I
Shares sold	36,595	213,391	$576,366	$3,568,936
Reinvestment of distributions	3,673	1,111	59,684	18,206
Shares redeemed	(48,918)	(108,443)	(766,370)	(1,811,868)
Net increase (decrease)	(8,650)	106,059	$(130,320)	$1,775,274

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.25%
Actual		$1,000.00	$993.20	$6.19
Hypothetical-C		$1,000.00	$1,018.65	$6.27
Class T	1.50%
Actual		$1,000.00	$992.00	$7.43
Hypothetical-C		$1,000.00	$1,017.40	$7.52
Class B	2.00%
Actual		$1,000.00	$989.40	$9.89
Hypothetical-C		$1,000.00	$1,014.92	$10.02
Class C	2.00%
Actual		$1,000.00	$989.40	$9.89
Hypothetical-C		$1,000.00	$1,014.92	$10.02
Class I	1.00%
Actual		$1,000.00	$994.70	$4.96
Hypothetical-C		$1,000.00	$1,019.89	$5.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AVLFI-SANN-0616
1.800659.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 23, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 23, 2016